Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (60.2%)
Basic Materials (1.2%)
	Linde plc	404,012	118,529
	Air Products and Chemicals Inc.	173,563	44,451
	Ecolab Inc.	200,961	41,925
	Freeport-McMoRan Inc.	1,155,196	37,579
	Newmont Corp.	625,936	33,988
	Dow Inc.	585,788	33,718
	International Flavors & Fragrances Inc.	196,291	26,248
	Fastenal Co.	451,319	23,293
	Nucor Corp.	232,100	22,860
	Albemarle Corp.	91,855	20,114
	LyondellBasell Industries NV Class A	209,849	19,694
	International Paper Co.	306,485	17,139
	Avery Dennison Corp.	65,703	13,614
	Celanese Corp.	89,028	13,411
	Eastman Chemical Co.	107,025	10,782
	Mosaic Co.	271,150	9,686
	CF Industries Holdings Inc.	171,575	9,577
	FMC Corp.	101,515	9,295
	Steel Dynamics Inc.	154,388	9,029
*	Alcoa Corp.	146,400	7,165
	Reliance Steel & Aluminum Co.	49,740	7,084
*	Cleveland-Cliffs Inc.	357,091	7,074
	Olin Corp.	114,046	5,503
	Royal Gold Inc.	51,721	4,939
	Huntsman Corp.	160,213	4,741
*	RBC Bearings Inc.	22,318	4,736
	Valvoline Inc.	145,334	4,532
	Scotts Miracle-Gro Co.	30,878	4,519
	Ashland Global Holdings Inc.	47,850	4,264
	United States Steel Corp.	193,243	4,246
*	Hexcel Corp.	67,317	3,998
	Chemours Co.	132,679	3,856
	Balchem Corp.	25,816	3,745
	Element Solutions Inc.	168,379	3,650
	Timken Co.	55,105	3,605
	Avient Corp.	72,523	3,361
*	Univar Solutions Inc.	134,313	3,199
	UFP Industries Inc.	46,235	3,143
	Sensient Technologies Corp.	32,733	2,981
*	Livent Corp.	127,674	2,951
	Commercial Metals Co.	94,361	2,874

		Shares	Market Value ($000)
	Quaker Chemical Corp.	11,035	2,623
*	Arconic Corp.	81,237	2,562
*	MP Materials Corp.	77,100	2,485
	NewMarket Corp.	7,058	2,391
	Hecla Mining Co.	427,152	2,349
*	Ingevity Corp.	32,591	2,326
	Westlake Chemical Corp.	25,122	2,290
	Cabot Corp.	44,156	2,213
	Tronox Holdings plc Class A	87,714	2,162
*	Domtar Corp.	39,289	2,143
*	Amyris Inc.	151,100	2,075
	Stepan Co.	16,746	1,891
	Minerals Technologies Inc.	26,839	1,874
	Compass Minerals International Inc.	27,193	1,751
	Mueller Industries Inc.	41,401	1,702
	Innospec Inc.	19,761	1,664
	Boise Cascade Co.	30,705	1,657
	GrafTech International Ltd.	160,275	1,654
	Worthington Industries Inc.	27,489	1,449
	Kaiser Aluminum Corp.	13,151	1,433
	Carpenter Technology Corp.	38,339	1,255
*	Coeur Mining Inc.	172,147	1,062
	Materion Corp.	15,393	1,057
*	Kraton Corp.	23,122	1,055
*	AdvanSix Inc.	23,829	947
	Schweitzer-Mauduit International Inc.	25,778	894
*	Energy Fuels Inc.	120,446	846
*	GCP Applied Technologies Inc.	37,443	821
	Schnitzer Steel Industries Inc. Class A	18,601	815
	Hawkins Inc.	17,498	610
*	Uranium Energy Corp.	191,943	585
*	Century Aluminum Co.	43,070	579
	Neenah Inc.	12,110	564
*	Clearwater Paper Corp.	14,637	561
*	Koppers Holdings Inc.	17,410	544
*	TimkenSteel Corp.	37,005	484
	Verso Corp. Class A	22,685	471
	Resolute Forest Products Inc.	37,600	447
	Ecovyst Inc.	38,331	447
*	US Silica Holdings Inc.	53,800	430
	Glatfelter Corp.	29,983	423
*	Gatos Silver Inc.	35,100	408
	Omega Flex Inc.	2,737	391
	American Vanguard Corp.	24,535	369
*	Unifi Inc.	16,177	355
*	Rayonier Advanced Materials Inc.	44,700	335
	Tredegar Corp.	26,220	319
	Ryerson Holding Corp.	12,967	289
*	Origin Materials Inc.	41,744	284
*	Alto Ingredients Inc.	54,156	268
*	Intrepid Potash Inc.	7,428	230
	Haynes International Inc.	6,067	226
*,1	Zymergen Inc.	16,152	213
*	Ur-Energy Inc.	114,960	198
*	Northwest Pipe Co.	7,317	173
*	LSB Industries Inc.	16,674	170
	Olympic Steel Inc.	6,373	155
*	Westwater Resources Inc.	42,600	153

		Shares	Market Value ($000)
	Culp Inc.	10,880	140
*	Comstock Mining Inc.	48,500	130
	Eastern Co.	4,598	116
	Gold Resource Corp.	71,225	112
	FutureFuel Corp.	15,031	107
*	Marrone Bio Innovations Inc.	114,464	103
*	NN Inc.	17,924	94
	Northern Technologies International Corp.	5,764	88
*	Synalloy Corp.	7,617	82
*	Universal Stainless & Alloy Products Inc.	7,642	79
	Friedman Industries Inc.	2,625	31
*,1	Hycroft Mining Holding Corp.	20,200	30
	United-Guardian Inc.	2,067	29
	Chicago Rivet & Machine Co.	710	19
*	United States Antimony Corp.	19,099	17
*	Solitario Zinc Corp.	21,690	12
*	Ampco-Pittsburgh Corp.	1,874	9
*	US Gold Corp.	708	7
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
*,2	Partners LP CVR	2,730	—
			672,431
Consumer Discretionary (9.6%)
*	Amazon.com Inc.	338,219	1,111,063
*	Tesla Inc.	629,870	488,452
	Home Depot Inc.	827,745	271,716
*	Walt Disney Co.	1,429,749	241,871
*	Netflix Inc.	348,784	212,877
	Costco Wholesale Corp.	347,612	156,199
	Walmart Inc.	1,096,496	152,830
	NIKE Inc. Class B	1,005,782	146,070
	McDonald's Corp.	586,771	141,476
	Lowe's Cos. Inc.	548,899	111,350
	Starbucks Corp.	929,373	102,519
	Target Corp.	383,937	87,833
*	Booking Holdings Inc.	32,363	76,826
	TJX Cos. Inc.	902,499	59,547
*	General Motors Co.	1,029,403	54,260
	Estee Lauder Cos. Inc. Class A	173,686	52,094
	Activision Blizzard Inc.	613,907	47,510
*	Uber Technologies Inc.	1,034,725	46,356
*	Ford Motor Co.	3,085,679	43,693
*	Airbnb Inc. Class A	250,704	42,056
	Dollar General Corp.	183,086	38,840
*	Chipotle Mexican Grill Inc.	21,259	38,639
*	Lululemon Athletica Inc.	93,885	37,995
	eBay Inc.	491,334	34,231
*	O'Reilly Automotive Inc.	53,807	32,879
	Electronic Arts Inc.	226,265	32,186
*	Aptiv plc	212,869	31,711
	Ross Stores Inc.	281,072	30,595
*	Marriott International Inc. Class A	205,213	30,390
*	AutoZone Inc.	17,134	29,093
*	Hilton Worldwide Holdings Inc.	219,459	28,993
	Yum! Brands Inc.	234,711	28,707
*	Southwest Airlines Co.	465,695	23,951
*	Trade Desk Inc. Class A	340,640	23,947
*	Copart Inc.	167,536	23,241

		Shares	Market Value ($000)
*	Delta Air Lines Inc.	502,835	21,426
	DR Horton Inc.	254,455	21,367
*	Etsy Inc.	100,771	20,956
	Lennar Corp. Class A	222,937	20,885
*	Carvana Co.	65,706	19,813
	Garmin Ltd.	121,400	18,873
	Best Buy Co. Inc.	176,737	18,683
	ViacomCBS Inc. Class B	464,936	18,370
*	Expedia Group Inc.	112,024	18,361
	Tractor Supply Co.	90,510	18,338
	VF Corp.	262,861	17,609
*	Peloton Interactive Inc. Class A	201,955	17,580
*	Caesars Entertainment Inc.	155,645	17,476
*	Dollar Tree Inc.	179,434	17,175
*	CarMax Inc.	128,506	16,444
*	Carnival Corp.	657,027	16,432
	Darden Restaurants Inc.	103,234	15,637
*	Ulta Beauty Inc.	43,154	15,575
*	ROBLOX Corp. Class A	204,850	15,476
*,1	AMC Entertainment Holdings Inc. Class A	404,200	15,384
*	Royal Caribbean Cruises Ltd.	171,727	15,275
*	Wayfair Inc. Class A	58,429	14,929
*	Burlington Stores Inc.	52,329	14,839
	MGM Resorts International	329,481	14,217
	Domino's Pizza Inc.	29,598	14,117
*	Take-Two Interactive Software Inc.	91,038	14,026
	Genuine Parts Co.	114,624	13,896
	Pool Corp.	30,120	13,084
*	NVR Inc.	2,714	13,011
	Bath & Body Works Inc.	198,940	12,539
	Omnicom Group Inc.	168,225	12,190
*	Las Vegas Sands Corp.	332,483	12,169
*	United Airlines Holdings Inc.	251,462	11,962
*	Lyft Inc. Class A	214,918	11,517
	Interpublic Group of Cos. Inc.	306,440	11,237
	Advance Auto Parts Inc.	51,180	10,691
*	Vail Resorts Inc.	31,848	10,639
*	DraftKings Inc. Class A	220,173	10,604
	Williams-Sonoma Inc.	59,744	10,594
*	American Airlines Group Inc.	509,099	10,447
	Fox Corp. Class A	258,503	10,369
*	Live Nation Entertainment Inc.	112,710	10,271
	Whirlpool Corp.	49,763	10,145
*	LKQ Corp.	200,379	10,083
*	Floor & Decor Holdings Inc. Class A	82,508	9,966
	Hasbro Inc.	103,956	9,275
	PulteGroup Inc.	197,928	9,089
*	GameStop Corp. Class A	51,400	9,019
*	Penn National Gaming Inc.	122,492	8,876
*	RH	13,062	8,711
	Tapestry Inc.	219,843	8,139
	BorgWarner Inc.	186,663	8,066
*	Deckers Outdoor Corp.	22,054	7,944
*	Five Below Inc.	44,306	7,834
*	Norwegian Cruise Line Holdings Ltd.	290,754	7,766
	Service Corp. International	127,327	7,673
	Lear Corp.	47,506	7,434
	News Corp. Class A	313,485	7,376

		Shares	Market Value ($000)
	Lithia Motors Inc. Class A	23,176	7,348
	Tempur Sealy International Inc.	154,580	7,174
*	Chegg Inc.	104,794	7,128
*	Wynn Resorts Ltd.	82,651	7,005
*	SiteOne Landscape Supply Inc.	34,790	6,940
*	Crocs Inc.	48,054	6,895
	Aramark	204,144	6,708
	Newell Brands Inc.	302,316	6,693
*	Bright Horizons Family Solutions Inc.	47,537	6,628
*	Liberty Media Corp.-Liberty Formula One Class C	128,532	6,608
	Churchill Downs Inc.	27,335	6,563
*	Discovery Inc. Class C	264,153	6,411
	Gentex Corp.	187,467	6,183
	Rollins Inc.	174,430	6,163
*	Zynga Inc. Class A	813,587	6,126
*	BJ's Wholesale Club Holdings Inc.	110,504	6,069
*	Scientific Games Corp.	72,093	5,989
*	IAA Inc.	108,123	5,900
*	Capri Holdings Ltd.	120,601	5,838
*	Alaska Air Group Inc.	99,519	5,832
	Kohl's Corp.	123,220	5,802
	Wyndham Hotels & Resorts Inc.	74,726	5,768
*	PVH Corp.	55,919	5,748
	Dick's Sporting Goods Inc.	46,757	5,600
	Macy's Inc.	246,551	5,572
*	AutoNation Inc.	45,754	5,571
	Polaris Inc.	46,474	5,561
	New York Times Co. Class A	111,908	5,514
	Nielsen Holdings plc	285,096	5,471
*	YETI Holdings Inc.	61,224	5,246
*	Planet Fitness Inc. Class A	66,588	5,230
	Thor Industries Inc.	41,941	5,149
*	Mattel Inc.	274,615	5,097
	Marriott Vacations Worldwide Corp.	31,792	5,002
	Toll Brothers Inc.	89,636	4,956
	Gap Inc.	217,800	4,944
	Nexstar Media Group Inc. Class A	32,285	4,906
*	Fox Factory Holding Corp.	33,297	4,813
	Hanesbrands Inc.	273,235	4,689
	Texas Roadhouse Inc. Class A	51,070	4,664
*	Liberty Media Corp.-Liberty SiriusXM Class C	96,759	4,593
	AMERCO	7,090	4,580
*	Stamps.com Inc.	13,872	4,575
	Leggett & Platt Inc.	101,988	4,573
*	Avis Budget Group Inc.	38,723	4,512
	Harley-Davidson Inc.	123,095	4,506
*	Skechers USA Inc. Class A	106,231	4,474
*	Helen of Troy Ltd.	19,727	4,432
	Fox Corp. Class B	116,981	4,342
*	Chewy Inc. Class A	63,269	4,309
*	Terminix Global Holdings Inc.	102,171	4,257
*	Goodyear Tire & Rubber Co.	223,247	3,951
*	Boyd Gaming Corp.	62,414	3,948
[1]	Sirius XM Holdings Inc.	638,303	3,894
	Wingstop Inc.	23,709	3,887
	Ralph Lauren Corp.	34,698	3,853
*	Victoria's Secret & Co.	69,613	3,847
	Travel + Leisure Co.	69,851	3,809

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	3,801
*	JetBlue Airways Corp.	246,521	3,769
	Foot Locker Inc.	81,503	3,721
*	National Vision Holdings Inc.	65,404	3,713
	Choice Hotels International Inc.	28,885	3,650
*	Under Armour Inc. Class A	174,609	3,524
	TEGNA Inc.	177,829	3,507
	H&R Block Inc.	140,031	3,501
*	Hilton Grand Vacations Inc.	71,892	3,420
	Murphy USA Inc.	19,794	3,311
	Carter's Inc.	33,861	3,293
*,1	QuantumScape Corp. Class A	131,635	3,230
	Warner Music Group Corp. Class A	74,519	3,185
	Signet Jewelers Ltd.	40,200	3,174
*	Grand Canyon Education Inc.	35,898	3,158
*	Sonos Inc.	96,773	3,132
*	Asbury Automotive Group Inc.	15,704	3,090
	American Eagle Outfitters Inc.	119,546	3,084
	Papa John's International Inc.	24,176	3,070
	Wendy's Co.	140,277	3,041
*	Ollie's Bargain Outlet Holdings Inc.	49,438	2,980
*	Sabre Corp.	250,310	2,964
	Qurate Retail Inc. Class A	286,134	2,916
*	Frontdoor Inc.	68,663	2,877
*	Discovery Inc. Class A	112,468	2,854
*	Meritage Homes Corp.	29,258	2,838
*	Madison Square Garden Sports Corp.	15,240	2,834
*	Academy Sports & Outdoors Inc.	70,015	2,802
	Rent-A-Center Inc.	49,412	2,777
*	Hyatt Hotels Corp. Class A	35,966	2,773
	Cracker Barrel Old Country Store Inc.	19,343	2,705
*	Leslie's Inc.	129,875	2,668
*	TripAdvisor Inc.	78,779	2,667
	KB Home	67,141	2,613
*	Callaway Golf Co.	93,414	2,581
*	Overstock.com Inc.	33,041	2,575
*	Luminar Technologies Inc. Class A	164,987	2,574
	Group 1 Automotive Inc.	13,660	2,566
	LCI Industries	18,968	2,554
*	Skyline Champion Corp.	41,920	2,518
*	Six Flags Entertainment Corp.	59,169	2,515
	Dana Inc.	112,670	2,506
*	Red Rock Resorts Inc. Class A	48,918	2,506
*	LGI Homes Inc.	17,596	2,497
	Steven Madden Ltd.	61,562	2,472
	Columbia Sportswear Co.	25,724	2,465
	Penske Automotive Group Inc.	24,157	2,430
*	Taylor Morrison Home Corp. Class A	93,727	2,416
*	Nordstrom Inc.	90,741	2,400
*	Allegiant Travel Co.	11,982	2,342
*	Shake Shack Inc. Class A	29,830	2,340
	Herman Miller Inc.	59,181	2,229
*	Spirit Airlines Inc.	85,301	2,213
	PROG Holdings Inc.	52,592	2,209
*	Gentherm Inc.	27,223	2,203
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	2,197
*	SeaWorld Entertainment Inc.	39,185	2,168
*	Under Armour Inc. Class C	123,193	2,158

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	38,021	2,139
	News Corp. Class B	90,502	2,102
*	Visteon Corp.	22,167	2,092
	MDC Holdings Inc.	44,459	2,077
*	Stitch Fix Inc. Class A	51,523	2,058
*	Dorman Products Inc.	21,676	2,052
*	Boot Barn Holdings Inc.	23,076	2,051
*	iHeartMedia Inc. Class A	81,059	2,028
*	Coty Inc. Class A	257,567	2,024
	Kontoor Brands Inc.	40,491	2,023
	Wolverine World Wide Inc.	66,866	1,995
*	ContextLogic Inc. Class A	363,054	1,982
*	Tri Pointe Homes Inc.	93,277	1,961
*	Cardlytics Inc.	23,301	1,956
*	2U Inc.	57,721	1,938
*	Vista Outdoor Inc.	48,016	1,936
	Winnebago Industries Inc.	26,359	1,910
*	Coursera Inc.	60,201	1,905
*	SkyWest Inc.	38,575	1,903
*	Revolve Group Inc. Class A	29,900	1,847
	Graham Holdings Co. Class B	3,134	1,846
*	Meredith Corp.	32,625	1,817
*	iRobot Corp.	23,096	1,813
*	Bloomin' Brands Inc.	71,500	1,787
*	Abercrombie & Fitch Co. Class A	47,338	1,781
*	Cheesecake Factory Inc.	37,695	1,772
	Rush Enterprises Inc. Class A	38,835	1,754
*	Brinker International Inc.	35,325	1,733
	John Wiley & Sons Inc. Class A	32,872	1,716
*,1	Fisker Inc.	117,100	1,716
	Jack in the Box Inc.	17,556	1,709
*	Sleep Number Corp.	18,237	1,705
*	Cinemark Holdings Inc.	84,330	1,620
*	Everi Holdings Inc.	66,989	1,620
*	KAR Auction Services Inc.	97,587	1,599
*	ODP Corp.	39,451	1,584
*	Sally Beauty Holdings Inc.	93,417	1,574
*	Cavco Industries Inc.	6,408	1,517
	Levi Strauss & Co. Class A	61,847	1,516
*	Adtalem Global Education Inc.	39,847	1,507
*	Urban Outfitters Inc.	49,242	1,462
	Strategic Education Inc.	20,603	1,453
*	Stagwell Inc.	186,690	1,432
	Century Communities Inc.	23,127	1,421
	Monro Inc.	24,603	1,415
*	Bed Bath & Beyond Inc.	80,967	1,399
*	Knowles Corp.	74,153	1,390
	Gray Television Inc.	60,831	1,388
*	Houghton Mifflin Harcourt Co.	103,100	1,385
*	Madison Square Garden Entertainment Corp.	18,682	1,358
*	Petco Health & Wellness Co. Inc. Class A	63,451	1,339
	PriceSmart Inc.	17,082	1,325
*	M/I Homes Inc.	22,855	1,321
	Sinclair Broadcast Group Inc. Class A	41,400	1,312
	HNI Corp.	35,491	1,303
*	Laureate Education Inc. Class A	75,959	1,291
*	Selectquote Inc.	96,684	1,250
*	Stride Inc.	34,430	1,237

		Shares	Market Value ($000)
*	Dave & Buster's Entertainment Inc.	32,200	1,234
*	Bally's Corp.	23,975	1,202
	Oxford Industries Inc.	13,227	1,193
	Big Lots Inc.	27,152	1,177
	Acushnet Holdings Corp.	25,050	1,170
*	Malibu Boats Inc. Class A	16,616	1,163
*	Clean Energy Fuels Corp.	142,539	1,162
	Camping World Holdings Inc. Class A	29,682	1,154
*	Driven Brands Holdings Inc.	39,765	1,149
	La-Z-Boy Inc.	35,433	1,142
*	elf Beauty Inc.	38,814	1,128
*	Central Garden & Pet Co. Class A	25,668	1,104
*,1	Figs Inc. Class A	29,263	1,087
*	AMC Networks Inc. Class A	22,780	1,061
	Sturm Ruger & Co. Inc.	14,136	1,043
*	Dine Brands Global Inc.	12,079	981
	Buckle Inc.	24,717	979
	Hibbett Inc.	13,684	968
	Inter Parfums Inc.	12,887	964
*	Lions Gate Entertainment Corp. Class B	73,308	953
*	Purple Innovation Inc. Class A	45,093	948
*	Tenneco Inc. Class A	65,600	936
*,1	Canoo Inc.	120,500	927
*	XPEL Inc.	12,093	917
*	GoPro Inc. Class A	93,976	880
*	RealReal Inc.	66,800	880
*	G-III Apparel Group Ltd.	30,976	877
	Steelcase Inc. Class A	68,828	873
*	Hawaiian Holdings Inc.	39,683	860
*	Mister Car Wash Inc.	46,842	855
	Franchise Group Inc.	24,078	853
	Dillard's Inc. Class A	4,901	846
*	Lions Gate Entertainment Corp. Class A	59,304	842
*	Denny's Corp.	49,923	816
	Smith & Wesson Brands Inc.	39,047	811
*	Children's Place Inc.	10,719	807
	EW Scripps Co. Class A	44,261	799
	Sonic Automotive Inc. Class A	15,175	797
*	Tupperware Brands Corp.	37,700	796
*	Monarch Casino & Resort Inc.	11,887	796
*	Zumiez Inc.	19,929	792
*	MarineMax Inc.	16,108	782
*,1	Blink Charging Co.	27,033	773
	Matthews International Corp. Class A	22,042	765
*	WW International Inc.	41,763	762
*	American Axle & Manufacturing Holdings Inc.	85,596	754
*	Cars.com Inc.	59,600	754
	Aaron's Co. Inc.	27,396	754
*	Designer Brands Inc. Class A	53,752	749
*	PowerSchool Holdings Inc. Class A	30,314	746
*	Rush Street Interactive Inc.	38,600	741
*	Dutch Bros Inc. Class A	16,762	726
*	Genesco Inc.	12,465	720
*	Lovesac Co.	10,900	720
*	Clear Channel Outdoor Holdings Inc.	265,400	719
*	Poshmark Inc. Class A	29,765	707
*	Arko Corp.	67,400	681
	Caleres Inc.	30,600	680

		Shares	Market Value ($000)
*	Golden Entertainment Inc.	13,829	679
*	Viad Corp.	14,866	675
*	BJ's Restaurants Inc.	16,148	674
*	Duolingo Inc. Class A	4,048	673
*	Lordstown Motors Corp.	82,996	662
*	Liberty Media Corp.-Liberty Braves Class C	24,614	650
*	1-800-Flowers.com Inc. Class A	21,198	647
*	Gannett Co. Inc.	96,200	643
*	Angi Inc. Class A	51,994	642
	Carriage Services Inc. Class A	14,379	641
	Guess? Inc.	30,411	639
*	Perdoceo Education Corp.	59,954	633
*,1	Corsair Gaming Inc.	24,428	633
*	Sportsman's Warehouse Holdings Inc.	35,095	618
*	QuinStreet Inc.	34,959	614
*	ACV Auctions Inc. Class A	34,208	612
*	Golden Nugget Online Gaming Inc.	34,476	599
*	Central Garden & Pet Co.	12,440	597
	Standard Motor Products Inc.	13,650	597
	Interface Inc. Class A	37,978	575
*	Citi Trends Inc.	7,854	573
*	TravelCenters of America Inc.	11,200	558
*	XL Fleet Corp.	90,300	556
*	Accel Entertainment Inc. Class A	45,284	550
	RCI Hospitality Holdings Inc.	7,914	542
*	Liquidity Services Inc.	24,357	526
*	Party City Holdco Inc.	73,000	518
*	Green Brick Partners Inc.	24,904	511
	Shoe Carnival Inc.	15,730	510
*	America's Car-Mart Inc.	4,309	503
*	Chuy's Holdings Inc.	15,928	502
*	Fossil Group Inc.	42,400	502
*,1	Vuzix Corp.	47,800	500
*	Boston Omaha Corp. Class A	12,493	484
	Johnson Outdoors Inc. Class A	4,529	479
*	Ruth's Hospitality Group Inc.	23,038	477
*	Stoneridge Inc.	23,341	476
	Lennar Corp. Class B	6,077	472
	A-Mark Precious Metals Inc.	7,816	469
*	CarParts.com Inc.	29,616	462
*	Sun Country Airlines Holdings Inc.	13,720	460
	Global Industrial Co.	11,984	454
*	Universal Electronics Inc.	8,830	435
	Scholastic Corp.	12,175	434
	Movado Group Inc.	13,282	418
	Winmark Corp.	1,926	414
*	Frontier Group Holdings Inc.	26,032	411
*	Thryv Holdings Inc.	13,500	406
	Haverty Furniture Cos. Inc.	11,934	402
	Clarus Corp.	15,537	398
*	Beazer Homes USA Inc.	22,577	389
*	Marcus Corp.	22,280	389
*	Traeger Inc.	18,573	389
[1]	Big 5 Sporting Goods Corp.	16,718	385
*	Sciplay Corp. Class A	18,478	382
*	Quotient Technology Inc.	65,116	379
*	AMMO Inc.	60,739	374
*	Entercom Communications Corp. Class A	100,400	369

		Shares	Market Value ($000)
*	Chico's FAS Inc.	82,065	368
*	Century Casinos Inc.	27,263	367
*	Lumber Liquidators Holdings Inc.	19,622	367
*	Turtle Beach Corp.	13,183	367
*	American Public Education Inc.	14,286	366
*,1	Krispy Kreme Inc.	25,910	363
*	Cooper-Standard Holdings Inc.	16,300	357
	Ethan Allen Interiors Inc.	15,022	356
*	Arlo Technologies Inc.	55,119	353
	Kimball International Inc. Class B	31,256	350
*	Funko Inc. Class A	19,100	348
*,1	ThredUp Inc. Class A	16,043	348
*,1	Genius Brands International Inc.	253,800	345
*,1	Cricut Inc. Class A	12,396	342
*	Hovnanian Enterprises Inc. Class A	3,500	337
*	1847 Goedeker Inc.	105,100	330
*	Red Robin Gourmet Burgers Inc.	14,100	325
*	Bluegreen Vacations Holding Corp. Class A	12,615	325
*,1	Vinco Ventures Inc.	50,100	321
*	Noodles & Co. Class A	27,098	320
*	Eastman Kodak Co.	46,489	317
*,1	Faraday Future Intelligent Electric Inc.	33,551	317
*	Liberty Media Corp.-Liberty Braves Class A	11,719	315
*	Full House Resorts Inc.	29,586	314
*	Cinedigm Corp. Class A	124,200	312
	Cato Corp. Class A	18,491	306
*	Alta Equipment Group Inc.	22,200	305
*	MasterCraft Boat Holdings Inc.	11,800	296
	Hooker Furnishings Corp.	10,600	286
*	F45 Training Holdings Inc.	19,083	285
*	Shift Technologies Inc.	40,200	279
*	Dream Finders Homes Inc. Class A	16,072	279
*	Cumulus Media Inc. Class A	22,600	277
*	El Pollo Loco Holdings Inc.	16,271	275
*	Barnes & Noble Education Inc.	27,441	274
	Entravision Communications Corp. Class A	38,303	272
*	American Outdoor Brands Inc.	11,061	272
	Rocky Brands Inc.	5,601	267
	OneWater Marine Inc. Class A	6,600	265
	Del Taco Restaurants Inc.	30,200	264
*	Motorcar Parts of America Inc.	13,428	262
*	Express Inc.	55,300	261
*	Lindblad Expeditions Holdings Inc.	17,847	260
*	CarLotz Inc.	67,729	258
*	Lands' End Inc.	10,900	257
*	Vera Bradley Inc.	26,700	251
*,1	Weber Inc. Class A	13,930	245
*	Integral Ad Science Holding Corp.	11,775	243
*,1	Arcimoto Inc.	20,700	237
*	Latham Group Inc.	14,438	237
*	Daily Journal Corp.	718	230
*	Mesa Air Group Inc.	29,600	227
*	Kirkland's Inc.	11,800	227
	National CineMedia Inc.	63,500	226
*	RumbleON Inc. Class B	5,807	226
*	Container Store Group Inc.	22,761	217
*,1	CuriosityStream Inc.	20,600	217
*	Build-A-Bear Workshop Inc.	12,127	205

		Shares	Market Value ($000)
*,1	Rover Group Inc.	15,100	205
	Bassett Furniture Industries Inc.	11,200	203
*	Nautilus Inc.	20,996	195
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	193
	Superior Group of Cos. Inc.	8,001	186
*,1	XpresSpa Group Inc.	124,200	183
*	Drive Shack Inc.	64,811	182
*	Conn's Inc.	7,900	180
*	Emerald Holding Inc.	41,000	178
*,1	Vizio Holding Corp. Class A	8,397	178
*	Lazydays Holdings Inc.	8,200	175
	Nathan's Famous Inc.	2,809	172
*	Ondas Holdings Inc.	18,500	169
*	Universal Technical Institute Inc.	24,531	166
*	Lee Enterprises Inc.	7,325	166
*	ONE Group Hospitality Inc.	15,411	165
	Tilly's Inc. Class A	11,657	163
*	BurgerFi International Inc.	18,200	158
*,1	Aterian Inc.	14,181	154
*	VOXX International Corp. Class A	12,800	147
*	Fiesta Restaurant Group Inc.	13,364	146
*	Kura Sushi USA Inc. Class A	3,346	146
*	Delta Apparel Inc.	5,328	145
*	LiveXLive Media Inc.	47,948	143
*	HyreCar Inc.	16,243	138
	Carrols Restaurant Group Inc.	37,000	135
	Flexsteel Industries Inc.	4,330	134
*	Chicken Soup For The Soul Entertainment Inc. Class A	5,596	128
*	Strattec Security Corp.	3,216	125
*	AYRO Inc.	36,700	125
*	Townsquare Media Inc. Class A	9,269	121
*	PlayAGS Inc.	14,501	114
	Weyco Group Inc.	4,901	111
*	Tuesday Morning Corp.	38,425	108
*	Biglari Holdings Inc. Class B	610	105
	Saga Communications Inc. Class A	4,438	101
*	Lakeland Industries Inc.	4,633	97
	Acme United Corp.	2,909	95
*	Janus International Group Inc.	7,518	92
*	Duluth Holdings Inc. Class B	6,600	90
	Lifetime Brands Inc.	4,913	89
*	iMedia Brands Inc.	14,424	83
	Escalade Inc.	4,321	82
	Marine Products Corp.	6,508	81
*	Urban One Inc. Class A	9,500	77
*	Hall of Fame Resort & Entertainment Co.	28,074	74
*	Aspen Group Inc.	12,570	70
*	Regis Corp.	20,143	70
*	Superior Industries International Inc.	9,407	66
	NL Industries Inc.	9,161	53
*	Revlon Inc. Class A	5,042	51
*	FlexShopper Inc.	16,024	50
	JOANN Inc.	4,418	49
*	Potbelly Corp.	6,980	47
*	Casper Sleep Inc.	10,978	47
*	Travelzoo	3,978	46
*	Marchex Inc. Class B	15,105	45
*	Luby's Inc.	10,198	43

		Shares	Market Value ($000)
*	Lincoln Educational Services Corp.	6,500	43
*	Xponential Fitness Inc. Class A	3,373	43
*,1	SRAX Inc. Class A	7,476	40
*	Fluent Inc.	16,860	38
	Educational Development Corp.	3,375	33
*	Gaia Inc. Class A	3,502	33
*	Wheels Up Experience Inc.	4,623	30
	Hamilton Beach Brands Holding Co. Class A	1,820	29
	Wayside Technology Group Inc.	1,052	28
*	Endeavor Group Holdings Inc. Class A	992	28
	DallasNews Corp.	4,092	28
*	Snap One Holdings Corp.	1,673	28
*	Zovio Inc. Class A	11,435	27
*	Brilliant Earth Group Inc. Class A	1,700	23
*	Kewaunee Scientific Corp.	1,646	22
*	BBQ Holdings Inc.	1,407	21
*	European Wax Center Inc. Class A	755	21
*	Outbrain Inc.	1,274	19
*	NextPlay Technologies Inc.	13,200	18
*	Instructure Holdings Inc.	668	15
*	Beasley Broadcast Group Inc. Class A	5,320	14
	FAT Brands Inc. Class A	1,492	14
*	Live Ventures Inc.	372	14
*	J. Jill Inc.	654	11
*	aka Brands Holding Corp.	1,281	11
*	Motorsport Games Inc. Class A	696	10
*	JAKKS Pacific Inc.	779	9
*	Torrid Holdings Inc.	483	7
*	Salem Media Group Inc. Class A	1,621	6
*	Unique Fabricating Inc.	1,793	6
*	Reading International Inc. Class A	444	2
*,2	Contra A/S CVR	26,018	2
*	Charles & Colvard Ltd.	295	1
*,1,2	SRAX Inc. Rights	7,581	1
	FAT Brands Inc. Class B	149	1
*,1,2	SRAX Inc.	7,476	1
*,2	resTORbio Inc. CVR	30	—
			5,565,494
Consumer Staples (2.8%)
	Procter & Gamble Co.	1,904,025	266,183
	PepsiCo Inc.	1,081,881	162,726
	Coca-Cola Co.	3,044,355	159,737
	Philip Morris International Inc.	1,227,548	116,359
	CVS Health Corp.	1,037,882	88,075
	Altria Group Inc.	1,455,984	66,276
	Mondelez International Inc. Class A	1,088,481	63,328
	Colgate-Palmolive Co.	661,062	49,963
	Kimberly-Clark Corp.	264,875	35,080
	Sysco Corp.	383,035	30,068
	General Mills Inc.	478,237	28,608
	Walgreens Boots Alliance Inc.	579,271	27,255
	Constellation Brands Inc. Class A	126,233	26,596
	Archer-Daniels-Midland Co.	439,342	26,365
*	Monster Beverage Corp.	291,568	25,900
	McKesson Corp.	123,358	24,595
	Corteva Inc.	576,797	24,272
	Kroger Co.	530,272	21,439
	Kraft Heinz Co.	522,962	19,255

		Shares	Market Value ($000)
	Hershey Co.	113,572	19,222
	Keurig Dr Pepper Inc.	559,371	19,108
	Tyson Foods Inc. Class A	232,393	18,345
	Clorox Co.	97,310	16,115
	Church & Dwight Co. Inc.	194,753	16,081
	McCormick & Co. Inc. (Non-Voting)	196,738	15,942
	Brown-Forman Corp. Class B	235,799	15,801
	AmerisourceBergen Corp.	113,682	13,579
	Kellogg Co.	204,399	13,065
	Conagra Brands Inc.	369,245	12,506
	J M Smucker Co.	82,454	9,897
*	Darling Ingredients Inc.	128,431	9,234
	Hormel Foods Corp.	214,358	8,789
	Bunge Ltd.	104,807	8,523
	Lamb Weston Holdings Inc.	114,996	7,057
	Molson Coors Beverage Co. Class B	143,808	6,670
	Campbell Soup Co.	155,158	6,487
*	Performance Food Group Co.	121,436	5,642
*	US Foods Holding Corp.	159,395	5,525
	Casey's General Stores Inc.	28,991	5,463
*	Post Holdings Inc.	45,380	4,999
*	Freshpet Inc.	33,109	4,724
	Ingredion Inc.	51,125	4,551
*,1	Beyond Meat Inc.	42,544	4,478
	Flowers Foods Inc.	158,076	3,735
*	Boston Beer Co. Inc. Class A	7,272	3,707
*	Herbalife Nutrition Ltd.	83,110	3,522
	Spectrum Brands Holdings Inc.	32,435	3,103
	Sanderson Farms Inc.	15,903	2,993
*	Hain Celestial Group Inc.	67,791	2,900
*	Celsius Holdings Inc.	29,419	2,650
	WD-40 Co.	11,317	2,620
	Lancaster Colony Corp.	15,051	2,541
*	Simply Good Foods Co.	71,389	2,462
*	United Natural Foods Inc.	45,240	2,191
*	Sprouts Farmers Market Inc.	94,034	2,179
	Energizer Holdings Inc.	55,625	2,172
	Brown-Forman Corp. Class A	33,647	2,109
	Primo Water Corp.	125,912	1,979
*	TreeHouse Foods Inc.	45,230	1,804
	Medifast Inc.	8,884	1,711
*	Beauty Health Co.	65,559	1,703
	J & J Snack Foods Corp.	11,113	1,698
*	Hostess Brands Inc. Class A	94,285	1,638
	Nu Skin Enterprises Inc. Class A	40,298	1,631
[1]	B&G Foods Inc.	54,082	1,617
	Edgewell Personal Care Co.	42,228	1,533
	Coca-Cola Consolidated Inc.	3,775	1,488
*	Grocery Outlet Holding Corp.	68,960	1,487
	Vector Group Ltd.	101,595	1,295
	Cal-Maine Foods Inc.	33,710	1,219
	Reynolds Consumer Products Inc.	43,004	1,176
	National Beverage Corp.	20,304	1,066
*	BellRing Brands Inc. Class A	34,059	1,047
*	Pilgrim's Pride Corp.	35,629	1,036
*	GrowGeneration Corp.	40,300	994
*	Hydrofarm Holdings Group Inc.	25,988	984
*	USANA Health Sciences Inc.	10,661	983

		Shares	Market Value ($000)
	Utz Brands Inc.	52,861	905
*	Chefs' Warehouse Inc.	27,717	903
	Universal Corp.	18,258	882
	Fresh Del Monte Produce Inc.	26,417	851
	Weis Markets Inc.	15,389	809
	MGP Ingredients Inc.	11,836	771
	Seaboard Corp.	187	767
	SpartanNash Co.	31,740	695
	Ingles Markets Inc. Class A	10,412	687
	Andersons Inc.	22,077	681
	ACCO Brands Corp.	77,991	670
	John B Sanfilippo & Son Inc.	8,117	663
*,1	Tattooed Chef Inc.	33,900	625
	Turning Point Brands Inc.	11,701	559
*	Rite Aid Corp.	39,298	558
	Calavo Growers Inc.	13,870	530
*	Mission Produce Inc.	25,628	471
	PetMed Express Inc.	17,072	459
*	Veru Inc.	51,077	436
*	Whole Earth Brands Inc.	37,141	429
	Tootsie Roll Industries Inc.	12,501	380
*	PLBY Group Inc.	15,400	363
*,1	AppHarvest Inc.	50,700	331
*	Duckhorn Portfolio Inc.	14,009	321
*	Seneca Foods Corp. Class A	6,515	314
*	22nd Century Group Inc.	102,339	303
*	Alkaline Water Co. Inc.	156,526	249
	Limoneira Co.	15,369	249
*	Honest Co. Inc.	21,709	225
*	Landec Corp.	22,177	204
*	Olaplex Holdings Inc.	7,243	177
*	Vital Farms Inc.	9,799	172
*	AquaBounty Technologies Inc.	42,084	171
*	NewAge Inc.	113,554	158
	Village Super Market Inc. Class A	7,208	156
*	HF Foods Group Inc.	25,551	155
*	Farmer Bros Co.	15,114	127
	Oil-Dri Corp. of America	3,586	125
	Natural Grocers by Vitamin Cottage Inc.	9,195	103
	Nature's Sunshine Products Inc.	6,506	95
*	Laird Superfood Inc.	4,987	95
*	LifeMD Inc.	14,800	92
	Alico Inc.	2,443	84
*	Blue Apron Holdings Inc. Class A	11,305	83
*	MedAvail Holdings Inc.	23,032	67
*	Sovos Brands Inc.	3,912	55
*	Lifevantage Corp.	7,767	53
*	Greenlane Holdings Inc. Class A	15,421	37
*	Lifeway Foods Inc.	6,292	35
*	Natural Alternatives International Inc.	2,268	31
*	Zevia PBC Class A	1,700	20
*	Willamette Valley Vineyards Inc.	1,146	15
*	Coffee Holding Co. Inc.	3,188	14
*	Nuzee Inc.	5,459	12
*	Reed's Inc.	17,454	10
*	Yield10 Bioscience Inc.	1,115	7
	Mannatech Inc.	34	1
			1,599,296

		Shares	Market Value ($000)
Energy (1.7%)
	Exxon Mobil Corp.	3,334,686	196,146
	Chevron Corp.	1,524,380	154,648
	ConocoPhillips	1,064,681	72,153
	EOG Resources Inc.	458,483	36,802
	Schlumberger NV	1,097,908	32,542
	Marathon Petroleum Corp.	511,394	31,609
	Pioneer Natural Resources Co.	173,634	28,912
	Kinder Morgan Inc.	1,511,165	25,282
	Williams Cos. Inc.	953,505	24,734
	Phillips 66	343,510	24,056
	Valero Energy Corp.	320,858	22,643
	Occidental Petroleum Corp.	695,456	20,572
	ONEOK Inc.	352,661	20,451
	Devon Energy Corp.	535,733	19,024
*	Cheniere Energy Inc.	180,360	17,616
	Hess Corp.	220,548	17,227
	Baker Hughes Co.	590,724	14,609
*	Enphase Energy Inc.	96,735	14,507
	Halliburton Co.	669,245	14,469
	Diamondback Energy Inc.	142,124	13,455
*	Plug Power Inc.	450,524	11,506
	Targa Resources Corp.	181,208	8,917
	Marathon Oil Corp.	617,111	8,436
*	First Solar Inc.	75,411	7,199
	Cimarex Energy Co.	80,537	7,023
	Ovintiv Inc.	206,400	6,786
	APA Corp.	295,619	6,335
	Coterra Energy Inc.	283,751	6,174
	Texas Pacific Land Corp.	4,859	5,876
*	EQT Corp.	237,856	4,867
	Chesapeake Energy Corp.	75,290	4,637
*	Range Resources Corp.	190,000	4,300
*	NOV Inc.	306,000	4,012
*	Antero Resources Corp.	211,200	3,973
	HollyFrontier Corp.	116,957	3,875
*	ChampionX Corp.	163,617	3,658
	PDC Energy Inc.	77,171	3,657
	DT Midstream Inc.	76,290	3,528
	Equitrans Midstream Corp.	328,817	3,334
	Matador Resources Co.	84,066	3,198
*	Southwestern Energy Co.	529,754	2,935
	Murphy Oil Corp.	116,283	2,904
*	Denbury Inc.	37,800	2,655
	Antero Midstream Corp.	252,647	2,633
	Continental Resources Inc.	56,947	2,628
	SM Energy Co.	95,000	2,506
*,1	ChargePoint Holdings Inc.	121,100	2,421
*	California Resources Corp.	58,463	2,397
*	Shoals Technologies Group Inc. Class A	80,635	2,248
*,1	Stem Inc.	90,400	2,160
	Magnolia Oil & Gas Corp. Class A	119,410	2,124
	Helmerich & Payne Inc.	76,958	2,109
*	Array Technologies Inc.	105,268	1,950
*	Renewable Energy Group Inc.	38,614	1,938
	Arcosa Inc.	37,754	1,894
*	CNX Resources Corp.	149,642	1,888
	New Fortress Energy Inc. Class A	65,532	1,818

		Shares	Market Value ($000)
*	Transocean Ltd.	452,840	1,716
*	FuelCell Energy Inc.	247,802	1,658
	World Fuel Services Corp.	48,882	1,643
	Cactus Inc. Class A	43,533	1,642
*	Whiting Petroleum Corp.	28,000	1,635
*	SunPower Corp.	69,836	1,584
*	Callon Petroleum Co.	31,960	1,569
	Patterson-UTI Energy Inc.	155,700	1,401
*	Ameresco Inc. Class A	22,694	1,326
*	Green Plains Inc.	39,800	1,299
	Oasis Petroleum Inc.	12,400	1,233
*	Arch Resources Inc.	12,992	1,205
	Bonanza Creek Energy Inc.	24,076	1,153
*	Laredo Petroleum Inc.	13,700	1,111
*	Tellurian Inc.	276,100	1,080
	Warrior Met Coal Inc.	45,715	1,064
*	PBF Energy Inc. Class A	80,760	1,047
	Core Laboratories NV	37,600	1,043
*	Gevo Inc.	156,500	1,039
*	Peabody Energy Corp.	70,100	1,037
*	Weatherford International plc	52,700	1,037
*	Oceaneering International Inc.	77,592	1,033
*	Centennial Resource Development Inc. Class A	150,400	1,008
	Archrock Inc.	121,402	1,002
*	Liberty Oilfield Services Inc. Class A	81,500	989
*	Delek US Holdings Inc.	53,179	956
*	TPI Composites Inc.	27,321	922
	Northern Oil & Gas Inc.	38,174	817
*	Dril-Quip Inc.	30,657	772
*	NexTier Oilfield Solutions Inc.	153,400	706
*	ProPetro Holding Corp.	76,300	660
*	NOW Inc.	84,388	646
*	Extraction Oil & Gas Inc.	11,065	625
*	Comstock Resources Inc.	59,000	611
	Brigham Minerals Inc. Class A	30,671	588
*	Par Pacific Holdings Inc.	36,939	581
*	Bristow Group Inc. Class A	18,117	577
*	Alpha Metallurgical Resources Inc.	11,300	563
*,1	Camber Energy Inc.	143,900	550
*	Gulfport Energy Operating Corp.	6,675	549
*	Noble Corp.	20,295	549
*	DMC Global Inc.	14,657	541
*	Aemetis Inc.	28,369	519
*	MRC Global Inc.	69,500	510
	Berry Corp.	68,200	492
*	Nabors Industries Ltd.	5,100	492
	SunCoke Energy Inc.	75,864	476
*	CONSOL Energy Inc.	18,000	468
*,1	Montauk Renewables Inc.	40,536	455
	CVR Energy Inc.	27,000	450
*	Talos Energy Inc.	32,400	446
*	Helix Energy Solutions Group Inc.	105,500	409
*	REX American Resources Corp.	5,013	400
*	RPC Inc.	75,816	368
*	Contango Oil & Gas Co.	76,990	352
*	Vine Energy Inc. Class A	19,865	327
*	Select Energy Services Inc. Class A	61,205	318
*	Centrus Energy Corp. Class A	8,083	312

		Shares	Market Value ($000)
*	Penn Virginia Corp.	11,500	307
*	FTS International Inc. Class A	12,017	296
*	Tidewater Inc.	24,300	293
*	W&T Offshore Inc.	74,445	277
*	SandRidge Energy Inc.	20,416	266
*	Matrix Service Co.	24,881	260
*	TETRA Technologies Inc.	81,500	254
*	American Superconductor Corp.	17,108	249
	Solaris Oilfield Infrastructure Inc. Class A	28,947	241
*	Oil States International Inc.	36,200	231
*	Goodrich Petroleum Corp.	9,501	225
*	Ring Energy Inc.	74,543	220
*	Newpark Resources Inc.	55,400	183
*,1	Advent Technologies Holdings Inc.	20,900	182
*	Earthstone Energy Inc. Class A	18,800	173
*	Amplify Energy Corp.	31,443	167
*	American Resources Corp.	87,000	165
*,1	Volta Inc.	18,800	163
*	Beam Global	5,900	161
*	SilverBow Resources Inc.	6,268	154
*	Trecora Resources	18,356	150
*	NextDecade Corp.	48,400	135
*	Sunworks Inc.	21,900	134
	Altus Midstream Co.	1,925	133
*	VAALCO Energy Inc.	44,869	132
	Evolution Petroleum Corp.	20,558	117
*	Flotek Industries Inc.	89,600	113
	Falcon Minerals Corp.	20,945	98
*	Forum Energy Technologies Inc.	3,762	85
	NACCO Industries Inc. Class A	2,823	84
*	Capstone Green Energy Corp.	11,235	54
*	Ranger Energy Services Inc. Class A	5,868	54
*	Natural Gas Services Group Inc.	5,139	53
*	Geospace Technologies Corp.	5,246	50
*	FTC Solar Inc.	6,004	47
	Adams Resources & Energy Inc.	1,461	44
	PHX Minerals Inc.	13,999	43
*	Mammoth Energy Services Inc.	13,670	40
*	Ramaco Resources Inc.	2,725	34
*	MIND Technology Inc.	16,294	31
*	Nine Energy Service Inc.	16,307	30
*,1	ION Geophysical Corp.	18,921	25
*	US Well Services Inc. Class A	33,133	24
*	KLX Energy Services Holdings Inc.	4,751	23
*	Hallador Energy Co.	4,036	12
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,040	12
*	Profire Energy Inc.	1,221	1
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	—
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,2	Seventy Seven Energy Inc.	42,434	—
*,2	Harvest Natural Resources Inc.	20,906	—
*,1	FTS International Inc. Warrants Exp. 11/19/23	2,146	—
			1,007,742
Financials (6.9%)
	JPMorgan Chase & Co.	2,343,470	383,603
*	Berkshire Hathaway Inc. Class B	1,271,067	346,925
	Bank of America Corp.	5,941,675	252,224
	Wells Fargo & Co.	3,230,524	149,929

		Shares	Market Value ($000)
	Morgan Stanley	1,149,688	111,876
	Citigroup Inc.	1,588,873	111,507
	Goldman Sachs Group Inc.	265,251	100,273
	BlackRock Inc.	107,897	90,489
	Charles Schwab Corp.	1,213,274	88,375
	S&P Global Inc.	188,852	80,241
	PNC Financial Services Group Inc.	333,790	65,303
	Blackstone Inc.	539,485	62,764
	US Bancorp	1,051,093	62,477
	Truist Financial Corp.	1,055,716	61,918
	Marsh & McLennan Cos. Inc.	397,159	60,142
	CME Group Inc.	282,429	54,616
	Chubb Ltd.	293,341	50,889
	Intercontinental Exchange Inc.	441,431	50,685
	Aon plc Class A	169,400	48,409
	Moody's Corp.	124,308	44,143
	Progressive Corp.	462,558	41,811
	MSCI Inc.	61,895	37,653
	American International Group Inc.	675,170	37,060
	T. Rowe Price Group Inc.	179,054	35,220
*	Berkshire Hathaway Inc. Class A	79	32,499
	Bank of New York Mellon Corp.	617,017	31,986
	MetLife Inc.	509,154	31,430
	Prudential Financial Inc.	298,054	31,355
	Travelers Cos. Inc.	197,248	29,984
	Allstate Corp.	233,238	29,694
	Discover Financial Services	238,108	29,252
*	SVB Financial Group	44,058	28,500
	First Republic Bank	138,780	26,768
	KKR & Co. Inc.	436,006	26,544
	Aflac Inc.	469,021	24,450
	Ameriprise Financial Inc.	90,881	24,003
	Arthur J Gallagher & Co.	160,936	23,923
	Willis Towers Watson plc	101,582	23,614
	Fifth Third Bancorp	547,435	23,233
	State Street Corp.	273,747	23,192
*	Coinbase Global Inc. Class A	100,066	22,763
	Hartford Financial Services Group Inc.	279,927	19,665
	Huntington Bancshares Inc.	1,152,306	17,815
	Nasdaq Inc.	90,440	17,457
	Northern Trust Corp.	157,005	16,927
	KeyCorp	767,920	16,602
	Regions Financial Corp.	744,248	15,860
	Citizens Financial Group Inc.	336,599	15,813
	Broadridge Financial Solutions Inc.	91,858	15,307
	M&T Bank Corp.	101,945	15,224
	Ally Financial Inc.	288,858	14,746
	Cincinnati Financial Corp.	121,255	13,850
	Principal Financial Group Inc.	213,472	13,748
	Raymond James Financial Inc.	145,561	13,432
*	Markel Corp.	10,784	12,888
*	Upstart Holdings Inc.	39,846	12,609
	Signature Bank	45,339	12,345
	MarketAxess Holdings Inc.	28,360	11,931
	FactSet Research Systems Inc.	29,944	11,821
*	Arch Capital Group Ltd.	301,494	11,511
	Cboe Global Markets Inc.	84,923	10,519
	Brown & Brown Inc.	189,320	10,498

		Shares	Market Value ($000)
	Apollo Global Management Inc.	164,971	10,161
	Equitable Holdings Inc.	334,590	9,917
	Fidelity National Financial Inc.	217,560	9,864
	Lincoln National Corp.	140,768	9,678
	LPL Financial Holdings Inc.	60,085	9,419
	Annaly Capital Management Inc.	1,089,913	9,177
	Ares Management Corp. Class A	122,063	9,012
	Comerica Inc.	110,089	8,862
	Loews Corp.	162,843	8,782
	East West Bancorp Inc.	109,793	8,513
*,1	Lucid Group Inc.	317,897	8,068
	Zions Bancorp NA	129,944	8,042
	Western Alliance Bancorp	72,854	7,928
	Everest Re Group Ltd.	31,404	7,875
	Invesco Ltd.	322,900	7,785
	W R Berkley Corp.	105,612	7,729
	Assurant Inc.	46,628	7,356
	American Financial Group Inc.	57,602	7,248
	Carlyle Group Inc.	152,896	7,229
	Franklin Resources Inc.	235,898	7,011
*	SoFi Technologies Inc.	432,099	6,862
	First Horizon Corp.	419,156	6,828
*	Athene Holding Ltd. Class A	98,255	6,767
	Globe Life Inc.	74,231	6,609
	Tradeweb Markets Inc. Class A	81,760	6,605
*	Alleghany Corp.	10,344	6,459
	AGNC Investment Corp.	404,573	6,380
	Reinsurance Group of America Inc.	54,275	6,039
	SEI Investments Co.	100,098	5,936
	People's United Financial Inc.	339,037	5,923
	Voya Financial Inc.	96,358	5,915
	Commerce Bancshares Inc.	83,020	5,785
	Janus Henderson Group plc	136,710	5,650
	Jefferies Financial Group Inc.	147,021	5,459
	First American Financial Corp.	81,276	5,450
	RenaissanceRe Holdings Ltd.	39,096	5,450
	Pinnacle Financial Partners Inc.	57,819	5,440
	Stifel Financial Corp.	79,617	5,411
	Starwood Property Trust Inc.	219,943	5,369
	Old Republic International Corp.	229,320	5,304
	Cullen/Frost Bankers Inc.	44,492	5,278
	First Financial Bankshares Inc.	108,748	4,997
	Popular Inc.	64,298	4,994
	Synovus Financial Corp.	112,223	4,925
	Morningstar Inc.	18,842	4,881
	Prosperity Bancshares Inc.	68,362	4,863
	Primerica Inc.	31,342	4,815
	Affiliated Managers Group Inc.	31,012	4,686
	New York Community Bancorp Inc.	354,132	4,558
	SLM Corp.	254,931	4,487
	OneMain Holdings Inc.	78,380	4,337
	PacWest Bancorp	93,289	4,228
	Valley National Bancorp	316,107	4,207
	SouthState Corp.	55,913	4,175
	Glacier Bancorp Inc.	75,273	4,166
	MGIC Investment Corp.	269,188	4,027
	Bank OZK	92,693	3,984
	CIT Group Inc.	76,687	3,984

		Shares	Market Value ($000)
	Webster Financial Corp.	72,907	3,970
	Sterling Bancorp	155,708	3,886
	Interactive Brokers Group Inc. Class A	61,481	3,833
	United Bankshares Inc.	105,043	3,821
	Houlihan Lokey Inc. Class A	41,095	3,785
	Wintrust Financial Corp.	46,937	3,772
*	Credit Acceptance Corp.	6,402	3,747
	First Citizens BancShares Inc. Class A	4,432	3,737
	Erie Indemnity Co. Class A	20,924	3,733
	Essent Group Ltd.	84,486	3,718
	Evercore Inc. Class A	27,559	3,684
	New Residential Investment Corp.	332,439	3,657
	Lazard Ltd. Class A	79,007	3,619
	Unum Group	143,845	3,605
	Selective Insurance Group Inc.	47,379	3,579
	Blackstone Mortgage Trust Inc. Class A	117,733	3,570
	Umpqua Holdings Corp.	174,642	3,536
	UMB Financial Corp.	35,976	3,479
	Radian Group Inc.	152,889	3,474
	RLI Corp.	34,012	3,410
	Hancock Whitney Corp.	69,229	3,262
	Kemper Corp.	48,794	3,259
	BankUnited Inc.	75,989	3,178
	Hanover Insurance Group Inc.	24,200	3,137
*	Open Lending Corp. Class A	86,137	3,107
*	Brighthouse Financial Inc.	68,213	3,085
	First Hawaiian Inc.	104,038	3,053
	FNB Corp.	260,858	3,031
	ServisFirst Bancshares Inc.	38,177	2,970
	Pacific Premier Bancorp Inc.	70,426	2,918
	Community Bank System Inc.	42,578	2,913
	Moelis & Co. Class A	46,576	2,882
	Axis Capital Holdings Ltd.	61,543	2,833
	Kinsale Capital Group Inc.	17,448	2,821
	Home BancShares Inc.	118,828	2,796
	Chimera Investment Corp.	186,331	2,767
	Bank of Hawaii Corp.	33,438	2,748
	FirstCash Inc.	31,396	2,747
	Eastern Bankshares Inc.	134,797	2,736
	Ameris Bancorp	52,432	2,720
	Investors Bancorp Inc.	179,888	2,718
	Assured Guaranty Ltd.	57,363	2,685
	Cathay General Bancorp	64,473	2,669
	White Mountains Insurance Group Ltd.	2,367	2,532
	Walker & Dunlop Inc.	22,270	2,528
	Associated Banc-Corp	117,960	2,527
	Navient Corp.	125,448	2,475
	Simmons First National Corp. Class A	83,566	2,470
	Federated Hermes Inc. Class B	74,613	2,425
*	Texas Capital Bancshares Inc.	40,374	2,423
	BancorpSouth Bank	81,037	2,413
	CNO Financial Group Inc.	101,811	2,397
	Atlantic Union Bankshares Corp.	63,312	2,333
*	Marathon Digital Holdings Inc.	73,100	2,308
	Artisan Partners Asset Management Inc. Class A	46,193	2,260
	Old National Bancorp	133,102	2,256
	First Bancorp (XNYS)	171,477	2,255
	United Community Banks Inc.	68,252	2,240

		Shares	Market Value ($000)
*	Trupanion Inc.	28,674	2,227
	Flagstar Bancorp Inc.	43,708	2,219
	CVB Financial Corp.	108,866	2,218
	Columbia Banking System Inc.	58,142	2,209
	Cadence Bancorp Class A	99,300	2,181
*	Cannae Holdings Inc.	69,696	2,168
*	Mr Cooper Group Inc.	52,481	2,161
	Independent Bank Group Inc.	30,229	2,147
*	LendingClub Corp.	75,742	2,139
	Hamilton Lane Inc. Class A	25,113	2,130
*	Axos Financial Inc.	41,263	2,127
*	Enstar Group Ltd.	8,941	2,099
	Goosehead Insurance Inc. Class A	13,782	2,099
*	Silvergate Capital Corp. Class A	18,100	2,091
	Washington Federal Inc.	59,887	2,055
	Piper Sandler Cos.	14,800	2,049
	Fulton Financial Corp.	133,136	2,034
	Independent Bank Corp. (XNGS)	26,351	2,007
	American Equity Investment Life Holding Co.	67,739	2,003
*	Focus Financial Partners Inc. Class A	37,970	1,988
	BOK Financial Corp.	21,714	1,944
	Santander Consumer USA Holdings Inc.	46,622	1,944
	International Bancshares Corp.	45,546	1,897
	WSFS Financial Corp.	36,839	1,890
	First Merchants Corp.	44,957	1,881
	Arbor Realty Trust Inc.	100,763	1,867
	First Financial Bancorp	78,497	1,838
	Virtu Financial Inc. Class A	75,081	1,834
	Blue Owl Capital Inc.	116,614	1,814
*,1	Lemonade Inc.	26,901	1,803
	Apollo Commercial Real Estate Finance Inc.	120,100	1,781
*	Triumph Bancorp Inc.	17,721	1,774
	First Midwest Bancorp Inc.	91,703	1,743
	Virtus Investment Partners Inc.	5,611	1,741
	Live Oak Bancshares Inc.	27,351	1,740
	Rocket Cos. Inc. Class A	108,000	1,732
	Towne Bank	55,144	1,716
	WesBanco Inc.	49,756	1,696
*,1	Riot Blockchain Inc.	65,416	1,681
	Sandy Spring Bancorp Inc.	36,663	1,680
	Renasant Corp.	46,285	1,669
	MFA Financial Inc.	360,856	1,649
	Hilltop Holdings Inc.	49,862	1,629
*	NMI Holdings Inc. Class A	71,996	1,628
	Cohen & Steers Inc.	19,235	1,611
*	PRA Group Inc.	37,948	1,599
	Two Harbors Investment Corp.	248,159	1,573
*	Ryan Specialty Group Holdings Inc. Class A	46,371	1,571
	PennyMac Financial Services Inc.	25,487	1,558
	Eagle Bancorp Inc.	26,956	1,550
	PennyMac Mortgage Investment Trust	77,816	1,532
	Lakeland Financial Corp.	21,465	1,529
	Argo Group International Holdings Ltd.	29,000	1,514
*	Genworth Financial Inc. Class A	401,904	1,507
*	Palomar Holdings Inc.	18,357	1,484
	Great Western Bancorp Inc.	44,841	1,468
	Stewart Information Services Corp.	23,120	1,463
	Veritex Holdings Inc.	36,677	1,444

		Shares	Market Value ($000)
	Heartland Financial USA Inc.	29,504	1,419
	Park National Corp.	11,601	1,415
	Banner Corp.	25,603	1,414
	Trustmark Corp.	43,844	1,413
	Provident Financial Services Inc.	59,830	1,404
	Seacoast Banking Corp. of Florida	41,404	1,400
	BGC Partners Inc. Class A	266,472	1,388
	Enterprise Financial Services Corp.	30,641	1,387
	Hope Bancorp Inc.	95,305	1,376
	First Interstate BancSystem Inc. Class A	33,906	1,365
	iStar Inc.	53,353	1,338
	Mercury General Corp.	23,981	1,335
	PJT Partners Inc. Class A	16,627	1,315
	FB Financial Corp.	30,533	1,309
*	BRP Group Inc. Class A	39,163	1,304
	Meta Financial Group Inc.	24,753	1,299
	American National Group Inc.	6,844	1,294
	StepStone Group Inc. Class A	30,284	1,291
*	LendingTree Inc.	9,205	1,287
	Capitol Federal Financial Inc.	111,812	1,285
	New York Mortgage Trust Inc.	299,871	1,277
	Horace Mann Educators Corp.	32,016	1,274
	Northwest Bancshares Inc.	95,807	1,272
	BancFirst Corp.	20,763	1,248
	NBT Bancorp Inc.	34,151	1,234
*	Encore Capital Group Inc.	24,784	1,221
	Redwood Trust Inc.	93,146	1,201
	OFG Bancorp	47,383	1,195
	Westamerica Bancorp	20,952	1,179
	Brightsphere Investment Group Inc.	43,132	1,127
	First Commonwealth Financial Corp.	79,953	1,090
	First Busey Corp.	44,167	1,088
	Ladder Capital Corp.	95,925	1,060
	Southside Bancshares Inc.	27,595	1,057
	James River Group Holdings Ltd.	27,686	1,045
	Berkshire Hills Bancorp Inc.	38,101	1,028
	Safety Insurance Group Inc.	12,882	1,021
	OceanFirst Financial Corp.	47,292	1,013
*	Customers Bancorp Inc.	22,811	981
*	Enova International Inc.	28,241	976
	ProAssurance Corp.	40,958	974
	ConnectOne Bancorp Inc.	32,319	970
	Nelnet Inc. Class A	12,171	964
	Tompkins Financial Corp.	11,876	961
	AMERISAFE Inc.	16,825	945
	First Bancorp (XNGS)	21,975	945
	Broadmark Realty Capital Inc.	95,813	945
	Employers Holdings Inc.	23,775	939
*	Bancorp Inc.	36,263	923
	Brookline Bancorp Inc.	60,096	917
	TriCo Bancshares	20,965	910
	First Foundation Inc.	34,444	906
	City Holding Co.	11,542	899
*	SiriusPoint Ltd.	96,022	889
	Premier Financial Corp.	27,886	888
	S&T Bancorp Inc.	29,832	879
*	eHealth Inc.	21,415	867
	Kearny Financial Corp.	69,617	865

		Shares	Market Value ($000)
	National Bank Holdings Corp. Class A	21,371	865
	Dime Community Bancshares Inc.	26,247	857
	TFS Financial Corp.	43,322	826
	Heritage Financial Corp.	31,999	816
	Lakeland Bancorp Inc.	46,124	813
	Origin Bancorp Inc.	19,150	811
*	StoneX Group Inc.	12,274	809
	Meridian Bancorp Inc.	38,156	792
*	World Acceptance Corp.	4,032	764
*	Columbia Financial Inc.	40,013	740
	Federal Agricultural Mortgage Corp. Class C	6,747	732
*	Invesco Mortgage Capital Inc.	227,108	715
	HCI Group Inc.	6,410	710
	Univest Financial Corp.	25,927	710
	State Auto Financial Corp.	13,811	704
	HomeStreet Inc.	16,988	699
	Ellington Financial Inc.	37,500	686
*	Blucora Inc.	43,886	684
	Preferred Bank	10,231	682
	BrightSpire Capital Inc. Class A	71,870	675
	First Mid Bancshares Inc.	16,367	672
	WisdomTree Investments Inc.	118,321	671
	Ready Capital Corp.	46,360	669
	Stock Yards Bancorp Inc.	11,392	668
	Flushing Financial Corp.	29,220	660
	Horizon Bancorp Inc.	36,147	657
	KKR Real Estate Finance Trust Inc.	31,141	657
*	Metropolitan Bank Holding Corp.	7,788	657
	Washington Trust Bancorp Inc.	12,408	657
	Bryn Mawr Bank Corp.	14,271	656
	First Bancshares Inc.	16,891	655
*	Nicolet Bankshares Inc.	8,712	646
	Banc of California Inc.	34,820	644
	TPG RE Finance Trust Inc.	51,600	639
	Northfield Bancorp Inc.	36,333	623
	Camden National Corp.	12,984	622
	ARMOUR Residential REIT Inc.	57,425	619
	QCR Holdings Inc.	11,992	617
	Byline Bancorp Inc.	24,690	606
	Republic Bancorp Inc. Class A	11,932	604
*	Clearwater Analytics Holdings Inc. Class A	23,584	604
	Peoples Bancorp Inc.	18,937	599
	Hanmi Financial Corp.	29,756	597
*	Ambac Financial Group Inc.	41,421	593
	HarborOne Bancorp Inc.	42,084	591
	German American Bancorp Inc.	15,163	586
*	Oscar Health Inc. Class A	33,032	574
	B. Riley Financial Inc.	9,694	572
	Cowen Inc. Class A	16,460	565
	Granite Point Mortgage Trust Inc.	40,300	531
	Midland States Bancorp Inc.	21,164	523
	Merchants Bancorp	13,172	520
	Allegiance Bancshares Inc.	13,313	508
	Independent Bank Corp.	23,360	502
	United Fire Group Inc.	21,234	490
*	CrossFirst Bankshares Inc.	37,503	488
	Great Southern Bancorp Inc.	8,882	487
	Central Pacific Financial Corp.	18,857	484

		Shares	Market Value ($000)
	First Community Bankshares Inc.	15,146	480
	Victory Capital Holdings Inc. Class A	13,660	478
	Community Trust Bancorp Inc.	11,278	475
*	TriState Capital Holdings Inc.	22,326	472
	First of Long Island Corp.	22,884	471
	Capstead Mortgage Corp.	70,016	468
	First Financial Corp.	11,121	468
	UWM Holdings Corp.	66,500	462
*	Atlantic Capital Bancshares Inc.	17,184	455
	Heritage Commerce Corp.	39,071	454
	RBB Bancorp	18,000	454
*	Oportun Financial Corp.	18,084	453
	National Western Life Group Inc. Class A	2,144	451
	Peapack-Gladstone Financial Corp.	13,498	450
*	MoneyGram International Inc.	55,874	448
	Bank First Corp.	6,300	446
	Bank of Marin Bancorp	11,775	444
	TrustCo Bank Corp.	13,865	443
*	MBIA Inc.	33,738	434
	Sculptor Capital Management Inc. Class A	15,482	432
	Cambridge Bancorp	4,871	429
*	Original BARK Co.	62,355	428
*	Bridgewater Bancshares Inc.	24,367	427
	GCM Grosvenor Inc. Class A	37,046	427
	Altabancorp	9,189	406
	Dynex Capital Inc.	22,923	396
*	AssetMark Financial Holdings Inc.	15,755	392
	Regional Management Corp.	6,593	384
	Mercantile Bank Corp.	11,852	380
*	Amerant Bancorp Inc. Class A	15,321	379
	Orchid Island Capital Inc.	75,915	371
	HomeTrust Bancshares Inc.	13,088	366
	Bar Harbor Bankshares	13,006	365
	Diamond Hill Investment Group Inc.	2,051	360
	Arrow Financial Corp.	10,301	354
	Universal Insurance Holdings Inc.	27,082	353
	Equity Bancshares Inc. Class A	10,342	345
	1st Source Corp.	7,223	341
	Oppenheimer Holdings Inc. Class A	7,396	335
	Reliant Bancorp Inc.	10,499	332
	Waterstone Financial Inc.	16,159	331
*	Romeo Power Inc.	66,600	330
*	Carter Bankshares Inc.	23,054	328
	Capstar Financial Holdings Inc.	15,265	324
	Hingham Institution For Savings	962	324
	MidWestOne Financial Group Inc.	10,700	323
*	EZCORP Inc. Class A	41,670	315
	Financial Institutions Inc.	10,038	308
*	Root Inc. Class A	57,625	304
	Business First Bancshares Inc.	12,976	303
	Curo Group Holdings Corp.	17,313	300
	Spirit of Texas Bancshares Inc.	12,308	298
	CBTX Inc.	11,252	297
	West Bancorp Inc.	9,617	289
*	GoHealth Inc. Class A	55,954	281
*	MetroMile Inc.	78,141	277
*	BayCom Corp.	14,250	265
*	Professional Holding Corp. Class A	14,100	265

		Shares	Market Value ($000)
*	Howard Bancorp Inc.	12,984	263
	Old Second Bancorp Inc.	20,067	262
	MVB Financial Corp.	6,021	258
	Metrocity Bankshares Inc.	12,006	252
	Blue Ridge Bankshares Inc.	14,200	250
	Alerus Financial Corp.	8,341	249
	Ames National Corp.	10,700	249
	CNB Financial Corp.	10,149	247
	PCSB Financial Corp.	13,132	242
	AG Mortgage Investment Trust Inc.	21,166	242
*	Southern First Bancshares Inc.	4,512	241
	Capital City Bank Group Inc.	9,619	238
	Mid Penn Bancorp Inc.	8,647	238
	Guaranty Bancshares Inc.	6,616	237
	Civista Bancshares Inc.	10,116	235
	Manhattan Bridge Capital Inc.	34,560	235
	Richmond Mutual Bancorp Inc.	14,600	232
	Farmers National Banc Corp.	14,443	227
	Eagle Bancorp Montana Inc.	10,100	226
	Southern Missouri Bancorp Inc.	5,023	225
	Home Bancorp Inc.	5,803	224
	SmartFinancial Inc.	8,647	224
	Citizens & Northern Corp.	8,811	223
	Macatawa Bank Corp.	27,543	221
	Amalgamated Financial Corp.	13,999	221
	Community Financial Corp.	5,956	220
	Century Bancorp Inc. Class A	1,900	219
	Enterprise Bancorp Inc.	6,024	217
*	FVCBankcorp Inc.	10,750	215
	Great Ajax Corp.	15,903	215
	First Bancorp Inc.	7,333	214
*	MainStreet Bancshares Inc.	8,911	214
	FS Bancorp Inc.	6,138	212
	PCB Bancorp	10,610	211
	American National Bankshares Inc.	6,302	208
	Investors Title Co.	1,135	207
	Luther Burbank Corp.	15,347	206
	Sierra Bancorp	8,494	206
	ChoiceOne Financial Services Inc.	8,370	206
*	Doma Holdings Inc.	27,800	206
*	California Bancorp	11,800	204
*	MarketWise Inc.	24,300	201
	Central Valley Community Bancorp	9,286	200
*	Safeguard Scientifics Inc.	22,542	200
*	Select Bancorp Inc.	11,590	200
*	Greenlight Capital Re Ltd. Class A	27,050	200
	Greenhill & Co. Inc.	13,600	199
	Westwood Holdings Group Inc.	10,426	198
	Marlin Business Services Corp.	8,800	196
	Peoples Financial Services Corp.	4,308	196
*	Citizens Inc. Class A	31,480	195
*	Pioneer Bancorp Inc.	15,418	195
	Level One Bancorp Inc.	6,551	193
	Primis Financial Corp.	13,308	192
	Virginia National Bankshares Corp.	5,321	192
	Hawthorn Bancshares Inc.	8,220	190
	Manning & Napier Inc. Class A	20,773	190
	Five Star Bancorp	7,900	189

		Shares	Market Value ($000)
	FNCB Bancorp Inc.	22,643	188
	Northeast Bank	5,474	185
	Northrim Bancorp Inc.	4,327	184
	LCNB Corp.	10,252	181
	Red River Bancshares Inc.	3,606	180
	AFC Gamma Inc.	8,300	179
	Evans Bancorp Inc.	4,577	175
	Summit Financial Group Inc.	7,124	175
	Franklin Financial Services Corp.	5,214	169
	First Internet Bancorp	5,320	166
*	Republic First Bancorp Inc.	54,003	166
	First Bank	11,738	165
	Codorus Valley Bancorp Inc.	7,091	160
*	Medallion Financial Corp.	19,864	156
	Tiptree Inc. Class A	15,559	156
	Heritage Insurance Holdings Inc.	22,366	152
	South Plains Financial Inc.	6,236	152
	National Bankshares Inc.	4,164	151
	United Security Bancshares	18,866	151
*	Trean Insurance Group Inc.	14,300	148
	Western Asset Mortgage Capital Corp.	56,301	147
	Crawford & Co. Class A	16,065	144
	Farmers & Merchants Bancorp Inc.	6,384	143
	Pzena Investment Management Inc. Class A	14,523	143
	Independence Holding Co.	2,858	142
	Fidelity D&D Bancorp Inc.	2,713	137
*	Finance of America Cos. Inc. Class A	27,400	136
	Bank of Commerce Holdings	8,874	135
	Investar Holding Corp.	6,106	134
	First Northwest Bancorp	7,546	132
	ACNB Corp.	4,637	130
	BCB Bancorp Inc.	8,673	128
	Western New England Bancorp Inc.	14,848	127
	BankFinancial Corp.	10,939	126
	First Financial Northwest Inc.	7,628	125
	First Business Financial Services Inc.	4,314	124
	Community Bankers Trust Corp.	10,847	123
	Middlefield Banc Corp.	5,094	123
	Orrstown Financial Services Inc.	5,232	122
	Shore Bancshares Inc.	6,832	121
	Lument Finance Trust Inc.	30,449	121
	Chemung Financial Corp.	2,549	115
	Territorial Bancorp Inc.	4,529	115
*	Maiden Holdings Ltd.	35,700	113
*	Ocwen Financial Corp.	4,011	113
	Parke Bancorp Inc.	5,084	111
	Ellington Residential Mortgage REIT	9,773	109
	Riverview Bancorp Inc.	14,806	108
	Bank of Princeton	3,544	106
*	Esquire Financial Holdings Inc.	3,649	105
*	Sterling Bancorp Inc.	20,200	104
*	Coastal Financial Corp.	3,189	102
	Penns Woods Bancorp Inc.	4,312	102
	Timberland Bancorp Inc.	3,406	99
	Sachem Capital Corp.	17,836	97
	ESSA Bancorp Inc.	5,800	96
	First Community Corp.	4,821	96
	Norwood Financial Corp.	3,727	96

		Shares	Market Value ($000)
	Greene County Bancorp Inc.	2,506	91
*	NI Holdings Inc.	5,165	91
	C&F Financial Corp.	1,671	89
*	ACRES Commercial Realty Corp.	5,440	88
	First Guaranty Bancshares Inc.	4,349	87
	OP Bancorp	8,347	86
	Donegal Group Inc. Class A	5,852	85
	Bankwell Financial Group Inc.	2,772	82
	Associated Capital Group Inc. Class A	2,140	80
	Nexpoint Real Estate Finance Inc.	4,115	80
	Prudential Bancorp Inc.	5,160	79
	SB Financial Group Inc.	4,383	79
	1st Constitution Bancorp	3,259	77
*	Malvern Bancorp Inc.	4,442	75
	Unity Bancorp Inc.	3,156	74
*	BM Technologies Inc.	7,778	69
	Provident Bancorp Inc.	4,080	65
	Cherry Hill Mortgage Investment Corp.	6,865	61
*	Security National Financial Corp. Class A	7,431	61
	First Savings Financial Group Inc.	2,109	59
	US Global Investors Inc. Class A	9,831	56
	Angel Oak Mortgage Inc.	3,309	56
	Peoples Bancorp of North Carolina Inc.	1,927	55
	Provident Financial Holdings Inc.	3,235	55
	Union Bankshares Inc.	1,684	54
	First United Corp.	2,828	53
	HBT Financial Inc.	3,343	52
	United Insurance Holdings Corp.	14,207	52
	Federal Agricultural Mortgage Corp. Class A	484	50
[1]	First Capital Inc.	1,200	49
	CB Financial Services Inc.	2,000	46
*	Great Elm Group Inc.	19,881	45
	Silvercrest Asset Management Group Inc. Class A	2,679	42
	Bank7 Corp.	1,874	40
	Plumas Bancorp	1,230	39
	Severn Bancorp Inc.	2,872	36
*	Sunlight Financial Holdings Inc.	6,855	36
	AmeriServ Financial Inc.	8,751	34
	Ohio Valley Banc Corp.	1,244	34
*	Consumer Portfolio Services Inc.	5,489	32
	FedNat Holding Co.	10,699	26
	County Bancorp Inc.	680	25
*	Elevate Credit Inc.	5,276	22
	Hennessy Advisors Inc.	2,219	21
	Meridian Corp.	591	17
*	Impac Mortgage Holdings Inc.	10,822	15
	Capital Bancorp Inc.	594	14
*	HV Bancorp Inc.	630	14
*	First Western Financial Inc.	400	12
*	Nicholas Financial Inc.	983	12
	Sound Financial Bancorp Inc.	195	9
*	US Century Bank Class A	587	7
*	FG Financial Group Inc.	1,083	5
*	Affinity Bancshares Inc.	367	5
*	Broadway Financial Corp.	546	2
*,2	First Eagle Private Credit LLC CVR	22,870	2
*,2	Ditech Holding Corp. Warrants Exp. 2/9/28	2,008	—
			3,995,418

		Shares	Market Value ($000)
Health Care (7.8%)
	Johnson & Johnson	2,067,784	333,947
	UnitedHealth Group Inc.	740,290	289,261
	Pfizer Inc.	4,411,347	189,732
	Thermo Fisher Scientific Inc.	309,972	177,096
	Abbott Laboratories	1,398,580	165,214
	Eli Lilly & Co.	677,908	156,631
	Danaher Corp.	506,301	154,138
	AbbVie Inc.	1,391,545	150,106
	Merck & Co. Inc.	1,993,745	149,750
	Medtronic plc	1,061,419	133,049
*	Moderna Inc.	269,897	103,873
	Bristol-Myers Squibb Co.	1,754,658	103,823
	Amgen Inc.	448,148	95,299
*	Intuitive Surgical Inc.	93,299	92,753
	Zoetis Inc.	374,654	72,735
	Anthem Inc.	191,751	71,485
	Gilead Sciences Inc.	989,542	69,120
	Stryker Corp.	254,909	67,225
	Becton Dickinson & Co.	228,610	56,197
*	Edwards Lifesciences Corp.	489,781	55,448
	Cigna Corp.	267,815	53,606
*	Illumina Inc.	121,792	49,400
	HCA Healthcare Inc.	202,179	49,073
*	Boston Scientific Corp.	1,119,681	48,583
*	Regeneron Pharmaceuticals Inc.	78,316	47,395
*	IDEXX Laboratories Inc.	67,318	41,865
*	Dexcom Inc.	76,328	41,741
	Humana Inc.	101,524	39,508
*	Align Technology Inc.	59,169	39,373
	Agilent Technologies Inc.	241,008	37,966
*	Vertex Pharmaceuticals Inc.	204,917	37,170
*	IQVIA Holdings Inc.	151,071	36,188
*	Biogen Inc.	118,290	33,475
	Baxter International Inc.	397,846	31,999
*	Veeva Systems Inc. Class A	109,228	31,476
	ResMed Inc.	114,607	30,205
*	Centene Corp.	460,150	28,672
	West Pharmaceutical Services Inc.	58,152	24,688
	Zimmer Biomet Holdings Inc.	164,307	24,048
*	Laboratory Corp. of America Holdings	76,281	21,469
*	Horizon Therapeutics plc	176,863	19,374
*	Seagen Inc.	107,661	18,281
*	Catalent Inc.	134,637	17,916
*	Alnylam Pharmaceuticals Inc.	93,164	17,590
	Cerner Corp.	237,043	16,716
*	Charles River Laboratories International Inc.	39,538	16,316
	Cooper Cos. Inc.	38,763	16,021
*	Avantor Inc.	389,100	15,914
	PerkinElmer Inc.	88,812	15,390
	STERIS plc	74,642	15,248
*	Insulet Corp.	52,459	14,910
*	Hologic Inc.	201,613	14,881
	Bio-Techne Corp.	30,477	14,768
	Quest Diagnostics Inc.	97,237	14,130
*	Teladoc Health Inc.	110,442	14,005
	Teleflex Inc.	36,863	13,881
	Viatris Inc.	957,555	12,975

		Shares	Market Value ($000)
*	Exact Sciences Corp.	135,848	12,967
*	Molina Healthcare Inc.	46,204	12,536
*	Bio-Rad Laboratories Inc. Class A	16,501	12,309
*	Novavax Inc.	58,817	12,193
*	Repligen Corp.	40,880	11,814
*	Elanco Animal Health Inc.	364,605	11,627
*	ABIOMED Inc.	34,977	11,386
	Cardinal Health Inc.	229,207	11,337
*	BioMarin Pharmaceutical Inc.	145,622	11,255
*	Masimo Corp.	39,119	10,590
*	Incyte Corp.	147,635	10,154
	DENTSPLY SIRONA Inc.	171,226	9,940
*	Guardant Health Inc.	76,179	9,523
*	10X Genomics Inc. Class A	64,105	9,332
	Royalty Pharma plc Class A	249,147	9,004
*	Henry Schein Inc.	111,144	8,465
	Universal Health Services Inc. Class B	58,753	8,130
*	Novocure Ltd.	69,676	8,094
	Hill-Rom Holdings Inc.	52,312	7,847
*	Acceleron Pharma Inc.	43,372	7,464
*	Natera Inc.	65,782	7,331
*	Penumbra Inc.	27,389	7,299
*	Neurocrine Biosciences Inc.	75,562	7,247
*	Syneos Health Inc.	81,308	7,113
*	Intellia Therapeutics Inc.	51,638	6,927
	Organon & Co.	202,384	6,636
*	Mirati Therapeutics Inc.	37,368	6,611
*	United Therapeutics Corp.	35,790	6,606
	Bruker Corp.	78,306	6,116
*	DaVita Inc.	52,193	6,068
*	Jazz Pharmaceuticals plc	45,496	5,924
	Encompass Health Corp.	77,791	5,837
*	Tandem Diabetes Care Inc.	48,374	5,775
	Chemed Corp.	12,405	5,770
*	Tenet Healthcare Corp.	85,187	5,660
*	Sarepta Therapeutics Inc.	59,539	5,506
*	Shockwave Medical Inc.	26,535	5,463
*	Envista Holdings Corp.	127,962	5,350
*	Exelixis Inc.	249,428	5,273
	Perrigo Co. plc	108,709	5,145
*	Omnicell Inc.	33,920	5,035
*	Arrowhead Pharmaceuticals Inc.	79,044	4,935
*	STAAR Surgical Co.	37,070	4,765
*	Globus Medical Inc. Class A	61,883	4,741
*	Blueprint Medicines Corp.	45,871	4,716
*	Inspire Medical Systems Inc.	20,063	4,672
*	Halozyme Therapeutics Inc.	113,564	4,620
*	Invitae Corp.	162,468	4,619
*	PPD Inc.	97,395	4,557
*	Acadia Healthcare Co. Inc.	71,294	4,547
*	Bridgebio Pharma Inc.	96,222	4,510
*	Ultragenyx Pharmaceutical Inc.	49,084	4,427
*	Medpace Holdings Inc.	22,875	4,330
*	HealthEquity Inc.	66,826	4,328
*	Maravai LifeSciences Holdings Inc. Class A	85,735	4,208
*	NeoGenomics Inc.	87,102	4,202
*	Alkermes plc	130,658	4,029
*	Quidel Corp.	28,319	3,997

		Shares	Market Value ($000)
*	Integra LifeSciences Holdings Corp.	57,964	3,969
*	Oak Street Health Inc.	91,303	3,883
*	Amedisys Inc.	25,876	3,858
*	Pacific Biosciences of California Inc.	149,275	3,814
*	Fate Therapeutics Inc.	63,965	3,791
*	LHC Group Inc.	23,642	3,710
	Premier Inc. Class A	94,291	3,655
*	Twist Bioscience Corp.	34,055	3,643
*	ICU Medical Inc.	15,603	3,641
*	Neogen Corp.	83,534	3,628
*	Beam Therapeutics Inc.	39,611	3,447
*	Ionis Pharmaceuticals Inc.	102,727	3,445
*	TG Therapeutics Inc.	98,767	3,287
*	Adaptive Biotechnologies Corp.	95,724	3,254
*	Allakos Inc.	30,574	3,237
*	Denali Therapeutics Inc.	63,172	3,187
	Ensign Group Inc.	41,909	3,139
*	Doximity Inc. Class A	38,359	3,096
*	Nevro Corp.	26,322	3,063
	Select Medical Holdings Corp.	83,545	3,022
*	Merit Medical Systems Inc.	41,563	2,984
	CONMED Corp.	22,493	2,943
*	Haemonetics Corp.	41,619	2,938
*	Progyny Inc.	50,712	2,840
*	Arena Pharmaceuticals Inc.	46,793	2,787
*	Option Care Health Inc.	113,567	2,755
*	Vir Biotechnology Inc.	62,706	2,729
*	Nektar Therapeutics	151,005	2,712
*	CareDx Inc.	41,759	2,646
*	Apollo Medical Holdings Inc.	28,897	2,631
*	Arvinas Inc.	31,494	2,588
*	Insmed Inc.	90,806	2,501
*	Veracyte Inc.	53,419	2,481
*	Certara Inc.	74,516	2,466
*	Iovance Biotherapeutics Inc.	99,947	2,465
*	Inovalon Holdings Inc. Class A	60,514	2,438
*	Integer Holdings Corp.	27,169	2,427
*	NuVasive Inc.	40,501	2,424
*	Kodiak Sciences Inc.	24,897	2,390
*	R1 RCM Inc.	104,602	2,302
*	AtriCure Inc.	32,970	2,293
*	Agios Pharmaceuticals Inc.	49,588	2,288
*	Prestige Consumer Healthcare Inc.	39,699	2,228
*	Editas Medicine Inc.	54,137	2,224
*	Intra-Cellular Therapies Inc.	59,584	2,221
*	Cytokinetics Inc.	61,453	2,196
*	Reata Pharmaceuticals Inc. Class A	21,633	2,176
*	Karuna Therapeutics Inc.	17,747	2,171
*	PTC Therapeutics Inc.	56,936	2,119
*	Heska Corp.	8,036	2,078
*	Amicus Therapeutics Inc.	215,043	2,054
*	Sotera Health Co.	78,231	2,046
*	BioCryst Pharmaceuticals Inc.	140,809	2,023
	Patterson Cos. Inc.	67,060	2,021
*	Emergent BioSolutions Inc.	39,912	1,998
*	Phreesia Inc.	31,922	1,970
*	Turning Point Therapeutics Inc.	29,516	1,961
*	GoodRx Holdings Inc. Class A	47,602	1,953

		Shares	Market Value ($000)
*	Celldex Therapeutics Inc.	36,000	1,944
*	Inari Medical Inc.	23,634	1,917
*	Pacira BioSciences Inc.	33,454	1,873
*	Myriad Genetics Inc.	57,956	1,871
*	MEDNAX Inc.	65,446	1,861
*	Ligand Pharmaceuticals Inc.	13,152	1,832
*	Sage Therapeutics Inc.	41,348	1,832
*	Evolent Health Inc. Class A	57,899	1,795
	Owens & Minor Inc.	57,373	1,795
*,1	Cassava Sciences Inc.	28,700	1,782
*	ModivCare Inc.	9,812	1,782
*	Axonics Inc.	27,239	1,773
*	Vericel Corp.	36,244	1,769
*	Zentalis Pharmaceuticals Inc.	26,401	1,759
*	NanoString Technologies Inc.	35,956	1,726
*	Ortho Clinical Diagnostics Holdings plc	92,739	1,714
*	Health Catalyst Inc.	34,173	1,709
*	Outset Medical Inc.	34,549	1,708
*	Corcept Therapeutics Inc.	85,469	1,682
*,1	Sorrento Therapeutics Inc.	219,776	1,677
*	Apellis Pharmaceuticals Inc.	50,591	1,667
*	Glaukos Corp.	34,543	1,664
*	Magellan Health Inc.	17,263	1,632
*	Atea Pharmaceuticals Inc.	46,519	1,631
*	agilon health Inc.	61,650	1,616
*	REVOLUTION Medicines Inc.	58,441	1,608
*	ACADIA Pharmaceuticals Inc.	96,465	1,602
*	Xencor Inc.	48,973	1,599
*	Accolade Inc.	37,810	1,594
*	Sana Biotechnology Inc.	69,018	1,554
*	1Life Healthcare Inc.	76,408	1,547
*	Revance Therapeutics Inc.	55,192	1,538
*	Dynavax Technologies Corp.	79,261	1,523
*	SpringWorks Therapeutics Inc.	23,306	1,479
*	Silk Road Medical Inc.	26,751	1,472
	Healthcare Services Group Inc.	58,412	1,460
*	Cortexyme Inc.	15,908	1,458
*	Multiplan Corp.	257,400	1,449
*	C4 Therapeutics Inc.	31,822	1,422
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,398
*	Allogene Therapeutics Inc.	54,133	1,391
*	Kymera Therapeutics Inc.	23,679	1,391
*	Cano Health Inc.	108,304	1,373
*	Fulgent Genetics Inc.	15,018	1,351
*	AdaptHealth Corp. Class A	57,535	1,340
*	Arcus Biosciences Inc.	37,550	1,309
*	Global Blood Therapeutics Inc.	51,225	1,305
*	Lantheus Holdings Inc.	50,813	1,305
*	IVERIC bio Inc.	78,914	1,282
*	Relay Therapeutics Inc.	40,345	1,272
*,1	Inovio Pharmaceuticals Inc.	175,516	1,257
*	BioLife Solutions Inc.	29,559	1,251
*	Avanos Medical Inc.	40,014	1,248
*	Seer Inc. Class A	36,017	1,244
*	Community Health Systems Inc.	104,756	1,226
*	CorVel Corp.	6,585	1,226
*	American Well Corp. Class A	134,427	1,225
*	Quanterix Corp.	24,560	1,223

		Shares	Market Value ($000)
*,1	Bionano Genomics Inc.	222,000	1,221
*	Kadmon Holdings Inc.	139,705	1,217
*	REGENXBIO Inc.	28,991	1,215
*	iRhythm Technologies Inc.	20,527	1,202
*	Clover Health Investments Corp.	162,600	1,202
*	Privia Health Group Inc.	50,961	1,201
*	Butterfly Network Inc.	114,143	1,192
*	Castle Biosciences Inc.	17,567	1,168
*	Atara Biotherapeutics Inc.	64,886	1,161
*	Nuvation Bio Inc.	116,653	1,160
*	Cerevel Therapeutics Holdings Inc.	39,300	1,159
*	Deciphera Pharmaceuticals Inc.	33,810	1,149
*	Harmony Biosciences Holdings Inc.	29,870	1,145
*	Travere Therapeutics Inc.	46,950	1,139
*	Surgery Partners Inc.	26,873	1,138
*	Rocket Pharmaceuticals Inc.	36,880	1,102
	US Physical Therapy Inc.	9,960	1,102
*	Supernus Pharmaceuticals Inc.	40,997	1,093
*	Dicerna Pharmaceuticals Inc.	54,083	1,090
*,1	Ocugen Inc.	150,100	1,078
*	Cardiovascular Systems Inc.	32,605	1,070
*	Codexis Inc.	46,017	1,070
*	RadNet Inc.	36,356	1,066
*	Bluebird Bio Inc.	54,732	1,046
*	OPKO Health Inc.	283,861	1,036
*	Addus HomeCare Corp.	12,566	1,002
*	Anavex Life Sciences Corp.	55,577	998
*	OptimizeRx Corp.	11,439	979
*	MacroGenics Inc.	46,700	978
*	Coherus Biosciences Inc.	60,235	968
*	ViewRay Inc.	134,216	968
*	ALX Oncology Holdings Inc.	13,029	962
*	Kura Oncology Inc.	50,715	950
*	Avid Bioservices Inc.	43,517	939
*	Joint Corp.	9,539	935
*	Brookdale Senior Living Inc.	146,031	920
*	Arcturus Therapeutics Holdings Inc.	19,143	915
*	Morphic Holding Inc.	16,100	912
*	Nurix Therapeutics Inc.	29,820	893
*	Cerus Corp.	145,208	884
*	MannKind Corp.	202,620	881
*	Alector Inc.	38,347	875
*	Agenus Inc.	161,917	850
*	Heron Therapeutics Inc.	78,614	840
*	Varex Imaging Corp.	29,662	836
	Atrion Corp.	1,196	834
*,1	Senseonics Holdings Inc.	243,900	827
*	Enanta Pharmaceuticals Inc.	14,469	822
*	ImmunoGen Inc.	144,561	820
	LeMaitre Vascular Inc.	15,395	817
*	AngioDynamics Inc.	31,392	814
*	MaxCyte Inc.	66,640	814
*	Aclaris Therapeutics Inc.	44,964	809
*	Scholar Rock Holding Corp.	24,294	802
*	Natus Medical Inc.	31,072	779
*	Sangamo Therapeutics Inc.	86,053	775
*	Tivity Health Inc.	33,514	773
*	Pulmonx Corp.	21,458	772

		Shares	Market Value ($000)
*	Inogen Inc.	17,882	771
*	OrthoPediatrics Corp.	11,689	766
*	Axsome Therapeutics Inc.	22,706	748
*	Adagio Therapeutics Inc.	17,606	744
*	ChemoCentryx Inc.	43,416	742
*	Y-mAbs Therapeutics Inc.	25,975	741
*	Hanger Inc.	33,589	738
*	Berkeley Lights Inc.	37,687	737
*	Olema Pharmaceuticals Inc.	26,604	733
*	Organogenesis Holdings Inc. Class A	51,218	729
*	CryoLife Inc.	32,432	723
	National HealthCare Corp.	10,338	723
*	Vanda Pharmaceuticals Inc.	41,986	720
*	Tactile Systems Technology Inc.	16,140	717
*	Hims & Hers Health Inc.	94,600	713
*	Avidity Biosciences Inc.	28,875	711
*	Intersect ENT Inc.	26,064	709
*	HealthStream Inc.	24,591	703
*,1	Vaxart Inc.	88,300	702
*	OraSure Technologies Inc.	61,474	695
*	Innoviva Inc.	41,215	689
*	Surmodics Inc.	12,342	686
*	Vaxcyte Inc.	27,032	686
*	Omeros Corp.	49,283	680
*	Generation Bio Co.	26,818	672
*	PMV Pharmaceuticals Inc.	22,524	671
*	ImmunityBio Inc.	68,635	668
*	FibroGen Inc.	65,127	666
*	Replimune Group Inc.	22,443	665
*	Sight Sciences Inc.	29,083	660
*	Meridian Bioscience Inc.	34,159	657
*	BioAtla Inc.	22,308	657
*	Orthofix Medical Inc.	17,120	653
	National Research Corp.	15,398	649
*	Kronos Bio Inc.	30,839	646
*	Krystal Biotech Inc.	12,347	645
*	Madrigal Pharmaceuticals Inc.	8,030	641
*	Rubius Therapeutics Inc.	35,800	640
*	Zogenix Inc.	41,447	630
*	Syndax Pharmaceuticals Inc.	32,487	621
*	TransMedics Group Inc.	18,731	620
*	Amphastar Pharmaceuticals Inc.	32,577	619
*	DermTech Inc.	19,000	610
*	Endo International plc	187,335	607
*	NextGen Healthcare Inc.	42,598	601
*,1	Recursion Pharmaceuticals Inc. Class A	26,032	599
*	Protagonist Therapeutics Inc.	33,765	598
*	Pennant Group Inc.	21,097	593
*	Gossamer Bio Inc.	47,085	592
*	Definitive Healthcare Corp. Class A	13,792	591
*	Ocular Therapeutix Inc.	58,771	588
*	Cutera Inc.	12,390	577
*	Allovir Inc.	22,947	575
*	Sutro Biopharma Inc.	30,272	572
*	Fulcrum Therapeutics Inc.	20,212	570
*,1	Clovis Oncology Inc.	126,700	565
*	Anika Therapeutics Inc.	13,242	564
*	Forma Therapeutics Holdings Inc.	24,215	562

		Shares	Market Value ($000)
*	Agiliti Inc.	28,916	551
*	PetIQ Inc. Class A	21,893	547
*	Radius Health Inc.	43,070	534
*	Verve Therapeutics Inc.	11,320	532
*	Ideaya Biosciences Inc.	20,767	529
*	Antares Pharma Inc.	145,010	528
*	Arcutis Biotherapeutics Inc.	22,106	528
*	Eagle Pharmaceuticals Inc.	9,445	527
*	Curis Inc.	66,098	518
*	Cara Therapeutics Inc.	33,414	516
*	Tabula Rasa HealthCare Inc.	19,595	514
*	ORIC Pharmaceuticals Inc.	24,507	512
*	Cullinan Oncology Inc.	22,492	508
*	Shattuck Labs Inc.	24,751	504
*	Alphatec Holdings Inc.	41,167	502
*	Rhythm Pharmaceuticals Inc.	38,261	500
*	Mersana Therapeutics Inc.	52,904	499
*	RAPT Therapeutics Inc.	16,085	499
*	Triple-S Management Corp. Class B	14,094	498
*	Albireo Pharma Inc.	15,900	496
*,1	SmileDirectClub Inc. Class A	90,900	484
*	PAVmed Inc.	56,600	483
*	Collegium Pharmaceutical Inc.	24,298	480
*	Aerie Pharmaceuticals Inc.	42,008	479
*	Rapid Micro Biosystems Inc. Class A	25,706	475
*	AnaptysBio Inc.	17,100	464
*	Pliant Therapeutics Inc.	27,456	463
*	Axogen Inc.	29,257	462
*	Phathom Pharmaceuticals Inc.	14,260	458
*	Avita Medical Inc.	25,856	458
*	SI-BONE Inc.	21,195	454
*	4D Molecular Therapeutics Inc.	16,826	454
*	Computer Programs & Systems Inc.	12,734	452
*	Praxis Precision Medicines Inc.	24,467	452
*	Keros Therapeutics Inc.	11,369	450
*	Acumen Pharmaceuticals Inc.	29,773	442
*	Personalis Inc.	22,769	438
*	Amneal Pharmaceuticals Inc.	81,700	436
*	Applied Molecular Transport Inc.	16,784	434
*	Rigel Pharmaceuticals Inc.	119,340	433
*	LifeStance Health Group Inc.	29,884	433
*	Gritstone bio Inc.	39,937	431
*	Treace Medical Concepts Inc.	15,840	426
*	Crinetics Pharmaceuticals Inc.	20,149	424
*	Bioxcel Therapeutics Inc.	13,911	422
*	VistaGen Therapeutics Inc.	151,563	415
*	KalVista Pharmaceuticals Inc.	23,051	402
*	Alpha Teknova Inc.	16,036	399
*	Dyne Therapeutics Inc.	24,345	395
*,1	Zomedica Corp.	749,600	392
*	Viking Therapeutics Inc.	61,875	389
*	Aldeyra Therapeutics Inc.	43,700	384
*	Verastem Inc.	123,360	380
*	Stoke Therapeutics Inc.	14,884	379
*	Passage Bio Inc.	38,001	378
*	Selecta Biosciences Inc.	90,109	375
*	Geron Corp.	272,053	373
*	UFP Technologies Inc.	6,036	372

		Shares	Market Value ($000)
*	SeaSpine Holdings Corp.	23,457	369
*	Intercept Pharmaceuticals Inc.	24,790	368
*	Cue Biopharma Inc.	25,288	368
*	Precigen Inc.	73,808	368
*	Apria Inc.	9,901	368
*	Precision BioSciences Inc.	31,777	367
*	IGM Biosciences Inc.	5,561	366
*	Alignment Healthcare Inc.	22,647	362
*	Signify Health Inc. Class A	20,148	360
*	Fluidigm Corp.	54,000	356
*	Caribou Biosciences Inc.	14,884	355
*	Chimerix Inc.	57,135	354
*	Spero Therapeutics Inc.	19,238	354
*,1	CEL-SCI Corp.	31,842	350
*	Aerovate Therapeutics Inc.	16,663	350
*	Checkpoint Therapeutics Inc.	105,825	349
*	Asensus Surgical Inc.	186,988	346
*	Theravance Biopharma Inc.	46,501	344
*	Akebia Therapeutics Inc.	119,228	343
*	Altimmune Inc.	30,171	341
*	Aligos Therapeutics Inc.	21,969	341
*	Epizyme Inc.	66,376	340
*	Seres Therapeutics Inc.	48,475	337
*,1	Sema4 Holdings Corp.	44,435	337
*	MiMedx Group Inc.	55,000	333
	Phibro Animal Health Corp. Class A	15,356	331
*	BioDelivery Sciences International Inc.	91,333	330
*	Karyopharm Therapeutics Inc.	56,638	330
*	Vapotherm Inc.	14,711	328
*	Akero Therapeutics Inc.	14,617	327
*	Lyell Immunopharma Inc.	22,126	327
*	Catalyst Pharmaceuticals Inc.	61,500	326
*	Lineage Cell Therapeutics Inc.	128,266	323
*	ZIOPHARM Oncology Inc.	176,915	322
*	Misonix Inc.	12,680	321
*,1	Atossa Therapeutics Inc.	98,096	320
*	Marinus Pharmaceuticals Inc.	27,908	318
*	Relmada Therapeutics Inc.	11,889	312
*	89bio Inc.	15,864	311
*	PLx Pharma Inc.	16,010	309
*	SQZ Biotechnologies Co.	21,128	305
*	G1 Therapeutics Inc.	22,493	302
*	Imago Biosciences Inc.	15,009	301
*	CTI BioPharma Corp.	101,176	298
*	ChromaDex Corp.	47,403	297
*	Apyx Medical Corp.	21,359	296
*	Codiak Biosciences Inc.	18,019	294
*	Erasca Inc.	13,761	292
*	MyMD Pharmaceuticals Inc.	40,400	291
*	CytoSorbents Corp.	35,641	289
*	Immunovant Inc.	33,274	289
*	PDS Biotechnology Corp.	19,304	288
	Utah Medical Products Inc.	3,090	287
*,1	Esperion Therapeutics Inc.	23,775	286
*	Sientra Inc.	50,000	286
*	Immunome Inc.	11,471	279
*	ANI Pharmaceuticals Inc.	8,394	275
*	Infinity Pharmaceuticals Inc.	80,200	274

		Shares	Market Value ($000)
*	Instil Bio Inc.	15,266	273
*	Sierra Oncology Inc.	12,300	270
*	Arbutus Biopharma Corp.	62,345	267
*	Aeglea BioTherapeutics Inc.	33,281	265
*	Annexon Inc.	14,204	264
*	Provention Bio Inc.	41,033	263
*	908 Devices Inc.	8,058	262
*	NexImmune Inc.	17,304	262
*	MEI Pharma Inc.	93,726	259
*	CVRx Inc.	15,660	259
*	Spectrum Pharmaceuticals Inc.	118,300	258
*	Astria Therapeutics Inc.	29,158	258
*	Mirum Pharmaceuticals Inc.	12,837	256
*,1	Ampio Pharmaceuticals Inc.	152,721	254
*	Prometheus Biosciences Inc.	10,615	252
*	Athira Pharma Inc.	26,677	250
*	Lexicon Pharmaceuticals Inc.	51,632	248
*	Angion Biomedica Corp.	25,035	245
*	Chinook Therapeutics Inc.	19,044	243
*	Accuray Inc.	61,258	242
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	242
*	Inhibrx Inc.	7,265	242
*	Poseida Therapeutics Inc.	32,859	240
*	Kezar Life Sciences Inc.	27,667	239
*	Viracta Therapeutics Inc.	29,734	238
*	Prelude Therapeutics Inc.	7,538	236
*	CytomX Therapeutics Inc.	46,219	235
*	Kinnate Biopharma Inc.	10,167	234
*	Zynex Inc.	20,458	233
*	Cymabay Therapeutics Inc.	63,502	232
*	Flexion Therapeutics Inc.	38,089	232
*	Homology Medicines Inc.	29,525	232
*	Durect Corp.	180,792	231
*	Aveanna Healthcare Holdings Inc.	28,788	231
*	Icosavax Inc.	7,790	230
*	Cabaletta Bio Inc.	18,792	229
*	InfuSystem Holdings Inc.	17,567	229
*	NGM Biopharmaceuticals Inc.	10,858	228
*	Ikena Oncology Inc.	18,053	228
*	Inotiv Inc.	7,794	228
*	Oncocyte Corp.	63,657	227
*	SomaLogic Inc.	18,000	223
*,1	Leap Therapeutics Inc.	55,143	221
*	Sio Gene Therapies Inc.	101,900	221
*	Cytek Biosciences Inc.	10,318	221
*	ClearPoint Neuro Inc.	12,373	220
*	Co-Diagnostics Inc.	22,573	220
*	9 Meters Biopharma Inc.	169,534	220
*	Citius Pharmaceuticals Inc.	106,287	216
*	Harpoon Therapeutics Inc.	27,100	214
*	Matinas BioPharma Holdings Inc.	164,758	214
*	Molecular Templates Inc.	31,960	214
*,1	Verrica Pharmaceuticals Inc.	16,816	210
*	Applied Therapeutics Inc.	12,523	208
*	OpGen Inc.	72,000	207
*	Dare Bioscience Inc.	122,500	205
*	SIGA Technologies Inc.	27,490	203
*	Taysha Gene Therapies Inc.	10,918	203

		Shares	Market Value ($000)
*	Sensei Biotherapeutics Inc.	19,290	203
*	Athersys Inc.	152,037	202
*	Clearside Biomedical Inc.	33,500	201
*	Puma Biotechnology Inc.	28,100	197
*	iCAD Inc.	18,133	195
*	TherapeuticsMD Inc.	263,400	195
*	Evolus Inc.	25,400	194
*	Century Therapeutics Inc.	7,713	194
*	Monte Rosa Therapeutics Inc.	8,728	194
*,2	PDL BioPharma Inc.	78,003	193
*	Nkarta Inc.	6,914	192
*	PROCEPT BioRobotics Corp.	5,018	191
*	Enzo Biochem Inc.	53,422	189
*	Outlook Therapeutics Inc.	86,664	188
*	Stereotaxis Inc.	34,516	186
*	Qualigen Therapeutics Inc.	142,700	186
*	Athenex Inc.	61,527	185
*,1	iBio Inc.	174,700	185
*	Jounce Therapeutics Inc.	24,864	185
*	Surface Oncology Inc.	24,474	185
*	TCR2 Therapeutics Inc.	21,740	185
*	Bolt Biotherapeutics Inc.	14,614	185
*	Graphite Bio Inc.	11,215	184
*	Janux Therapeutics Inc.	8,474	183
*	KemPharm Inc.	19,400	181
*	Edgewise Therapeutics Inc.	10,891	181
*	Syros Pharmaceuticals Inc.	40,282	180
*	Harvard Bioscience Inc.	25,649	179
*	Paratek Pharmaceuticals Inc.	36,785	179
*	aTyr Pharma Inc.	19,720	179
*	Frequency Therapeutics Inc.	25,101	177
*	Magenta Therapeutics Inc.	24,259	177
*	Seelos Therapeutics Inc.	73,332	177
*	Beyond Air Inc.	15,642	174
*	Capricor Therapeutics Inc.	43,100	173
*,1	Retractable Technologies Inc.	15,700	173
*	Conformis Inc.	129,153	172
*,1	Day One Biopharmaceuticals Inc.	7,261	172
*	Actinium Pharmaceuticals Inc.	19,281	171
*	Heat Biologics Inc.	28,727	171
	Forian Inc.	16,600	171
*	Bioventus Inc. Class A	12,005	170
*	PhaseBio Pharmaceuticals Inc.	54,300	169
*	NRX Pharmaceuticals Inc.	18,200	169
*,1	Humanigen Inc.	28,100	167
*	Cardiff Oncology Inc.	24,797	165
*	Elevation Oncology Inc.	21,141	165
*	Cogent Biosciences Inc.	19,553	164
*	Tango Therapeutics Inc.	12,700	164
*	Clene Inc.	23,900	163
*	Aspira Women's Health Inc.	49,767	162
*	Harrow Health Inc.	17,757	161
*	Pulse Biosciences Inc.	7,474	161
*	Lucira Health Inc.	21,208	161
*	Orgenesis Inc.	32,261	160
*	Zynerba Pharmaceuticals Inc.	37,481	159
*	Nuvalent Inc. Class A	7,066	159
*	Accelerate Diagnostics Inc.	27,042	158

		Shares	Market Value ($000)
*	Adverum Biotechnologies Inc.	72,735	158
*	Evelo Biosciences Inc.	22,014	155
*	Avrobio Inc.	27,486	153
*	Castlight Health Inc. Class B	96,580	152
*	Black Diamond Therapeutics Inc.	17,912	152
*	Trevena Inc.	123,816	152
	XBiotech Inc.	11,679	151
*	Atreca Inc. Class A	23,904	149
*	iTeos Therapeutics Inc.	5,482	148
*	Tonix Pharmaceuticals Holding Corp.	244,100	147
*	Adamas Pharmaceuticals Inc.	29,800	146
*	Ovid therapeutics Inc.	43,087	145
*	Genprex Inc.	54,200	145
*	Akouos Inc.	12,445	144
*	Terns Pharmaceuticals Inc.	13,813	144
*	Foghorn Therapeutics Inc.	10,206	142
*	Acutus Medical Inc.	15,949	141
*	Summit Therapeutics Inc.	28,141	141
*	Invacare Corp.	29,423	140
*	Celcuity Inc.	7,727	139
*	EyePoint Pharmaceuticals Inc.	13,312	139
*	SELLAS Life Sciences Group Inc.	14,905	137
*	Soliton Inc.	6,713	137
*	Oncternal Therapeutics Inc.	32,400	135
*	Eiger BioPharmaceuticals Inc.	19,995	134
*	Calithera Biosciences Inc.	60,268	131
*	AVEO Pharmaceuticals Inc.	21,170	131
*	Annovis Bio Inc.	4,100	130
*	Synlogic Inc.	42,408	129
*	Neuronetics Inc.	19,481	128
*,1	Vor BioPharma Inc.	8,142	128
*	Celsion Corp.	137,871	127
*	Design Therapeutics Inc.	8,679	127
*	Absci Corp.	10,720	125
*	T2 Biosystems Inc.	134,241	123
*	Decibel Therapeutics Inc.	15,840	122
*	Novan Inc.	14,992	122
*	GlycoMimetics Inc.	54,900	120
*	Oyster Point Pharma Inc.	10,086	120
*	Immunic Inc.	13,600	120
*	Exagen Inc.	8,667	118
*	TFF Pharmaceuticals Inc.	15,224	118
*	Cidara Therapeutics Inc.	52,829	118
*	Adicet Bio Inc.	14,967	117
*	Viemed Healthcare Inc.	20,899	116
*	Neoleukin Therapeutics Inc.	15,800	114
*	Tarsus Pharmaceuticals Inc.	5,270	114
*	XOMA Corp.	4,561	113
*	GT Biopharma Inc.	16,775	113
*	Avalo Therapeutics Inc.	51,342	112
*	Tricida Inc.	23,823	111
*	Fortress Biotech Inc.	34,017	110
*	Otonomy Inc.	57,340	110
*,1	Xeris Pharmaceuticals Inc.	44,300	109
*	ContraFect Corp.	26,913	109
*,1	Kala Pharmaceuticals Inc.	41,100	108
*	Innovage Holding Corp.	16,277	108
*	Viridian Therapeutics Inc.	6,541	108

		Shares	Market Value ($000)
*	Eargo Inc.	15,918	107
*	Hookipa Pharma Inc.	18,030	106
*	Palatin Technologies Inc.	238,694	106
*	Adamis Pharmaceuticals Corp.	109,800	106
*	Cyclerion Therapeutics Inc.	34,200	105
*	Galectin Therapeutics Inc.	26,902	104
*	Solid Biosciences Inc.	42,980	103
*	Gemini Therapeutics Inc. Class A	25,400	103
*	Sesen Bio Inc.	128,046	102
*	Corvus Pharmaceuticals Inc.	20,935	101
*	Savara Inc.	73,243	101
*	Dyadic International Inc.	17,910	100
*	Catalyst Biosciences Inc.	23,975	99
*	DiaMedica Therapeutics Inc.	24,554	98
*	MediciNova Inc.	25,702	97
*	Inmune Bio Inc.	5,000	97
*	AcelRx Pharmaceuticals Inc.	92,758	95
*	Second Sight Medical Products Inc.	29,923	95
*	Applied Genetic Technologies Corp.	31,353	94
*	Singular Genomics Systems Inc.	8,384	94
*	Marker Therapeutics Inc.	54,947	93
*	CorMedix Inc.	19,865	92
*	Mustang Bio Inc.	34,227	92
*	Strongbridge Biopharma plc	45,300	92
*	Lannett Co. Inc.	30,199	91
*	Hepion Pharmaceuticals Inc.	59,700	91
*	NeuBase Therapeutics Inc.	25,226	91
*	Aprea Therapeutics Inc.	17,546	90
*,1	Evofem Biosciences Inc.	122,283	90
*	FONAR Corp.	5,825	90
*	iRadimed Corp.	2,691	90
*	Surgalign Holdings Inc.	82,707	90
*	Assembly Biosciences Inc.	25,568	89
*	SOC Telemed Inc. Class A	39,400	89
*	scPharmaceuticals Inc.	13,000	86
*,1	Jaguar Health Inc.	37,232	85
*	Aptinyx Inc. Class A	35,501	83
*	Kaleido Biosciences Inc.	15,140	83
*	CASI Pharmaceuticals Inc.	69,210	82
*	Electromed Inc.	7,476	81
*	La Jolla Pharmaceutical Co.	20,200	81
*	SCYNEXIS Inc.	15,090	80
*	Eloxx Pharmaceuticals Inc.	48,700	79
*	Optinose Inc.	26,480	79
*	IntriCon Corp.	4,234	77
*	Ardelyx Inc.	57,223	76
*,1	Progenity Inc.	49,399	75
*,1	Impel Neuropharma Inc.	6,194	75
*	BrainStorm Cell Therapeutics Inc.	22,317	74
*	F-star Therapeutics Inc.	10,079	74
*	Voyager Therapeutics Inc.	27,907	73
*	Concert Pharmaceuticals Inc.	21,796	71
*,1	Venus Concept Inc.	28,327	71
*	Oncorus Inc.	7,562	71
*	BioSig Technologies Inc.	23,402	70
*	NextCure Inc.	10,414	70
*	X4 Pharmaceuticals Inc.	13,208	70
*	Eton Pharmaceuticals Inc.	13,900	70

		Shares	Market Value ($000)
*	Silverback Therapeutics Inc.	6,997	70
*	Exicure Inc.	57,794	69
*	Five Star Senior Living Inc.	15,685	69
*	IRIDEX Corp.	8,974	69
*	Repro-Med Systems Inc.	24,374	69
*,1	ADMA Biologics Inc.	59,671	67
*	Apollo Endosurgery Inc.	7,315	66
*	Recro Pharma Inc.	31,949	66
*	Tela Bio Inc.	4,801	66
*	UNITY Biotechnology Inc.	22,000	66
*	Agile Therapeutics Inc.	66,272	64
*	IsoRay Inc.	100,840	64
*	Larimar Therapeutics Inc.	5,300	61
*	Abeona Therapeutics Inc.	53,886	60
*	Anixa Biosciences Inc.	12,599	60
*	Corbus Pharmaceuticals Holdings Inc.	55,216	56
*	LENSAR Inc.	7,146	56
*	Alpine Immune Sciences Inc.	5,130	55
*	Axcella Health Inc.	18,254	54
*	ElectroCore Inc.	47,524	54
*	Equillium Inc.	7,975	54
*	Liquidia Corp.	19,729	54
*	Vincerx Pharma Inc.	3,312	54
*	LogicBio Therapeutics Inc.	11,514	53
*	Tracon Pharmaceuticals Inc.	13,800	53
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	57,977	51
*	CareMax Inc.	5,255	51
*	Immuneering Corp. Class A	1,865	50
*	Ontrak Inc.	4,876	49
*	Aytu BioPharma Inc.	16,990	49
*	Minerva Neurosciences Inc.	27,569	48
*	Onconova Therapeutics Inc.	12,580	48
*	Bright Health Group Inc.	5,823	48
*	VYNE Therapeutics Inc.	33,759	47
*	IMARA Inc.	11,325	46
*	Eyenovia Inc.	8,993	44
*	Merrimack Pharmaceuticals Inc.	9,104	44
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*	Zosano Pharma Corp.	60,367	43
*	Aquestive Therapeutics Inc.	9,542	42
*	Lantern Pharma Inc.	3,734	42
*	Odonate Therapeutics Inc.	14,260	41
*	Delcath Systems Inc.	3,900	41
*	Eliem Therapeutics Inc.	2,237	40
*	Champions Oncology Inc.	3,815	39
*	Tenaya Therapeutics Inc.	1,899	39
*	Lipocine Inc.	34,514	38
*	Point Biopharma Global Inc. Class A	4,522	35
*	OncoSec Medical Inc.	16,021	34
*	Aravive Inc.	8,819	33
*	NantHealth Inc.	20,200	33
*	Cyclacel Pharmaceuticals Inc.	6,337	33
*	Virpax Pharmaceuticals Inc.	6,900	33
*	Rockwell Medical Inc.	54,034	32
*	Cellectar Biosciences Inc.	35,100	32
*	Salarius Pharmaceuticals Inc.	31,300	32
*	RxSight Inc.	2,417	31
*	Aptevo Therapeutics Inc.	1,975	30

		Shares	Market Value ($000)
*	Windtree Therapeutics Inc.	14,800	30
*	Yumanity Therapeutics Inc.	2,922	30
*	Sensus Healthcare Inc.	8,033	29
*,1	Organovo Holdings Inc.	4,246	29
*	Convey Holding Parent Inc.	3,410	29
*	Chembio Diagnostics Inc.	11,141	28
*	Genocea Biosciences Inc.	14,841	28
*	Talkspace Inc.	7,738	28
*	Tyme Technologies Inc.	26,570	27
*	Sonnet BioTherapeutics Holdings Inc.	45,300	27
*	Reviva Pharmaceuticals Holdings Inc.	6,340	26
*	Warby Parker Inc. Class A	482	26
*	Cumberland Pharmaceuticals Inc.	9,187	25
*	Omega Therapeutics Inc.	1,250	24
*	Psychemedics Corp.	2,717	23
*	Inhibikase Therapeutics Inc.	11,895	23
*	Bellerophon Therapeutics Inc.	5,364	22
*	Talis Biomedical Corp.	3,442	22
*	BioVie Inc. Class A	3,174	21
*	Cyteir Therapeutics Inc.	1,198	21
*,1	Quantum-Si Inc.	2,552	21
*,1	Rani Therapeutics Holdings Inc. Class A	1,173	21
*	Vivos Therapeutics Inc.	5,061	20
*	Satsuma Pharmaceuticals Inc.	4,155	19
*	Inozyme Pharma Inc.	1,634	19
*	Rain Therapeutics Inc.	1,285	19
*	Sera Prognostics Inc. Class A	1,687	19
*	Cocrystal Pharma Inc.	17,553	18
*	Forte Biosciences Inc.	6,200	18
*	Candel Therapeutics Inc.	1,695	18
*	TScan Therapeutics Inc.	2,125	18
*	Akoya Biosciences Inc.	1,202	17
*	Landos Biopharma Inc.	1,108	16
*	NeuroPace Inc.	1,026	16
*	Talaris Therapeutics Inc.	1,189	16
*	cbdMD Inc.	7,102	15
*	Soleno Therapeutics Inc.	16,045	15
*	Strata Skin Sciences Inc.	8,329	15
*	Vera Therapeutics Inc. Class A	852	15
*	Thorne HealthTech Inc.	1,688	15
*	PolarityTE Inc.	20,900	14
*	Rallybio Corp.	822	14
*	Cue Health Inc.	1,207	14
*	IN8bio Inc.	1,854	13
*	Nephros Inc.	1,398	12
*	Tempest Therapeutics Inc.	814	12
*	Galera Therapeutics Inc.	1,409	11
*	Lumos Pharma Inc.	1,193	11
*	Sigilon Therapeutics Inc.	1,915	11
*	Panbela Therapeutics Inc.	5,105	11
*	Nuwellis Inc.	4,900	11
*	Avenue Therapeutics Inc.	6,688	10
*	Helius Medical Technologies Inc.	724	10
*	Codex DNA Inc.	859	10
*	Alimera Sciences Inc.	2,158	9
*	Soligenix Inc.	8,654	9
*	Spruce Biosciences Inc.	1,424	9
*	Longboard Pharmaceuticals Inc.	962	9

		Shares	Market Value ($000)
*	Biodesix Inc.	957	8
*	Finch Therapeutics Group Inc.	620	8
*	Reneo Pharmaceuticals Inc.	1,021	8
*	Biomea Fusion Inc.	692	8
*	Biolase Inc.	11,167	7
*	Brickell Biotech Inc.	8,068	6
*	ImmuCell Corp.	596	6
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Graybug Vision Inc.	1,888	6
*,2	Proteostasis Therapeutics Inc. CVR	58,455	6
*	Werewolf Therapeutics Inc.	345	6
*	Opiant Pharmaceuticals Inc.	206	5
*	Metacrine Inc.	1,478	5
*	Caladrius Biosciences Inc.	3,127	4
*	Checkmate Pharmaceuticals Inc.	931	4
*,2	Aduro Biotech Inc. CVR	6,844	4
*	AgeX Therapeutics Inc.	2,858	3
*	Allena Pharmaceuticals Inc.	2,783	3
*	Baudax Bio Inc.	6,059	3
*	Cohbar Inc.	2,678	3
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Lyra Therapeutics Inc.	360	3
*	CareCloud Inc.	237	2
*,2	Elanco Animal Health Inc. CVR	37,378	1
*	Evoke Pharma Inc.	920	1
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*	Geron Corp. Warrants Exp. 12/31/25	39,917	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*	Aileron Therapeutics Inc.	250	—
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*	Ekso Bionics Holdings Inc.	67	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*,2	F-star Therapeutics Inc. CVR	2,729	—
*	First Wave BioPharma Inc.	68	—
			4,546,137
Industrials (8.0%)
	Visa Inc. Class A	1,326,960	295,580
	Mastercard Inc. Class A	693,019	240,949
*	PayPal Holdings Inc.	925,397	240,798
	Accenture plc Class A	497,473	159,152
	Honeywell International Inc.	544,377	115,560
	United Parcel Service Inc. Class B	570,162	103,827
	Raytheon Technologies Corp.	1,184,539	101,823
*	Boeing Co.	460,611	101,307
	Union Pacific Corp.	509,332	99,834
	General Electric Co.	865,129	89,134
	Caterpillar Inc.	430,910	82,722
	3M Co.	455,075	79,829
	American Express Co.	467,621	78,341
*	Square Inc. Class A	311,215	74,642
	Deere & Co.	220,069	73,739
	Automatic Data Processing Inc.	334,767	66,927
	Lockheed Martin Corp.	184,500	63,671
	Fidelity National Information Services Inc.	487,017	59,260
	Capital One Financial Corp.	350,600	56,787
	CSX Corp.	1,769,356	52,621
	Sherwin-Williams Co.	185,426	51,869

		Shares	Market Value ($000)
*	Fiserv Inc.	472,546	51,271
	Eaton Corp. plc	312,987	46,732
	Norfolk Southern Corp.	194,325	46,492
	Illinois Tool Works Inc.	217,347	44,910
	Emerson Electric Co.	470,474	44,319
	FedEx Corp.	188,290	41,290
	Northrop Grumman Corp.	114,000	41,057
	Johnson Controls International plc	559,259	38,074
	General Dynamics Corp.	188,430	36,938
	Global Payments Inc.	232,413	36,624
	L3Harris Technologies Inc.	161,053	35,470
	Carrier Global Corp.	681,477	35,273
	IHS Markit Ltd.	283,143	33,020
	Trane Technologies plc	187,614	32,392
	Paychex Inc.	255,760	28,760
	Parker-Hannifin Corp.	101,410	28,356
	DuPont de Nemours Inc.	410,120	27,884
	Otis Worldwide Corp.	336,059	27,651
	Rockwell Automation Inc.	91,481	26,899
	PPG Industries Inc.	187,052	26,750
	Cintas Corp.	69,753	26,552
*	TransDigm Group Inc.	41,145	25,698
	Cummins Inc.	114,371	25,683
	Verisk Analytics Inc.	127,947	25,624
*	Mettler-Toledo International Inc.	18,388	25,327
	Equifax Inc.	95,888	24,300
*	Keysight Technologies Inc.	145,540	23,911
	Old Dominion Freight Line Inc.	82,297	23,535
	Ball Corp.	258,093	23,221
	AMETEK Inc.	181,648	22,526
	Stanley Black & Decker Inc.	127,575	22,365
	Synchrony Financial	451,776	22,083
*	Zebra Technologies Corp. Class A	42,139	21,719
	PACCAR Inc.	272,776	21,527
*	Generac Holdings Inc.	49,469	20,216
*	Bill.com Holdings Inc.	75,555	20,169
*	United Rentals Inc.	56,800	19,933
	Kansas City Southern	72,232	19,549
	Fortive Corp.	252,282	17,804
	Dover Corp.	113,925	17,715
	Xylem Inc.	141,688	17,524
*	Waters Corp.	48,778	17,428
*	FleetCor Technologies Inc.	65,941	17,228
	TransUnion	151,711	17,039
	Vulcan Materials Co.	99,710	16,867
	Martin Marietta Materials Inc.	49,345	16,860
*	Trimble Inc.	196,915	16,196
	Expeditors International of Washington Inc.	133,543	15,909
*	Teledyne Technologies Inc.	36,582	15,715
*	Ingersoll Rand Inc.	296,614	14,952
	WW Grainger Inc.	34,730	13,651
	Jacobs Engineering Group Inc.	102,452	13,578
	Quanta Services Inc.	109,967	12,516
	Textron Inc.	178,282	12,446
	IDEX Corp.	59,690	12,353
	Westinghouse Air Brake Technologies Corp.	141,782	12,223
	JB Hunt Transport Services Inc.	66,690	11,152
	Masco Corp.	193,400	10,743

		Shares	Market Value ($000)
	Crown Holdings Inc.	106,059	10,689
	Cognex Corp.	131,520	10,551
	Westrock Co.	210,290	10,479
*	Affirm Holdings Inc. Class A	87,213	10,390
	Packaging Corp. of America	74,916	10,296
	Nordson Corp.	41,012	9,767
	Fortune Brands Home & Security Inc.	108,827	9,731
	Howmet Aerospace Inc.	310,060	9,674
	Jack Henry & Associates Inc.	58,410	9,583
	Pentair plc	130,929	9,509
	Allegion plc	70,577	9,329
	Graco Inc.	132,529	9,273
*	Trex Co. Inc.	90,584	9,233
	CH Robinson Worldwide Inc.	104,483	9,090
	Snap-on Inc.	42,765	8,936
*	Axon Enterprise Inc.	50,656	8,866
*	Paylocity Holding Corp.	30,518	8,557
*	Fair Isaac Corp.	21,430	8,528
	Booz Allen Hamilton Holding Corp. Class A	107,305	8,515
	HEICO Corp. Class A	71,273	8,441
	Robert Half International Inc.	83,793	8,407
*	Builders FirstSource Inc.	161,499	8,356
	Toro Co.	84,900	8,270
	Carlisle Cos. Inc.	41,358	8,222
	RPM International Inc.	101,954	7,917
*	Mohawk Industries Inc.	44,340	7,866
	Lennox International Inc.	26,737	7,865
	Hubbell Inc. Class B	43,012	7,771
*	Middleby Corp.	44,175	7,532
*	AECOM	116,510	7,358
	Genpact Ltd.	148,680	7,064
	Watsco Inc.	26,211	6,936
*	Sensata Technologies Holding plc	125,473	6,866
	Owens Corning	80,206	6,858
*	GXO Logistics Inc.	86,271	6,767
	MKS Instruments Inc.	43,738	6,601
	Sealed Air Corp.	120,328	6,593
	Western Union Co.	322,545	6,522
	A O Smith Corp.	106,581	6,509
*	Berry Global Group Inc.	105,381	6,416
	Tetra Tech Inc.	42,025	6,276
*	WEX Inc.	35,437	6,242
	AptarGroup Inc.	51,461	6,142
*	XPO Logistics Inc.	76,971	6,125
	Knight-Swift Transportation Holdings Inc. Class A	119,152	6,095
	Lincoln Electric Holdings Inc.	46,873	6,037
	Brunswick Corp.	62,445	5,949
*	Rexnord Corp.	91,183	5,862
	Huntington Ingalls Industries Inc.	30,281	5,846
	AGCO Corp.	46,940	5,752
	ITT Inc.	66,984	5,750
	Donaldson Co. Inc.	98,316	5,644
*	Chart Industries Inc.	29,337	5,607
	Oshkosh Corp.	53,489	5,476
*	TopBuild Corp.	26,265	5,379
	Woodward Inc.	47,454	5,372
*	WillScot Mobile Mini Holdings Corp.	167,758	5,321
	Littelfuse Inc.	19,448	5,315

		Shares	Market Value ($000)
	EMCOR Group Inc.	43,593	5,030
*	Euronet Worldwide Inc.	39,081	4,974
	Louisiana-Pacific Corp.	79,675	4,890
	Regal Beloit Corp.	32,490	4,885
	Landstar System Inc.	30,914	4,879
*	Saia Inc.	20,467	4,872
*	Axalta Coating Systems Ltd.	166,750	4,867
	Acuity Brands Inc.	27,909	4,839
*	Coherent Inc.	19,213	4,805
	Exponent Inc.	41,973	4,749
	MDU Resources Group Inc.	159,676	4,738
	Sonoco Products Co.	78,493	4,677
*	Colfax Corp.	100,151	4,597
	ManpowerGroup Inc.	41,715	4,517
*	WESCO International Inc.	39,133	4,513
*	ASGN Inc.	39,781	4,501
	Vontier Corp.	131,924	4,433
	Advanced Drainage Systems Inc.	40,785	4,412
	nVent Electric plc	133,260	4,308
*	AMN Healthcare Services Inc.	37,118	4,259
	Eagle Materials Inc.	32,221	4,226
	BWX Technologies Inc.	76,886	4,141
	MSA Safety Inc.	28,275	4,120
	Graphic Packaging Holding Co.	216,174	4,116
	Curtiss-Wright Corp.	32,607	4,114
	Valmont Industries Inc.	17,069	4,013
	Maximus Inc.	47,978	3,992
*	MasTec Inc.	44,542	3,843
	Alliance Data Systems Corp.	38,085	3,842
	Spirit AeroSystems Holdings Inc. Class A	85,093	3,760
	Crane Co.	39,614	3,756
	Simpson Manufacturing Co. Inc.	34,791	3,722
	Armstrong World Industries Inc.	38,750	3,699
	Watts Water Technologies Inc. Class A	21,803	3,665
*	Virgin Galactic Holdings Inc.	144,422	3,654
*	FTI Consulting Inc.	26,791	3,609
	John Bean Technologies Corp.	25,319	3,559
*	Herc Holdings Inc.	21,004	3,433
	Ryder System Inc.	41,279	3,414
	Air Lease Corp. Class A	86,032	3,385
	Flowserve Corp.	97,252	3,372
*	TuSimple Holdings Inc. Class A	87,386	3,245
	Insperity Inc.	29,132	3,226
*	Atkore Inc.	36,492	3,172
*	AZEK Co. Inc. Class A	86,671	3,166
	HEICO Corp.	23,459	3,094
*	ExlService Holdings Inc.	25,124	3,093
	Korn Ferry	41,988	3,038
*	TriNet Group Inc.	32,003	3,027
*,3	API Group Corp.	147,728	3,006
	Allison Transmission Holdings Inc.	84,526	2,985
*	Shift4 Payments Inc. Class A	38,337	2,972
*	Summit Materials Inc. Class A	92,508	2,957
*	Resideo Technologies Inc.	116,412	2,886
	Applied Industrial Technologies Inc.	31,488	2,838
	Triton International Ltd.	53,756	2,797
	Altra Industrial Motion Corp.	50,393	2,789
	MSC Industrial Direct Co. Inc. Class A	34,707	2,783

		Shares	Market Value ($000)
*	Itron Inc.	36,164	2,735
	Matson Inc.	33,659	2,717
	EVERTEC Inc.	59,287	2,711
*	ACI Worldwide Inc.	87,710	2,695
	HB Fuller Co.	40,865	2,638
	GATX Corp.	29,145	2,610
	UniFirst Corp.	12,218	2,598
	Franklin Electric Co. Inc.	32,145	2,567
	EnerSys	34,008	2,532
	Aerojet Rocketdyne Holdings Inc.	57,927	2,523
	Brink's Co.	39,245	2,484
	Silgan Holdings Inc.	64,739	2,483
	ABM Industries Inc.	53,734	2,419
*	Welbilt Inc.	103,584	2,407
	Macquarie Infrastructure Holdings LLC	59,310	2,406
	SPX FLOW Inc.	32,818	2,399
	Hillenbrand Inc.	56,149	2,395
	Badger Meter Inc.	23,530	2,380
*	Kirby Corp.	47,914	2,298
	Kennametal Inc.	67,081	2,296
	AAON Inc.	35,020	2,288
*	Vicor Corp.	16,932	2,272
*	CryoPort Inc.	33,788	2,247
*	Mercury Systems Inc.	45,971	2,180
	Terex Corp.	51,642	2,174
*	Kratos Defense & Security Solutions Inc.	96,224	2,147
	Belden Inc.	36,682	2,137
*	Green Dot Corp. Class A	42,199	2,124
	Werner Enterprises Inc.	47,783	2,115
*	Beacon Roofing Supply Inc.	43,447	2,075
	Mueller Water Products Inc. Class A	136,309	2,075
*	Masonite International Corp.	19,508	2,070
*	Alight Inc. Class A	177,244	2,035
	Otter Tail Corp.	35,769	2,002
	Trinity Industries Inc.	73,508	1,997
	Helios Technologies Inc.	24,221	1,989
	Comfort Systems USA Inc.	27,730	1,978
	Albany International Corp. Class A	25,497	1,960
	Installed Building Products Inc.	18,205	1,951
*	Bloom Energy Corp. Class A	102,629	1,921
	Kadant Inc.	9,398	1,918
*	SPX Corp.	35,607	1,903
*	Hub Group Inc. Class A	27,417	1,885
*	Fluor Corp.	115,942	1,852
*	Atlas Air Worldwide Holdings Inc.	22,608	1,847
	Brady Corp. Class A	36,359	1,843
*	JELD-WEN Holding Inc.	72,979	1,827
	Forward Air Corp.	21,914	1,819
*	O-I Glass Inc.	127,502	1,819
	Moog Inc. Class A	23,750	1,810
	Federal Signal Corp.	46,796	1,807
*	Gibraltar Industries Inc.	25,334	1,765
*,1	Nikola Corp.	162,200	1,731
*	Dycom Industries Inc.	23,804	1,696
*	Allegheny Technologies Inc.	101,487	1,688
	Greif Inc. Class A	25,426	1,643
	Barnes Group Inc.	38,984	1,627
*	Verra Mobility Corp. Class A	107,815	1,625

		Shares	Market Value ($000)
	ManTech International Corp. Class A	21,151	1,606
*	AeroVironment Inc.	18,273	1,577
	Maxar Technologies Inc.	55,378	1,568
	CSW Industrials Inc.	12,202	1,558
*	Raven Industries Inc.	26,694	1,538
	ArcBest Corp.	18,411	1,505
	EnPro Industries Inc.	17,205	1,499
	Granite Construction Inc.	37,297	1,475
	ESCO Technologies Inc.	19,033	1,466
*	Proto Labs Inc.	21,863	1,456
	TTEC Holdings Inc.	15,547	1,454
	Patrick Industries Inc.	17,336	1,444
	McGrath RentCorp	19,879	1,430
	Encore Wire Corp.	15,065	1,429
*	CBIZ Inc.	43,020	1,391
*	Ferro Corp.	68,206	1,387
	ICF International Inc.	15,290	1,365
*	GMS Inc.	30,824	1,350
*	OSI Systems Inc.	14,171	1,343
	Alamo Group Inc.	9,579	1,337
	Lindsay Corp.	8,794	1,335
*	Repay Holdings Corp. Class A	57,838	1,332
*	MYR Group Inc.	13,343	1,328
*	Meritor Inc.	60,024	1,279
	Mesa Laboratories Inc.	4,118	1,245
*	Air Transport Services Group Inc.	46,816	1,208
*	TriMas Corp.	36,833	1,192
*	Montrose Environmental Group Inc.	19,220	1,187
	Deluxe Corp.	32,129	1,153
	Tennant Co.	15,277	1,130
*	Veritiv Corp.	12,500	1,120
*	ZipRecruiter Inc. Class A	40,276	1,112
	Shyft Group Inc.	28,838	1,096
*	Danimer Scientific Inc.	67,100	1,096
*	BTRS Holdings Inc.	100,710	1,072
	Enerpac Tool Group Corp. Class A	50,940	1,056
*	Cimpress plc	12,144	1,054
*	Marqeta Inc. Class A	47,293	1,046
	Griffon Corp.	42,387	1,043
	ADT Inc.	127,467	1,031
	AZZ Inc.	19,359	1,030
	Columbus McKinnon Corp.	21,022	1,016
*	Aspen Aerogels Inc.	22,066	1,015
*	NV5 Global Inc.	10,289	1,014
	Primoris Services Corp.	41,117	1,007
	Greenbrier Cos. Inc.	23,192	997
*	PGT Innovations Inc.	49,708	949
*	Gates Industrial Corp. plc	57,755	940
*	FARO Technologies Inc.	14,129	930
*	Huron Consulting Group Inc.	17,876	930
*	Triumph Group Inc.	49,800	928
	Pitney Bowes Inc.	128,500	926
*	Conduent Inc.	140,416	925
*	American Woodmark Corp.	14,041	918
*	Ranpak Holdings Corp. Class A	34,100	915
	Astec Industries Inc.	16,978	914
*	Evo Payments Inc. Class A	38,485	911
*	Construction Partners Inc. Class A	27,142	906

		Shares	Market Value ($000)
	Schneider National Inc. Class B	39,552	899
	Standex International Corp.	9,089	899
	H&E Equipment Services Inc.	25,264	877
*	CoreCivic Inc.	97,038	864
*,1	PureCycle Technologies Inc.	64,929	862
*	Echo Global Logistics Inc.	17,977	858
	Kforce Inc.	14,009	836
*	Latch Inc.	74,183	836
	Kaman Corp.	23,276	830
*	AAR Corp.	25,566	829
*	Hayward Holdings Inc.	37,293	829
*	Donnelley Financial Solutions Inc.	23,600	817
*	Core & Main Inc. Class A	30,601	802
*	Energy Recovery Inc.	41,500	790
*	Desktop Metal Inc. Class A	106,300	762
*	Lydall Inc.	11,506	714
	CAI International Inc.	12,639	707
*	TaskUS Inc. Class A	10,530	699
	Apogee Enterprises Inc.	18,339	692
	Heidrick & Struggles International Inc.	15,472	691
*	TrueBlue Inc.	25,332	686
*	GreenSky Inc. Class A	61,300	685
*,1	Workhorse Group Inc.	89,333	683
	Heartland Express Inc.	41,821	670
	Quanex Building Products Corp.	31,234	669
*	Manitowoc Co. Inc.	31,178	668
	Gorman-Rupp Co.	18,581	665
	Marten Transport Ltd.	42,381	665
*	Cornerstone Building Brands Inc.	45,453	664
*	Great Lakes Dredge & Dock Corp.	43,592	658
*	Cross Country Healthcare Inc.	30,721	653
*,1	Hyliion Holdings Corp.	76,566	643
	CRA International Inc.	6,430	639
	Insteel Industries Inc.	16,294	620
*	Paya Holdings Inc. Class A	56,700	616
	Chase Corp.	5,851	598
*	Advantage Solutions Inc.	68,200	590
	Myers Industries Inc.	29,048	568
*	CIRCOR International Inc.	16,867	557
	International Seaways Inc.	29,965	546
*	CS Disco Inc.	11,329	543
*	Sterling Construction Co. Inc.	22,643	513
	Wabash National Corp.	33,665	509
*	Cantaloupe Inc.	47,000	507
*,1	Blade Air Mobility Inc.	48,000	499
*	Vectrus Inc.	9,894	497
*,1	Velodyne Lidar Inc.	82,923	491
*	SP Plus Corp.	15,915	488
*	Napco Security Technologies Inc.	11,097	478
*	Forterra Inc.	20,254	477
*	DXP Enterprises Inc.	15,764	466
	Barrett Business Services Inc.	6,077	463
*	Forrester Research Inc.	9,338	460
	Kelly Services Inc. Class A	24,290	459
*	BrightView Holdings Inc.	30,953	457
*	Modine Manufacturing Co.	39,900	452
*	Ducommun Inc.	8,885	447
	REV Group Inc.	25,884	444

		Shares	Market Value ($000)
*	Titan Machinery Inc.	17,060	442
	Resources Connection Inc.	27,891	440
*,1	View Inc.	81,047	439
	Ennis Inc.	22,944	432
	Argan Inc.	9,742	425
*	Willdan Group Inc.	11,769	419
	Douglas Dynamics Inc.	11,440	415
	National Presto Industries Inc.	5,050	415
*	International Money Express Inc.	23,900	399
*	Tutor Perini Corp.	30,540	396
*,1	Eos Energy Enterprises Inc.	28,200	396
*	Eagle Bulk Shipping Inc.	7,784	392
*	Thermon Group Holdings Inc.	22,609	391
	Miller Industries Inc.	11,281	384
	Cass Information Systems Inc.	9,079	380
	Allied Motion Technologies Inc.	11,944	374
*,1	Joby Aviation Inc.	36,200	364
	Hyster-Yale Materials Handling Inc.	7,125	358
*	Vishay Precision Group Inc.	9,889	344
*	First Advantage Corp.	18,053	344
*	Franklin Covey Co.	8,348	341
	VSE Corp.	7,076	341
*	Titan International Inc.	47,500	340
*	Babcock & Wilcox Enterprises Inc.	52,446	336
*	Flywire Corp.	7,641	335
	Pactiv Evergreen Inc.	25,797	323
*	Vivint Smart Home Inc.	33,997	321
*	Payoneer Global Inc.	37,167	318
	Kronos Worldwide Inc.	25,377	315
*	Transcat Inc.	4,840	312
*	ExOne Co.	12,787	299
*,1	Lightning eMotors Inc.	35,019	299
*	Custom Truck One Source Inc.	30,875	288
*	DHI Group Inc.	60,119	286
*	RR Donnelley & Sons Co.	55,500	285
*	Sterling Check Corp.	10,897	283
*	PAE Inc.	46,600	279
*	Astronics Corp.	19,792	278
*	BlueLinx Holdings Inc.	5,692	278
*	IES Holdings Inc.	5,998	274
*	Rekor Systems Inc.	23,522	270
*	Acacia Research Corp.	38,613	262
	Park Aerospace Corp.	19,093	261
*	Infrastructure & Energy Alternatives Inc.	22,200	254
*	Commercial Vehicle Group Inc.	26,700	253
	LSI Industries Inc.	32,279	250
*,1	Katapult Holdings Inc.	46,100	250
*	GP Strategies Corp.	11,933	247
*	Atlas Technical Consultants Inc. Class A	23,600	240
*	Atlanticus Holdings Corp.	4,500	239
*	Daseke Inc.	25,698	237
*	Byrna Technologies Inc.	10,800	236
*	Blue Bird Corp.	11,011	230
*,1	Momentus Inc.	21,500	228
*	Agrify Corp.	12,105	224
*	Yellow Corp.	39,500	223
*	ShotSpotter Inc.	6,113	222
*	Performant Financial Corp.	54,600	216

		Shares	Market Value ($000)
	Information Services Group Inc.	29,685	213
*	Radiant Logistics Inc.	33,408	213
*	Luna Innovations Inc.	22,193	211
*	Orion Group Holdings Inc.	38,600	210
*	Paymentus Holdings Inc. Class A	7,993	197
*	Select Interior Concepts Inc. Class A	13,592	196
*	US Xpress Enterprises Inc. Class A	22,566	195
*	Overseas Shipholding Group Inc. Class A	92,336	192
*	CECO Environmental Corp.	26,869	189
*	CPI Card Group Inc.	5,400	187
*	Mistras Group Inc.	18,400	187
	Park-Ohio Holdings Corp.	7,030	179
	Powell Industries Inc.	7,254	178
*	Concrete Pumping Holdings Inc.	19,696	168
*	INNOVATE Corp.	41,047	168
	Hurco Cos. Inc.	5,051	163
*,1	Ault Global Holdings Inc.	66,700	162
*	Iteris Inc.	30,071	159
*	Horizon Global Corp.	22,200	156
	United States Lime & Minerals Inc.	1,281	155
*	PAM Transportation Services Inc.	3,252	146
*,1	Energous Corp.	69,135	144
*	I3 Verticals Inc. Class A	5,954	144
*	Lawson Products Inc.	2,806	140
*	Hudson Technologies Inc.	38,729	137
*	Orbital Energy Group Inc.	44,153	136
*	IZEA Worldwide Inc.	69,691	134
*,1	Wrap Technologies Inc.	21,600	129
*	MICT Inc.	80,454	125
	Universal Logistics Holdings Inc.	5,573	112
*	AgEagle Aerial Systems Inc.	36,500	110
*	GreenBox POS	13,200	109
*	EVI Industries Inc.	3,846	105
*	Manitex International Inc.	14,516	104
	ARC Document Solutions Inc.	34,251	101
*	L B Foster Co. Class A	6,452	100
*,1	Skillsoft Corp.	8,406	98
*	USA Truck Inc.	6,111	93
*	Core Molding Technologies Inc.	7,270	84
*	Covenant Logistics Group Inc. Class A	3,030	84
	Graham Corp.	6,141	76
*	Team Inc.	24,450	74
*	Paysign Inc.	25,347	68
*	Hillman Solutions Corp.	5,613	67
*	LightPath Technologies Inc. Class A	30,132	64
*	Electric Last Mile Solutions I	8,293	61
*	Armstrong Flooring Inc.	18,628	58
*	Gencor Industries Inc.	5,230	58
	Preformed Line Products Co.	865	56
*,1	Alpha Pro Tech Ltd.	7,935	53
*	Orion Energy Systems Inc.	13,570	53
	Perella Weinberg Partners	3,821	51
*	Document Security Systems Inc.	38,500	50
*	RCM Technologies Inc.	8,104	49
*	Twin Disc Inc.	4,630	49
*	Ultralife Corp.	6,533	46
*	PFSweb Inc.	3,353	43
*	Willis Lease Finance Corp.	1,168	43

		Shares	Market Value ($000)
*	Limbach Holdings Inc.	6,506	43
*	Mayville Engineering Co. Inc.	1,894	36
*	Usio Inc.	5,651	33
*	Broadwind Inc.	12,171	32
*	RF Industries Ltd.	3,910	32
*,1	Polar Power Inc.	5,100	28
*	Legalzoom.com Inc.	970	26
*	Fuel Tech Inc.	14,473	25
*	Odyssey Marine Exploration Inc.	3,525	25
*	ENGlobal Corp.	8,787	23
*	Frequency Electronics Inc.	2,246	23
*	Coda Octopus Group Inc.	2,088	19
*	Karat Packaging Inc.	844	18
*	Air Industries Group	16,125	17
*	Huttig Building Products Inc.	3,194	17
*	Berkshire Grey Inc.	2,347	17
*	ALJ Regional Holdings Inc.	15,022	16
*	Air T Inc.	532	15
*	Applied DNA Sciences Inc.	2,700	15
*	ServiceSource International Inc.	9,500	13
*	ClearSign Technologies Corp.	5,732	11
*	Volt Information Sciences Inc.	3,158	11
*	Lightbridge Corp.	2,095	10
*	Ballantyne Strong Inc.	2,465	8
*	StarTek Inc.	1,506	8
	Innovative Solutions & Support Inc.	784	6
*	Wireless Telecom Group Inc.	2,760	6
*	Remitly Global Inc.	97	4
*	Digital Ally Inc.	144	—
*	Sypris Solutions Inc.	92	—
*,2	Patriot National Inc.	7,513	—
			4,654,024
Other (0.1%)[4]
[5]	Vanguard Total Bond Market ETF	375,384	32,077
Real Estate (2.1%)
	American Tower Corp.	358,298	95,096
	Prologis Inc.	584,123	73,267
	Crown Castle International Corp.	341,223	59,141
	Equinix Inc.	70,570	55,759
	Public Storage	117,318	34,855
	Simon Property Group Inc.	259,212	33,690
	Digital Realty Trust Inc.	222,791	32,182
	SBA Communications Corp.	86,375	28,553
	Welltower Inc.	329,791	27,175
*	CoStar Group Inc.	310,720	26,741
	AvalonBay Communities Inc.	110,573	24,507
*	CBRE Group Inc. Class A	250,922	24,430
	Equity Residential	280,732	22,717
	Alexandria Real Estate Equities Inc.	115,562	22,080
	Weyerhaeuser Co.	590,664	21,010
	Realty Income Corp.	294,312	19,089
	Extra Space Storage Inc.	105,123	17,660
	Invitation Homes Inc.	447,566	17,155
	Ventas Inc.	309,709	17,099
	Mid-America Apartment Communities Inc.	90,159	16,837
	Sun Communities Inc.	88,649	16,409
	Essex Property Trust Inc.	51,256	16,389

		Shares	Market Value ($000)
	Healthpeak Properties Inc.	427,075	14,298
	Duke Realty Corp.	295,069	14,125
	VICI Properties Inc.	484,442	13,763
	UDR Inc.	233,103	12,350
	Boston Properties Inc.	110,896	12,016
	Camden Property Trust	77,243	11,391
	Equity LifeStyle Properties Inc.	130,337	10,179
	WP Carey Inc.	138,300	10,101
*	Jones Lang LaSalle Inc.	40,389	10,020
	Iron Mountain Inc.	227,336	9,878
	Kimco Realty Corp.	460,874	9,563
*	Host Hotels & Resorts Inc.	561,710	9,173
	Medical Properties Trust Inc.	456,471	9,161
	Regency Centers Corp.	135,464	9,121
*	Zillow Group Inc. Class C	101,517	8,948
	VEREIT Inc.	180,014	8,142
	Gaming & Leisure Properties Inc.	174,687	8,091
	American Homes 4 Rent Class A	210,582	8,027
*	Opendoor Technologies Inc.	381,700	7,836
	CubeSmart	159,397	7,723
	Lamar Advertising Co. Class A	67,897	7,703
	CyrusOne Inc.	95,434	7,388
	Federal Realty Investment Trust	60,946	7,191
	Life Storage Inc.	58,722	6,738
	Rexford Industrial Realty Inc.	110,799	6,288
	Vornado Realty Trust	145,898	6,129
	National Retail Properties Inc.	140,798	6,081
	STORE Capital Corp.	188,500	6,038
	Kilroy Realty Corp.	90,833	6,014
	Americold Realty Trust	201,623	5,857
	Apartment Income REIT Corp.	118,943	5,806
	Omega Healthcare Investors Inc.	185,513	5,558
*	Zillow Group Inc. Class A	60,785	5,384
	American Campus Communities Inc.	110,678	5,362
	Brixmor Property Group Inc.	240,800	5,324
	EastGroup Properties Inc.	31,467	5,243
	First Industrial Realty Trust Inc.	100,106	5,214
	Healthcare Trust of America Inc. Class A	171,788	5,095
	STAG Industrial Inc.	125,562	4,928
	CoreSite Realty Corp.	34,140	4,730
	Cousins Properties Inc.	117,472	4,381
	Innovative Industrial Properties Inc.	18,745	4,333
	Douglas Emmett Inc.	133,507	4,220
	Spirit Realty Capital Inc.	89,721	4,131
*	Redfin Corp.	79,998	4,008
	Rayonier Inc.	109,101	3,893
	SL Green Realty Corp.	54,743	3,878
	Highwoods Properties Inc.	83,910	3,680
*	Ryman Hospitality Properties Inc.	43,225	3,618
	Agree Realty Corp.	54,510	3,610
	Terreno Realty Corp.	56,577	3,577
*	Park Hotels & Resorts Inc.	181,185	3,468
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,447	3,340
	Healthcare Realty Trust Inc.	110,361	3,287
	Hudson Pacific Properties Inc.	123,118	3,234
	National Storage Affiliates Trust	60,803	3,210
	Broadstone Net Lease Inc.	123,557	3,065
	JBG SMITH Properties	100,265	2,969

		Shares	Market Value ($000)
	Physicians Realty Trust	166,300	2,930
	Lexington Realty Trust	228,752	2,917
	EPR Properties	58,033	2,866
	Outfront Media Inc.	113,461	2,859
*	Howard Hughes Corp.	32,476	2,852
	Apple Hospitality REIT Inc.	168,683	2,653
	Macerich Co.	157,127	2,626
	Essential Properties Realty Trust Inc.	93,280	2,604
	PS Business Parks Inc.	16,320	2,558
	PotlatchDeltic Corp.	48,682	2,511
	Corporate Office Properties Trust	92,448	2,494
	Sabra Health Care REIT Inc.	166,337	2,448
*	Equity Commonwealth	93,391	2,426
*	DigitalBridge Group Inc.	400,413	2,414
	Uniti Group Inc.	192,835	2,385
	Pebblebrook Hotel Trust	102,600	2,299
	Retail Properties of America Inc. Class A	176,531	2,274
*	Sunstone Hotel Investors Inc.	177,804	2,123
	SITE Centers Corp.	135,915	2,099
	Kennedy-Wilson Holdings Inc.	100,111	2,094
	eXp World Holdings Inc.	52,290	2,080
*	Cushman & Wakefield plc	105,999	1,973
	RLJ Lodging Trust	131,556	1,955
	Brandywine Realty Trust	133,714	1,794
	National Health Investors Inc.	33,528	1,794
	Piedmont Office Realty Trust Inc. Class A	100,960	1,760
*	Xenia Hotels & Resorts Inc.	96,530	1,712
	Four Corners Property Trust Inc.	63,265	1,699
	Newmark Group Inc. Class A	117,490	1,681
	Columbia Property Trust Inc.	86,686	1,649
	CareTrust REIT Inc.	79,600	1,617
	Urban Edge Properties	87,419	1,601
	Washington REIT	63,767	1,578
	Independence Realty Trust Inc.	77,465	1,576
*	Realogy Holdings Corp.	87,100	1,528
	Retail Opportunity Investments Corp.	85,930	1,497
*	DiamondRock Hospitality Co.	156,295	1,477
	Industrial Logistics Properties Trust	57,267	1,455
	Service Properties Trust	126,331	1,416
	Monmouth Real Estate Investment Corp.	75,726	1,412
	Empire State Realty Trust Inc. Class A	138,200	1,386
	Acadia Realty Trust	66,507	1,357
	Easterly Government Properties Inc. Class A	63,662	1,315
	American Assets Trust Inc.	34,997	1,310
	Kite Realty Group Trust	64,345	1,310
	Paramount Group Inc.	143,145	1,287
	Alexander & Baldwin Inc.	53,230	1,248
	Tanger Factory Outlet Centers Inc.	72,392	1,180
	Global Net Lease Inc.	70,884	1,136
	Safehold Inc.	15,495	1,114
	St. Joe Co.	25,476	1,073
	Office Properties Income Trust	40,326	1,021
	Centerspace	10,641	1,006
*	Mack-Cali Realty Corp.	57,742	989
	LTC Properties Inc.	31,068	985
	NexPoint Residential Trust Inc.	15,303	947
	Getty Realty Corp.	32,126	942
	RPT Realty	70,559	900

		Shares	Market Value ($000)
	Apartment Investment & Management Co. Class A	122,354	838
	American Finance Trust Inc. Class A	99,800	802
*	Marcus & Millichap Inc.	18,757	762
*	Summit Hotel Properties Inc.	77,848	750
	Community Healthcare Trust Inc.	16,547	748
	GEO Group Inc.	99,055	740
*	CorePoint Lodging Inc.	46,100	715
	Armada Hoffler Properties Inc.	52,430	701
	UMH Properties Inc.	30,027	688
	Global Medical REIT Inc.	46,224	679
	NETSTREIT Corp.	27,548	652
	Diversified Healthcare Trust	181,625	616
	Gladstone Commercial Corp.	28,553	600
	Saul Centers Inc.	13,262	584
*	Radius Global Infrastructure Inc.	35,500	580
	Ares Commercial Real Estate Corp.	35,500	535
	Universal Health Realty Income Trust	9,107	503
	CatchMark Timber Trust Inc. Class A	41,677	495
	RE/MAX Holdings Inc. Class A	15,637	487
*	Chatham Lodging Trust	38,700	474
	Preferred Apartment Communities Inc.	38,542	471
	Franklin Street Properties Corp.	98,415	457
	Urstadt Biddle Properties Inc. Class A	23,329	442
	Retail Value Inc.	16,100	424
	City Office REIT Inc.	23,669	423
	Plymouth Industrial REIT Inc.	18,051	411
	Alexander's Inc.	1,565	408
*	Tejon Ranch Co.	22,743	404
	Phillips Edison & Co. Inc.	13,121	403
*	Rafael Holdings Inc. Class B	12,968	398
	One Liberty Properties Inc.	13,037	397
*	Ashford Hospitality Trust Inc.	26,756	394
*	Hersha Hospitality Trust Class A	40,700	380
*	Seritage Growth Properties Class A	25,654	380
	Gladstone Land Corp.	15,740	358
	RMR Group Inc. Class A	10,425	349
	Whitestone REIT	35,347	346
*	FRP Holdings Inc.	5,128	287
	Cedar Realty Trust Inc.	13,200	286
	CTO Realty Growth Inc.	5,259	283
*	Forestar Group Inc.	14,329	267
	Bluerock Residential Growth REIT Inc. Class A	20,718	264
	Farmland Partners Inc.	21,975	263
*	Bridge Investment Group Holdings Inc. Class A	14,583	258
*	Vidler Water Resouces Inc.	22,524	256
*	Braemar Hotels & Resorts Inc.	41,700	202
	Postal Realty Trust Inc. Class A	9,203	172
*	Power REIT	3,393	170
	Indus Realty Trust Inc.	2,416	169
*	Fathom Holdings Inc.	5,900	158
	Alpine Income Property Trust Inc.	7,700	141
*,1	Pennsylvania REIT	71,400	139
*	Stratus Properties Inc.	3,856	124
	New York City REIT Inc. Class A	14,800	119
	Clipper Realty Inc.	14,042	114
	BRT Apartments Corp.	4,134	80
	Global Self Storage Inc.	10,820	56
	CorEnergy Infrastructure Trust Inc.	11,831	52

		Shares	Market Value ($000)
	Urstadt Biddle Properties Inc.	2,208	38
*	Sotherly Hotels Inc.	10,121	26
*	Altisource Portfolio Solutions SA	2,562	25
*	Harbor Custom Development Inc.	6,890	16
*	Maui Land & Pineapple Co. Inc.	1,478	15
*	Compass Inc. Class A	1,003	13
*,2	Spirit MTA REIT	44,200	12
*	Condor Hospitality Trust Inc.	51	—
			1,217,711
Technology (16.7%)
	Apple Inc.	12,348,740	1,747,347
	Microsoft Corp.	5,910,083	1,666,171
*	Facebook Inc. Class A	1,876,028	636,705
*	Alphabet Inc. Class A	234,454	626,817
*	Alphabet Inc. Class C	216,404	576,784
	NVIDIA Corp.	1,867,392	386,849
*	Adobe Inc.	376,181	216,575
*	salesforce.com Inc.	694,815	188,448
	Intel Corp.	3,185,306	169,713
	Broadcom Inc.	305,970	148,374
	Texas Instruments Inc.	725,915	139,528
	Oracle Corp.	1,320,416	115,048
	QUALCOMM Inc.	888,186	114,558
	Intuit Inc.	204,759	110,470
*	Advanced Micro Devices Inc.	955,948	98,367
	International Business Machines Corp.	704,711	97,905
*	ServiceNow Inc.	155,586	96,816
	Applied Materials Inc.	714,044	91,919
	Analog Devices Inc.	423,559	70,938
*	Snap Inc. Class A	937,977	69,288
	Lam Research Corp.	112,347	63,942
*	Snowflake Inc. Class A	209,279	63,292
	Micron Technology Inc.	883,571	62,716
*	Autodesk Inc.	173,623	49,512
*	Zoom Video Communications Inc. Class A	160,027	41,847
*	Twilio Inc. Class A	130,390	41,601
	KLA Corp.	120,817	40,414
*	Crowdstrike Holdings Inc. Class A	156,753	38,527
	Marvell Technology Inc.	632,321	38,135
*	DocuSign Inc.	145,547	37,468
*	Workday Inc. Class A	148,745	37,170
	Roper Technologies Inc.	83,048	37,050
*	Twitter Inc.	598,579	36,148
*	Synopsys Inc.	120,097	35,958
	TE Connectivity Ltd.	260,407	35,733
*	Palo Alto Networks Inc.	72,832	34,887
	Amphenol Corp. Class A	469,586	34,388
*	Cadence Design Systems Inc.	219,210	33,197
	Microchip Technology Inc.	214,699	32,954
*	DoorDash Inc. Class A	156,585	32,253
*	Match Group Inc.	204,945	32,174
*	Fortinet Inc.	109,326	31,928
	Cognizant Technology Solutions Corp. Class A	416,265	30,891
*	Palantir Technologies Inc. Class A	1,255,514	30,183
	Xilinx Inc.	194,240	29,328
*	Okta Inc.	112,743	26,758
	HP Inc.	971,581	26,582
*	Datadog Inc. Class A	178,236	25,194

		Shares	Market Value ($000)
*	EPAM Systems Inc.	42,410	24,194
*	HubSpot Inc.	35,078	23,716
*	ANSYS Inc.	68,475	23,312
*	MongoDB Inc.	48,049	22,656
*	Pinterest Inc. Class A	433,764	22,100
	Corning Inc.	603,489	22,021
*	Dell Technologies Inc. Class C	207,747	21,614
	Skyworks Solutions Inc.	130,547	21,512
*	Cloudflare Inc. Class A	184,955	20,835
*	Paycom Software Inc.	40,165	19,912
	CDW Corp.	109,263	19,888
*	Gartner Inc.	63,756	19,374
*	Splunk Inc.	129,471	18,736
	Monolithic Power Systems Inc.	34,369	16,658
	NetApp Inc.	176,664	15,857
*	VeriSign Inc.	75,323	15,442
*	Unity Software Inc.	121,812	15,379
*	Zscaler Inc.	58,536	15,349
*	ON Semiconductor Corp.	334,859	15,326
*	Qorvo Inc.	89,191	14,912
*	Tyler Technologies Inc.	32,155	14,748
	Hewlett Packard Enterprise Co.	1,023,130	14,580
	Teradyne Inc.	129,982	14,190
*	RingCentral Inc. Class A	63,384	13,786
*	Akamai Technologies Inc.	128,577	13,448
	Entegris Inc.	106,632	13,425
	Seagate Technology Holdings plc	161,645	13,339
*	Western Digital Corp.	231,089	13,043
*	Coupa Software Inc.	57,727	12,653
*	Nuance Communications Inc.	224,706	12,368
*	Ceridian HCM Holding Inc.	106,722	12,019
	SS&C Technologies Holdings Inc.	170,450	11,829
*	Avalara Inc.	63,751	11,142
	NortonLifeLock Inc.	437,410	11,066
*	Dynatrace Inc.	155,132	11,010
*	Zendesk Inc.	94,387	10,986
	Leidos Holdings Inc.	111,468	10,715
	Citrix Systems Inc.	98,300	10,554
*	PTC Inc.	83,578	10,012
*	UiPath Inc. Class A	184,557	9,710
	Bentley Systems Inc. Class B	156,035	9,462
*	F5 Networks Inc.	47,481	9,438
*	GoDaddy Inc. Class A	133,555	9,309
*,1	VMware Inc. Class A	62,064	9,229
*	ZoomInfo Technologies Inc. Class A	143,830	8,801
*	Five9 Inc.	53,673	8,574
*	Black Knight Inc.	117,788	8,481
*	IAC/InterActiveCorp	63,336	8,252
*	Guidewire Software Inc.	66,451	7,899
*	Manhattan Associates Inc.	50,106	7,668
*	Elastic NV	50,022	7,453
*	Wolfspeed Inc.	90,324	7,292
*	Dropbox Inc. Class A	241,239	7,049
*	Lattice Semiconductor Corp.	106,648	6,895
*	DXC Technology Co.	203,274	6,832
*	Aspen Technology Inc.	53,608	6,583
*	Arrow Electronics Inc.	58,379	6,555
*	Anaplan Inc.	106,311	6,473

		Shares	Market Value ($000)
*	Smartsheet Inc. Class A	93,716	6,450
	Brooks Automation Inc.	59,486	6,088
	Jabil Inc.	104,221	6,083
*	Asana Inc. Class A	58,569	6,082
*	Concentrix Corp.	33,142	5,866
*	Nutanix Inc. Class A	154,749	5,834
	Universal Display Corp.	33,767	5,773
	Vertiv Holdings Co. Class A	221,400	5,333
*	Pure Storage Inc. Class A	211,078	5,311
*	Synaptics Inc.	27,837	5,003
*	II-VI Inc.	83,603	4,963
*	CACI International Inc. Class A	18,726	4,908
*	Blackline Inc.	40,808	4,818
*	Varonis Systems Inc. Class B	79,140	4,816
*	Teradata Corp.	83,716	4,801
*	Digital Turbine Inc.	68,713	4,724
*	SPS Commerce Inc.	29,067	4,689
*	Rapid7 Inc.	41,301	4,668
*	J2 Global Inc.	33,309	4,551
	Dolby Laboratories Inc. Class A	51,446	4,527
*	Silicon Laboratories Inc.	32,010	4,486
	Power Integrations Inc.	45,156	4,470
	KBR Inc.	112,946	4,450
*	IPG Photonics Corp.	27,841	4,410
*	Everbridge Inc.	28,790	4,348
*	Ambarella Inc.	27,883	4,342
	Pegasystems Inc.	32,505	4,131
*	Novanta Inc.	26,630	4,114
*	Workiva Inc. Class A	29,035	4,093
	CDK Global Inc.	95,861	4,079
*	Semtech Corp.	52,192	4,069
*	NCR Corp.	104,273	4,042
*	Upwork Inc.	89,743	4,041
	Science Applications International Corp.	46,984	4,020
*	Change Healthcare Inc.	189,343	3,965
*	Cirrus Logic Inc.	46,060	3,793
	National Instruments Corp.	96,305	3,778
*	Medallia Inc.	104,235	3,530
*	Alteryx Inc. Class A	47,494	3,472
*	Q2 Holdings Inc.	42,552	3,410
	SYNNEX Corp.	32,463	3,379
*	Sprout Social Inc. Class A	27,314	3,331
*	Envestnet Inc.	41,283	3,313
*	Bumble Inc. Class A	66,183	3,308
*	Vimeo Inc.	110,126	3,234
*	New Relic Inc.	44,666	3,206
*	nCino Inc.	45,140	3,206
*	Tenable Holdings Inc.	69,171	3,192
*	FireEye Inc.	176,573	3,143
*	Diodes Inc.	34,039	3,084
*	Fastly Inc. Class A	75,956	3,072
*	Sailpoint Technologies Holdings Inc.	70,681	3,031
*	Fabrinet	29,174	2,991
*	Cornerstone OnDemand Inc.	52,062	2,981
*	Perficient Inc.	25,596	2,961
*	LivePerson Inc.	49,636	2,926
	Avnet Inc.	78,105	2,888
*	Qualys Inc.	25,938	2,887

		Shares	Market Value ($000)
*	Appian Corp.	31,088	2,876
	CMC Materials Inc.	23,137	2,851
*	Cerence Inc.	29,489	2,834
*	Alarm.com Holdings Inc.	36,158	2,827
*	Box Inc. Class A	115,713	2,739
*	Rogers Corp.	14,596	2,722
*	Magnite Inc.	96,985	2,716
	Advanced Energy Industries Inc.	30,831	2,705
*	Onto Innovation Inc.	36,971	2,671
*	Blackbaud Inc.	37,739	2,655
*	MicroStrategy Inc. Class A	4,591	2,655
*	CommVault Systems Inc.	34,685	2,612
*,1	C3.ai Inc. Class A	56,109	2,600
*	MaxLinear Inc. Class A	52,598	2,590
*	Insight Enterprises Inc.	28,351	2,554
*	Cloudera Inc.	159,480	2,547
*	3D Systems Corp.	91,666	2,527
*	Duck Creek Technologies Inc.	55,901	2,473
*	LiveRamp Holdings Inc.	52,341	2,472
*	MACOM Technology Solutions Holdings Inc.	37,577	2,438
*	Altair Engineering Inc. Class A	34,353	2,368
	Xerox Holdings Corp.	115,112	2,322
*	FormFactor Inc.	62,092	2,318
*	Dun & Bradstreet Holdings Inc.	137,332	2,309
*	Schrodinger Inc.	41,432	2,265
	Vishay Intertechnology Inc.	106,745	2,144
*	Plexus Corp.	23,897	2,137
*	Cargurus Inc. Class A	67,976	2,135
*	Yelp Inc. Class A	57,290	2,133
*	BigCommerce Holdings Inc.	42,020	2,128
*	Verint Systems Inc.	47,440	2,125
*	PagerDuty Inc.	50,717	2,101
	Shutterstock Inc.	18,476	2,094
*	Rambus Inc.	94,189	2,091
	Switch Inc. Class A	80,373	2,041
*	Sanmina Corp.	50,034	1,928
*	Vroom Inc.	86,495	1,909
*	Momentive Global Inc.	96,774	1,897
*	SiTime Corp.	9,100	1,858
*	AppLovin Corp. Class A	25,557	1,850
*	Domo Inc. Class B	21,491	1,815
	Progress Software Corp.	35,509	1,747
*	Jamf Holding Corp.	42,355	1,631
	Xperi Holding Corp.	83,942	1,581
*	NetScout Systems Inc.	57,830	1,558
*	TechTarget Inc.	18,851	1,554
*	Bandwidth Inc. Class A	16,936	1,529
*	Appfolio Inc. Class A	12,485	1,503
*	Covetrus Inc.	81,869	1,485
*	SentinelOne Inc. Class A	27,571	1,477
*	Allegro MicroSystems Inc.	45,972	1,469
*	Allscripts Healthcare Solutions Inc.	108,364	1,449
*	Qualtrics International Inc. Class A	33,761	1,443
*	Zuora Inc. Class A	86,545	1,435
	Amkor Technology Inc.	57,239	1,428
*	Ultra Clean Holdings Inc.	33,444	1,425
*,1	MicroVision Inc.	125,498	1,387
	McAfee Corp. Class A	62,422	1,380

		Shares	Market Value ($000)
*	Super Micro Computer Inc.	36,500	1,335
*	Bottomline Technologies DE Inc.	33,297	1,308
*	Confluent Inc. Class A	21,489	1,282
	Methode Electronics Inc.	30,210	1,270
*	JFrog Ltd.	37,700	1,263
*	PAR Technology Corp.	20,186	1,242
*	Axcelis Technologies Inc.	26,006	1,223
*	Unisys Corp.	48,242	1,213
*	ACM Research Inc. Class A	10,980	1,208
*	Avaya Holdings Corp.	60,729	1,202
	CSG Systems International Inc.	24,796	1,195
*	Cohu Inc.	36,517	1,166
*	E2open Parent Holdings Inc.	102,389	1,157
*	Eventbrite Inc. Class A	60,790	1,150
*	PROS Holdings Inc.	32,175	1,142
*	Sumo Logic Inc.	68,945	1,111
*	Telos Corp.	38,079	1,082
*	Porch Group Inc.	60,900	1,077
*	Ping Identity Holding Corp.	42,242	1,038
*	ePlus Inc.	10,000	1,026
*	DigitalOcean Holdings Inc.	12,822	995
*	Ichor Holdings Ltd.	23,453	964
*,1	Skillz Inc. Class A	97,905	961
*	Freshworks Inc. Class A	22,213	948
*	Yext Inc.	77,669	934
*	nLight Inc.	32,121	905
*	Model N Inc.	26,774	897
*	Toast Inc. Class A	17,089	854
	CTS Corp.	27,307	844
*	CEVA Inc.	19,501	832
*	TTM Technologies Inc.	66,115	831
*	Agilysys Inc.	15,831	829
*	Veeco Instruments Inc.	37,309	829
*	Grid Dynamics Holdings Inc.	27,678	809
	QAD Inc. Class A	8,879	776
*	Impinj Inc.	13,362	763
*	Avid Technology Inc.	25,562	739
*	Parsons Corp.	21,903	739
*	Aeva Technologies Inc.	90,600	719
*	Upland Software Inc.	21,208	709
*	Thoughtworks Holding Inc.	23,983	689
*	SMART Global Holdings Inc.	15,386	685
*,1	Ouster Inc.	92,648	678
	Benchmark Electronics Inc.	25,359	677
*	Squarespace Inc. Class A	17,500	676
*	Olo Inc. Class A	22,010	661
*	ScanSource Inc.	18,847	656
	American Software Inc. Class A	26,372	626
*	Tucows Inc. Class A	7,729	610
*	Diebold Nixdorf Inc.	59,335	600
*	Photronics Inc.	43,753	596
*	PDF Solutions Inc.	25,459	587
*	Mitek Systems Inc.	31,555	584
	Ebix Inc.	21,336	575
*	ON24 Inc.	28,411	566
*	OneSpan Inc.	29,119	547
*,1	Matterport Inc.	28,564	540
	SolarWinds Corp.	32,181	538

		Shares	Market Value ($000)
*	A10 Networks Inc.	39,654	535
*	Kimball Electronics Inc.	20,481	528
*	WM Technology Inc.	35,088	509
*	Rackspace Technology Inc.	34,998	498
	Simulations Plus Inc.	12,535	495
*	Veritone Inc.	20,477	489
*	Paycor HCM Inc.	13,591	478
*	ChannelAdvisor Corp.	18,866	476
*	Clear Secure Inc. Class A	11,469	471
*	Datto Holding Corp.	19,651	470
*	Groupon Inc.	19,200	438
*	Alpha & Omega Semiconductor Ltd.	13,758	432
*	PubMatic Inc. Class A	16,374	431
*	DSP Group Inc.	19,510	427
*	Vertex Inc. Class A	22,097	425
*	Identiv Inc.	21,679	408
*	N-Able Inc.	32,181	399
*	Digimarc Corp.	11,500	396
	PC Connection Inc.	8,866	390
*	Brightcove Inc.	33,486	386
*	Atomera Inc.	16,254	375
*	indie Semiconductor Inc. Class A	29,939	369
*	Zix Corp.	50,588	358
*	MediaAlpha Inc. Class A	18,440	344
*	ForgeRock Inc. Class A	8,681	338
*,1	Kopin Corp.	64,543	331
*	KnowBe4 Inc. Class A	14,826	326
	Hackett Group Inc.	15,802	310
*	NeoPhotonics Corp.	35,595	310
*	GTY Technology Holdings Inc.	41,016	308
*	Cleanspark Inc.	26,200	304
*,1	KULR Technology Group Inc.	143,200	298
*	SEMrush Holdings Inc. Class A	12,197	281
*	CCC Intelligent Solutions Holdings Inc.	26,700	281
*	Innodata Inc.	28,773	274
*	AXT Inc.	32,600	272
*,1	Xometry Inc. Class A	4,695	271
*	Rimini Street Inc.	27,624	267
*	TrueCar Inc.	59,207	246
	NVE Corp.	3,806	243
*	Intapp Inc.	9,357	241
*	CyberOptics Corp.	6,679	238
*,1	Exela Technologies Inc.	121,993	237
*	EverQuote Inc. Class A	12,652	236
*	Sprinklr Inc. Class A	13,221	231
*	Limelight Networks Inc.	96,551	230
*	comScore Inc.	58,400	228
*	MeridianLink Inc.	9,754	218
*	EMCORE Corp.	28,435	213
*	Benefitfocus Inc.	18,600	206
*,1	Quantum Computing Inc.	33,100	206
*	VirnetX Holding Corp.	52,143	204
*	SkyWater Technology Inc.	7,497	204
*	Verb Technology Co. Inc.	104,000	200
*	Smith Micro Software Inc.	40,208	195
*	Couchbase Inc.	5,911	184
*	Intelligent Systems Corp.	4,500	183
*	Quantum Corp.	33,700	175

		Shares	Market Value ($000)
*	eGain Corp.	16,436	168
*	Zedge Inc. Class B	12,613	168
*	SecureWorks Corp. Class A	8,244	164
*	Nuvve Holding Corp.	15,200	164
*	eMagin Corp.	70,432	159
*	Pixelworks Inc.	32,934	157
*	Daktronics Inc.	27,019	147
*	Amtech Systems Inc.	11,877	136
*	Synchronoss Technologies Inc.	55,665	134
*	Inpixon	161,300	134
*	Asure Software Inc.	13,700	123
*	Aehr Test Systems	8,824	120
*	inTEST Corp.	10,157	117
*	AvePoint Inc.	13,161	112
*	Zeta Global Holdings Corp. Class A	18,457	108
*	Super League Gaming Inc.	34,300	107
*	Viant Technology Inc. Class A	8,169	100
*	Red Violet Inc.	3,326	86
*	Immersion Corp.	12,233	84
*	TransAct Technologies Inc.	5,458	76
*	Intevac Inc.	15,339	73
*	Computer Task Group Inc.	7,990	64
*	Boxlight Corp. Class A	28,067	63
*	Park City Group Inc.	9,689	53
*	Waitr Holdings Inc.	58,338	52
*,1	Remark Holdings Inc.	48,342	51
*	GSI Technology Inc.	9,342	49
*	Intrusion Inc.	11,509	47
*	Inuvo Inc.	65,578	46
*	IEC Electronics Corp.	2,860	44
*	AstroNova Inc.	2,465	37
*	Intellicheck Inc.	4,082	33
*	Everspin Technologies Inc.	4,413	29
*	QuickLogic Corp.	5,364	29
*	CSP Inc.	3,181	28
	Richardson Electronics Ltd.	2,700	26
*	EngageSmart Inc.	772	26
*	Data I/O Corp.	3,396	22
*	Issuer Direct Corp.	848	22
*	Qumu Corp.	8,832	22
*	RealNetworks Inc.	13,821	22
*	Kubient Inc.	6,900	22
*	Greenidge Generation Holdings Inc.	811	21
*	Streamline Health Solutions Inc.	11,428	20
*	Evolving Systems Inc.	8,822	19
*	SeaChange International Inc.	16,682	18
*	Key Tronic Corp.	2,174	14
*	CVD Equipment Corp.	2,737	13
*	DoubleVerify Holdings Inc.	386	13
*	BSQUARE Corp.	4,685	11
*	AutoWeb Inc.	3,439	10
*	1stdibs.com Inc.	694	9
*	GSE Systems Inc.	5,300	8
*	WidePoint Corp.	1,600	8
*	EverCommerce Inc.	292	5
*	Amplitude Inc. Class A	96	5
*	Mastech Digital Inc.	260	4
*,2	Media General Inc. CVR	82,296	3

		Shares	Market Value ($000)
*	Procore Technologies Inc.	39	3
*	Alkami Technology Inc.	98	2
			9,643,772
Telecommunications (1.7%)
	Comcast Corp. Class A	3,603,001	201,516
	Verizon Communications Inc.	3,085,610	166,654
	Cisco Systems Inc.	2,974,338	161,893
	AT&T Inc.	5,612,137	151,584
*	Charter Communications Inc. Class A	94,288	68,600
*	T-Mobile US Inc.	442,313	56,510
	Motorola Solutions Inc.	134,375	31,218
*	Roku Inc.	91,353	28,625
*	Liberty Broadband Corp. Class C	110,878	19,149
*	Arista Networks Inc.	45,047	15,480
	Lumen Technologies Inc.	869,989	10,779
*	DISH Network Corp. Class A	193,925	8,428
	Cable One Inc.	4,294	7,786
	Juniper Networks Inc.	259,016	7,128
*	Ciena Corp.	123,787	6,356
*	Frontier Communications Parent Inc.	174,336	4,859
*	Lumentum Holdings Inc.	58,095	4,853
*	Liberty Broadband Corp. Class A	26,922	4,532
*	Iridium Communications Inc.	95,751	3,816
*	Altice USA Inc. Class A	172,745	3,579
*	Viasat Inc.	54,846	3,020
*	Vonage Holdings Corp.	184,834	2,980
*	Viavi Solutions Inc.	186,473	2,935
	Cogent Communications Holdings Inc.	33,438	2,369
*,1	fuboTV Inc.	95,600	2,291
*	Calix Inc.	44,325	2,191
*	CommScope Holding Co. Inc.	158,046	2,148
*	8x8 Inc.	81,172	1,899
	InterDigital Inc.	24,570	1,666
	Telephone & Data Systems Inc.	78,859	1,538
	Ubiquiti Inc.	5,131	1,532
*	Vocera Communications Inc.	27,022	1,237
*	Infinera Corp.	145,087	1,207
*	Globalstar Inc.	719,107	1,201
	Shenandoah Telecommunications Co.	36,710	1,159
*	Extreme Networks Inc.	100,915	994
*	EchoStar Corp. Class A	36,270	925
	ADTRAN Inc.	43,334	813
*	Plantronics Inc.	30,788	792
*	Harmonic Inc.	90,373	791
*	NETGEAR Inc.	24,562	784
*	IDT Corp. Class B	18,097	759
*	Gogo Inc.	41,820	723
*	WideOpenWest Inc.	36,037	708
*	Anterix Inc.	11,305	686
	Comtech Telecommunications Corp.	22,650	580
*	Consolidated Communications Holdings Inc.	61,662	567
*	Digi International Inc.	25,720	541
	Loral Space & Communications Inc.	10,908	469
	ATN International Inc.	9,908	464
*	Inseego Corp.	68,330	455
*,1	AST SpaceMobile Inc.	36,000	390
*	Ooma Inc.	19,530	363
*	United States Cellular Corp.	10,230	326

		Shares	Market Value ($000)
*	Akoustis Technologies Inc.	32,901	319
*	Clearfield Inc.	7,179	317
*	Cambium Networks Corp.	8,400	304
*	CalAmp Corp.	29,591	294
*	Ribbon Communications Inc.	46,727	279
*	Hemisphere Media Group Inc. Class A	22,025	268
*	Aviat Networks Inc.	7,768	255
*	Powerfleet Inc.	36,995	248
*	Casa Systems Inc.	34,412	233
	Spok Holdings Inc.	19,815	203
	Bel Fuse Inc. Class B	14,300	178
*	Applied Optoelectronics Inc.	22,599	162
*	DZS Inc.	9,587	118
*	Airgain Inc.	8,585	108
*	KVH Industries Inc.	9,132	88
*	Genasys Inc.	13,190	68
*	Resonant Inc.	25,351	61
*	Crexendo Inc.	5,700	34
*	Kaltura Inc.	2,554	26
*,1	Communications Systems Inc.	1,854	16
*	ClearOne Inc.	4,114	10
	Network-1 Technologies Inc.	2,710	8
	Bel Fuse Inc. Class A	181	3
*	Optical Cable Corp.	476	2
*	Lantronix Inc.	111	1
			1,008,451
Utilities (1.6%)
	NextEra Energy Inc.	1,547,827	121,535
	Duke Energy Corp.	606,150	59,154
	Southern Co.	836,866	51,861
	Waste Management Inc.	332,891	49,721
	Dominion Energy Inc.	637,021	46,515
	Exelon Corp.	768,254	37,137
	American Electric Power Co. Inc.	394,158	31,998
	Sempra Energy	236,033	29,858
	Xcel Energy Inc.	424,783	26,549
	Waste Connections Inc.	207,480	26,128
	Public Service Enterprise Group Inc.	399,902	24,354
	American Water Works Co. Inc.	143,554	24,266
	WEC Energy Group Inc.	251,871	22,215
	Eversource Energy	271,633	22,209
	Republic Services Inc.	164,512	19,751
	Consolidated Edison Inc.	271,644	19,719
	Edison International	301,357	16,716
	DTE Energy Co.	146,980	16,419
	PPL Corp.	580,675	16,189
	Ameren Corp.	198,898	16,111
	Entergy Corp.	158,296	15,720
	FirstEnergy Corp.	429,845	15,311
*	PG&E Corp.	1,491,902	14,322
	CMS Energy Corp.	228,593	13,654
	AES Corp.	506,171	11,556
	Evergy Inc.	180,016	11,197
	Alliant Energy Corp.	198,721	11,124
	CenterPoint Energy Inc.	446,303	10,979
	Atmos Energy Corp.	102,879	9,074
	Essential Utilities Inc.	192,529	8,872
	NRG Energy Inc.	193,468	7,899

		Shares	Market Value ($000)
	NiSource Inc.	308,817	7,483
	UGI Corp.	163,736	6,978
*	Sunrun Inc.	151,467	6,665
	Pinnacle West Capital Corp.	89,894	6,505
	Vistra Corp.	378,203	6,467
	OGE Energy Corp.	156,724	5,166
*	Stericycle Inc.	73,158	4,973
	IDACORP Inc.	40,156	4,151
*	Clean Harbors Inc.	38,583	4,008
	National Fuel Gas Co.	73,362	3,853
*	Evoqua Water Technologies Corp.	93,598	3,516
	Hawaiian Electric Industries Inc.	85,697	3,499
	Portland General Electric Co.	71,201	3,346
	Black Hills Corp.	49,932	3,134
	PNM Resources Inc.	62,164	3,076
*	Casella Waste Systems Inc. Class A	39,363	2,989
	Southwest Gas Holdings Inc.	42,821	2,864
	Avangrid Inc.	57,037	2,772
	ONE Gas Inc.	41,664	2,640
	New Jersey Resources Corp.	73,659	2,564
	ALLETE Inc.	42,496	2,529
	American States Water Co.	29,394	2,514
	Ormat Technologies Inc.	36,620	2,439
	California Water Service Group	39,958	2,355
	Spire Inc.	37,955	2,322
	NorthWestern Corp.	40,235	2,305
	Avista Corp.	57,440	2,247
*	Sunnova Energy International Inc.	66,464	2,189
	MGE Energy Inc.	28,969	2,129
	Covanta Holding Corp.	98,034	1,972
	South Jersey Industries Inc.	85,876	1,826
	Chesapeake Utilities Corp.	14,578	1,750
	Clearway Energy Inc. Class C	54,482	1,649
	SJW Group	24,606	1,626
	Middlesex Water Co.	14,057	1,445
	Northwest Natural Holding Co.	23,918	1,100
*	Harsco Corp.	61,710	1,046
	Clearway Energy Inc. Class A	35,643	1,005
*	US Ecology Inc.	23,407	757
	Unitil Corp.	12,503	535
*	Heritage-Crystal Clean Inc.	14,261	413
	York Water Co.	9,268	405
	Artesian Resources Corp. Class A	6,216	237
*	Vertex Energy Inc.	31,499	165
*	Pure Cycle Corp.	12,111	161
	RGC Resources Inc.	5,719	130
*	Sharps Compliance Corp.	12,767	106
*	Aqua Metals Inc.	46,946	97
	Via Renewables Inc. Class A	9,045	92
	Genie Energy Ltd. Class B	13,020	85
*	Cadiz Inc.	10,758	76
	Global Water Resources Inc.	2,764	52
*	Charah Solutions Inc.	10,207	47
*	Advanced Emissions Solutions Inc.	2,073	13
*	Perma-Fix Environmental Services Inc.	605	4

				Shares	Market Value ($000)
*	BioHiTech Global Inc.			490	1
					932,586
Total Common Stocks (Cost $10,142,710)					34,875,139
Preferred Stocks (0.0%)
[1,2]	Meta Materials Inc. Pfd., 12/28/21			92,934	100
	FAT Brands Inc. Pfd., 8.250%, 11/5/21			346	8
	Air T Funding Pfd., 8.000%, 6/7/24			28	1
Total Preferred Stocks (Cost $5)					109
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (24.5%)
U.S. Government Securities (16.3%)
	United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,513
	United States Treasury Note/Bond	0.125%	7/31/22	11,740	11,744
	United States Treasury Note/Bond	0.125%	8/31/22	50,090	50,106
	United States Treasury Note/Bond	1.500%	9/15/22	58,092	58,873
	United States Treasury Note/Bond	0.125%	9/30/22	6,814	6,816
	United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,271
	United States Treasury Note/Bond	1.875%	9/30/22	27,450	27,935
	United States Treasury Note/Bond	1.375%	10/15/22	51,319	51,993
	United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,832
	United States Treasury Note/Bond	2.000%	10/31/22	61,378	62,634
	United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,319
	United States Treasury Note/Bond	0.125%	11/30/22	51,333	51,325
	United States Treasury Note/Bond	2.000%	11/30/22	45,188	46,176
	United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,465
	United States Treasury Note/Bond	0.125%	12/31/22	4,726	4,725
	United States Treasury Note/Bond	2.125%	12/31/22	90,180	92,406
	United States Treasury Note/Bond	0.125%	1/31/23	5,333	5,331
	United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,750
	United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,485
	United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,204
	United States Treasury Note/Bond	0.125%	2/28/23	1,273	1,272
	United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,389
[6]	United States Treasury Note/Bond	0.500%	3/15/23	245,065	246,214
	United States Treasury Note/Bond	0.125%	3/31/23	48,261	48,216
	United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,545
	United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,626
	United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,688
	United States Treasury Note/Bond	0.125%	4/30/23	12,635	12,619
	United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,090
	United States Treasury Note/Bond	0.125%	5/15/23	29,606	29,564
	United States Treasury Note/Bond	1.750%	5/15/23	36,518	37,431
	United States Treasury Note/Bond	0.125%	5/31/23	25,775	25,735
	United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,311
	United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,143
	United States Treasury Note/Bond	0.250%	6/15/23	87,590	87,617
	United States Treasury Note/Bond	0.125%	6/30/23	17,211	17,181
	United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,222
	United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,148
	United States Treasury Note/Bond	0.125%	7/15/23	27,487	27,431
	United States Treasury Note/Bond	0.125%	7/31/23	42,335	42,242
	United States Treasury Note/Bond	1.250%	7/31/23	51,209	52,145

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	7/31/23	40,739	42,598
United States Treasury Note/Bond	0.125%	8/15/23	72,385	72,215
United States Treasury Note/Bond	2.500%	8/15/23	26,338	27,441
United States Treasury Note/Bond	6.250%	8/15/23	32,780	36,427
United States Treasury Note/Bond	0.125%	8/31/23	18,290	18,241
United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,090
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,493
United States Treasury Note/Bond	0.125%	9/15/23	64,998	64,805
United States Treasury Note/Bond	0.250%	9/30/23	33,010	32,984
United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,032
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,311
United States Treasury Note/Bond	0.125%	10/15/23	72,900	72,649
United States Treasury Note/Bond	1.625%	10/31/23	21,251	21,829
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	0.250%	11/15/23	11,380	11,364
United States Treasury Note/Bond	2.750%	11/15/23	281	295
United States Treasury Note/Bond	2.125%	11/30/23	10,555	10,966
United States Treasury Note/Bond	2.875%	11/30/23	7	8
United States Treasury Note/Bond	0.125%	12/15/23	158,420	157,677
United States Treasury Note/Bond	2.250%	12/31/23	16	17
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,647
United States Treasury Note/Bond	0.125%	1/15/24	90,690	90,208
United States Treasury Note/Bond	2.250%	1/31/24	37,380	39,021
United States Treasury Note/Bond	2.500%	1/31/24	37,219	39,068
United States Treasury Note/Bond	0.125%	2/15/24	54,230	53,925
United States Treasury Note/Bond	2.750%	2/15/24	29,974	31,665
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,460
United States Treasury Note/Bond	2.375%	2/29/24	35,519	37,217
United States Treasury Note/Bond	0.250%	3/15/24	108,795	108,421
United States Treasury Note/Bond	2.125%	3/31/24	46,008	47,971
United States Treasury Note/Bond	0.375%	4/15/24	59,975	59,919
United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,172
United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,006
United States Treasury Note/Bond	0.250%	5/15/24	69,650	69,313
United States Treasury Note/Bond	2.500%	5/15/24	54,662	57,617
United States Treasury Note/Bond	2.000%	5/31/24	46,835	48,760
United States Treasury Note/Bond	0.250%	6/15/24	56,083	55,768
United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,409
United States Treasury Note/Bond	2.000%	6/30/24	30,635	31,923
United States Treasury Note/Bond	0.375%	7/15/24	42,593	42,473
United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,023
United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,390
United States Treasury Note/Bond	0.375%	8/15/24	53,215	53,032
United States Treasury Note/Bond	2.375%	8/15/24	49,886	52,567
United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,655
United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,045
United States Treasury Note/Bond	0.375%	9/15/24	69,640	69,335
United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,327
United States Treasury Note/Bond	2.125%	9/30/24	40,408	42,334
United States Treasury Note/Bond	2.250%	10/31/24	35,320	37,163
United States Treasury Note/Bond	2.250%	11/15/24	46,200	48,640
United States Treasury Note/Bond	7.500%	11/15/24	675	820
United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,140
United States Treasury Note/Bond	2.125%	11/30/24	22,305	23,396
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,738
United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,244
United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,611
United States Treasury Note/Bond	2.000%	2/15/25	36,848	38,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	2/28/25	32,270	32,804
	United States Treasury Note/Bond	2.750%	2/28/25	19,890	21,313
[6]	United States Treasury Note/Bond	0.500%	3/31/25	245,241	243,938
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	64,472
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	57,628
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	42,385
	United States Treasury Note/Bond	0.250%	5/31/25	68,490	67,345
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	27,328
	United States Treasury Note/Bond	0.250%	6/30/25	16,050	15,764
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	25,840
	United States Treasury Note/Bond	0.250%	7/31/25	67,172	65,892
	United States Treasury Note/Bond	2.875%	7/31/25	34,960	37,768
	United States Treasury Note/Bond	2.000%	8/15/25	52,746	55,244
	United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,395
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	33,125
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	38,656
	United States Treasury Note/Bond	0.250%	10/31/25	25,440	24,860
	United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,740
	United States Treasury Note/Bond	0.375%	11/30/25	88,850	87,156
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	26,065
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	77,094
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	61,848
	United States Treasury Note/Bond	0.500%	2/28/26	54,345	53,428
	United States Treasury Note/Bond	0.750%	3/31/26	69,340	68,863
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	27,055
	United States Treasury Note/Bond	0.750%	4/30/26	7,546	7,489
	United States Treasury Note/Bond	2.375%	4/30/26	44,065	46,957
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	36,108
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,768
	United States Treasury Note/Bond	0.875%	6/30/26	64,211	63,980
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	16,885
	United States Treasury Note/Bond	0.625%	7/31/26	66,229	65,173
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	16,450
	United States Treasury Note/Bond	1.500%	8/15/26	54,544	55,925
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,945
	United States Treasury Note/Bond	0.750%	8/31/26	6,113	6,048
	United States Treasury Note/Bond	0.875%	9/30/26	29,475	29,318
	United States Treasury Note/Bond	1.625%	10/31/26	24,345	25,098
	United States Treasury Note/Bond	2.000%	11/15/26	50,899	53,420
	United States Treasury Note/Bond	6.500%	11/15/26	910	1,159
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	26,316
	United States Treasury Note/Bond	1.750%	12/31/26	29,266	30,354
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	27,841
	United States Treasury Note/Bond	1.125%	2/28/27	98,502	98,841
	United States Treasury Note/Bond	0.625%	3/31/27	64,045	62,514
	United States Treasury Note/Bond	0.500%	4/30/27	73,800	71,413
	United States Treasury Note/Bond	2.375%	5/15/27	39,787	42,566
	United States Treasury Note/Bond	0.500%	5/31/27	67,015	64,753
	United States Treasury Note/Bond	0.500%	6/30/27	19,470	18,795
	United States Treasury Note/Bond	0.375%	7/31/27	75,475	72,256
	United States Treasury Note/Bond	2.250%	8/15/27	44,310	47,107
	United States Treasury Note/Bond	0.500%	8/31/27	49,244	47,397
	United States Treasury Note/Bond	0.375%	9/30/27	45,460	43,386
	United States Treasury Note/Bond	0.500%	10/31/27	56,885	54,601
	United States Treasury Note/Bond	2.250%	11/15/27	49,833	52,994
	United States Treasury Note/Bond	6.125%	11/15/27	775	1,002
	United States Treasury Note/Bond	0.625%	11/30/27	81,305	78,536
	United States Treasury Note/Bond	0.625%	12/31/27	74,020	71,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.750%	1/31/28	61,625	59,844
	United States Treasury Note/Bond	2.750%	2/15/28	20,868	22,837
	United States Treasury Note/Bond	1.125%	2/29/28	84,425	83,911
	United States Treasury Note/Bond	1.250%	3/31/28	72,966	72,989
	United States Treasury Note/Bond	1.250%	4/30/28	64,511	64,491
	United States Treasury Note/Bond	2.875%	5/15/28	25,665	28,320
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	68,100
	United States Treasury Note/Bond	1.250%	6/30/28	103,749	103,522
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	82,448
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	59,129
	United States Treasury Note/Bond	5.500%	8/15/28	895	1,144
	United States Treasury Note/Bond	1.125%	8/31/28	42,045	41,552
	United States Treasury Note/Bond	1.250%	9/30/28	62,715	62,460
	United States Treasury Note/Bond	3.125%	11/15/28	27,149	30,509
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,806
	United States Treasury Note/Bond	1.625%	8/15/29	19,267	19,628
	United States Treasury Note/Bond	1.750%	11/15/29	36,000	37,001
	United States Treasury Note/Bond	1.500%	2/15/30	66,128	66,562
	United States Treasury Note/Bond	0.625%	5/15/30	81,827	76,393
	United States Treasury Note/Bond	6.250%	5/15/30	5,570	7,765
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	82,557
	United States Treasury Note/Bond	0.875%	11/15/30	94,936	90,130
	United States Treasury Note/Bond	1.125%	2/15/31	107,602	104,239
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	10,769
	United States Treasury Note/Bond	1.625%	5/15/31	98,188	99,354
	United States Treasury Note/Bond	1.250%	8/15/31	63,259	61,737
	United States Treasury Note/Bond	4.500%	2/15/36	11,834	16,165
	United States Treasury Note/Bond	4.750%	2/15/37	4,177	5,894
	United States Treasury Note/Bond	5.000%	5/15/37	17,831	25,829
	United States Treasury Note/Bond	4.375%	2/15/38	18,517	25,334
	United States Treasury Note/Bond	4.500%	5/15/38	6,044	8,394
	United States Treasury Note/Bond	3.500%	2/15/39	7,403	9,223
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	10,738
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	13,874
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	16,189
[6]	United States Treasury Note/Bond	4.625%	2/15/40	10,000	14,291
	United States Treasury Note/Bond	1.125%	5/15/40	52,285	45,194
	United States Treasury Note/Bond	4.375%	5/15/40	5,139	7,150
	United States Treasury Note/Bond	1.125%	8/15/40	37,305	32,117
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	11,075
	United States Treasury Note/Bond	1.375%	11/15/40	57,480	51,642
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	5,932
	United States Treasury Note/Bond	1.875%	2/15/41	56,471	55,253
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	8,717
	United States Treasury Note/Bond	2.250%	5/15/41	69,360	72,145
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	15,403
	United States Treasury Note/Bond	1.750%	8/15/41	40,911	39,121
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	15,551
	United States Treasury Note/Bond	3.125%	11/15/41	13,128	15,635
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	15,002
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	13,974
	United States Treasury Note/Bond	2.750%	8/15/42	14,706	16,547
	United States Treasury Note/Bond	2.750%	11/15/42	22,620	25,433
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	27,832
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	36,793
	United States Treasury Note/Bond	3.625%	8/15/43	27,265	34,993
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	24,851
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	37,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	28,088
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	35,897
	United States Treasury Note/Bond	3.000%	11/15/44	29,816	34,997
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	33,856
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	29,313
	United States Treasury Note/Bond	2.875%	8/15/45	34,616	39,917
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	19,441
	United States Treasury Note/Bond	2.500%	2/15/46	34,749	37,583
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	35,469
	United States Treasury Note/Bond	2.250%	8/15/46	26,394	27,260
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	14,409
	United States Treasury Note/Bond	3.000%	2/15/47	36,200	42,903
	United States Treasury Note/Bond	3.000%	5/15/47	30,222	35,860
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	36,491
	United States Treasury Note/Bond	2.750%	11/15/47	32,850	37,341
	United States Treasury Note/Bond	3.000%	2/15/48	32,745	38,946
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	46,030
	United States Treasury Note/Bond	3.000%	8/15/48	41,008	48,877
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	34,262
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	5,978
	United States Treasury Note/Bond	2.875%	5/15/49	24,938	29,185
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	36,965
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	37,130
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	41,148
	United States Treasury Note/Bond	1.250%	5/15/50	77,501	63,418
	United States Treasury Note/Bond	1.375%	8/15/50	76,670	64,726
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	52,768
	United States Treasury Note/Bond	1.875%	2/15/51	69,680	66,479
	United States Treasury Note/Bond	2.375%	5/15/51	67,070	71,597
	United States Treasury Note/Bond	2.000%	8/15/51	62,440	61,377
					9,435,262
Agency Bonds and Notes (0.5%)
[7]	AID-Israel	5.500%	12/4/23	375	416
[7]	AID-Israel	5.500%	4/26/24	1,400	1,578
[7]	AID-Israel	5.500%	9/18/33	400	557
[7]	AID-Jordan	3.000%	6/30/25	400	432
	Federal Farm Credit Banks	0.125%	11/23/22	2,500	2,499
	Federal Farm Credit Banks	0.125%	2/3/23	2,000	1,998
	Federal Farm Credit Banks	0.125%	4/13/23	3,000	2,996
	Federal Farm Credit Banks	0.125%	5/10/23	2,225	2,221
	Federal Farm Credit Banks	1.770%	6/26/23	575	590
	Federal Farm Credit Banks	3.500%	12/20/23	500	535
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,492
[8]	Federal Home Loan Banks	2.000%	9/9/22	1,000	1,017
	Federal Home Loan Banks	0.125%	10/21/22	1,000	1,000
	Federal Home Loan Banks	1.375%	2/17/23	4,000	4,065
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,242
	Federal Home Loan Banks	0.125%	3/17/23	3,000	2,996
	Federal Home Loan Banks	0.125%	6/2/23	8,500	8,484
	Federal Home Loan Banks	0.125%	8/28/23	2,925	2,917
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,690
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,129
	Federal Home Loan Banks	1.500%	8/15/24	1,990	2,046
	Federal Home Loan Banks	5.375%	8/15/24	815	928
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,480
	Federal Home Loan Banks	0.375%	9/4/25	800	786
	Federal Home Loan Banks	3.250%	6/9/28	2,700	3,031
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	5.500%	7/15/36	2,775	4,040
[9]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	4,800	4,812
[9]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	3,007
[8,9]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,172
[9]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	6,001
[9]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,974
[9]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,797
[9]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,487
[9]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,989
[9]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,988
[9]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,149
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,431
[9]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	10,336
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	3,212
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	8,905
[9]	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,441
[9]	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,279
[9]	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,406
[9]	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,501
[9]	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	3,000
[9]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,101
[9]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,994
[9]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,072
[9]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,125
[9]	Federal National Mortgage Assn.	2.625%	9/6/24	660	700
[9]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,017
[9]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,575
[9]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,978
[9]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,910
[9]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	8,376
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,686
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,025
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	8,264
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,694
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,460
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,959
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,609
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	13,306
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,894
[8]	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,250
[8]	Private Export Funding Corp.	3.550%	1/15/24	725	774
[8]	Private Export Funding Corp.	2.450%	7/15/24	525	550
[8]	Private Export Funding Corp.	1.750%	11/15/24	280	288
[8]	Private Export Funding Corp.	3.250%	6/15/25	175	188
[8]	Private Export Funding Corp.	1.400%	7/15/28	800	794
	Tennessee Valley Authority	2.875%	9/15/24	954	1,019
	Tennessee Valley Authority	0.750%	5/15/25	500	501
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,609
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,088
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,880
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,626
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	739
	Tennessee Valley Authority	4.650%	6/15/35	500	650
	Tennessee Valley Authority	5.880%	4/1/36	785	1,147
	Tennessee Valley Authority	5.500%	6/15/38	225	323
	Tennessee Valley Authority	5.250%	9/15/39	1,912	2,707
	Tennessee Valley Authority	5.375%	4/1/56	580	925
	Tennessee Valley Authority	4.625%	9/15/60	519	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	4.250%	9/15/65	700	974
					265,807
Conventional Mortgage-Backed Securities (7.7%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,771	1,827
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	31,807	33,207
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	98,720	104,426
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	110,677	118,802
[8,9]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	63,886	69,575
[8,9]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	28,488	31,422
[8,9]	Freddie Mac Gold Pool	5.000%	12/1/21–1/1/49	9,202	10,374
[8,9]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	7,585	8,736
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	4,211	4,939
[8,9]	Freddie Mac Gold Pool	6.500%	3/1/24–3/1/39	1,070	1,221
[8,9]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	331	380
[8,9]	Freddie Mac Gold Pool	7.500%	2/1/24–6/1/31	38	43
[8,9]	Freddie Mac Gold Pool	8.000%	11/1/25–1/1/31	35	40
[8,9]	Freddie Mac Gold Pool	8.500%	10/1/26–5/1/27	3	3
[8,9]	Freddie Mac Gold Pool	9.000%	7/1/24	3	3
[8]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	5,221	5,502
[8]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	5,775	6,180
[8]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	8,498	9,282
[8]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	7,924	8,942
[8]	Ginnie Mae I Pool	5.000%	3/15/33–4/15/41	5,579	6,428
[8]	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	3,049	3,510
[8]	Ginnie Mae I Pool	6.000%	5/15/28–12/15/40	1,751	1,993
[8]	Ginnie Mae I Pool	6.500%	4/15/26–8/15/39	621	683
[8]	Ginnie Mae I Pool	7.000%	3/15/24–8/15/32	260	298
[8]	Ginnie Mae I Pool	7.500%	7/15/24–3/15/32	73	84
[8]	Ginnie Mae I Pool	8.000%	7/15/25–3/15/32	51	60
[8]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	6	7
[8]	Ginnie Mae I Pool	9.000%	7/15/25–9/15/25	3	4
[8]	Ginnie Mae II Pool	1.500%	3/20/51–4/20/51	3,587	3,568
[8,10]	Ginnie Mae II Pool	2.000%	8/20/50–10/20/51	181,217	184,072
[8,10]	Ginnie Mae II Pool	2.500%	6/20/27–10/15/51	170,636	176,368
[8,10]	Ginnie Mae II Pool	3.000%	2/20/27–10/15/51	208,192	218,869
[8]	Ginnie Mae II Pool	3.500%	9/20/25–7/20/51	169,968	181,241
[8]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	83,380	90,191
[8]	Ginnie Mae II Pool	4.500%	11/20/35–1/20/50	42,506	46,299
[8]	Ginnie Mae II Pool	5.000%	6/20/33–12/20/49	13,744	15,321
[8]	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	3,200	3,717
[8]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,285	1,498
[8]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	401	470
[8]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	46	55
[8,9,10]	UMBS Pool	1.500%	7/1/35–10/25/51	248,434	245,021
[8,9,10]	UMBS Pool	2.000%	11/1/23–10/25/51	980,281	989,695
[8,9,10]	UMBS Pool	2.500%	8/1/22–10/25/51	674,951	698,783
[8,9,10]	UMBS Pool	3.000%	1/1/26–10/25/51	449,003	473,717
[8,9]	UMBS Pool	3.500%	9/1/25–5/1/51	281,059	300,870
[8,9,10]	UMBS Pool	4.000%	2/1/24–10/25/51	204,755	222,373
[8,9]	UMBS Pool	4.500%	4/1/23–7/1/50	99,112	109,147
[8,9]	UMBS Pool	5.000%	2/1/22–3/1/50	33,931	38,091
[8,9]	UMBS Pool	5.500%	2/1/23–6/1/49	11,833	13,714
[8,9]	UMBS Pool	6.000%	4/1/28–5/1/41	9,365	10,993
[8,9]	UMBS Pool	6.500%	1/1/24–10/1/39	2,825	3,266
[8,9]	UMBS Pool	7.000%	12/1/22–11/1/37	939	1,099
[8,9]	UMBS Pool	7.500%	11/1/22–12/1/32	87	101
[8,9]	UMBS Pool	8.000%	1/1/26–10/1/30	19	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	UMBS Pool	8.500%	10/1/24–7/1/30	11	12
[8,9]	UMBS Pool	9.000%	1/1/25–6/1/26	3	4
					4,456,547
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.665%	12/1/41	34	35
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	80	82
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	1.748%	7/1/36	9	9
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.471%	1.846%	3/1/43	116	122
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.928%	12/1/43	87	90
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	1.804%	9/1/43	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.318%	7/1/43	233	244
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	40	42
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.600%	1.875%	6/1/43	50	52
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	18	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	1.874%	10/1/37	21	22
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	14	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.654%	1.904%	10/1/42	58	60
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	5	5
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.033%	1/1/37	14	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	3	3
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.681%	2.004%	8/1/39	47	49
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.069%	1/1/42	64	66
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	133	139
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.062%	12/1/33	12	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	9/1/42	66	69
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	12	12
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.116%	10/1/39	19	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	6	7
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.012%	8/1/40	12	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37–12/1/40	44	47
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.966%	10/1/42	34	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.105%	11/1/39	9	9
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.710%	2.040%	5/1/42	57	60
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	2.027%	9/1/43	91	95
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	1.987%	6/1/41	9	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	52	55
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.038%	10/1/40	9	9
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	10	10
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.755%	2.173%	11/1/39	16	16
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.109%	5/1/42	20	21
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	19	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.784%	2.082%	7/1/42	47	49
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	54	56
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.112%	8/1/42	94	99
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	2.065%	3/1/42	50	54
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.100%	2/1/42	154	165
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.803%	2.077%	9/1/40	29	31
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.265%	11/1/41	38	40
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	16	17
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	36	39
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.167%	11/1/41	23	25
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.205%	1/1/42	21	23
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	28	30
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.188%	12/1/41	28	30
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	14	15
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	13	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	13	13
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	4	4
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.194%	12/1/39	19	20
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.198%	3/1/41	29	31
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	23	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.109%	2/1/42	35	38
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	41	43
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	30	32
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.831%	2.202%	2/1/41	14	14
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	28	30
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	17	18
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	6	6
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.201%	11/1/34	23	25
[8,9,11]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	25	26
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	38	40
[8,9,11]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	21	23
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.147%	1.283%	4/1/37	20	21
[8,9,11]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.006%	8/1/37	24	26
[8,9]	Fannie Mae REMICS	2.493%	3/25/23	496	505
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	15	15
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.531%	1.902%	3/1/37	1	1
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	4	4
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	10	11
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	22	24
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.108%	11/1/43	55	57
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	7	8
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	5	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	15	16
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	13	13
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	44	46
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	2	2
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	12/1/41	35	37
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.819%	2.193%	12/1/35	15	16
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	2.247%	3/1/42	40	43
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.845%	2.236%	2/1/42	10	11
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	30	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	6	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	40	43
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.888%	2.247%	2/1/42	21	21
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.896%	2.281%	9/1/40	47	50
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40	5	6
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.352%	11/1/40	16	17
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	34	35
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.954%	2.227%	5/1/37	45	47
[8,9,11]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	5	5
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.371%	11/1/34	22	22
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	21	22
[8,9,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.536%	10/1/36	21	23
[8,9,11]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.837%	1/1/37	43	46
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	45	46
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41–6/20/43	275	286
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	388	402
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	441	457
[8,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	172	180
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	9	10
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	5	5
[8,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	6	6
					5,314
Total U.S. Government and Agency Obligations (Cost $13,995,139)					14,162,930
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[8]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	43	43
[8]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	2	2
[8]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	150	151
[8]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	580	585
[8]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	128
[8]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	128
[8]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	975	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	1,075	1,117
[8]	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	500	509
[8]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	38	38
[8]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	150	152
[8]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	71	71
[8]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	866	869
[8]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	25	25
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	1,025	1,027
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	100
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	250	250
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	150
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	100
[8]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	75
[8]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	750	760
[8]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	997
[8]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	249
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	144	152
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	324
[8]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,186
[8]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	457
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	881
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	764
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	379
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	187
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	1,076
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	850
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	480	515
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	301
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	327
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	660
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	110
[8]	BANK Series 2017-BNK8	4.206%	11/15/50	250	266
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	600	642
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	661
[8]	BANK Series 2018-BN10	3.641%	2/15/61	125	136
[8]	BANK Series 2018-BN10	3.688%	2/15/61	400	444
[8]	BANK Series 2018-BN10	3.898%	2/15/61	150	166
[8]	BANK Series 2018-BN11	4.046%	3/15/61	400	452
[8]	BANK Series 2018-BN12	4.255%	5/15/61	500	572
[8]	BANK Series 2018-BN12	4.488%	5/15/61	150	171
[8]	BANK Series 2018-BN13	3.953%	8/15/61	165	183
[8]	BANK Series 2018-BN13	4.217%	8/15/61	225	257
[8]	BANK Series 2018-BN14	3.966%	9/15/60	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BANK Series 2018-BN14	4.128%	9/15/60	350	370
[8]	BANK Series 2018-BN14	4.231%	9/15/60	250	286
[8]	BANK Series 2018-BN14	4.481%	9/15/60	175	200
[8]	BANK Series 2018-BN15	4.407%	11/15/61	470	544
[8]	BANK Series 2019-BN16	4.005%	2/15/52	275	312
[8]	BANK Series 2019-BN17	3.714%	4/15/52	360	402
[8]	BANK Series 2019-BN17	3.976%	4/15/52	75	84
[8]	BANK Series 2019-BN18	3.584%	5/15/62	640	710
[8]	BANK Series 2019-BN18	3.826%	5/15/62	200	222
[8]	BANK Series 2019-BN19	3.183%	8/15/61	350	379
[8]	BANK Series 2019-BN19	4.167%	8/15/61	140	148
[8]	BANK Series 2019-BN20	3.011%	9/15/62	725	778
[8]	BANK Series 2019-BN21	2.851%	10/17/52	595	631
[8]	BANK Series 2019-BN21	3.093%	10/17/52	300	318
[8]	BANK Series 2019-BN22	2.978%	11/15/62	315	337
[8]	BANK Series 2019-BN23	2.920%	12/15/52	735	784
[8]	BANK Series 2019-BN23	3.203%	12/15/52	275	294
[8]	BANK Series 2019-BN24	2.960%	11/15/62	575	614
[8]	BANK Series 2019-BN24	3.283%	11/15/62	275	295
[8]	BANK Series 2020-BN25	2.649%	1/15/63	375	392
[8]	BANK Series 2020-BN25	2.841%	1/15/63	265	276
[8]	BANK Series 2020-BN26	2.403%	3/15/63	675	693
[8]	BANK Series 2020-BN26	2.687%	3/15/63	215	222
[8]	BANK Series 2020-BN27	2.144%	4/15/63	600	604
[8]	BANK Series 2020-BN27	2.551%	4/15/63	175	179
[8]	BANK Series 2020-BN28	1.844%	3/15/63	180	177
[8]	BANK Series 2020-BN29	1.997%	11/15/53	250	248
[8]	BANK Series 2020-BN30	1.925%	12/15/53	300	296
[8]	BANK Series 2020-BN30	2.111%	12/15/53	35	34
[8]	BANK Series 2021-BN31	2.036%	2/15/54	225	224
[8]	BANK Series 2021-BN31	2.211%	2/15/54	125	124
[8]	BANK Series 2021-BN32	2.643%	4/15/54	350	365
[8]	BANK Series 2021-BN33	2.556%	5/15/64	175	181
[8]	BANK Series 2021-BN34	2.438%	6/15/63	675	693
[8]	BANK Series 2021-BN35	2.285%	6/15/64	400	405
[8,10]	BANK Series 2021-BN36	2.470%	9/15/64	600	616
[8,10]	BANK Series 2021-BN36	2.695%	9/15/64	175	179
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	250
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,225
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	107
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	672
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	403
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,297
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	356
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	577
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	470
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	150
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	150
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	110
[8]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	228
[8]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	101
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	659
[8]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	670
[8]	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26	5.513%	1/12/45	46	46
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	500
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	221
[8]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	450	463
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,561
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	694
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	400	414
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	1,132
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	285
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	566
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,348
[8]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	288	300
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	518
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	143
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	29
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	501
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	231
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	336
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	139
[8]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	217
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,175	1,302
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	343
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	320
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	242
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	282
[8]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	297
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	394
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	105
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	179
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	864
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	107
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	208
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	74
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	423
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	35
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	519
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	50
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	395
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	600
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	182
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	875	871
[8]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	272
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	519
[8]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	104
[8]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	571
[8]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	260
[8]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	375	390
[8]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	352
[8]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	77
[8]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	229
[8]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	77
[8]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	250	250
[8]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	75
[8]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	1,150	1,150
[8]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	53	53
[8]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	100	100
[8]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	25
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	73
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	579
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	594
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	258
[8]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	1,475	1,504
[8]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	325	328
[8]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	700	730
[8]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	848
[8]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	1,075	1,062
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	223	225
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	150	154
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	51
[8]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	117	118
[8]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	86	87
[8]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	14	14
[8]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	200	202
[8]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	201	203
[8]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	103
[8]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	375	380
[8]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	57
[8]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	100	100
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	25
[8]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,825	1,829
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	75
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	25
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	250	249
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	475	476
[8]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	100
[8]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	499
[8]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	99
[8]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	100	100
[8]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	299
[8]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	75
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	662
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	656
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	66	70
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	553
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	141
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	547
[8]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	328
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	268
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	520
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	299
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	34
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	661
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	208
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	822
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	636	661
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	465
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	589
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	432
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,447
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	327
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	874
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	217
[8]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	1,314	1,339
[8]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	1,900	1,932
[8]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	775	777
[8]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	2,000	2,096
[8]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	400	414
[8]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	553	560
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	103
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	103
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	372
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	33	34
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	293
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	107
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	107
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	36	37
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	134
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	134
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	214
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	159
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	321
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	699
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	849
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	344
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	693
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	337
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	382
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	196	210
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	464
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	207	216
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	458
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	186
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,289
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	260
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	266
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,205
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	163
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	192
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	155
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	185	200
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	1,036
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,208
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	472
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	199
[8]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	144	146
[8]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	189	192
[8]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	348	355
[8]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	160	169
[8]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	87	89
[8]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	273
[8]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	351
[8]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	213
[8]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	55	57
[8]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	167	174
[8]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	133
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	79
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	53
[8]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	23	24
[8]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	481
[8]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	160
[8]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	1,858	1,889
[8]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	92	95
[8]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	273	285
[8]	COMM Mortgage Trust Series 2013-CR9	4.388%	7/10/45	365	384
[8]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	224	236
[8]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	210	214
[8]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	154	158
[8]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	62
[8]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	99	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	294
[8]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	348
[8]	COMM Mortgage Trust Series 2014-CR14	4.757%	2/10/47	175	187
[8]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	8	8
[8]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	57	59
[8]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	224
[8]	COMM Mortgage Trust Series 2014-CR15	4.813%	2/10/47	105	112
[8]	COMM Mortgage Trust Series 2014-CR15	4.863%	2/10/47	175	186
[8]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	52	54
[8]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	295
[8]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	105
[8]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	77	79
[8]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	134
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	161
[8]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	699
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	161
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	294
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,814	4,048
[8]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	348
[8]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	259
[8]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	38	40
[8]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	216
[8]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	61
[8]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	38
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	375
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	240
[8]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	178
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	538
[8]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	13	13
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	274	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	860
[8]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	242
[8]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	47	47
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	616
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	536
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	180	187
[8]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	513
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	189
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	474	502
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	464
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	925
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	333	350
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	434
[8]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	348
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	52	53
[8]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	453
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	214
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	219
[8]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	491
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,316
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	444	470
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	137
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	570
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	480
[8]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	161
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	428
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	213
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	182
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	591
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	246	257
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	1,002
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.266%	8/15/48	200	210
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	162	171
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	546
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	869
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	866
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	628
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	271
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,343
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	284
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	975	1,100
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,219
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	1,125
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	185
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	465
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	321
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	345
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	654
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	162
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	198
[8]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	800	805
[8]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	1,000	1,037
[8]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	1,100	1,119
[8]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	848
[8]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	720
[8]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	150	155
[8]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	460	475
[8]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	50	50
[8]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	125	125
[8]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	100
[8]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	300	300
[8]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	224
[8]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	310	312
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	150	150
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	351
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	175	175
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	175
[8]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	75	75
[8,9]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	204	208
[8,9]	Fannie Mae-Aces Series 2014-M1	3.194%	7/25/23	832	866
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	328	348
[8,9]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	310	327
[8,9]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	468	496
[8,9]	Fannie Mae-Aces Series 2014-M7	3.338%	6/25/24	835	886
[8,9]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	508	533
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	673	711
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	969	1,017
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	346	376
[8,9]	Fannie Mae-Aces Series 2015-M12	2.884%	5/25/25	747	794
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	969	1,035
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	538	565
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	359	378
[8,9]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	243	245
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	588	618
[8,9]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	38	38
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	825	876
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	946
[8,9]	Fannie Mae-Aces Series 2016-M12	2.533%	9/25/26	950	1,001
[8,9]	Fannie Mae-Aces Series 2016-M13	2.566%	9/25/26	235	248
[8,9]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	254	258
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	390	415
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	400	425
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	846
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	600	631
[8,9]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	143	146
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	255	261
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,359
[8,9]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	1,053	1,109
[8,9]	Fannie Mae-Aces Series 2017-M10	2.639%	7/25/24	414	432
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	543
[8,9]	Fannie Mae-Aces Series 2017-M12	3.174%	6/25/27	1,148	1,248
[8,9]	Fannie Mae-Aces Series 2017-M14	2.964%	11/25/27	350	378
[8,9]	Fannie Mae-Aces Series 2017-M15	3.198%	11/25/27	1,150	1,226
[8,9]	Fannie Mae-Aces Series 2017-M2	2.891%	2/25/27	1,134	1,219
[8,9]	Fannie Mae-Aces Series 2017-M3	2.549%	12/25/26	1,482	1,574
[8,9]	Fannie Mae-Aces Series 2017-M4	2.641%	12/25/26	1,091	1,160
[8,9]	Fannie Mae-Aces Series 2017-M5	3.228%	4/25/29	283	312
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	675	727
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,563	1,700
[8,9]	Fannie Mae-Aces Series 2018-M1	3.082%	12/25/27	529	574
[8,9]	Fannie Mae-Aces Series 2018-M12	3.775%	8/25/30	850	978
[8,9]	Fannie Mae-Aces Series 2018-M13	3.820%	9/25/30	825	956
[8,9]	Fannie Mae-Aces Series 2018-M14	3.700%	8/25/28	700	793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Fannie Mae-Aces Series 2018-M2	2.999%	1/25/28	1,425	1,547
[8,9]	Fannie Mae-Aces Series 2018-M3	3.191%	2/25/30	325	359
[8,9]	Fannie Mae-Aces Series 2018-M4	3.161%	3/25/28	673	738
[8,9]	Fannie Mae-Aces Series 2018-M7	3.150%	3/25/28	400	439
[8,9]	Fannie Mae-Aces Series 2019-M1	3.673%	9/25/28	750	849
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,956
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	1,000	1,059
[8,9]	Fannie Mae-Aces Series 2019-M2	3.749%	11/25/28	875	993
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	132
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,475	1,571
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	1,036
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	855
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	975	1,075
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,825	2,001
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	858
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	343
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	1,117
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	880
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	525	544
[8,9]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/30	675	660
[8,9]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	725	712
[8,9]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	1,900	1,867
[8,9]	Fannie Mae-Aces Series 2021-M13	1.658%	4/25/31	215	213
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	1,050	1,014
[8,9]	Fannie Mae-Aces Series 2021-M4	1.515%	2/25/31	4,275	4,196
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	572	572
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	1,033	1,038
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	97	98
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	897	907
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	1,275	1,301
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K027	2.637%	1/25/23	1,275	1,306
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	1,250	1,293
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	23	23
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	1,260	1,311
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	217	220
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	376	385
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	1,208	1,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,447
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	53
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	75	76
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,355
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	82	84
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	907
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	200	207
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,096
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	1,069
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	89	91
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,508
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	82	84
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	641
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	222	228
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	675	722
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	700
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	118	122
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	569
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,109
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	483
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	487
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	296
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	748
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	1,068
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	611
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,092
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	535
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	873
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	1,100
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	2,204
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,656
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,966
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,429
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	1,008
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	658
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	964
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	553
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	965
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	305
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	1,065
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	557
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	1,129
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	765
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,959
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	574
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	1,154
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	276	305
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	924
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,386
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	636
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,991
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,737
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,197
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	92	100
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	917
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,344
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	540
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	1,017
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	341
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	1,093
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,261
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,251
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	1,070
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,968
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	915
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,604
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,500
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,186
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	2/25/52	1,835	1,926
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	365	373
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	598
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	998
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	223
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	540
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	688
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,229
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,181
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,586
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	1,089
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	124	122
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	696
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	49	49
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	2,148
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,228
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	891
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	1,115
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	623
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	1,151
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	250	248
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,842
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	704
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	5,848
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	347
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,516
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	427
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	1,098
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,473
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	1,037
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	614
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	836
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	1,195
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	363
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	441
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	250	256
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	906
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	703
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,782
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	1,007
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	150	170
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	457
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	463
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	996
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	324
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	448
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	351
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	352
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	594	596
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	503	509
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	153	154
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	487	503
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	1,000	1,042
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,200	1,257
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	695	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,500	1,573
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,175	1,242
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	2,126
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	18	18
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,291
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	1,000	1,070
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	1,084
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,693
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	2,000	2,144
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,804
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,860
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,755
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	872
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	564
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	425	434
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	1,120
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	800	846
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	857
[8]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	238	240
[8]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	175	180
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	450	450
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	100
[8]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	575	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	288	291
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	275	282
[8]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	48	48
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	600	602
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	126
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	275	275
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	124
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	650	649
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	233
[8]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	820	837
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	937
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	200	227
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	820
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	800
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,070
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	673
[8]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	76	76
[8]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	40	40
[8]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	75	75
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	75	75
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	400	400
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	75
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	550	548
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	100
[8]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	28	28
[8]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	400	403
[8]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	100	102
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	117
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	450	450
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	65
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	350	350
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,386
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	235	235
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	75
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	425	424
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	224
[8]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	300	300
[8]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	75	75
[8]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	50	50
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	252
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	94
[8]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	84	84
[8]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	316	321
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	275	285
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	122
[8]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	47	48
[8]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,137
[8]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	49	51
[8]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	666
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,091
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	288
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	85	88
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	161
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	513
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.648%	9/10/47	125	130
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	160	166
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	860
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	127
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	536
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	484
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	330	347
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	191
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	342	360
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	433
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	320
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	822
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	299
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	215
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	689
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	272
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	765
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	32
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	1,074
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	284
[8]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	215
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	444
[8]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	265
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	596
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	1,206
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	295
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	534
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	559
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	159
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	256
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	469
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	74
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	700	700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	125
[8]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	158	158
[8]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	341	345
[8]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	125	128
[8]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	71
[8]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	255	256
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	1,465	1,467
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	75
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	425	424
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	184
[8]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	550	549
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	300
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	75
[8]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	183	184
[8]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	77
[8]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	50	51
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	175	175
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	75
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	200	200
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	50
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	150	150
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	75
[8]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	399
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	363	366
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	1,260	1,279
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	99	100
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	143	147
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	60	62
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	137	143
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	319
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	160
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.124%	12/15/46	150	161
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	693
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	179
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	266
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	358
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	1,032
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	439
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	355
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	127
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.174%	7/15/45	81	84
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	92	95
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	595	621
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	232
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	26	27
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	462
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	292
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	86	89
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	668
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	133
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.049%	1/15/47	187	200
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	99
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.956%	2/15/47	113	120
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	75	76
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	240
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	187
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	58	60
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	107
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	80
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	699
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	186
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	345
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	202
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	39	40
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	161
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	315
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	806
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	213
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	386
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	214
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	210
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	284	296
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	232
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	531
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	106
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	153	160
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	377
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	303	316
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	465
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	219
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	156	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	441	478
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	313	329
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	456
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	330
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	269	283
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,380
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	110	111
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	273
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	436
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,584
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	927
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	82
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	319
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	157
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	2,196
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	465
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	302
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	191
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	1,137
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	142
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,339
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	252
[8]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	206	207
[8]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	125	126
[8]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	50
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	300	300
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	125
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	225
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	100
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	175	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	30
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	325
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	50
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	175	176
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.216%	7/15/46	1,600	1,677
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.297%	8/15/46	240	253
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.497%	8/15/46	120	119
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	471
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	319
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.909%	11/15/46	150	160
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	179	183
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	37
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	225	231
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	103
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	150	155
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	125	129
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	375	400
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.028%	2/15/47	150	161
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	39	41
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	348
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.492%	6/15/47	125	129
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	108
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.606%	10/15/47	125	134
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	145	150
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	294
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	115	120
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	772
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	314	325
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	347
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	111	115
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	487
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	300
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	396	414
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	381
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	223	234
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	869
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	166	175
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	272
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	197	209
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	268	278
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	866
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	846
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	1,019
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	882
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	356
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	1,096
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	439
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	430
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	632
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	249
[8,10]	Morgan Stanley Capital I Inc. Series 2021-L7	2.574%	9/15/31	725	747
[8]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	147	147
[8]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	225	226
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	328
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	428
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	337
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	847
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	903
[8]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	604
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	1,149
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	137
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	217
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	277
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	709
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	835
[8]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	299
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	786
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	120
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	384
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	51
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	26
[8]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	135	135
[8]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	75	76
[8]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	226	228
[8]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	301	304
[8]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	150	154
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	154
[8]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	150	151
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	200	200
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	50
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	475
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	224
[8]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	82	85
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	108
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	257
[8]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	195	204
[8]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	100	100
[8]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	150	151
[8]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	150	150
[8]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	100	101
[8]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	150	151
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	375	375
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	201
[8]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	135	135
[8]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	320	321
[8]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	275
[8]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	175
[8]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	250
[8]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	260	264
[8]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	675	692
[8]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	1,175	1,234
[8]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	108	109
[8]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	15	15
[8]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	100	101
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	199
[8]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	50	50
[8]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	165	165
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	300	300
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	50
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	250	250
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	99
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,446
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	174
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	524
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	125
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	868
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	380
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	654
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	163
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	326
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	475	505
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	656
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	284
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	436
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	663
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	357
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	911
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	170
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	540
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	116	122
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	687
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	115
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	1,124
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	662
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	600	662
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	224
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	365
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,347
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	441
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	138
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	476
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	293
[8]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	1,000	1,020
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	290	297
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	180
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	77
[8]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,495
[8]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	730	740
[8]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	1,969	1,973
[8]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,030	1,032
[8]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	18	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	100	101
[8]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	100	101
[8]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	198	201
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	55	57
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	961
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	52
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	90	90
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	428
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	214
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	275	285
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	213
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	184
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	826	867
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	675
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	126
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	187	195
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	678
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	245
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	78	81
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	910
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	210
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	139	146
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	301
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	246
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	24	24
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	79	81
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	186
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	279	294
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	219
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	760	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	552
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	190	199
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	517
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	342
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	344
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	175	182
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	360
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	339	353
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	655
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	231
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	936
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	262
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	793
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	435
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	430
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	660
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	164
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	1,092
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,323
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,318
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,352
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	223
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	883
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	1,138
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	541
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,244
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	576
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	1,107
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	575	642
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	212
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	372
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	805
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	486
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	675	708
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	139
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	175
[8]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	416
[8]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	600	612
[8]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	81	81
[8]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	300	303
[8]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	250	251
[8]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	175	177
[8]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	311	317
[8]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	248	254
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	105	109
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	54
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	228
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	45
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	400	416
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	207
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	53	54
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	650	684
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	167
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	78	80
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	191
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	309
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	44	46
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	106
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	106
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,536
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	53
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	5.026%	12/15/46	75	79
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	174	185
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.207%	3/15/46	50	54
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	24	25
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	53	55
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	188
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	53
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	52	54
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	134
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	134
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	275	290
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	455
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	698
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	107
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	152	159
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	135
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	81
[8]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	215
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	140	145
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	775
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	320
[8]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	405	409
[8]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	200	202
[8]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	115	117
[8]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	175	176
[8]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	50
[8]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	75
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	215	215
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	50
[8]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	349
[8]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	349
[8]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	149
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	350	351
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	75
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	200	200
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	75
[8]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	50	50
[8]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	150	150
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $536,954)					557,451
Corporate Bonds (10.8%)
Communications (1.0%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,140
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	928
	Activision Blizzard Inc.	4.500%	6/15/47	325	398
	Activision Blizzard Inc.	2.500%	9/15/50	1,200	1,048
	Alphabet Inc.	3.375%	2/25/24	100	107
	Alphabet Inc.	0.450%	8/15/25	800	789
	Alphabet Inc.	1.998%	8/15/26	1,600	1,672
	Alphabet Inc.	0.800%	8/15/27	900	878
	Alphabet Inc.	1.100%	8/15/30	1,800	1,701
	Alphabet Inc.	1.900%	8/15/40	1,000	898
	Alphabet Inc.	2.050%	8/15/50	2,000	1,747
	Alphabet Inc.	2.250%	8/15/60	1,600	1,397
	America Movil SAB de CV	3.625%	4/22/29	700	762
	America Movil SAB de CV	2.875%	5/7/30	700	728
	America Movil SAB de CV	6.375%	3/1/35	800	1,124
	America Movil SAB de CV	6.125%	11/15/37	300	411
	America Movil SAB de CV	6.125%	3/30/40	1,500	2,115
	America Movil SAB de CV	4.375%	7/16/42	950	1,132
	America Movil SAB de CV	4.375%	4/22/49	2,000	2,450
	AT&T Inc.	4.050%	12/15/23	375	404
	AT&T Inc.	0.900%	3/25/24	1,500	1,502
	AT&T Inc.	4.450%	4/1/24	825	894
	AT&T Inc.	3.950%	1/15/25	804	878
	AT&T Inc.	3.400%	5/15/25	3,632	3,916
	AT&T Inc.	3.600%	7/15/25	825	896
	AT&T Inc.	4.125%	2/17/26	2,514	2,805
	AT&T Inc.	1.700%	3/25/26	3,000	3,039
	AT&T Inc.	3.800%	2/15/27	2,570	2,848
	AT&T Inc.	2.300%	6/1/27	2,650	2,745
	AT&T Inc.	1.650%	2/1/28	2,750	2,725
[8]	AT&T Inc.	4.100%	2/15/28	952	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.350%	3/1/29	2,700	3,096
[8]	AT&T Inc.	4.300%	2/15/30	2,249	2,582
	AT&T Inc.	2.750%	6/1/31	2,600	2,670
	AT&T Inc.	2.250%	2/1/32	3,000	2,923
	AT&T Inc.	2.550%	12/1/33	3,118	3,068
	AT&T Inc.	4.500%	5/15/35	2,230	2,609
	AT&T Inc.	5.250%	3/1/37	2,325	2,879
	AT&T Inc.	4.900%	8/15/37	1,405	1,701
	AT&T Inc.	4.850%	3/1/39	1,000	1,198
	AT&T Inc.	5.350%	9/1/40	1,205	1,526
	AT&T Inc.	3.500%	6/1/41	2,650	2,722
	AT&T Inc.	5.550%	8/15/41	410	535
	AT&T Inc.	5.150%	3/15/42	1,000	1,246
	AT&T Inc.	4.900%	6/15/42	900	1,090
	AT&T Inc.	4.300%	12/15/42	1,523	1,712
	AT&T Inc.	3.100%	2/1/43	3,600	3,465
	AT&T Inc.	4.350%	6/15/45	1,137	1,283
	AT&T Inc.	4.750%	5/15/46	1,825	2,180
[8]	AT&T Inc.	5.150%	11/15/46	742	941
	AT&T Inc.	4.500%	3/9/48	1,900	2,194
	AT&T Inc.	4.550%	3/9/49	5,062	5,891
	AT&T Inc.	5.150%	2/15/50	750	946
	AT&T Inc.	3.650%	6/1/51	3,135	3,194
	AT&T Inc.	3.300%	2/1/52	1,800	1,733
	AT&T Inc.	3.500%	9/15/53	7,706	7,630
	AT&T Inc.	3.550%	9/15/55	7,751	7,642
	AT&T Inc.	3.800%	12/1/57	5,253	5,369
	AT&T Inc.	3.650%	9/15/59	4,249	4,206
	AT&T Inc.	3.850%	6/1/60	1,155	1,195
	AT&T Inc.	3.500%	2/1/61	1,400	1,344
	Baidu Inc.	3.500%	11/28/22	500	515
	Baidu Inc.	3.875%	9/29/23	800	845
	Baidu Inc.	4.375%	5/14/24	400	433
	Baidu Inc.	3.075%	4/7/25	200	210
	Baidu Inc.	1.720%	4/9/26	500	501
	Baidu Inc.	3.625%	7/6/27	325	356
	Baidu Inc.	4.375%	3/29/28	400	448
	Baidu Inc.	4.875%	11/14/28	300	347
	Baidu Inc.	3.425%	4/7/30	700	742
	Baidu Inc.	2.375%	8/23/31	650	628
[8]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	400
	Booking Holdings Inc.	2.750%	3/15/23	2,400	2,479
	Booking Holdings Inc.	3.650%	3/15/25	400	434
	Booking Holdings Inc.	3.600%	6/1/26	755	831
	Booking Holdings Inc.	3.550%	3/15/28	650	721
	British Telecommunications plc	4.500%	12/4/23	500	540
	British Telecommunications plc	5.125%	12/4/28	450	526
	British Telecommunications plc	9.625%	12/15/30	2,300	3,520
[8]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,439
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,934
	Charter Communications Operating LLC	3.750%	2/15/28	880	964
[10]	Charter Communications Operating LLC	2.250%	1/15/29	1,000	999
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	2.800%	4/1/31	1,815	1,823
	Charter Communications Operating LLC	2.300%	2/1/32	800	762
	Charter Communications Operating LLC	6.384%	10/23/35	1,964	2,580
	Charter Communications Operating LLC	3.500%	6/1/41	1,000	984
[10]	Charter Communications Operating LLC	3.500%	3/1/42	1,000	976
	Charter Communications Operating LLC	6.484%	10/23/45	3,310	4,493
	Charter Communications Operating LLC	5.375%	5/1/47	1,650	1,976
	Charter Communications Operating LLC	5.750%	4/1/48	2,550	3,225
	Charter Communications Operating LLC	5.125%	7/1/49	750	880
	Charter Communications Operating LLC	4.800%	3/1/50	2,500	2,816
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,786
	Charter Communications Operating LLC	3.900%	6/1/52	2,500	2,485
	Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,928
	Charter Communications Operating LLC	3.850%	4/1/61	2,800	2,669
	Charter Communications Operating LLC	4.400%	12/1/61	1,000	1,043
[10]	Charter Communications Operating LLC	3.950%	6/30/62	1,250	1,209
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,221
	Comcast Corp.	3.600%	3/1/24	350	375
	Comcast Corp.	3.375%	2/15/25	999	1,075
	Comcast Corp.	3.375%	8/15/25	2,955	3,203
	Comcast Corp.	3.950%	10/15/25	3,089	3,428
	Comcast Corp.	3.150%	3/1/26	2,000	2,161
	Comcast Corp.	2.350%	1/15/27	1,930	2,022
	Comcast Corp.	3.300%	2/1/27	1,375	1,501
	Comcast Corp.	3.300%	4/1/27	1,250	1,369
	Comcast Corp.	3.150%	2/15/28	1,381	1,500
	Comcast Corp.	4.150%	10/15/28	4,000	4,603
	Comcast Corp.	2.650%	2/1/30	1,050	1,095
	Comcast Corp.	3.400%	4/1/30	1,375	1,511
	Comcast Corp.	4.250%	10/15/30	1,200	1,399
	Comcast Corp.	1.950%	1/15/31	1,300	1,278
	Comcast Corp.	1.500%	2/15/31	3,400	3,219
	Comcast Corp.	4.250%	1/15/33	1,275	1,501
	Comcast Corp.	7.050%	3/15/33	1,025	1,488
	Comcast Corp.	5.650%	6/15/35	1,080	1,445
	Comcast Corp.	4.400%	8/15/35	1,000	1,184
	Comcast Corp.	6.500%	11/15/35	71	102
	Comcast Corp.	3.200%	7/15/36	700	745
	Comcast Corp.	6.450%	3/15/37	1,350	1,959
	Comcast Corp.	3.900%	3/1/38	1,225	1,395
	Comcast Corp.	4.600%	10/15/38	2,300	2,810
	Comcast Corp.	3.250%	11/1/39	575	608
	Comcast Corp.	3.750%	4/1/40	2,650	2,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.650%	7/15/42	565	702
	Comcast Corp.	4.600%	8/15/45	1,291	1,612
	Comcast Corp.	3.400%	7/15/46	1,200	1,271
	Comcast Corp.	4.000%	8/15/47	1,700	1,948
	Comcast Corp.	3.969%	11/1/47	1,871	2,133
	Comcast Corp.	4.000%	3/1/48	922	1,056
	Comcast Corp.	4.700%	10/15/48	1,300	1,660
	Comcast Corp.	3.999%	11/1/49	1,803	2,087
	Comcast Corp.	3.450%	2/1/50	1,400	1,488
	Comcast Corp.	2.800%	1/15/51	1,575	1,489
[3]	Comcast Corp.	2.887%	11/1/51	3,731	3,578
	Comcast Corp.	2.450%	8/15/52	1,500	1,325
	Comcast Corp.	4.049%	11/1/52	1,317	1,529
[3]	Comcast Corp.	2.937%	11/1/56	4,888	4,639
	Comcast Corp.	4.950%	10/15/58	1,150	1,582
	Comcast Corp.	2.650%	8/15/62	1,500	1,327
[3]	Comcast Corp.	2.987%	11/1/63	1,684	1,579
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	5,123
	Discovery Communications LLC	2.950%	3/20/23	600	621
	Discovery Communications LLC	3.800%	3/13/24	210	224
	Discovery Communications LLC	3.900%	11/15/24	534	578
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,442
	Discovery Communications LLC	3.950%	6/15/25	576	628
	Discovery Communications LLC	4.900%	3/11/26	550	625
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,783
	Discovery Communications LLC	3.625%	5/15/30	1,930	2,094
	Discovery Communications LLC	5.000%	9/20/37	530	637
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,587
	Discovery Communications LLC	4.875%	4/1/43	700	833
	Discovery Communications LLC	5.200%	9/20/47	1,130	1,394
	Discovery Communications LLC	5.300%	5/15/49	689	860
	Discovery Communications LLC	4.650%	5/15/50	900	1,045
	Discovery Communications LLC	4.000%	9/15/55	1,245	1,302
	Electronic Arts Inc.	4.800%	3/1/26	275	313
	Electronic Arts Inc.	1.850%	2/15/31	500	483
	Electronic Arts Inc.	2.950%	2/15/51	800	767
	Expedia Group Inc.	3.600%	12/15/23	200	212
	Expedia Group Inc.	4.500%	8/15/24	500	543
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,807
	Expedia Group Inc.	4.625%	8/1/27	900	1,021
	Expedia Group Inc.	3.800%	2/15/28	800	868
	Expedia Group Inc.	3.250%	2/15/30	1,025	1,061
	Expedia Group Inc.	2.950%	3/15/31	1,000	1,013
	Fox Corp.	4.030%	1/25/24	1,575	1,689
	Fox Corp.	3.050%	4/7/25	240	255
	Fox Corp.	4.709%	1/25/29	1,000	1,165
	Fox Corp.	3.500%	4/8/30	560	610
	Fox Corp.	5.476%	1/25/39	950	1,215
	Fox Corp.	5.576%	1/25/49	1,400	1,887
	Grupo Televisa SAB	6.625%	3/18/25	450	525
	Grupo Televisa SAB	4.625%	1/30/26	550	608
	Grupo Televisa SAB	8.500%	3/11/32	50	74
	Grupo Televisa SAB	6.625%	1/15/40	500	698
	Grupo Televisa SAB	5.000%	5/13/45	1,640	1,968
	Grupo Televisa SAB	6.125%	1/31/46	350	481
	Grupo Televisa SAB	5.250%	5/24/49	800	1,013
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	378
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	472
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	502
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	525
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	1,144
	Koninklijke KPN NV	8.375%	10/1/30	500	707
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,753
	Omnicom Group Inc.	3.650%	11/1/24	650	701
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,259
	Omnicom Group Inc.	2.450%	4/30/30	620	628
	Omnicom Group Inc.	4.200%	6/1/30	400	457
	Omnicom Group Inc.	2.600%	8/1/31	750	763
	Orange SA	9.000%	3/1/31	2,260	3,514
	Orange SA	5.375%	1/13/42	700	933
	Orange SA	5.500%	2/6/44	600	822
	Rogers Communications Inc.	3.000%	3/15/23	230	237
	Rogers Communications Inc.	4.100%	10/1/23	300	318
	Rogers Communications Inc.	3.625%	12/15/25	475	518
	Rogers Communications Inc.	4.500%	3/15/43	540	618
	Rogers Communications Inc.	5.000%	3/15/44	500	616
	Rogers Communications Inc.	4.350%	5/1/49	1,600	1,817
	Telefonica Emisiones SA	4.103%	3/8/27	2,175	2,443
	Telefonica Emisiones SA	7.045%	6/20/36	1,835	2,646
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,870
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	3,118
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,440
	Telefonica Emisiones SA	5.520%	3/1/49	900	1,178
	Telefonica Europe BV	8.250%	9/15/30	1,580	2,273
	TELUS Corp.	2.800%	2/16/27	500	530
	TELUS Corp.	4.300%	6/15/49	1,000	1,190
	Tencent Music Entertainment Group	2.000%	9/3/30	400	377
	Thomson Reuters Corp.	4.300%	11/23/23	560	599
	Thomson Reuters Corp.	3.350%	5/15/26	400	432
	Thomson Reuters Corp.	5.500%	8/15/35	350	452
	Thomson Reuters Corp.	5.850%	4/15/40	400	547
	Time Warner Cable LLC	6.550%	5/1/37	1,300	1,758
	Time Warner Cable LLC	7.300%	7/1/38	1,585	2,274
	Time Warner Cable LLC	6.750%	6/15/39	1,850	2,531
	Time Warner Cable LLC	5.875%	11/15/40	750	946
	Time Warner Cable LLC	5.500%	9/1/41	925	1,136
	Time Warner Cable LLC	4.500%	9/15/42	730	792
	Time Warner Entertainment Co. LP	8.375%	3/15/23	825	916
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,150	1,698
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,315
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,305
	T-Mobile USA Inc.	3.750%	4/15/27	6,500	7,161
	T-Mobile USA Inc.	2.050%	2/15/28	4,000	4,033
	T-Mobile USA Inc.	3.875%	4/15/30	6,675	7,375
	T-Mobile USA Inc.	2.550%	2/15/31	1,900	1,908
	T-Mobile USA Inc.	2.250%	11/15/31	900	881
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	3,740
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	2,424
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	3,142
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	3,005
[3]	T-Mobile USA Inc.	3.400%	10/15/52	1,200	1,175
	T-Mobile USA Inc.	3.600%	11/15/60	1,200	1,181
[3]	T-Mobile USA Inc.	3.600%	11/15/60	600	592
[8]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	1,076
[8]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,455
[8]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	71
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	395
[8]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	574
[8]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	449
[8]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	404
	VeriSign Inc.	2.700%	6/15/31	700	712
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,188
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,510
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,523
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,579
	Verizon Communications Inc.	4.125%	3/16/27	2,750	3,121
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,181
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,741
	Verizon Communications Inc.	4.329%	9/21/28	3,207	3,689
	Verizon Communications Inc.	4.016%	12/3/29	3,514	3,985
	Verizon Communications Inc.	3.150%	3/22/30	3,990	4,268
	Verizon Communications Inc.	1.500%	9/18/30	500	472
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,966
	Verizon Communications Inc.	1.750%	1/20/31	2,000	1,903
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,652
[3]	Verizon Communications Inc.	2.355%	3/15/32	4,600	4,554
	Verizon Communications Inc.	4.500%	8/10/33	3,075	3,661
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,605
	Verizon Communications Inc.	4.272%	1/15/36	3,509	4,132
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,556
	Verizon Communications Inc.	4.812%	3/15/39	1,675	2,080
	Verizon Communications Inc.	2.650%	11/20/40	2,775	2,617
	Verizon Communications Inc.	3.400%	3/22/41	4,000	4,174
	Verizon Communications Inc.	2.850%	9/3/41	905	883
	Verizon Communications Inc.	4.125%	8/15/46	2,480	2,845
	Verizon Communications Inc.	4.862%	8/21/46	3,661	4,661
	Verizon Communications Inc.	4.522%	9/15/48	4,000	4,896
	Verizon Communications Inc.	5.012%	4/15/49	973	1,274
	Verizon Communications Inc.	4.000%	3/22/50	1,200	1,354
	Verizon Communications Inc.	2.875%	11/20/50	3,600	3,349
	Verizon Communications Inc.	3.550%	3/22/51	4,550	4,791
	Verizon Communications Inc.	4.672%	3/15/55	2,000	2,511
	Verizon Communications Inc.	2.987%	10/30/56	3,939	3,662
	Verizon Communications Inc.	3.000%	11/20/60	1,500	1,385
	Verizon Communications Inc.	3.700%	3/22/61	3,340	3,531
	ViacomCBS Inc.	3.875%	4/1/24	388	414
	ViacomCBS Inc.	3.700%	8/15/24	575	617
	ViacomCBS Inc.	3.500%	1/15/25	500	535
	ViacomCBS Inc.	4.750%	5/15/25	1,000	1,122
	ViacomCBS Inc.	4.000%	1/15/26	500	551
	ViacomCBS Inc.	2.900%	1/15/27	3,133	3,325
	ViacomCBS Inc.	3.375%	2/15/28	1,425	1,553
	ViacomCBS Inc.	3.700%	6/1/28	400	443
	ViacomCBS Inc.	4.950%	1/15/31	1,200	1,437
	ViacomCBS Inc.	4.200%	5/19/32	2,000	2,287
	ViacomCBS Inc.	4.850%	7/1/42	675	812
	ViacomCBS Inc.	4.375%	3/15/43	887	1,016
	ViacomCBS Inc.	5.850%	9/1/43	1,975	2,699
	ViacomCBS Inc.	5.250%	4/1/44	500	628
	ViacomCBS Inc.	4.900%	8/15/44	700	851
	ViacomCBS Inc.	4.950%	5/19/50	1,750	2,195

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vodafone Group plc	3.750%	1/16/24	1,200	1,286
Vodafone Group plc	4.125%	5/30/25	2,619	2,898
Vodafone Group plc	4.375%	5/30/28	1,610	1,849
Vodafone Group plc	7.875%	2/15/30	625	886
Vodafone Group plc	6.250%	11/30/32	425	569
Vodafone Group plc	6.150%	2/27/37	200	274
Vodafone Group plc	5.000%	5/30/38	1,630	2,041
Vodafone Group plc	4.375%	2/19/43	1,125	1,307
Vodafone Group plc	5.250%	5/30/48	2,645	3,427
Vodafone Group plc	4.875%	6/19/49	1,250	1,562
Vodafone Group plc	4.250%	9/17/50	2,000	2,306
Vodafone Group plc	5.125%	6/19/59	600	782
Walt Disney Co.	1.750%	8/30/24	2,175	2,243
Walt Disney Co.	3.700%	9/15/24	1,000	1,082
Walt Disney Co.	3.350%	3/24/25	1,255	1,354
Walt Disney Co.	3.700%	10/15/25	500	547
Walt Disney Co.	1.750%	1/13/26	2,000	2,052
Walt Disney Co.	3.375%	11/15/26	281	308
Walt Disney Co.	3.700%	3/23/27	400	446
Walt Disney Co.	2.200%	1/13/28	2,300	2,376
Walt Disney Co.	2.000%	9/1/29	1,400	1,413
Walt Disney Co.	3.800%	3/22/30	1,085	1,234
Walt Disney Co.	2.650%	1/13/31	3,000	3,136
Walt Disney Co.	6.550%	3/15/33	392	551
Walt Disney Co.	6.200%	12/15/34	775	1,094
Walt Disney Co.	6.400%	12/15/35	2,800	4,085
Walt Disney Co.	6.150%	3/1/37	800	1,123
Walt Disney Co.	6.650%	11/15/37	1,600	2,384
Walt Disney Co.	4.625%	3/23/40	475	596
Walt Disney Co.	3.500%	5/13/40	1,500	1,654
Walt Disney Co.	5.400%	10/1/43	1,400	1,926
Walt Disney Co.	4.750%	9/15/44	690	884
Walt Disney Co.	4.950%	10/15/45	100	132
Walt Disney Co.	2.750%	9/1/49	2,000	1,917
Walt Disney Co.	4.700%	3/23/50	1,155	1,517
Walt Disney Co.	3.600%	1/13/51	2,000	2,235
Walt Disney Co.	3.800%	5/13/60	1,100	1,272
Weibo Corp.	3.500%	7/5/24	825	862
Weibo Corp.	3.375%	7/8/30	700	700
WPP Finance 2010	3.750%	9/19/24	1,025	1,112
				573,369
Consumer Discretionary (0.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	700	774
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	207
Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,388
Alibaba Group Holding Ltd.	3.400%	12/6/27	1,835	1,968
Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,398
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	689
Alibaba Group Holding Ltd.	4.000%	12/6/37	535	583
Alibaba Group Holding Ltd.	2.700%	2/9/41	1,000	917
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,095
Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	1,236
Alibaba Group Holding Ltd.	4.400%	12/6/57	900	1,034
Alibaba Group Holding Ltd.	3.250%	2/9/61	900	834
Amazon.com Inc.	2.500%	11/29/22	475	485
Amazon.com Inc.	2.400%	2/22/23	1,150	1,182
Amazon.com Inc.	0.250%	5/12/23	1,000	1,000
Amazon.com Inc.	0.400%	6/3/23	1,750	1,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,996
	Amazon.com Inc.	0.800%	6/3/25	1,000	998
	Amazon.com Inc.	5.200%	12/3/25	875	1,017
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,497
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,193
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,704
	Amazon.com Inc.	1.650%	5/12/28	2,125	2,142
	Amazon.com Inc.	1.500%	6/3/30	2,500	2,430
	Amazon.com Inc.	2.100%	5/12/31	3,000	3,039
	Amazon.com Inc.	4.800%	12/5/34	975	1,243
	Amazon.com Inc.	3.875%	8/22/37	3,590	4,226
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,956
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,719
	Amazon.com Inc.	4.050%	8/22/47	3,400	4,122
	Amazon.com Inc.	2.500%	6/3/50	2,298	2,157
	Amazon.com Inc.	3.100%	5/12/51	3,025	3,184
	Amazon.com Inc.	4.250%	8/22/57	1,785	2,268
	Amazon.com Inc.	2.700%	6/3/60	2,295	2,159
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,593
[8]	American Honda Finance Corp.	0.400%	10/21/22	1,400	1,402
[8]	American Honda Finance Corp.	2.600%	11/16/22	500	512
[8]	American Honda Finance Corp.	1.950%	5/10/23	1,400	1,434
[8]	American Honda Finance Corp.	0.875%	7/7/23	500	504
[8]	American Honda Finance Corp.	3.450%	7/14/23	400	421
[8]	American Honda Finance Corp.	0.650%	9/8/23	1,175	1,180
[8]	American Honda Finance Corp.	3.625%	10/10/23	400	425
[8]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,816
[8]	American Honda Finance Corp.	2.400%	6/27/24	400	418
[8]	American Honda Finance Corp.	0.550%	7/12/24	500	497
[8]	American Honda Finance Corp.	2.150%	9/10/24	475	494
[8]	American Honda Finance Corp.	1.200%	7/8/25	500	503
[8]	American Honda Finance Corp.	1.000%	9/10/25	600	597
[8]	American Honda Finance Corp.	2.300%	9/9/26	250	262
[8]	American Honda Finance Corp.	2.350%	1/8/27	375	392
[8]	American Honda Finance Corp.	3.500%	2/15/28	400	442
[8]	American Honda Finance Corp.	2.000%	3/24/28	900	915
[8]	American Honda Finance Corp.	1.800%	1/13/31	1,000	979
[8]	American University	3.672%	4/1/49	400	449
	Aptiv Corp.	4.150%	3/15/24	575	618
	Aptiv plc	4.250%	1/15/26	700	781
	Aptiv plc	4.350%	3/15/29	150	172
	Aptiv plc	4.400%	10/1/46	225	266
	Aptiv plc	5.400%	3/15/49	305	415
	AutoNation Inc.	3.500%	11/15/24	762	815
	AutoNation Inc.	4.500%	10/1/25	500	555
	AutoNation Inc.	3.800%	11/15/27	250	275
	AutoZone Inc.	2.875%	1/15/23	250	256
	AutoZone Inc.	3.125%	7/15/23	275	287
	AutoZone Inc.	3.125%	4/18/24	430	455
	AutoZone Inc.	3.250%	4/15/25	748	800
	AutoZone Inc.	3.625%	4/15/25	23	25
	AutoZone Inc.	3.125%	4/21/26	300	323
	AutoZone Inc.	3.750%	6/1/27	700	781
	AutoZone Inc.	3.750%	4/18/29	550	611
	AutoZone Inc.	4.000%	4/15/30	1,400	1,584
	AutoZone Inc.	1.650%	1/15/31	1,158	1,099
	Best Buy Co. Inc.	4.450%	10/1/28	850	978
	BorgWarner Inc.	3.375%	3/15/25	250	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BorgWarner Inc.	2.650%	7/1/27	900	949
	BorgWarner Inc.	4.375%	3/15/45	500	589
[8]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	500	526
	Brunswick Corp.	0.850%	8/18/24	500	500
	Brunswick Corp.	2.400%	8/18/31	500	482
[8]	California Endowment	2.498%	4/1/51	150	144
	California Institute of Technology	4.700%	11/1/11	700	996
	California Institute of Technology	3.650%	9/1/19	450	506
	Choice Hotels International Inc.	3.700%	12/1/29	500	533
	Cleveland Clinic Foundation	4.858%	1/1/14	325	463
[3]	Daimler Finance North America LLC	0.750%	3/1/24	500	500
[3]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,027
	Daimler Finance North America LLC	8.500%	1/18/31	605	916
	Darden Restaurants Inc.	3.850%	5/1/27	750	831
	Darden Restaurants Inc.	4.550%	2/15/48	550	633
	DR Horton Inc.	4.750%	2/15/23	700	732
	DR Horton Inc.	5.750%	8/15/23	325	352
	DR Horton Inc.	2.500%	10/15/24	700	733
	DR Horton Inc.	2.600%	10/15/25	1,485	1,560
[8]	Duke University	2.682%	10/1/44	300	301
[8]	Duke University	2.757%	10/1/50	340	348
[8]	Duke University	2.832%	10/1/55	1,000	1,014
	eBay Inc.	2.750%	1/30/23	625	643
	eBay Inc.	1.900%	3/11/25	1,115	1,148
	eBay Inc.	1.400%	5/10/26	675	677
	eBay Inc.	3.600%	6/5/27	500	552
	eBay Inc.	2.700%	3/11/30	865	899
	eBay Inc.	2.600%	5/10/31	675	689
	eBay Inc.	4.000%	7/15/42	600	676
	eBay Inc.	3.650%	5/10/51	925	992
[8]	Emory University	2.143%	9/1/30	600	611
[8]	Emory University	2.969%	9/1/50	150	156
[8]	Ford Foundation	2.415%	6/1/50	250	238
[8]	Ford Foundation	2.815%	6/1/70	750	742
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	638
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	498
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	431
	General Motors Co.	4.875%	10/2/23	1,955	2,112
	General Motors Co.	5.400%	10/2/23	1,500	1,636
	General Motors Co.	4.000%	4/1/25	425	462
	General Motors Co.	6.125%	10/1/25	3,300	3,868
	General Motors Co.	4.200%	10/1/27	400	445
	General Motors Co.	6.800%	10/1/27	1,800	2,248
	General Motors Co.	5.000%	10/1/28	650	752
	General Motors Co.	5.000%	4/1/35	1,030	1,218
	General Motors Co.	6.600%	4/1/36	600	806
	General Motors Co.	5.150%	4/1/38	825	983
	General Motors Co.	6.250%	10/2/43	1,235	1,661
	General Motors Co.	5.200%	4/1/45	1,120	1,361
	General Motors Co.	6.750%	4/1/46	700	992
	General Motors Co.	5.400%	4/1/48	675	838
	General Motors Co.	5.950%	4/1/49	900	1,190
	General Motors Financial Co. Inc.	3.150%	6/30/22	300	306
	General Motors Financial Co. Inc.	3.250%	1/5/23	750	773
	General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,044
	General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.150%	6/19/23	900	951
	General Motors Financial Co. Inc.	1.700%	8/18/23	550	561
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,200
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	753
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	855
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,817
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	703
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	1,064
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,839
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	523
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,343
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	895
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	578
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,357
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,558
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	544
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	884
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	932
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,741
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	490
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	897
	Genuine Parts Co.	1.875%	11/1/30	600	573
[8]	George Washington University	4.300%	9/15/44	550	690
[8]	George Washington University	4.126%	9/15/48	800	976
[8]	Georgetown University	4.315%	4/1/49	378	470
[8]	Georgetown University	2.943%	4/1/50	405	399
[8]	Georgetown University	5.215%	10/1/18	243	353
	Harley-Davidson Inc.	4.625%	7/28/45	500	539
	Hasbro Inc.	3.550%	11/19/26	500	545
	Hasbro Inc.	3.900%	11/19/29	725	799
	Hasbro Inc.	6.350%	3/15/40	400	552
	Hasbro Inc.	5.100%	5/15/44	350	424
	Home Depot Inc.	2.700%	4/1/23	600	619
	Home Depot Inc.	3.000%	4/1/26	1,750	1,888
	Home Depot Inc.	2.500%	4/15/27	2,940	3,117
	Home Depot Inc.	0.900%	3/15/28	850	816
	Home Depot Inc.	1.500%	9/15/28	700	693
	Home Depot Inc.	3.900%	12/6/28	700	801
	Home Depot Inc.	2.950%	6/15/29	2,400	2,591
	Home Depot Inc.	2.700%	4/15/30	3,215	3,402
	Home Depot Inc.	1.375%	3/15/31	1,000	947
	Home Depot Inc.	1.875%	9/15/31	700	688
	Home Depot Inc.	5.875%	12/16/36	2,495	3,517
	Home Depot Inc.	3.300%	4/15/40	3,415	3,702
	Home Depot Inc.	5.950%	4/1/41	1,775	2,551
	Home Depot Inc.	4.200%	4/1/43	975	1,175
	Home Depot Inc.	4.400%	3/15/45	500	624
	Home Depot Inc.	4.250%	4/1/46	1,320	1,621
	Home Depot Inc.	3.900%	6/15/47	900	1,054
	Home Depot Inc.	4.500%	12/6/48	875	1,124
	Home Depot Inc.	3.125%	12/15/49	2,350	2,451
	Home Depot Inc.	3.350%	4/15/50	1,000	1,082
	Home Depot Inc.	2.375%	3/15/51	1,000	909
	Home Depot Inc.	2.750%	9/15/51	2,000	1,952
	Hyatt Hotels Corp.	3.375%	7/15/23	800	830
[10]	Hyatt Hotels Corp.	1.300%	10/1/23	500	501
[10]	Hyatt Hotels Corp.	1.800%	10/1/24	500	501
	Hyatt Hotels Corp.	5.375%	4/23/25	500	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hyatt Hotels Corp.	4.850%	3/15/26	350	389
	Hyatt Hotels Corp.	4.375%	9/15/28	850	929
	Hyatt Hotels Corp.	5.750%	4/23/30	400	479
	JD.com Inc.	3.875%	4/29/26	400	433
	JD.com Inc.	3.375%	1/14/30	300	315
	JD.com Inc.	4.125%	1/14/50	400	421
[8]	Johns Hopkins University	4.083%	7/1/53	490	626
	Kohl's Corp.	3.375%	5/1/31	500	516
	Kohl's Corp.	5.550%	7/17/45	750	893
	Las Vegas Sands Corp.	3.200%	8/8/24	2,450	2,515
	Las Vegas Sands Corp.	2.900%	6/25/25	425	427
	Las Vegas Sands Corp.	3.500%	8/18/26	1,200	1,228
	Las Vegas Sands Corp.	3.900%	8/8/29	290	296
	Lear Corp.	3.800%	9/15/27	500	553
	Lear Corp.	4.250%	5/15/29	400	447
	Lear Corp.	3.500%	5/30/30	350	375
	Lear Corp.	5.250%	5/15/49	500	619
	Leggett & Platt Inc.	3.800%	11/15/24	550	588
	Leggett & Platt Inc.	3.500%	11/15/27	700	761
	Leland Stanford Junior University	1.289%	6/1/27	100	100
	Leland Stanford Junior University	3.647%	5/1/48	1,075	1,288
	Leland Stanford Junior University	2.413%	6/1/50	355	341
	Lennar Corp.	4.750%	11/15/22	400	415
	Lennar Corp.	4.500%	4/30/24	1,000	1,082
	Lennar Corp.	4.750%	5/30/25	1,000	1,114
	Lennar Corp.	5.250%	6/1/26	1,500	1,723
	Lennar Corp.	4.750%	11/29/27	1,000	1,158
	Lowe's Cos. Inc.	3.875%	9/15/23	3,300	3,493
	Lowe's Cos. Inc.	3.125%	9/15/24	400	425
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	1,096
	Lowe's Cos. Inc.	3.375%	9/15/25	975	1,056
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,793
	Lowe's Cos. Inc.	3.100%	5/3/27	642	695
	Lowe's Cos. Inc.	1.300%	4/15/28	500	485
	Lowe's Cos. Inc.	1.700%	9/15/28	925	917
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,715
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,612
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	957
	Lowe's Cos. Inc.	2.625%	4/1/31	1,300	1,335
	Lowe's Cos. Inc.	5.000%	4/15/40	525	666
	Lowe's Cos. Inc.	2.800%	9/15/41	1,425	1,386
	Lowe's Cos. Inc.	4.250%	9/15/44	63	71
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	1,123
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,887
	Lowe's Cos. Inc.	4.550%	4/5/49	500	618
	Lowe's Cos. Inc.	5.125%	4/15/50	500	675
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	974
	Lowe's Cos. Inc.	3.500%	4/1/51	550	585
	Magna International Inc.	3.625%	6/15/24	825	886
	Magna International Inc.	4.150%	10/1/25	300	332
	Magna International Inc.	2.450%	6/15/30	500	508
	Marriott International Inc.	3.750%	3/15/25	525	562
	Marriott International Inc.	3.750%	10/1/25	200	216
[8]	Marriott International Inc.	3.125%	6/15/26	1,809	1,933
[8]	Marriott International Inc.	4.625%	6/15/30	1,300	1,487
[8]	Marriott International Inc.	2.850%	4/15/31	1,200	1,211
[8]	Marriott International Inc.	3.500%	10/15/32	850	904
	Masco Corp.	3.500%	11/15/27	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Masco Corp.	1.500%	2/15/28	500	486
	Masco Corp.	7.750%	8/1/29	94	127
	Masco Corp.	2.000%	10/1/30	500	484
	Masco Corp.	2.000%	2/15/31	500	484
	Masco Corp.	4.500%	5/15/47	725	868
	Masco Corp.	3.125%	2/15/51	500	492
[8]	Massachusetts Institute of Technology	2.989%	7/1/50	370	398
	Massachusetts Institute of Technology	5.600%	7/1/11	860	1,481
	Massachusetts Institute of Technology	4.678%	7/1/14	700	1,006
	Massachusetts Institute of Technology	3.885%	7/1/16	150	181
[8]	McDonald's Corp.	3.350%	4/1/23	170	177
[8]	McDonald's Corp.	3.375%	5/26/25	1,209	1,302
[8]	McDonald's Corp.	3.300%	7/1/25	818	881
[8]	McDonald's Corp.	3.700%	1/30/26	1,125	1,237
[8]	McDonald's Corp.	3.500%	3/1/27	200	220
[8]	McDonald's Corp.	3.500%	7/1/27	2,750	3,036
[8]	McDonald's Corp.	3.800%	4/1/28	500	560
[8]	McDonald's Corp.	2.625%	9/1/29	600	626
[8]	McDonald's Corp.	2.125%	3/1/30	600	603
[8]	McDonald's Corp.	3.600%	7/1/30	2,175	2,419
[8]	McDonald's Corp.	4.700%	12/9/35	675	831
[8]	McDonald's Corp.	6.300%	3/1/38	100	143
[8]	McDonald's Corp.	5.700%	2/1/39	375	507
[8]	McDonald's Corp.	3.700%	2/15/42	725	796
[8]	McDonald's Corp.	3.625%	5/1/43	400	437
[8]	McDonald's Corp.	4.600%	5/26/45	925	1,141
[8]	McDonald's Corp.	4.875%	12/9/45	1,225	1,565
[8]	McDonald's Corp.	4.450%	3/1/47	750	912
[8]	McDonald's Corp.	4.450%	9/1/48	900	1,104
[8]	McDonald's Corp.	3.625%	9/1/49	2,000	2,184
[8]	McDonald's Corp.	4.200%	4/1/50	1,000	1,194
	MDC Holdings Inc.	2.500%	1/15/31	400	390
	MDC Holdings Inc.	6.000%	1/15/43	500	627
	Mohawk Industries Inc.	3.850%	2/1/23	550	570
	Mohawk Industries Inc.	3.625%	5/15/30	375	409
	NIKE Inc.	2.250%	5/1/23	50	51
	NIKE Inc.	2.400%	3/27/25	650	683
	NIKE Inc.	2.375%	11/1/26	1,000	1,057
	NIKE Inc.	2.750%	3/27/27	650	697
	NIKE Inc.	2.850%	3/27/30	1,575	1,694
	NIKE Inc.	3.250%	3/27/40	700	763
	NIKE Inc.	3.625%	5/1/43	525	603
	NIKE Inc.	3.875%	11/1/45	1,000	1,187
	NIKE Inc.	3.375%	11/1/46	375	415
	NIKE Inc.	3.375%	3/27/50	1,500	1,679
[8]	Northwestern University	4.643%	12/1/44	350	455
[8]	Northwestern University	2.640%	12/1/50	245	246
[8]	Northwestern University	3.662%	12/1/57	200	243
	NVR Inc.	3.000%	5/15/30	1,250	1,306
	O'Reilly Automotive Inc.	3.850%	6/15/23	300	314
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	547
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,446
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	401
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	479
	Owens Corning	4.200%	12/1/24	250	272
	Owens Corning	3.400%	8/15/26	500	540
	Owens Corning	3.950%	8/15/29	375	419
	Owens Corning	3.875%	6/1/30	100	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	7.000%	12/1/36	18	26
	Owens Corning	4.300%	7/15/47	1,150	1,321
	Owens Corning	4.400%	1/30/48	525	614
	President & Fellows of Harvard College	4.875%	10/15/40	250	339
	President & Fellows of Harvard College	3.150%	7/15/46	400	441
	President & Fellows of Harvard College	2.517%	10/15/50	725	716
	PulteGroup Inc.	5.500%	3/1/26	700	812
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,319
	PVH Corp.	4.625%	7/10/25	500	550
	Ralph Lauren Corp.	3.750%	9/15/25	100	110
	Ralph Lauren Corp.	2.950%	6/15/30	700	738
[8]	Rockefeller Foundation	2.492%	10/1/50	1,000	976
	Ross Stores Inc.	4.600%	4/15/25	575	642
	Ross Stores Inc.	1.875%	4/15/31	400	386
	Sands China Ltd.	5.125%	8/8/25	1,489	1,603
	Sands China Ltd.	3.800%	1/8/26	975	1,005
[3]	Sands China Ltd.	2.300%	3/8/27	300	290
	Sands China Ltd.	5.400%	8/8/28	1,500	1,658
[3]	Sands China Ltd.	2.850%	3/8/29	200	193
	Sands China Ltd.	4.375%	6/18/30	800	835
[3]	Sands China Ltd.	3.250%	8/8/31	300	290
	Snap-on Inc.	3.250%	3/1/27	225	245
	Snap-on Inc.	4.100%	3/1/48	275	334
	Snap-on Inc.	3.100%	5/1/50	400	419
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	409
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	434
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,541
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	396
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	531
	Stanley Black & Decker Inc.	2.750%	11/15/50	625	599
[8]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	214
	Starbucks Corp.	3.100%	3/1/23	1,350	1,399
	Starbucks Corp.	3.850%	10/1/23	585	620
	Starbucks Corp.	2.450%	6/15/26	665	699
	Starbucks Corp.	3.500%	3/1/28	500	550
	Starbucks Corp.	4.000%	11/15/28	250	284
	Starbucks Corp.	3.550%	8/15/29	700	774
	Starbucks Corp.	2.250%	3/12/30	600	605
	Starbucks Corp.	2.550%	11/15/30	2,000	2,057
	Starbucks Corp.	4.300%	6/15/45	200	235
	Starbucks Corp.	4.500%	11/15/48	1,685	2,081
	Starbucks Corp.	3.350%	3/12/50	700	729
	Starbucks Corp.	3.500%	11/15/50	1,000	1,064
	Steelcase Inc.	5.125%	1/18/29	335	387
	Stellantis NV	5.250%	4/15/23	1,300	1,390
	Tapestry Inc.	4.250%	4/1/25	450	487
	Tapestry Inc.	4.125%	7/15/27	475	520
	TJX Cos. Inc.	2.500%	5/15/23	800	824
	TJX Cos. Inc.	2.250%	9/15/26	750	788
	TJX Cos. Inc.	1.150%	5/15/28	500	490
	TJX Cos. Inc.	3.875%	4/15/30	1,000	1,138
	TJX Cos. Inc.	1.600%	5/15/31	500	481
	TJX Cos. Inc.	4.500%	4/15/50	500	654
	Toyota Motor Corp.	3.419%	7/20/23	895	944
	Toyota Motor Corp.	0.681%	3/25/24	3,000	3,004
	Toyota Motor Corp.	2.358%	7/2/24	300	314
	Toyota Motor Corp.	1.339%	3/25/26	1,000	1,007
	Toyota Motor Corp.	3.669%	7/20/28	500	560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Corp.	2.760%	7/2/29	400	426
[8]	Toyota Motor Credit Corp.	0.350%	10/14/22	1,000	1,001
[8]	Toyota Motor Credit Corp.	2.625%	1/10/23	550	566
[8]	Toyota Motor Credit Corp.	2.700%	1/11/23	750	773
[8]	Toyota Motor Credit Corp.	2.900%	3/30/23	1,000	1,039
[8]	Toyota Motor Credit Corp.	0.400%	4/6/23	800	801
[8]	Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	1,003
[8]	Toyota Motor Credit Corp.	1.350%	8/25/23	1,100	1,120
[8]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	499
[8]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	1,004
[8]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	771
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	699
[8]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,155
[8]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	108
[8]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	987
[8]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,491
[8]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	927
[8]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	2,065
[8]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	921
[8]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	658
	Toyota Motor Credit Corp.	3.650%	1/8/29	450	507
[8]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	634
[8]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,551
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	982
	Tractor Supply Co.	1.750%	11/1/30	400	384
[8]	Trustees of Boston College	3.129%	7/1/52	300	315
[8]	Trustees of Boston University	4.061%	10/1/48	220	268
	Trustees of Princeton University	5.700%	3/1/39	620	903
[8]	Trustees of Princeton University	2.516%	7/1/50	565	557
[8]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	308
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	861
[8]	University of Chicago	2.547%	4/1/50	800	768
	University of Chicago	3.000%	10/1/52	175	182
[8]	University of Chicago	4.003%	10/1/53	390	482
[8]	University of Notre Dame du Lac	3.438%	2/15/45	890	1,027
[8]	University of Notre Dame du Lac	3.394%	2/15/48	325	371
[8]	University of Southern California	3.028%	10/1/39	525	559
[8]	University of Southern California	3.841%	10/1/47	500	604
[8]	University of Southern California	2.945%	10/1/51	1,125	1,176
	University of Southern California	5.250%	10/1/11	275	422
[8]	University of Southern California	3.226%	10/1/20	300	303
	VF Corp.	2.400%	4/23/25	600	625
	VF Corp.	2.800%	4/23/27	700	743
	VF Corp.	2.950%	4/23/30	500	526
	Whirlpool Corp.	4.700%	6/1/22	775	796
	Whirlpool Corp.	4.000%	3/1/24	275	296
	Whirlpool Corp.	4.750%	2/26/29	600	701
	Whirlpool Corp.	4.500%	6/1/46	888	1,060
	Whirlpool Corp.	4.600%	5/15/50	200	247
[8]	William Marsh Rice University	3.574%	5/15/45	715	812
[8]	Yale University	0.873%	4/15/25	325	326
[8]	Yale University	1.482%	4/15/30	325	319
[8]	Yale University	2.402%	4/15/50	500	481
					381,410
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	2.850%	8/9/22	2,300	2,350
	Altria Group Inc.	4.000%	1/31/24	1,092	1,174
	Altria Group Inc.	3.800%	2/14/24	550	588
	Altria Group Inc.	2.350%	5/6/25	1,275	1,321
	Altria Group Inc.	4.400%	2/14/26	1,200	1,345
	Altria Group Inc.	2.625%	9/16/26	350	366
	Altria Group Inc.	4.800%	2/14/29	1,525	1,754
	Altria Group Inc.	3.400%	5/6/30	775	818
	Altria Group Inc.	2.450%	2/4/32	2,000	1,925
	Altria Group Inc.	5.800%	2/14/39	1,175	1,446
	Altria Group Inc.	3.400%	2/4/41	1,100	1,040
	Altria Group Inc.	4.250%	8/9/42	710	738
	Altria Group Inc.	4.500%	5/2/43	675	724
	Altria Group Inc.	5.375%	1/31/44	2,075	2,442
	Altria Group Inc.	3.875%	9/16/46	1,400	1,364
	Altria Group Inc.	5.950%	2/14/49	1,500	1,910
	Altria Group Inc.	4.450%	5/6/50	1,010	1,065
	Altria Group Inc.	3.700%	2/4/51	1,500	1,410
	Altria Group Inc.	6.200%	2/14/59	416	536
	Altria Group Inc.	4.000%	2/4/61	500	481
[8]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,583
[8]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	7,035
[8]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	9,682	12,024
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	1,027
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,103
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	799
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,808
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	4,434
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,580	5,393
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	4,054
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,430
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,200
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,631
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,166
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	2,052
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,275	1,372
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	3,083
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,787	2,097
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	2,166
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,450	1,735
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,700
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	2,435
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,755
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	739
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	375
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	351
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	681
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	490
	Avery Dennison Corp.	4.875%	12/6/28	300	355
	Avery Dennison Corp.	2.650%	4/30/30	750	767
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,157
	BAT Capital Corp.	3.222%	8/15/24	3,350	3,553
	BAT Capital Corp.	3.215%	9/6/26	800	853
	BAT Capital Corp.	4.700%	4/2/27	3,750	4,234
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,936
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,416
	BAT Capital Corp.	3.462%	9/6/29	200	210
	BAT Capital Corp.	4.906%	4/2/30	500	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	2.726%	3/25/31	750	739
	BAT Capital Corp.	4.390%	8/15/37	775	828
	BAT Capital Corp.	3.734%	9/25/40	1,000	969
	BAT Capital Corp.	4.540%	8/15/47	2,025	2,110
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,981
	BAT Capital Corp.	3.984%	9/25/50	1,425	1,375
	BAT International Finance plc	1.668%	3/25/26	750	750
	Beam Suntory Inc.	3.250%	6/15/23	50	52
	Brown-Forman Corp.	3.500%	4/15/25	350	379
	Brown-Forman Corp.	4.500%	7/15/45	395	503
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	676
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,392
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	552
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	1,014
	Campbell Soup Co.	3.650%	3/15/23	279	291
	Campbell Soup Co.	3.950%	3/15/25	300	327
	Campbell Soup Co.	3.300%	3/19/25	700	748
	Campbell Soup Co.	4.150%	3/15/28	625	704
	Campbell Soup Co.	2.375%	4/24/30	400	403
	Campbell Soup Co.	4.800%	3/15/48	550	688
	Campbell Soup Co.	3.125%	4/24/50	525	513
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	102
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	379
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	379
	Clorox Co.	3.500%	12/15/24	600	649
	Clorox Co.	3.100%	10/1/27	650	704
	Clorox Co.	3.900%	5/15/28	400	451
	Clorox Co.	1.800%	5/15/30	1,100	1,074
	Coca-Cola Co.	1.750%	9/6/24	775	804
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,384
	Coca-Cola Co.	1.450%	6/1/27	100	101
	Coca-Cola Co.	1.500%	3/5/28	500	498
	Coca-Cola Co.	1.000%	3/15/28	821	793
	Coca-Cola Co.	2.125%	9/6/29	500	512
	Coca-Cola Co.	3.450%	3/25/30	900	1,007
	Coca-Cola Co.	1.650%	6/1/30	2,125	2,075
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,187
	Coca-Cola Co.	2.250%	1/5/32	1,000	1,013
	Coca-Cola Co.	4.125%	3/25/40	350	414
	Coca-Cola Co.	2.500%	6/1/40	1,300	1,266
	Coca-Cola Co.	2.875%	5/5/41	500	515
	Coca-Cola Co.	4.200%	3/25/50	525	658
	Coca-Cola Co.	2.600%	6/1/50	1,150	1,101
	Coca-Cola Co.	3.000%	3/5/51	1,000	1,034
	Coca-Cola Co.	2.500%	3/15/51	2,225	2,099
	Coca-Cola Co.	2.750%	6/1/60	600	580
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	384
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	620
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	474
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	860
[8]	Colgate-Palmolive Co.	1.950%	2/1/23	400	409
[8]	Colgate-Palmolive Co.	3.250%	3/15/24	825	881
[8]	Colgate-Palmolive Co.	4.000%	8/15/45	550	684
	Conagra Brands Inc.	3.250%	9/15/22	750	769
	Conagra Brands Inc.	3.200%	1/25/23	355	365
	Conagra Brands Inc.	0.500%	8/11/23	500	500
	Conagra Brands Inc.	4.300%	5/1/24	625	678
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,167

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	1.375%	11/1/27	1,325	1,291
Conagra Brands Inc.	7.000%	10/1/28	100	131
Conagra Brands Inc.	4.850%	11/1/28	1,025	1,205
Conagra Brands Inc.	8.250%	9/15/30	250	365
Conagra Brands Inc.	5.300%	11/1/38	1,250	1,589
Conagra Brands Inc.	5.400%	11/1/48	775	1,038
Constellation Brands Inc.	3.200%	2/15/23	750	776
Constellation Brands Inc.	4.250%	5/1/23	900	952
Constellation Brands Inc.	4.750%	11/15/24	375	418
Constellation Brands Inc.	4.400%	11/15/25	400	448
Constellation Brands Inc.	4.750%	12/1/25	500	569
Constellation Brands Inc.	3.700%	12/6/26	550	608
Constellation Brands Inc.	3.500%	5/9/27	450	494
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,871
Constellation Brands Inc.	4.650%	11/15/28	250	291
Constellation Brands Inc.	3.150%	8/1/29	625	669
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,326
Constellation Brands Inc.	2.250%	8/1/31	700	689
Constellation Brands Inc.	4.500%	5/9/47	875	1,044
Constellation Brands Inc.	4.100%	2/15/48	275	311
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,419
Constellation Brands Inc.	3.750%	5/1/50	575	625
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,135
Costco Wholesale Corp.	3.000%	5/18/27	800	874
Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,990
Costco Wholesale Corp.	1.600%	4/20/30	1,000	977
Costco Wholesale Corp.	1.750%	4/20/32	5,550	5,441
Delhaize America LLC	9.000%	4/15/31	475	724
Diageo Capital plc	2.625%	4/29/23	2,000	2,061
Diageo Capital plc	2.125%	10/24/24	1,100	1,146
Diageo Capital plc	1.375%	9/29/25	550	556
Diageo Capital plc	2.375%	10/24/29	800	824
Diageo Capital plc	2.000%	4/29/30	1,000	994
Diageo Capital plc	2.125%	4/29/32	675	671
Diageo Capital plc	5.875%	9/30/36	250	351
Diageo Capital plc	3.875%	4/29/43	25	29
Diageo Investment Corp.	7.450%	4/15/35	325	503
Diageo Investment Corp.	4.250%	5/11/42	375	455
Dollar General Corp.	3.250%	4/15/23	1,300	1,348
Dollar General Corp.	4.150%	11/1/25	500	554
Dollar General Corp.	3.875%	4/15/27	550	613
Dollar General Corp.	4.125%	5/1/28	400	454
Dollar General Corp.	3.500%	4/3/30	900	990
Dollar General Corp.	4.125%	4/3/50	1,400	1,634
Dollar Tree Inc.	3.700%	5/15/23	475	498
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,585
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	436
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	545
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	629
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	497
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	213
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	468
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	483
Flowers Foods Inc.	3.500%	10/1/26	350	380
Flowers Foods Inc.	2.400%	3/15/31	1,000	997
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	2,251
	General Mills Inc.	2.600%	10/12/22	450	459
	General Mills Inc.	3.700%	10/17/23	2,250	2,389
	General Mills Inc.	3.650%	2/15/24	325	345
	General Mills Inc.	4.200%	4/17/28	1,100	1,251
	General Mills Inc.	2.875%	4/15/30	550	579
[3]	General Mills Inc.	3.000%	2/1/51	1,398	1,396
	Hershey Co.	2.625%	5/1/23	250	257
	Hershey Co.	3.375%	5/15/23	825	863
	Hershey Co.	2.050%	11/15/24	246	256
	Hershey Co.	0.900%	6/1/25	175	175
	Hershey Co.	3.200%	8/21/25	455	490
	Hershey Co.	1.700%	6/1/30	395	389
	Hershey Co.	3.125%	11/15/49	275	291
	Hershey Co.	2.650%	6/1/50	700	680
	Hormel Foods Corp.	0.650%	6/3/24	750	751
	Hormel Foods Corp.	1.700%	6/3/28	500	502
	Hormel Foods Corp.	1.800%	6/11/30	775	763
	Hormel Foods Corp.	3.050%	6/3/51	750	779
	Ingredion Inc.	3.200%	10/1/26	400	432
	Ingredion Inc.	2.900%	6/1/30	600	627
	Ingredion Inc.	3.900%	6/1/50	300	338
	J M Smucker Co.	3.500%	3/15/25	700	756
	J M Smucker Co.	3.375%	12/15/27	300	328
	J M Smucker Co.	2.375%	3/15/30	350	356
	J M Smucker Co.	2.125%	3/15/32	500	489
	J M Smucker Co.	4.250%	3/15/35	400	469
	J M Smucker Co.	2.750%	9/15/41	250	242
	J M Smucker Co.	4.375%	3/15/45	100	120
	J M Smucker Co.	3.550%	3/15/50	550	594
	Kellogg Co.	2.650%	12/1/23	209	219
	Kellogg Co.	3.250%	4/1/26	950	1,029
	Kellogg Co.	3.400%	11/15/27	950	1,039
	Kellogg Co.	4.300%	5/15/28	425	487
	Kellogg Co.	2.100%	6/1/30	500	495
[8]	Kellogg Co.	7.450%	4/1/31	500	716
	Keurig Dr Pepper Inc.	4.057%	5/25/23	804	850
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,423
	Keurig Dr Pepper Inc.	4.417%	5/25/25	875	972
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	271
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	343
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	412
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,768
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	500
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	62
	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	532
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,214
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	390
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	647
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	520
	Kimberly-Clark Corp.	2.400%	6/1/23	150	155
	Kimberly-Clark Corp.	3.050%	8/15/25	100	108
	Kimberly-Clark Corp.	2.750%	2/15/26	350	376
	Kimberly-Clark Corp.	1.050%	9/15/27	600	591
	Kimberly-Clark Corp.	3.950%	11/1/28	100	115
	Kimberly-Clark Corp.	3.200%	4/25/29	575	630
	Kimberly-Clark Corp.	3.100%	3/26/30	560	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimberly-Clark Corp.	5.300%	3/1/41	700	949
	Kimberly-Clark Corp.	3.200%	7/30/46	325	349
	Kimberly-Clark Corp.	3.900%	5/4/47	550	658
	Kimberly-Clark Corp.	2.875%	2/7/50	415	421
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	209
	Kroger Co.	3.850%	8/1/23	325	342
	Kroger Co.	4.000%	2/1/24	400	428
	Kroger Co.	3.500%	2/1/26	500	547
	Kroger Co.	2.650%	10/15/26	500	530
	Kroger Co.	4.500%	1/15/29	500	585
[8]	Kroger Co.	7.700%	6/1/29	200	274
	Kroger Co.	8.000%	9/15/29	750	1,045
	Kroger Co.	2.200%	5/1/30	1,250	1,254
	Kroger Co.	1.700%	1/15/31	1,250	1,194
	Kroger Co.	6.900%	4/15/38	300	441
	Kroger Co.	5.400%	7/15/40	250	327
	Kroger Co.	5.000%	4/15/42	650	824
	Kroger Co.	5.150%	8/1/43	350	456
	Kroger Co.	4.450%	2/1/47	429	512
	Kroger Co.	4.650%	1/15/48	325	399
	Kroger Co.	5.400%	1/15/49	250	342
	Kroger Co.	3.950%	1/15/50	700	792
	McCormick & Co. Inc.	3.150%	8/15/24	600	638
	McCormick & Co. Inc.	3.400%	8/15/27	700	769
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,353
	McCormick & Co. Inc.	1.850%	2/15/31	500	483
	McCormick & Co. Inc.	4.200%	8/15/47	75	89
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,374
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	906
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	966
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,764
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,394
	Molson Coors Beverage Co.	4.200%	7/15/46	2,485	2,750
[3]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	350	356
	Mondelez International Inc.	1.500%	5/4/25	400	405
	Mondelez International Inc.	2.750%	4/13/30	1,950	2,040
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,177
	Mondelez International Inc.	1.875%	10/15/32	500	479
	Mondelez International Inc.	2.625%	9/4/50	1,000	920
	PepsiCo Inc.	2.750%	3/1/23	1,000	1,035
	PepsiCo Inc.	0.750%	5/1/23	450	454
	PepsiCo Inc.	0.400%	10/7/23	500	501
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,787
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,560
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,832
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,552
	PepsiCo Inc.	2.850%	2/24/26	575	617
	PepsiCo Inc.	2.625%	3/19/27	375	400
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,341
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,306
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,693
	PepsiCo Inc.	1.400%	2/25/31	750	720
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,483
	PepsiCo Inc.	4.000%	3/5/42	541	644
	PepsiCo Inc.	3.600%	8/13/42	725	820
	PepsiCo Inc.	4.250%	10/22/44	875	1,069
	PepsiCo Inc.	4.600%	7/17/45	435	560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	4.450%	4/14/46	2,150	2,729
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,851
	PepsiCo Inc.	3.375%	7/29/49	1,850	2,031
	PepsiCo Inc.	2.875%	10/15/49	875	891
	PepsiCo Inc.	3.625%	3/19/50	785	905
	PepsiCo Inc.	3.875%	3/19/60	560	680
	Philip Morris International Inc.	2.375%	8/17/22	550	559
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,635
	Philip Morris International Inc.	2.625%	3/6/23	550	568
	Philip Morris International Inc.	1.125%	5/1/23	450	456
	Philip Morris International Inc.	2.125%	5/10/23	450	461
	Philip Morris International Inc.	3.600%	11/15/23	940	1,002
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,055
	Philip Morris International Inc.	1.500%	5/1/25	950	964
	Philip Morris International Inc.	3.375%	8/11/25	675	729
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,331
	Philip Morris International Inc.	0.875%	5/1/26	500	491
	Philip Morris International Inc.	3.125%	8/17/27	425	461
	Philip Morris International Inc.	3.125%	3/2/28	400	431
	Philip Morris International Inc.	3.375%	8/15/29	600	658
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,567
	Philip Morris International Inc.	1.750%	11/1/30	500	481
	Philip Morris International Inc.	6.375%	5/16/38	575	808
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,358
	Philip Morris International Inc.	4.500%	3/20/42	550	644
	Philip Morris International Inc.	3.875%	8/21/42	75	81
	Philip Morris International Inc.	4.125%	3/4/43	875	979
	Philip Morris International Inc.	4.875%	11/15/43	775	954
	Philip Morris International Inc.	4.250%	11/10/44	960	1,100
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,078
	Procter & Gamble Co.	0.550%	10/29/25	800	788
	Procter & Gamble Co.	2.450%	11/3/26	800	850
	Procter & Gamble Co.	2.800%	3/25/27	4,000	4,306
	Procter & Gamble Co.	3.000%	3/25/30	2,055	2,246
	Procter & Gamble Co.	1.200%	10/29/30	625	594
	Procter & Gamble Co.	5.550%	3/5/37	625	891
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,514
	Procter & Gamble Co.	3.500%	10/25/47	413	490
	Procter & Gamble Co.	3.600%	3/25/50	806	982
	Reynolds American Inc.	4.850%	9/15/23	250	271
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,460
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,285
	Reynolds American Inc.	7.250%	6/15/37	325	438
[8]	Reynolds American Inc.	8.125%	5/1/40	400	579
[8]	Reynolds American Inc.	7.000%	8/4/41	150	200
	Reynolds American Inc.	6.150%	9/15/43	400	501
	Reynolds American Inc.	5.850%	8/15/45	1,985	2,418
	Sysco Corp.	3.750%	10/1/25	1,086	1,188
	Sysco Corp.	3.300%	7/15/26	975	1,053
	Sysco Corp.	3.250%	7/15/27	925	1,000
	Sysco Corp.	5.950%	4/1/30	564	718
	Sysco Corp.	6.600%	4/1/40	735	1,078
	Sysco Corp.	4.850%	10/1/45	125	156
	Sysco Corp.	4.500%	4/1/46	950	1,135
	Sysco Corp.	4.450%	3/15/48	700	834
	Sysco Corp.	3.300%	2/15/50	425	436
	Sysco Corp.	6.600%	4/1/50	950	1,497
	Target Corp.	3.500%	7/1/24	877	947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	2.250%	4/15/25	500	522
	Target Corp.	2.500%	4/15/26	1,075	1,148
	Target Corp.	3.375%	4/15/29	850	943
	Target Corp.	2.350%	2/15/30	500	517
	Target Corp.	2.650%	9/15/30	1,750	1,855
	Target Corp.	6.500%	10/15/37	450	682
	Target Corp.	7.000%	1/15/38	300	474
	Target Corp.	4.000%	7/1/42	500	610
	Target Corp.	3.625%	4/15/46	500	583
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,887
	Tyson Foods Inc.	4.000%	3/1/26	580	645
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,242
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,324
	Tyson Foods Inc.	4.875%	8/15/34	425	522
	Tyson Foods Inc.	5.150%	8/15/44	550	716
	Tyson Foods Inc.	4.550%	6/2/47	450	551
	Tyson Foods Inc.	5.100%	9/28/48	1,700	2,244
	Unilever Capital Corp.	0.375%	9/14/23	500	500
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,762
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,207
	Unilever Capital Corp.	0.626%	8/12/24	500	500
	Unilever Capital Corp.	3.375%	3/22/25	250	270
	Unilever Capital Corp.	3.100%	7/30/25	550	593
	Unilever Capital Corp.	2.000%	7/28/26	550	571
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,608
	Unilever Capital Corp.	1.375%	9/14/30	500	477
	Unilever Capital Corp.	1.750%	8/12/31	500	488
	Unilever Capital Corp.	5.900%	11/15/32	800	1,084
[8]	Unilever Capital Corp.	2.625%	8/12/51	500	482
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,652
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,599
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,283
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,457
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	550	611
	Walmart Inc.	2.350%	12/15/22	975	997
	Walmart Inc.	2.550%	4/11/23	575	592
	Walmart Inc.	3.400%	6/26/23	1,650	1,735
	Walmart Inc.	3.300%	4/22/24	1,225	1,305
	Walmart Inc.	2.850%	7/8/24	1,150	1,219
	Walmart Inc.	2.650%	12/15/24	875	928
	Walmart Inc.	3.550%	6/26/25	1,275	1,393
	Walmart Inc.	3.050%	7/8/26	1,700	1,849
	Walmart Inc.	1.050%	9/17/26	462	462
	Walmart Inc.	1.500%	9/22/28	925	921
	Walmart Inc.	3.250%	7/8/29	1,633	1,812
	Walmart Inc.	2.375%	9/24/29	175	184
	Walmart Inc.	1.800%	9/22/31	462	458
	Walmart Inc.	5.250%	9/1/35	820	1,124
	Walmart Inc.	6.200%	4/15/38	570	851
	Walmart Inc.	3.950%	6/28/38	2,175	2,586
	Walmart Inc.	5.625%	4/1/40	312	449
	Walmart Inc.	5.000%	10/25/40	235	316
	Walmart Inc.	2.500%	9/22/41	463	461
	Walmart Inc.	4.000%	4/11/43	1,920	2,312
	Walmart Inc.	3.625%	12/15/47	1,300	1,510
	Walmart Inc.	4.050%	6/29/48	1,256	1,575
	Walmart Inc.	2.950%	9/24/49	1,720	1,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.650%	9/22/51	925	921
					422,920
Energy (0.8%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	1,540	1,582
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	1,050	1,145
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	650	697
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	400	468
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	1,269	1,428
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,303
	Boardwalk Pipelines LP	3.375%	2/1/23	310	319
	Boardwalk Pipelines LP	4.950%	12/15/24	945	1,047
	Boardwalk Pipelines LP	5.950%	6/1/26	425	498
	Boardwalk Pipelines LP	4.800%	5/3/29	100	114
	BP Capital Markets America Inc.	2.937%	4/6/23	200	207
[8]	BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,950
	BP Capital Markets America Inc.	3.790%	2/6/24	2,000	2,141
[8]	BP Capital Markets America Inc.	3.224%	4/14/24	500	530
	BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,155
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,774
	BP Capital Markets America Inc.	3.410%	2/11/26	800	872
[8]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	3,025
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	2,029
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,898
	BP Capital Markets America Inc.	1.749%	8/10/30	900	875
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	1,009
	BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,637
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	1,337
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,805
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	1,149
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,890
	BP Capital Markets plc	2.500%	11/6/22	889	911
	BP Capital Markets plc	3.994%	9/26/23	350	374
	BP Capital Markets plc	3.535%	11/4/24	1,335	1,443
	BP Capital Markets plc	3.506%	3/17/25	950	1,029
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,337
	BP Capital Markets plc	3.723%	11/28/28	685	763
	Burlington Resources LLC	7.400%	12/1/31	600	874
	Burlington Resources LLC	5.950%	10/15/36	400	549
	Canadian Natural Resources Ltd.	2.950%	1/15/23	800	823
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	426
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	541
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	410
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	2,190
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,551
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	641
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	522
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	882
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	935
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,332
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	451
[8]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	111
	Cenovus Energy Inc.	5.375%	7/15/25	1,106	1,252
	Cenovus Energy Inc.	4.250%	4/15/27	1,700	1,890
	Cenovus Energy Inc.	4.400%	4/15/29	575	644
	Cenovus Energy Inc.	2.650%	1/15/32	450	442
	Cenovus Energy Inc.	5.250%	6/15/37	1,000	1,190
	Cenovus Energy Inc.	6.800%	9/15/37	300	400
	Cenovus Energy Inc.	6.750%	11/15/39	1,525	2,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	5.400%	6/15/47	925	1,138
	Cenovus Energy Inc.	3.750%	2/15/52	700	683
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,356
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	847
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,602
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,251
[3]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	593
	Chevron Corp.	2.355%	12/5/22	4,245	4,327
	Chevron Corp.	1.141%	5/11/23	900	912
	Chevron Corp.	3.191%	6/24/23	1,175	1,225
	Chevron Corp.	2.895%	3/3/24	200	211
	Chevron Corp.	1.554%	5/11/25	3,150	3,221
	Chevron Corp.	3.326%	11/17/25	200	218
	Chevron Corp.	1.995%	5/11/27	500	516
	Chevron Corp.	2.236%	5/11/30	2,200	2,256
	Chevron Corp.	2.978%	5/11/40	1,300	1,342
	Chevron Corp.	3.078%	5/11/50	900	932
	Chevron USA Inc.	0.333%	8/12/22	500	501
	Chevron USA Inc.	0.426%	8/11/23	500	501
	Chevron USA Inc.	0.687%	8/12/25	500	495
	Chevron USA Inc.	1.018%	8/12/27	500	489
	Chevron USA Inc.	3.850%	1/15/28	450	508
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,095
	Chevron USA Inc.	6.000%	3/1/41	1,210	1,752
	Chevron USA Inc.	5.250%	11/15/43	450	607
	Chevron USA Inc.	5.050%	11/15/44	450	601
	Chevron USA Inc.	4.950%	8/15/47	350	466
	Chevron USA Inc.	4.200%	10/15/49	475	578
	Chevron USA Inc.	2.343%	8/12/50	500	452
	Cimarex Energy Co.	4.375%	6/1/24	700	755
	Cimarex Energy Co.	3.900%	5/15/27	700	766
	Cimarex Energy Co.	4.375%	3/15/29	600	677
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	200	207
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	209
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	225
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,160
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	916
[3]	ConocoPhillips	3.750%	10/1/27	1,250	1,394
[3]	ConocoPhillips	4.300%	8/15/28	1,000	1,151
[3]	ConocoPhillips	2.400%	2/15/31	500	508
	ConocoPhillips	5.900%	10/15/32	400	530
	ConocoPhillips	5.900%	5/15/38	1,255	1,725
	ConocoPhillips	6.500%	2/1/39	1,950	2,850
[3]	ConocoPhillips	4.875%	10/1/47	2,355	3,055
	ConocoPhillips Co.	3.350%	11/15/24	200	215
	ConocoPhillips Co.	4.950%	3/15/26	1,000	1,150
	ConocoPhillips Co.	6.950%	4/15/29	875	1,172
	ConocoPhillips Co.	4.300%	11/15/44	750	900
[3]	Devon Energy Corp.	5.250%	9/15/24	600	664
	Devon Energy Corp.	5.850%	12/15/25	300	347
[3]	Devon Energy Corp.	5.250%	10/15/27	260	276
[3]	Devon Energy Corp.	5.875%	6/15/28	260	286
[3]	Devon Energy Corp.	4.500%	1/15/30	518	564
	Devon Energy Corp.	7.875%	9/30/31	590	832
	Devon Energy Corp.	7.950%	4/15/32	245	348
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,643
	Devon Energy Corp.	4.750%	5/15/42	600	682
	Devon Energy Corp.	5.000%	6/15/45	700	821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	0.900%	3/24/23	500	500
	Diamondback Energy Inc.	2.875%	12/1/24	800	839
	Diamondback Energy Inc.	3.250%	12/1/26	700	748
	Diamondback Energy Inc.	3.500%	12/1/29	1,700	1,819
	Diamondback Energy Inc.	3.125%	3/24/31	875	907
	Diamondback Energy Inc.	4.400%	3/24/51	500	567
[3]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	89
[3]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	1,052
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	399
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	477
	Enable Midstream Partners LP	3.900%	5/15/24	625	664
	Enable Midstream Partners LP	4.400%	3/15/27	800	887
	Enable Midstream Partners LP	4.950%	5/15/28	800	900
	Enable Midstream Partners LP	4.150%	9/15/29	550	596
	Enable Midstream Partners LP	5.000%	5/15/44	450	492
	Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,677
[8]	Enbridge Energy Partners LP	7.500%	4/15/38	300	447
	Enbridge Energy Partners LP	5.500%	9/15/40	75	96
	Enbridge Energy Partners LP	7.375%	10/15/45	1,300	2,065
[10]	Enbridge Inc.	0.550%	10/4/23	500	500
	Enbridge Inc.	3.500%	6/10/24	500	533
	Enbridge Inc.	2.500%	1/15/25	715	745
[10]	Enbridge Inc.	1.600%	10/4/26	500	502
	Enbridge Inc.	3.700%	7/15/27	800	879
	Enbridge Inc.	3.125%	11/15/29	825	882
	Enbridge Inc.	2.500%	8/1/33	900	903
	Enbridge Inc.	4.500%	6/10/44	925	1,075
	Enbridge Inc.	5.500%	12/1/46	300	402
	Enbridge Inc.	4.000%	11/15/49	325	364
	Enbridge Inc.	3.400%	8/1/51	1,000	1,007
	Energy Transfer LP	5.000%	10/1/22	1,050	1,084
	Energy Transfer LP	3.600%	2/1/23	975	1,005
[8]	Energy Transfer LP	4.250%	3/15/23	1,600	1,667
[8]	Energy Transfer LP	4.200%	9/15/23	300	319
	Energy Transfer LP	4.500%	11/1/23	475	506
	Energy Transfer LP	4.250%	4/1/24	900	963
	Energy Transfer LP	4.050%	3/15/25	2,091	2,257
	Energy Transfer LP	2.900%	5/15/25	375	393
	Energy Transfer LP	5.950%	12/1/25	1,878	2,177
	Energy Transfer LP	4.750%	1/15/26	300	335
[8]	Energy Transfer LP	5.500%	6/1/27	1,000	1,174
	Energy Transfer LP	5.250%	4/15/29	1,300	1,523
	Energy Transfer LP	3.750%	5/15/30	1,775	1,916
	Energy Transfer LP	4.900%	3/15/35	250	287
	Energy Transfer LP	6.625%	10/15/36	350	457
[8]	Energy Transfer LP	5.800%	6/15/38	1,080	1,323
	Energy Transfer LP	7.500%	7/1/38	800	1,112
	Energy Transfer LP	6.050%	6/1/41	875	1,085
	Energy Transfer LP	6.500%	2/1/42	300	391
	Energy Transfer LP	5.150%	2/1/43	425	479
	Energy Transfer LP	5.300%	4/1/44	950	1,104
	Energy Transfer LP	5.150%	3/15/45	150	172
	Energy Transfer LP	5.350%	5/15/45	1,525	1,780
	Energy Transfer LP	6.125%	12/15/45	1,050	1,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.300%	4/15/47	1,705	1,993
	Energy Transfer LP	5.400%	10/1/47	700	835
	Energy Transfer LP	6.000%	6/15/48	850	1,077
	Energy Transfer LP	6.250%	4/15/49	1,200	1,579
	Energy Transfer LP	5.000%	5/15/50	1,900	2,194
	Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,294
	Enterprise Products Operating LLC	3.900%	2/15/24	750	800
	Enterprise Products Operating LLC	3.750%	2/15/25	825	895
	Enterprise Products Operating LLC	3.700%	2/15/26	400	439
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,469
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,282
[8]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,917
	Enterprise Products Operating LLC	7.550%	4/15/38	300	460
	Enterprise Products Operating LLC	5.950%	2/1/41	470	638
	Enterprise Products Operating LLC	4.850%	8/15/42	850	1,028
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,150
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,141
	Enterprise Products Operating LLC	5.100%	2/15/45	982	1,223
	Enterprise Products Operating LLC	4.900%	5/15/46	500	613
	Enterprise Products Operating LLC	4.250%	2/15/48	950	1,076
	Enterprise Products Operating LLC	4.800%	2/1/49	2,000	2,438
	Enterprise Products Operating LLC	4.200%	1/31/50	2,100	2,369
	Enterprise Products Operating LLC	3.200%	2/15/52	500	483
	Enterprise Products Operating LLC	3.300%	2/15/53	950	933
	Enterprise Products Operating LLC	4.950%	10/15/54	300	378
	Enterprise Products Operating LLC	3.950%	1/31/60	2,300	2,471
[8]	Enterprise Products Operating LLC	5.250%	8/16/77	400	418
[8]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,276
	EOG Resources Inc.	2.625%	3/15/23	900	925
	EOG Resources Inc.	4.150%	1/15/26	600	670
	EOG Resources Inc.	4.375%	4/15/30	1,000	1,167
	EOG Resources Inc.	4.950%	4/15/50	700	926
	Exxon Mobil Corp.	1.571%	4/15/23	3,730	3,802
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,118
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	6,160
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,457
	Exxon Mobil Corp.	2.275%	8/16/26	400	420
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,207
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,042
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,586
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,964
	Exxon Mobil Corp.	2.995%	8/16/39	3,965	4,095
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	4,216
	Exxon Mobil Corp.	3.567%	3/6/45	750	820
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,173
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	1,284
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,810
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,781
	Halliburton Co.	3.500%	8/1/23	50	52
	Halliburton Co.	3.800%	11/15/25	892	977
	Halliburton Co.	2.920%	3/1/30	900	931
	Halliburton Co.	4.850%	11/15/35	1,000	1,180
	Halliburton Co.	6.700%	9/15/38	1,070	1,460
	Halliburton Co.	4.500%	11/15/41	675	743
	Halliburton Co.	4.750%	8/1/43	725	827
	Halliburton Co.	5.000%	11/15/45	1,909	2,285
[8]	Helmerich & Payne Inc.	4.650%	3/15/25	300	334
[3]	Helmerich & Payne Inc.	2.900%	9/29/31	565	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	3.500%	7/15/24	245	259
	Hess Corp.	4.300%	4/1/27	500	555
	Hess Corp.	7.300%	8/15/31	485	655
	Hess Corp.	7.125%	3/15/33	415	561
	Hess Corp.	6.000%	1/15/40	722	931
	Hess Corp.	5.600%	2/15/41	1,100	1,367
	Hess Corp.	5.800%	4/1/47	500	650
	HollyFrontier Corp.	2.625%	10/1/23	400	413
	HollyFrontier Corp.	5.875%	4/1/26	860	986
	HollyFrontier Corp.	4.500%	10/1/30	900	980
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	487
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,754
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	925
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	246
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	384
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	543
[8]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	475
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	2,241
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,788
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	446
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	2,082
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	594
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	625
	Kinder Morgan Inc.	3.150%	1/15/23	300	310
	Kinder Morgan Inc.	4.300%	6/1/25	817	902
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,224
	Kinder Morgan Inc.	2.000%	2/15/31	500	483
[8]	Kinder Morgan Inc.	7.800%	8/1/31	330	471
[8]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,469
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,634
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,755
	Kinder Morgan Inc.	5.050%	2/15/46	200	242
	Kinder Morgan Inc.	3.250%	8/1/50	2,500	2,398
	Kinder Morgan Inc.	3.600%	2/15/51	1,025	1,038
	Magellan Midstream Partners LP	5.000%	3/1/26	450	513
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	1,068
	Magellan Midstream Partners LP	5.150%	10/15/43	350	424
	Magellan Midstream Partners LP	4.250%	9/15/46	300	334
	Magellan Midstream Partners LP	4.200%	10/3/47	725	797
	Magellan Midstream Partners LP	4.850%	2/1/49	200	238
	Magellan Midstream Partners LP	3.950%	3/1/50	625	666
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,518
	Marathon Oil Corp.	6.800%	3/15/32	930	1,205
	Marathon Oil Corp.	6.600%	10/1/37	650	862
	Marathon Oil Corp.	5.200%	6/1/45	200	238
	Marathon Petroleum Corp.	4.500%	5/1/23	1,000	1,057
	Marathon Petroleum Corp.	4.750%	12/15/23	1,000	1,080
	Marathon Petroleum Corp.	4.700%	5/1/25	3,000	3,349
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,204
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,264
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,480
	Marathon Petroleum Corp.	4.750%	9/15/44	200	234
	Marathon Petroleum Corp.	4.500%	4/1/48	900	1,022
	Marathon Petroleum Corp.	5.000%	9/15/54	325	389
	MPLX LP	3.500%	12/1/22	150	155
	MPLX LP	3.375%	3/15/23	400	415
	MPLX LP	4.500%	7/15/23	1,300	1,376
	MPLX LP	4.875%	12/1/24	838	928

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.875%	6/1/25	3,085	3,443
MPLX LP	1.750%	3/1/26	600	604
MPLX LP	4.250%	12/1/27	2,010	2,264
MPLX LP	4.000%	3/15/28	950	1,050
MPLX LP	4.800%	2/15/29	500	579
MPLX LP	2.650%	8/15/30	3,000	3,014
MPLX LP	4.500%	4/15/38	1,575	1,761
MPLX LP	5.200%	3/1/47	1,150	1,396
MPLX LP	4.700%	4/15/48	1,200	1,383
MPLX LP	5.500%	2/15/49	1,775	2,252
NOV Inc.	3.600%	12/1/29	500	526
NOV Inc.	3.950%	12/1/42	800	793
ONEOK Inc.	7.500%	9/1/23	1,425	1,585
ONEOK Inc.	2.750%	9/1/24	200	210
ONEOK Inc.	5.850%	1/15/26	1,000	1,174
ONEOK Inc.	4.000%	7/13/27	1,150	1,273
ONEOK Inc.	4.550%	7/15/28	1,000	1,134
ONEOK Inc.	3.400%	9/1/29	1,810	1,923
ONEOK Inc.	3.100%	3/15/30	1,000	1,042
ONEOK Inc.	6.350%	1/15/31	1,000	1,282
ONEOK Inc.	4.950%	7/13/47	775	909
ONEOK Inc.	5.200%	7/15/48	650	792
ONEOK Inc.	4.450%	9/1/49	800	890
ONEOK Inc.	4.500%	3/15/50	700	782
ONEOK Partners LP	3.375%	10/1/22	1,100	1,123
ONEOK Partners LP	4.900%	3/15/25	450	499
ONEOK Partners LP	6.650%	10/1/36	360	485
ONEOK Partners LP	6.850%	10/15/37	300	408
ONEOK Partners LP	6.125%	2/1/41	1,340	1,722
Phillips 66	3.700%	4/6/23	300	314
Phillips 66	0.900%	2/15/24	1,000	1,000
Phillips 66	3.850%	4/9/25	600	654
Phillips 66	1.300%	2/15/26	500	497
Phillips 66	3.900%	3/15/28	600	665
Phillips 66	2.150%	12/15/30	1,400	1,367
Phillips 66	4.650%	11/15/34	1,000	1,193
Phillips 66	4.875%	11/15/44	2,350	2,957
Phillips 66 Partners LP	2.450%	12/15/24	250	259
Phillips 66 Partners LP	3.605%	2/15/25	600	642
Phillips 66 Partners LP	3.550%	10/1/26	425	458
Phillips 66 Partners LP	3.750%	3/1/28	400	434
Phillips 66 Partners LP	3.150%	12/15/29	250	261
Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,245
Pioneer Natural Resources Co.	0.550%	5/15/23	200	200
Pioneer Natural Resources Co.	0.750%	1/15/24	300	300
Pioneer Natural Resources Co.	1.125%	1/15/26	500	494
Pioneer Natural Resources Co.	4.450%	1/15/26	390	435
Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	980
Pioneer Natural Resources Co.	2.150%	1/15/31	975	947
Plains All American Pipeline LP	2.850%	1/31/23	1,200	1,227
Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,297
Plains All American Pipeline LP	4.650%	10/15/25	600	665
Plains All American Pipeline LP	4.500%	12/15/26	350	391
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,262
Plains All American Pipeline LP	3.800%	9/15/30	525	560
Plains All American Pipeline LP	6.650%	1/15/37	500	655
Plains All American Pipeline LP	4.700%	6/15/44	500	535
Plains All American Pipeline LP	4.900%	2/15/45	500	543

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,275
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,637
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,325	1,504
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,411
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,842
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,341
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,884
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	607
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,262
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,341
Shell International Finance BV	2.375%	8/21/22	975	994
Shell International Finance BV	2.250%	1/6/23	800	820
Shell International Finance BV	3.400%	8/12/23	1,200	1,267
Shell International Finance BV	0.375%	9/15/23	500	501
Shell International Finance BV	2.000%	11/7/24	1,000	1,039
Shell International Finance BV	2.375%	4/6/25	1,490	1,558
Shell International Finance BV	3.250%	5/11/25	2,565	2,772
Shell International Finance BV	2.875%	5/10/26	1,300	1,401
Shell International Finance BV	2.500%	9/12/26	505	535
Shell International Finance BV	3.875%	11/13/28	1,300	1,478
Shell International Finance BV	2.375%	11/7/29	1,450	1,504
Shell International Finance BV	2.750%	4/6/30	2,405	2,551
Shell International Finance BV	4.125%	5/11/35	3,125	3,680
Shell International Finance BV	6.375%	12/15/38	1,320	1,940
Shell International Finance BV	5.500%	3/25/40	700	966
Shell International Finance BV	3.625%	8/21/42	525	579
Shell International Finance BV	4.550%	8/12/43	1,700	2,128
Shell International Finance BV	4.375%	5/11/45	2,900	3,562
Shell International Finance BV	4.000%	5/10/46	2,500	2,940
Shell International Finance BV	3.125%	11/7/49	1,400	1,456
Shell International Finance BV	3.250%	4/6/50	1,735	1,847
Spectra Energy Partners LP	4.750%	3/15/24	800	869
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,786
Spectra Energy Partners LP	3.375%	10/15/26	950	1,029
Spectra Energy Partners LP	4.500%	3/15/45	220	257
Suncor Energy Inc.	2.800%	5/15/23	600	621
Suncor Energy Inc.	3.100%	5/15/25	800	851
Suncor Energy Inc.	5.350%	7/15/33	450	553
Suncor Energy Inc.	5.950%	5/15/35	700	914
Suncor Energy Inc.	6.800%	5/15/38	700	999
Suncor Energy Inc.	6.500%	6/15/38	2,090	2,917
Suncor Energy Inc.	4.000%	11/15/47	700	777
Suncor Energy Inc.	3.750%	3/4/51	700	749
TC PipeLines LP	3.900%	5/25/27	200	222
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	330
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	648
Texas Eastern Transmission LP	7.000%	7/15/32	500	690
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	1,025	1,069
TotalEnergies Capital International SA	2.700%	1/25/23	1,025	1,057
TotalEnergies Capital International SA	3.700%	1/15/24	975	1,044
TotalEnergies Capital International SA	2.434%	1/10/25	700	731
TotalEnergies Capital International SA	3.455%	2/19/29	925	1,023
TotalEnergies Capital International SA	2.829%	1/10/30	1,900	2,025
TotalEnergies Capital International SA	2.986%	6/29/41	625	636
TotalEnergies Capital International SA	3.461%	7/12/49	500	535
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	2,316
TotalEnergies Capital International SA	3.386%	6/29/60	500	523
TotalEnergies Capital SA	3.883%	10/11/28	1,025	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	3.750%	10/16/23	500	528
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,936
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	2,156
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	2,236
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,010
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	163
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	2,250
	TransCanada PipeLines Ltd.	4.750%	5/15/38	500	596
	TransCanada PipeLines Ltd.	7.250%	8/15/38	600	893
	TransCanada PipeLines Ltd.	6.100%	6/1/40	830	1,130
	TransCanada PipeLines Ltd.	5.000%	10/16/43	850	1,054
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	2,280
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	335
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	1,070
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	482
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,500	1,682
	Valero Energy Corp.	2.700%	4/15/23	1,300	1,342
	Valero Energy Corp.	1.200%	3/15/24	500	505
	Valero Energy Corp.	3.650%	3/15/25	241	261
	Valero Energy Corp.	3.400%	9/15/26	1,500	1,615
	Valero Energy Corp.	2.150%	9/15/27	517	521
	Valero Energy Corp.	4.350%	6/1/28	460	517
	Valero Energy Corp.	4.000%	4/1/29	1,000	1,100
	Valero Energy Corp.	7.500%	4/15/32	1,850	2,563
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,823
	Valero Energy Partners LP	4.375%	12/15/26	200	224
	Valero Energy Partners LP	4.500%	3/15/28	400	451
	Williams Cos. Inc.	3.700%	1/15/23	885	914
	Williams Cos. Inc.	4.500%	11/15/23	560	600
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,728
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,918
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,233
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,461
	Williams Cos. Inc.	3.500%	11/15/30	2,100	2,282
	Williams Cos. Inc.	6.300%	4/15/40	990	1,349
	Williams Cos. Inc.	5.800%	11/15/43	925	1,208
	Williams Cos. Inc.	5.400%	3/4/44	800	1,010
	Williams Cos. Inc.	5.750%	6/24/44	600	792
	Williams Cos. Inc.	4.900%	1/15/45	725	870
	Williams Cos. Inc.	5.100%	9/15/45	900	1,115
	Williams Cos. Inc.	4.850%	3/1/48	475	581
					492,445
Financials (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	75	112
[8]	Aegon NV	5.500%	4/11/48	585	687
	AerCap Ireland Capital DAC	3.300%	1/23/23	650	670
	AerCap Ireland Capital DAC	4.125%	7/3/23	250	263
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	521
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	4,367
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	546
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	494
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	3,277
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	929
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	1,071
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	379
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	784
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	534
	Aflac Inc.	3.625%	11/15/24	580	631
	Aflac Inc.	3.250%	3/17/25	325	350
	Aflac Inc.	2.875%	10/15/26	600	645
	Aflac Inc.	3.600%	4/1/30	1,000	1,118
	Aflac Inc.	4.000%	10/15/46	150	174
	Aflac Inc.	4.750%	1/15/49	1,080	1,413
	Air Lease Corp.	2.250%	1/15/23	750	766
	Air Lease Corp.	2.750%	1/15/23	400	411
	Air Lease Corp.	3.875%	7/3/23	425	447
[8]	Air Lease Corp.	4.250%	2/1/24	550	590
	Air Lease Corp.	0.800%	8/18/24	500	497
	Air Lease Corp.	4.250%	9/15/24	475	516
[8]	Air Lease Corp.	2.300%	2/1/25	1,175	1,206
	Air Lease Corp.	3.250%	3/1/25	600	633
	Air Lease Corp.	3.375%	7/1/25	750	796
	Air Lease Corp.	1.875%	8/17/26	750	748
	Air Lease Corp.	3.625%	4/1/27	200	215
	Air Lease Corp.	3.625%	12/1/27	1,000	1,072
	Air Lease Corp.	2.100%	9/1/28	500	486
	Air Lease Corp.	4.625%	10/1/28	300	338
	Air Lease Corp.	3.250%	10/1/29	595	620
[8]	Air Lease Corp.	3.000%	2/1/30	625	635
	Air Lease Corp.	3.125%	12/1/30	1,250	1,275
	Aircastle Ltd.	4.400%	9/25/23	450	479
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,728
	Aircastle Ltd.	4.250%	6/15/26	500	546
	Alleghany Corp.	4.900%	9/15/44	300	377
	Alleghany Corp.	3.250%	8/15/51	1,250	1,233
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	381
	Allstate Corp.	3.150%	6/15/23	2,350	2,461
	Allstate Corp.	3.280%	12/15/26	400	437
	Allstate Corp.	1.450%	12/15/30	500	477
	Allstate Corp.	5.550%	5/9/35	105	141
	Allstate Corp.	4.500%	6/15/43	725	909
	Allstate Corp.	4.200%	12/15/46	600	735
	Allstate Corp.	3.850%	8/10/49	400	473
[8]	Allstate Corp.	5.750%	8/15/53	90	97
[8]	Allstate Corp.	6.500%	5/15/57	650	872
	Ally Financial Inc.	3.050%	6/5/23	2,000	2,075
	Ally Financial Inc.	1.450%	10/2/23	4,000	4,061
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,291
	Ally Financial Inc.	5.125%	9/30/24	550	616
	Ally Financial Inc.	5.800%	5/1/25	600	691
[8]	Ally Financial Inc.	8.000%	11/1/31	2,308	3,328
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	344
	American Express Co.	3.700%	11/5/21	1,000	1,000
	American Express Co.	2.500%	8/1/22	2,400	2,441
	American Express Co.	2.650%	12/2/22	1,500	1,541
	American Express Co.	3.400%	2/27/23	950	988
	American Express Co.	3.700%	8/3/23	1,500	1,587
	American Express Co.	3.400%	2/22/24	1,000	1,064
	American Express Co.	2.500%	7/30/24	1,065	1,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.000%	10/30/24	1,200	1,281
	American Express Co.	3.625%	12/5/24	1,404	1,522
	American Express Co.	4.200%	11/6/25	1,212	1,363
	American Express Co.	4.050%	12/3/42	621	743
[8]	American Express Credit Corp.	2.700%	3/3/22	1,350	1,361
[8]	American Express Credit Corp.	3.300%	5/3/27	1,960	2,169
	American Financial Group Inc.	3.500%	8/15/26	250	272
	American Financial Group Inc.	5.250%	4/2/30	356	432
	American Financial Group Inc.	4.500%	6/15/47	500	610
	American International Group Inc.	4.125%	2/15/24	650	702
	American International Group Inc.	2.500%	6/30/25	1,805	1,890
	American International Group Inc.	3.750%	7/10/25	950	1,034
	American International Group Inc.	3.900%	4/1/26	1,000	1,108
	American International Group Inc.	4.200%	4/1/28	750	855
	American International Group Inc.	4.250%	3/15/29	500	572
	American International Group Inc.	3.400%	6/30/30	2,230	2,436
	American International Group Inc.	3.875%	1/15/35	800	903
	American International Group Inc.	4.700%	7/10/35	325	396
	American International Group Inc.	6.250%	5/1/36	600	836
	American International Group Inc.	4.500%	7/16/44	2,125	2,595
	American International Group Inc.	4.800%	7/10/45	1,000	1,268
	American International Group Inc.	4.750%	4/1/48	545	696
[8]	American International Group Inc.	5.750%	4/1/48	525	603
	American International Group Inc.	4.375%	6/30/50	500	615
	American International Group Inc.	4.375%	1/15/55	950	1,172
[8]	American International Group Inc.	8.175%	5/15/58	400	592
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,687
	Ameriprise Financial Inc.	3.700%	10/15/24	350	381
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,674
[8]	Aon Corp.	8.205%	1/1/27	150	195
	Aon Corp.	4.500%	12/15/28	600	695
	Aon Corp.	3.750%	5/2/29	380	422
	Aon Corp.	2.800%	5/15/30	1,620	1,693
	Aon Corp.	2.050%	8/23/31	750	733
	Aon Corp.	6.250%	9/30/40	150	216
	Aon Corp.	2.900%	8/23/51	1,000	965
	Aon plc	4.000%	11/27/23	100	106
	Aon plc	3.500%	6/14/24	575	614
	Aon plc	3.875%	12/15/25	300	330
	Aon plc	4.600%	6/14/44	625	775
	Aon plc	4.750%	5/15/45	695	879
	Arch Capital Finance LLC	4.011%	12/15/26	350	394
	Arch Capital Finance LLC	5.031%	12/15/46	100	131
	Arch Capital Group Ltd.	7.350%	5/1/34	500	735
	Arch Capital Group Ltd.	3.635%	6/30/50	975	1,066
	Arch Capital Group US Inc.	5.144%	11/1/43	275	362
	Ares Capital Corp.	3.500%	2/10/23	600	620
	Ares Capital Corp.	4.200%	6/10/24	825	885
	Ares Capital Corp.	4.250%	3/1/25	480	516
	Ares Capital Corp.	3.250%	7/15/25	967	1,016
	Ares Capital Corp.	3.875%	1/15/26	1,000	1,069
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,323
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	532
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	2,023
	Assurant Inc.	4.200%	9/27/23	100	107
	Assurant Inc.	4.900%	3/27/28	400	463
	Assurant Inc.	6.750%	2/15/34	92	121
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	525
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	511
	Athene Holding Ltd.	4.125%	1/12/28	835	927
	Athene Holding Ltd.	6.150%	4/3/30	900	1,134
	Athene Holding Ltd.	3.500%	1/15/31	4,500	4,830
	Athene Holding Ltd.	3.950%	5/25/51	500	552
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	301
[8]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,796
[8]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	277
	AXA SA	8.600%	12/15/30	1,080	1,613
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	2,023
[8]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	266
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,677
	Banco Santander SA	3.848%	4/12/23	1,200	1,260
	Banco Santander SA	2.706%	6/27/24	400	421
	Banco Santander SA	5.179%	11/19/25	1,300	1,477
	Banco Santander SA	1.849%	3/25/26	1,000	1,013
	Banco Santander SA	4.250%	4/11/27	2,000	2,246
	Banco Santander SA	3.800%	2/23/28	200	220
	Banco Santander SA	4.379%	4/12/28	1,200	1,361
	Banco Santander SA	3.306%	6/27/29	500	540
	Banco Santander SA	3.490%	5/28/30	1,000	1,072
	Banco Santander SA	2.749%	12/3/30	600	596
	Banco Santander SA	2.958%	3/25/31	1,000	1,028
[8]	Bank of America Corp.	2.503%	10/21/22	1,850	1,852
[8]	Bank of America Corp.	3.300%	1/11/23	925	960
	Bank of America Corp.	4.100%	7/24/23	1,425	1,520
[8]	Bank of America Corp.	3.004%	12/20/23	11,530	11,880
[8]	Bank of America Corp.	3.550%	3/5/24	3,535	3,685
[8]	Bank of America Corp.	0.523%	6/14/24	4,000	3,999
[8]	Bank of America Corp.	3.864%	7/23/24	625	661
[8]	Bank of America Corp.	4.200%	8/26/24	3,025	3,309
[8]	Bank of America Corp.	0.810%	10/24/24	2,500	2,509
[8]	Bank of America Corp.	4.000%	1/22/25	4,240	4,611
[8]	Bank of America Corp.	3.950%	4/21/25	3,036	3,309
	Bank of America Corp.	0.976%	4/22/25	2,000	2,010
[8]	Bank of America Corp.	0.981%	9/25/25	500	501
[8]	Bank of America Corp.	3.093%	10/1/25	2,500	2,655
[8]	Bank of America Corp.	2.456%	10/22/25	1,175	1,228
[8]	Bank of America Corp.	3.366%	1/23/26	1,300	1,389
[8]	Bank of America Corp.	4.450%	3/3/26	7,252	8,122
[8]	Bank of America Corp.	3.500%	4/19/26	830	906
[8]	Bank of America Corp.	1.319%	6/19/26	11,450	11,446
[8]	Bank of America Corp.	4.250%	10/22/26	1,500	1,689
[8]	Bank of America Corp.	1.197%	10/24/26	2,000	1,983
[8]	Bank of America Corp.	1.658%	3/11/27	3,500	3,518
[8]	Bank of America Corp.	3.559%	4/23/27	2,275	2,475
	Bank of America Corp.	1.734%	7/22/27	2,500	2,513
[8]	Bank of America Corp.	3.248%	10/21/27	2,225	2,402
[8]	Bank of America Corp.	3.824%	1/20/28	450	497
[8]	Bank of America Corp.	3.705%	4/24/28	1,400	1,538
[8]	Bank of America Corp.	3.593%	7/21/28	3,008	3,297
[8]	Bank of America Corp.	3.419%	12/20/28	6,357	6,895
[8]	Bank of America Corp.	3.970%	3/5/29	1,425	1,585
[8]	Bank of America Corp.	2.087%	6/14/29	6,000	5,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of America Corp.	4.271%	7/23/29	4,275	4,847
[8]	Bank of America Corp.	3.974%	2/7/30	500	560
[8]	Bank of America Corp.	3.194%	7/23/30	2,000	2,131
[8]	Bank of America Corp.	2.884%	10/22/30	4,175	4,358
[8]	Bank of America Corp.	2.496%	2/13/31	175	177
[8]	Bank of America Corp.	2.592%	4/29/31	6,000	6,120
[8]	Bank of America Corp.	1.922%	10/24/31	3,000	2,890
[8]	Bank of America Corp.	2.651%	3/11/32	1,500	1,528
	Bank of America Corp.	2.687%	4/22/32	4,575	4,670
	Bank of America Corp.	2.299%	7/21/32	7,500	7,394
	Bank of America Corp.	2.482%	9/21/36	1,500	1,469
	Bank of America Corp.	6.110%	1/29/37	2,010	2,710
[8]	Bank of America Corp.	4.244%	4/24/38	2,600	3,038
	Bank of America Corp.	7.750%	5/14/38	2,075	3,251
[8]	Bank of America Corp.	4.078%	4/23/40	1,425	1,639
[8]	Bank of America Corp.	2.676%	6/19/41	4,450	4,302
[8]	Bank of America Corp.	5.875%	2/7/42	1,350	1,929
	Bank of America Corp.	3.311%	4/22/42	3,500	3,686
[8]	Bank of America Corp.	5.000%	1/21/44	1,950	2,550
[8]	Bank of America Corp.	4.875%	4/1/44	550	711
[8]	Bank of America Corp.	4.750%	4/21/45	350	435
[8]	Bank of America Corp.	4.443%	1/20/48	2,075	2,577
[8]	Bank of America Corp.	3.946%	1/23/49	1,175	1,364
[8]	Bank of America Corp.	4.330%	3/15/50	700	857
[8]	Bank of America Corp.	4.083%	3/20/51	5,500	6,507
[8]	Bank of America Corp.	2.831%	10/24/51	2,000	1,924
[8]	Bank of America Corp.	3.483%	3/13/52	1,000	1,083
	Bank of America Corp.	2.972%	7/21/52	1,500	1,466
[8]	Bank of America NA	6.000%	10/15/36	600	821
[8]	Bank of Montreal	2.900%	3/26/22	2,350	2,381
[8]	Bank of Montreal	2.550%	11/6/22	13	13
	Bank of Montreal	0.450%	12/8/23	500	500
[8]	Bank of Montreal	3.300%	2/5/24	1,000	1,063
[8]	Bank of Montreal	2.500%	6/28/24	800	839
[8]	Bank of Montreal	0.625%	7/9/24	675	674
[8]	Bank of Montreal	1.850%	5/1/25	820	843
[8]	Bank of Montreal	0.949%	1/22/27	1,000	984
[8]	Bank of Montreal	4.338%	10/5/28	400	427
[8]	Bank of Montreal	3.803%	12/15/32	1,600	1,750
[8]	Bank of New York Mellon Corp.	1.850%	1/27/23	375	382
[8]	Bank of New York Mellon Corp.	2.950%	1/29/23	850	878
[8]	Bank of New York Mellon Corp.	3.500%	4/28/23	625	656
[8]	Bank of New York Mellon Corp.	3.450%	8/11/23	525	555
[8]	Bank of New York Mellon Corp.	2.200%	8/16/23	825	851
[8]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	962
[8]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	643
[8]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	824
[8]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,806
[8]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	1,023
[8]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,638
[8]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	660
[8]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,320
[8]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,082
[8]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	548
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,310
	Bank of Nova Scotia	1.950%	2/1/23	1,825	1,864
	Bank of Nova Scotia	1.625%	5/1/23	1,000	1,020
	Bank of Nova Scotia	0.400%	9/15/23	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	3.400%	2/11/24	500	531
	Bank of Nova Scotia	0.650%	7/31/24	550	548
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,710
	Bank of Nova Scotia	1.300%	6/11/25	3,000	3,021
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,404
	Bank of Nova Scotia	2.700%	8/3/26	725	769
	Bank of Nova Scotia	1.300%	9/15/26	1,000	993
	BankUnited Inc.	4.875%	11/17/25	219	247
	Barclays plc	3.684%	1/10/23	950	958
[8]	Barclays plc	4.338%	5/16/24	1,000	1,059
	Barclays plc	1.007%	12/10/24	1,300	1,306
	Barclays plc	3.650%	3/16/25	3,000	3,228
[8]	Barclays plc	3.932%	5/7/25	800	858
	Barclays plc	4.375%	1/12/26	1,200	1,338
[8]	Barclays plc	2.852%	5/7/26	2,025	2,125
	Barclays plc	5.200%	5/12/26	1,260	1,443
	Barclays plc	4.337%	1/10/28	1,000	1,118
	Barclays plc	4.836%	5/9/28	4,750	5,375
[8]	Barclays plc	4.972%	5/16/29	1,000	1,163
[8]	Barclays plc	5.088%	6/20/30	2,975	3,438
	Barclays plc	2.645%	6/24/31	1,000	1,008
	Barclays plc	2.667%	3/10/32	1,750	1,753
	Barclays plc	3.564%	9/23/35	700	725
	Barclays plc	5.250%	8/17/45	500	667
	Barclays plc	4.950%	1/10/47	1,300	1,687
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,496
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	185
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	742
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	677
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,425
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,810	2,222
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,185	2,146
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	462
	Berkshire Hathaway Inc.	3.000%	2/11/23	225	233
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,728
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,504
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	1,033
	BGC Partners Inc.	3.750%	10/1/24	425	451
	BlackRock Inc.	3.500%	3/18/24	700	750
	BlackRock Inc.	3.200%	3/15/27	550	602
	BlackRock Inc.	3.250%	4/30/29	1,000	1,099
	BlackRock Inc.	2.400%	4/30/30	1,250	1,290
	BlackRock Inc.	1.900%	1/28/31	915	909
	Blackstone Secured Lending Fund	3.650%	7/14/23	500	521
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	528
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	511
[3]	Blackstone Secured Lending Fund	2.850%	9/30/28	750	748
[8]	BNP Paribas SA	3.250%	3/3/23	375	391
[8]	BNP Paribas SA	4.250%	10/15/24	500	547
[3]	BNP Paribas SA	3.052%	1/13/31	1,175	1,230
[8]	BPCE SA	2.750%	12/2/21	500	502
[3]	BPCE SA	3.000%	5/22/22	1,000	1,017
	BPCE SA	4.000%	4/15/24	1,200	1,299
[8]	BPCE SA	3.375%	12/2/26	250	273
	Brighthouse Financial Inc.	3.700%	6/22/27	623	681
	Brighthouse Financial Inc.	5.625%	5/15/30	500	604
	Brighthouse Financial Inc.	4.700%	6/22/47	629	707
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	4.000%	4/1/24	725	778
	Brookfield Finance Inc.	4.250%	6/2/26	150	168
	Brookfield Finance Inc.	3.900%	1/25/28	500	555
	Brookfield Finance Inc.	4.850%	3/29/29	600	706
	Brookfield Finance Inc.	4.350%	4/15/30	320	368
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,227
	Brookfield Finance Inc.	4.700%	9/20/47	750	909
	Brookfield Finance LLC	3.450%	4/15/50	1,200	1,235
	Brown & Brown Inc.	4.200%	9/15/24	400	435
	Brown & Brown Inc.	4.500%	3/15/29	275	314
	Brown & Brown Inc.	2.375%	3/15/31	1,000	997
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,000	1,000
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,009
[8]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,060
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,100	1,098
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	847
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	197
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	496
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	1,040
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,186
[8]	Capital One Bank USA NA	2.280%	1/28/26	750	776
	Capital One Financial Corp.	3.050%	3/9/22	675	682
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,070
	Capital One Financial Corp.	3.500%	6/15/23	82	86
	Capital One Financial Corp.	3.900%	1/29/24	250	268
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,762
	Capital One Financial Corp.	3.300%	10/30/24	4,050	4,344
	Capital One Financial Corp.	4.250%	4/30/25	502	555
	Capital One Financial Corp.	4.200%	10/29/25	500	553
	Capital One Financial Corp.	3.750%	7/28/26	250	274
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,191
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,937
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,224
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,421
	Cboe Global Markets Inc.	1.625%	12/15/30	500	478
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,257
	Charles Schwab Corp.	2.650%	1/25/23	400	411
	Charles Schwab Corp.	3.550%	2/1/24	420	448
	Charles Schwab Corp.	4.200%	3/24/25	1,000	1,105
	Charles Schwab Corp.	3.625%	4/1/25	669	724
	Charles Schwab Corp.	3.850%	5/21/25	100	110
	Charles Schwab Corp.	0.900%	3/11/26	1,000	991
	Charles Schwab Corp.	1.150%	5/13/26	3,000	3,003
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,199
	Charles Schwab Corp.	3.300%	4/1/27	700	764
	Charles Schwab Corp.	3.200%	1/25/28	400	436
	Charles Schwab Corp.	4.000%	2/1/29	440	502
	Charles Schwab Corp.	3.250%	5/22/29	475	519
	Charles Schwab Corp.	2.750%	10/1/29	300	317
	Charles Schwab Corp.	2.300%	5/13/31	1,000	1,019
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,525
	Chubb Corp.	6.000%	5/11/37	375	541
[8]	Chubb Corp.	6.500%	5/15/38	1,322	1,992
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,110
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	362
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	294
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,250
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	2,366
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	270
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	270
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,006
	CI Financial Corp.	3.200%	12/17/30	2,000	2,080
[8]	Cincinnati Financial Corp.	6.920%	5/15/28	300	390
	Cincinnati Financial Corp.	6.125%	11/1/34	275	375
	Citigroup Inc.	2.700%	10/27/22	1,550	1,587
[8]	Citigroup Inc.	2.312%	11/4/22	750	751
	Citigroup Inc.	3.500%	5/15/23	450	471
	Citigroup Inc.	3.875%	10/25/23	2,575	2,755
	Citigroup Inc.	3.750%	6/16/24	2,975	3,217
	Citigroup Inc.	4.000%	8/5/24	725	785
	Citigroup Inc.	0.776%	10/30/24	2,000	2,007
	Citigroup Inc.	3.875%	3/26/25	3,544	3,851
	Citigroup Inc.	3.300%	4/27/25	275	296
	Citigroup Inc.	0.981%	5/1/25	1,450	1,456
	Citigroup Inc.	4.400%	6/10/25	1,975	2,185
	Citigroup Inc.	5.500%	9/13/25	1,000	1,154
	Citigroup Inc.	3.700%	1/12/26	400	439
	Citigroup Inc.	4.600%	3/9/26	975	1,102
[8]	Citigroup Inc.	3.106%	4/8/26	5,750	6,105
	Citigroup Inc.	3.400%	5/1/26	750	816
	Citigroup Inc.	3.200%	10/21/26	3,000	3,235
	Citigroup Inc.	4.300%	11/20/26	775	871
	Citigroup Inc.	4.450%	9/29/27	3,450	3,924
[8]	Citigroup Inc.	3.887%	1/10/28	2,075	2,294
	Citigroup Inc.	6.625%	1/15/28	800	1,022
[8]	Citigroup Inc.	3.668%	7/24/28	2,675	2,942
	Citigroup Inc.	4.125%	7/25/28	425	475
[8]	Citigroup Inc.	3.520%	10/27/28	2,760	3,002
[8]	Citigroup Inc.	3.980%	3/20/30	2,000	2,248
[8]	Citigroup Inc.	2.976%	11/5/30	1,175	1,236
[8]	Citigroup Inc.	2.666%	1/29/31	175	180
[8]	Citigroup Inc.	4.412%	3/31/31	8,750	10,100
[8]	Citigroup Inc.	2.572%	6/3/31	2,500	2,547
	Citigroup Inc.	6.625%	6/15/32	750	1,009
	Citigroup Inc.	5.875%	2/22/33	200	258
	Citigroup Inc.	6.000%	10/31/33	525	686
	Citigroup Inc.	6.125%	8/25/36	1,699	2,332
[8]	Citigroup Inc.	3.878%	1/24/39	1,100	1,258
	Citigroup Inc.	8.125%	7/15/39	1,099	1,870
[8]	Citigroup Inc.	5.316%	3/26/41	4,950	6,587
	Citigroup Inc.	5.875%	1/30/42	800	1,142
	Citigroup Inc.	6.675%	9/13/43	500	766
	Citigroup Inc.	5.300%	5/6/44	750	999
	Citigroup Inc.	4.650%	7/30/45	1,200	1,523
	Citigroup Inc.	4.750%	5/18/46	825	1,039
	Citigroup Inc.	4.650%	7/23/48	1,480	1,912
[8]	Citizens Bank NA	3.700%	3/29/23	250	261
[8]	Citizens Bank NA	3.750%	2/18/26	500	550
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,370
	Citizens Financial Group Inc.	2.500%	2/6/30	450	458
	Citizens Financial Group Inc.	4.300%	2/11/31	825	897
	Citizens Financial Group Inc.	2.638%	9/30/32	180	181
	CME Group Inc.	3.000%	3/15/25	133	142
	CME Group Inc.	3.750%	6/15/28	300	339
	CME Group Inc.	5.300%	9/15/43	720	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CME Group Inc.	4.150%	6/15/48	500	635
	CNA Financial Corp.	3.950%	5/15/24	895	962
	CNA Financial Corp.	3.450%	8/15/27	400	439
	CNA Financial Corp.	3.900%	5/1/29	800	893
	CNO Financial Group Inc.	5.250%	5/30/25	500	562
[8]	Comerica Bank	4.000%	7/27/25	578	634
	Comerica Inc.	3.700%	7/31/23	750	792
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,012
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,898
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	995
[8]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,969
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	889
[8]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,980
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	1,058
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	4,329
	Credit Suisse AG	3.000%	10/29/21	800	802
	Credit Suisse AG	2.100%	11/12/21	400	401
	Credit Suisse AG	0.495%	2/2/24	500	498
[8]	Credit Suisse AG	3.625%	9/9/24	2,325	2,508
	Credit Suisse AG	1.250%	8/7/26	800	789
[3]	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,185
	Credit Suisse Group AG	3.800%	6/9/23	2,335	2,459
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,618
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,809
[3]	Credit Suisse Group AG	4.194%	4/1/31	1,000	1,119
	Credit Suisse Group AG	4.875%	5/15/45	2,450	3,066
	Credit Suisse USA Inc.	7.125%	7/15/32	465	662
[8]	Deutsche Bank AG	4.250%	10/14/21	2,700	2,703
[8]	Deutsche Bank AG	3.300%	11/16/22	2,500	2,578
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,358
[8]	Deutsche Bank AG	3.700%	5/30/24	775	826
[8]	Deutsche Bank AG	4.100%	1/13/26	400	437
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,509
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,626
[8]	Deutsche Bank AG	3.547%	9/18/31	500	534
	Deutsche Bank AG	3.035%	5/28/32	1,500	1,531
[8]	Discover Bank	3.350%	2/6/23	600	622
[8]	Discover Bank	4.200%	8/8/23	500	534
	Discover Bank	2.450%	9/12/24	600	625
[8]	Discover Bank	4.250%	3/13/26	2,043	2,277
[8]	Discover Bank	3.450%	7/27/26	1,455	1,577
[8]	Discover Bank	4.682%	8/9/28	425	453
[8]	Discover Bank	4.650%	9/13/28	500	580
[8]	Discover Bank	2.700%	2/6/30	400	415
	Discover Financial Services	3.850%	11/21/22	225	234
	Discover Financial Services	3.950%	11/6/24	350	379
	Discover Financial Services	3.750%	3/4/25	953	1,028
	Discover Financial Services	4.500%	1/30/26	3,183	3,566
	Discover Financial Services	4.100%	2/9/27	1,175	1,309
	E*TRADE Financial Corp.	3.800%	8/24/27	325	361
	E*TRADE Financial Corp.	4.500%	6/20/28	330	378
	Eaton Vance Corp.	3.625%	6/15/23	225	237
	Eaton Vance Corp.	3.500%	4/6/27	300	326
	Enstar Group Ltd.	4.950%	6/1/29	680	770
	Equitable Holdings Inc.	3.900%	4/20/23	258	271
	Equitable Holdings Inc.	7.000%	4/1/28	600	768
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	5,078
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	379
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	532
[10]	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	1,221
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	457
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	676
[3]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	1,038
	Fidelity National Financial Inc.	3.400%	6/15/30	500	537
	Fidelity National Financial Inc.	2.450%	3/15/31	750	747
	Fidelity National Financial Inc.	3.200%	9/17/51	1,000	954
	Fifth Third Bancorp	3.500%	3/15/22	950	961
	Fifth Third Bancorp	4.300%	1/16/24	475	511
	Fifth Third Bancorp	3.650%	1/25/24	500	533
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,894
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,577
	Fifth Third Bancorp	3.950%	3/14/28	300	342
	Fifth Third Bancorp	8.250%	3/1/38	710	1,179
[8]	Fifth Third Bank NA	1.800%	1/30/23	315	321
[8]	Fifth Third Bank NA	3.950%	7/28/25	625	692
[8]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,653
[8]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,215
	First American Financial Corp.	4.600%	11/15/24	220	241
	First American Financial Corp.	2.400%	8/15/31	600	585
[8]	First Republic Bank	1.912%	2/12/24	500	510
[8]	First Republic Bank	4.375%	8/1/46	200	243
[8]	First Republic Bank	4.625%	2/13/47	375	473
	Franklin Resources Inc.	2.850%	3/30/25	250	265
	Franklin Resources Inc.	1.600%	10/30/30	500	475
	Franklin Resources Inc.	2.950%	8/12/51	500	487
	FS KKR Capital Corp.	4.625%	7/15/24	100	108
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	1,068
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,650
	GATX Corp.	3.250%	3/30/25	375	399
	GATX Corp.	3.850%	3/30/27	250	274
	GATX Corp.	3.500%	3/15/28	200	218
	GATX Corp.	4.550%	11/7/28	600	691
	GATX Corp.	4.700%	4/1/29	275	319
	GATX Corp.	4.000%	6/30/30	460	513
	GATX Corp.	1.900%	6/1/31	500	474
	GATX Corp.	5.200%	3/15/44	150	190
	GATX Corp.	4.500%	3/30/45	150	172
	GATX Corp.	3.100%	6/1/51	500	473
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,503
	GE Capital Funding LLC	4.050%	5/15/27	1,300	1,460
	GE Capital Funding LLC	4.400%	5/15/30	2,680	3,113
	GE Capital Funding LLC	4.550%	5/15/32	700	832
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	474	514
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	9,832	11,819
	Globe Life Inc.	4.550%	9/15/28	385	446
	Globe Life Inc.	2.150%	8/15/30	500	496
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	513
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,368
[8]	Goldman Sachs Group Inc.	2.876%	10/31/22	3,095	3,100
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,798
[8]	Goldman Sachs Group Inc.	0.481%	1/27/23	3,500	3,500
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,906
	Goldman Sachs Group Inc.	0.523%	3/8/23	1,500	1,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,329
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,886
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	5,006
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,279
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	1,075
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,084
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,686
[8]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,971
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,241
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,209
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,994
[8]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	6,656
[8]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,327
[8]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,432
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	1,029
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	7,154
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	2,119
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	3,035
[8]	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,972
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	4,113
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,182
[8]	Goldman Sachs Group Inc.	4.017%	10/31/38	1,730	1,988
[8]	Goldman Sachs Group Inc.	4.411%	4/23/39	1,500	1,799
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	3,053
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	3,226
[8]	Goldman Sachs Group Inc.	4.800%	7/8/44	2,075	2,652
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,717
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	676
	Golub Capital BDC Inc.	2.500%	8/24/26	684	690
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	302
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	522
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	848
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	591
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	547
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	676
[8]	HSBC Bank USA NA	7.000%	1/15/39	650	1,003
[8]	HSBC Holdings plc	3.262%	3/13/23	3,525	3,569
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,603
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,074
[8]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,212
	HSBC Holdings plc	0.732%	8/17/24	1,000	1,001
[8]	HSBC Holdings plc	3.803%	3/11/25	2,800	2,986
[8]	HSBC Holdings plc	2.633%	11/7/25	200	209
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,976
[8]	HSBC Holdings plc	1.645%	4/18/26	3,000	3,018
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,143
[8]	HSBC Holdings plc	2.099%	6/4/26	7,135	7,286
[8]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,418
	HSBC Holdings plc	4.375%	11/23/26	3,000	3,344
	HSBC Holdings plc	1.589%	5/24/27	1,000	994
[8]	HSBC Holdings plc	4.041%	3/13/28	2,000	2,213
[8]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,995
[8]	HSBC Holdings plc	4.583%	6/19/29	800	910
	HSBC Holdings plc	2.206%	8/17/29	1,000	993
	HSBC Holdings plc	4.950%	3/31/30	3,425	4,074
[8]	HSBC Holdings plc	2.848%	6/4/31	2,000	2,052
[8]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,952
[8]	HSBC Holdings plc	7.625%	5/17/32	400	560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	HSBC Holdings plc	7.350%	11/27/32	400	552
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,425
	HSBC Holdings plc	6.500%	9/15/37	660	919
	HSBC Holdings plc	6.800%	6/1/38	1,450	2,070
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,722
	HSBC Holdings plc	5.250%	3/14/44	1,700	2,210
	HSBC USA Inc.	3.500%	6/23/24	400	429
	Huntington Bancshares Inc.	2.625%	8/6/24	250	262
	Huntington Bancshares Inc.	4.000%	5/15/25	400	439
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,163
[8]	Huntington National Bank	3.125%	4/1/22	400	405
[8]	Huntington National Bank	2.500%	8/7/22	600	610
	Huntington National Bank	1.800%	2/3/23	1,125	1,146
[8]	Huntington National Bank	3.550%	10/6/23	650	688
[8]	Huntington National Bank	4.270%	11/25/26	450	505
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	828
	ING Groep NV	4.100%	10/2/23	1,500	1,606
	ING Groep NV	3.550%	4/9/24	400	429
	ING Groep NV	3.950%	3/29/27	1,300	1,457
	ING Groep NV	4.550%	10/2/28	1,000	1,171
	ING Groep NV	4.050%	4/9/29	610	693
	Intercontinental Exchange Inc.	0.700%	6/15/23	1,800	1,808
	Intercontinental Exchange Inc.	4.000%	10/15/23	290	310
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,209
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	217
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	558
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,215
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	945
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,436
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	1,021
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,607
	International Lease Finance Corp.	5.875%	8/15/22	615	643
	Invesco Finance plc	3.125%	11/30/22	500	516
	Invesco Finance plc	4.000%	1/30/24	950	1,022
	Invesco Finance plc	3.750%	1/15/26	800	878
	Invesco Finance plc	5.375%	11/30/43	900	1,184
	Janus Capital Group Inc.	4.875%	8/1/25	250	280
	Jefferies Financial Group Inc.	5.500%	10/18/23	475	505
	Jefferies Group LLC	5.125%	1/20/23	500	529
	Jefferies Group LLC	4.850%	1/15/27	600	697
	Jefferies Group LLC	4.150%	1/23/30	1,100	1,236
	Jefferies Group LLC	2.750%	10/15/32	500	503
	Jefferies Group LLC	6.250%	1/15/36	320	430
	Jefferies Group LLC	6.500%	1/20/43	350	484
	JPMorgan Chase & Co.	2.972%	1/15/23	650	655
	JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,541
[8]	JPMorgan Chase & Co.	3.207%	4/1/23	500	507
[8]	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,520
	JPMorgan Chase & Co.	3.375%	5/1/23	1,705	1,783
	JPMorgan Chase & Co.	2.700%	5/18/23	100	103
[8]	JPMorgan Chase & Co.	3.559%	4/23/24	3,130	3,276
	JPMorgan Chase & Co.	3.625%	5/13/24	622	669
[8]	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	8,988
[8]	JPMorgan Chase & Co.	3.797%	7/23/24	725	766
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,393
[8]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,215
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	995
[8]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,564
	JPMorgan Chase & Co.	0.824%	6/1/25	2,000	1,999
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	2,002
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,398
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,245
[8]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	3,111
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,758
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,214
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,230
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,857
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,937
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,854
[8]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	3,013
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,415
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	1,002
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,986
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,092
[8]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,882
[8]	JPMorgan Chase & Co.	3.540%	5/1/28	775	847
[8]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	5,055
[8]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	3,157
[8]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,902
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	2,004
[8]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,767
[8]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,075
[8]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,624
[8]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,645
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	955
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,723
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	4,062
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,387
[8]	JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,263
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,872
[8]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	8,279
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,648
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	3,069
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,769
	JPMorgan Chase & Co.	4.950%	6/1/45	3,250	4,252
[8]	JPMorgan Chase & Co.	4.260%	2/22/48	1,775	2,140
[8]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,071
[8]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	3,341
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	3,476
	Kemper Corp.	4.350%	2/15/25	167	182
[8]	KeyBank NA	2.500%	11/22/21	300	301
[8]	KeyBank NA	3.375%	3/7/23	500	521
[8]	KeyBank NA	0.423%	1/3/24	1,945	1,945
[8]	KeyBank NA	3.300%	6/1/25	500	541
[8]	KeyCorp	4.150%	10/29/25	850	947
[8]	KeyCorp	2.250%	4/6/27	750	775
[8]	KeyCorp	4.100%	4/30/28	1,400	1,599
[8]	KeyCorp	2.550%	10/1/29	600	624
	Lazard Group LLC	3.750%	2/13/25	100	108
	Lazard Group LLC	3.625%	3/1/27	1,350	1,471
	Lazard Group LLC	4.500%	9/19/28	425	491
	Legg Mason Inc.	4.750%	3/15/26	425	487
	Legg Mason Inc.	5.625%	1/15/44	450	621
	Lincoln National Corp.	4.000%	9/1/23	225	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	3.350%	3/9/25	212	228
	Lincoln National Corp.	3.625%	12/12/26	250	275
	Lincoln National Corp.	3.800%	3/1/28	850	946
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,445
	Lincoln National Corp.	4.375%	6/15/50	500	606
[8]	Lloyds Banking Group plc	2.858%	3/17/23	975	986
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,514
[8]	Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,231
	Lloyds Banking Group plc	3.900%	3/12/24	800	860
	Lloyds Banking Group plc	4.500%	11/4/24	500	549
	Lloyds Banking Group plc	4.450%	5/8/25	500	555
[8]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	4,312
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,290
[8]	Lloyds Banking Group plc	2.438%	2/5/26	750	778
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,124
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,100
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,441
[8]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,450
	Lloyds Banking Group plc	4.344%	1/9/48	1,250	1,472
	Loews Corp.	2.625%	5/15/23	350	361
	Loews Corp.	3.750%	4/1/26	695	766
	Loews Corp.	3.200%	5/15/30	500	537
	Loews Corp.	6.000%	2/1/35	250	337
	Loews Corp.	4.125%	5/15/43	275	324
	M&T Bank Corp.	3.550%	7/26/23	550	580
	Main Street Capital Corp.	3.000%	7/14/26	458	467
[8]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,514
[8]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	274
	Manulife Financial Corp.	4.150%	3/4/26	575	643
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,184
[8]	Manulife Financial Corp.	4.061%	2/24/32	760	833
	Manulife Financial Corp.	5.375%	3/4/46	850	1,193
	Markel Corp.	3.500%	11/1/27	200	219
	Markel Corp.	3.350%	9/17/29	250	271
	Markel Corp.	5.000%	4/5/46	1,100	1,415
	Markel Corp.	4.300%	11/1/47	200	235
	Markel Corp.	5.000%	5/20/49	200	258
	Markel Corp.	3.450%	5/7/52	500	519
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	230
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	372
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,720
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	457
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	413
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	668
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	669
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,409
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	506
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	247
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	3,166
	Mastercard Inc.	3.375%	4/1/24	1,000	1,069
	Mastercard Inc.	2.000%	3/3/25	2,519	2,616
	Mastercard Inc.	2.950%	11/21/26	510	553
	Mastercard Inc.	3.300%	3/26/27	2,550	2,803
	Mastercard Inc.	3.500%	2/26/28	450	500
	Mastercard Inc.	2.950%	6/1/29	500	541
	Mastercard Inc.	3.350%	3/26/30	2,000	2,223
	Mastercard Inc.	1.900%	3/15/31	500	503
	Mastercard Inc.	3.800%	11/21/46	350	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.950%	2/26/48	550	660
	Mastercard Inc.	3.650%	6/1/49	835	960
	Mastercard Inc.	3.850%	3/26/50	1,400	1,670
	Mastercard Inc.	2.950%	3/15/51	500	517
	Mercury General Corp.	4.400%	3/15/27	315	356
[8]	MetLife Inc.	4.368%	9/15/23	500	538
	MetLife Inc.	3.600%	4/10/24	750	806
	MetLife Inc.	3.000%	3/1/25	500	533
	MetLife Inc.	3.600%	11/13/25	561	614
	MetLife Inc.	4.550%	3/23/30	1,500	1,783
	MetLife Inc.	6.500%	12/15/32	250	351
	MetLife Inc.	6.375%	6/15/34	505	718
	MetLife Inc.	5.700%	6/15/35	425	579
[8]	MetLife Inc.	6.400%	12/15/36	1,505	1,927
	MetLife Inc.	5.875%	2/6/41	645	921
	MetLife Inc.	4.125%	8/13/42	525	624
	MetLife Inc.	4.875%	11/13/43	1,396	1,832
	MetLife Inc.	4.721%	12/15/44	1,150	1,482
	MetLife Inc.	4.050%	3/1/45	1,000	1,191
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	810
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,252
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,590
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	208
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,277
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	843
[8]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	1,004
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,843
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,175
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	502
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	2,500	2,504
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	259
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	740
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,641
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	499
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,091
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,944
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	567
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,436
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	883
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,204
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	982
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,478
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	239
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,125
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	444
[8]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	1,004
[8]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	319
[8]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,709
[8]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	418
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	275
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,968
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	673
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	451
[8]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,138
[8]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,551
[8]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,015
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,469
[8]	Morgan Stanley	2.625%	11/17/21	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.875%	11/1/22	1,575	1,650
[8]	Morgan Stanley	3.125%	1/23/23	2,000	2,071
[8]	Morgan Stanley	3.750%	2/25/23	682	713
[8]	Morgan Stanley	4.100%	5/22/23	2,025	2,138
[8]	Morgan Stanley	0.560%	11/10/23	4,000	4,006
[8]	Morgan Stanley	0.529%	1/25/24	5,000	5,003
	Morgan Stanley	0.731%	4/5/24	2,000	2,007
[8]	Morgan Stanley	3.875%	4/29/24	3,814	4,115
[8]	Morgan Stanley	0.791%	1/22/25	3,000	3,002
	Morgan Stanley	0.790%	5/30/25	2,000	1,994
[8]	Morgan Stanley	2.720%	7/22/25	1,948	2,040
[8]	Morgan Stanley	4.000%	7/23/25	4,164	4,589
	Morgan Stanley	5.000%	11/24/25	1,100	1,257
[8]	Morgan Stanley	3.875%	1/27/26	1,800	1,990
[8]	Morgan Stanley	2.188%	4/28/26	750	774
[8]	Morgan Stanley	3.125%	7/27/26	3,150	3,390
[8]	Morgan Stanley	6.250%	8/9/26	1,294	1,577
[8]	Morgan Stanley	4.350%	9/8/26	6,479	7,306
	Morgan Stanley	0.985%	12/10/26	3,600	3,537
	Morgan Stanley	3.625%	1/20/27	2,135	2,353
	Morgan Stanley	3.950%	4/23/27	745	829
	Morgan Stanley	1.593%	5/4/27	5,398	5,414
[8]	Morgan Stanley	1.512%	7/20/27	1,500	1,493
[8]	Morgan Stanley	3.591%	7/22/28	3,040	3,340
[8]	Morgan Stanley	3.772%	1/24/29	2,850	3,155
[8]	Morgan Stanley	4.431%	1/23/30	300	346
[8]	Morgan Stanley	2.699%	1/22/31	775	801
[8]	Morgan Stanley	3.622%	4/1/31	8,000	8,818
[8]	Morgan Stanley	1.794%	2/13/32	2,000	1,904
	Morgan Stanley	7.250%	4/1/32	705	1,023
[8]	Morgan Stanley	1.928%	4/28/32	2,200	2,112
[8]	Morgan Stanley	2.239%	7/21/32	3,500	3,440
[8]	Morgan Stanley	3.971%	7/22/38	2,100	2,417
	Morgan Stanley	3.217%	4/22/42	1,375	1,438
	Morgan Stanley	6.375%	7/24/42	2,400	3,651
	Morgan Stanley	4.300%	1/27/45	2,850	3,475
	Morgan Stanley	4.375%	1/22/47	1,950	2,425
[8]	Morgan Stanley	5.597%	3/24/51	1,000	1,484
[8]	Morgan Stanley	2.802%	1/25/52	2,780	2,694
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,280	1,358
[8]	MUFG Union Bank NA	3.150%	4/1/22	3,250	3,289
[8]	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,983
	Nasdaq Inc.	4.250%	6/1/24	125	135
	Nasdaq Inc.	3.850%	6/30/26	675	749
	Nasdaq Inc.	1.650%	1/15/31	500	471
	Nasdaq Inc.	2.500%	12/21/40	1,000	921
	Nasdaq Inc.	3.250%	4/28/50	165	165
	National Australia Bank Ltd.	3.700%	11/4/21	500	501
	National Australia Bank Ltd.	3.000%	1/20/23	755	781
	National Australia Bank Ltd.	3.625%	6/20/23	250	264
	National Australia Bank Ltd.	3.375%	1/14/26	150	164
[8]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,895
[8]	National Bank of Canada	2.100%	2/1/23	1,080	1,104
[8]	National Bank of Canada	0.550%	11/15/24	500	499
	NatWest Group plc	3.875%	9/12/23	2,500	2,652
	NatWest Group plc	6.000%	12/19/23	360	399
	NatWest Group plc	5.125%	5/28/24	1,134	1,249
[8]	NatWest Group plc	4.519%	6/25/24	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	NatWest Group plc	4.269%	3/22/25	3,800	4,101
	NatWest Group plc	4.800%	4/5/26	225	256
[8]	NatWest Group plc	3.073%	5/22/28	2,450	2,600
[8]	NatWest Group plc	4.892%	5/18/29	2,000	2,326
[8]	NatWest Group plc	3.754%	11/1/29	700	747
[8]	NatWest Group plc	5.076%	1/27/30	1,140	1,346
[8]	NatWest Group plc	4.445%	5/8/30	175	200
[8]	NatWest Group plc	3.032%	11/28/35	1,200	1,202
	Nomura Holdings Inc.	2.648%	1/16/25	700	729
	Nomura Holdings Inc.	1.851%	7/16/25	1,500	1,520
	Nomura Holdings Inc.	2.172%	7/14/28	800	793
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,677
	Nomura Holdings Inc.	2.679%	7/16/30	750	757
	Nomura Holdings Inc.	2.608%	7/14/31	825	821
	Northern Trust Corp.	2.375%	8/2/22	745	758
	Northern Trust Corp.	3.950%	10/30/25	600	670
	Northern Trust Corp.	3.650%	8/3/28	325	365
	Northern Trust Corp.	3.150%	5/3/29	500	546
[8]	Northern Trust Corp.	3.375%	5/8/32	275	296
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	105
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	502
	Old Republic International Corp.	4.875%	10/1/24	465	516
	Old Republic International Corp.	3.875%	8/26/26	425	471
	Old Republic International Corp.	3.850%	6/11/51	500	542
	ORIX Corp.	3.250%	12/4/24	600	643
	ORIX Corp.	3.700%	7/18/27	650	720
	ORIX Corp.	2.250%	3/9/31	1,000	999
	Owl Rock Capital Corp.	5.250%	4/15/24	100	109
	Owl Rock Capital Corp.	4.000%	3/30/25	100	106
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,368
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	1,184
	Owl Rock Capital Corp.	2.625%	1/15/27	500	500
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	502
	PartnerRe Finance B LLC	3.700%	7/2/29	390	430
	PartnerRe Finance B LLC	4.500%	10/1/50	500	526
	People's United Bank NA	4.000%	7/15/24	275	294
	People's United Financial Inc.	3.650%	12/6/22	413	425
[8]	PNC Bank NA	2.550%	12/9/21	2,100	2,105
[8]	PNC Bank NA	2.028%	12/9/22	590	592
[8]	PNC Bank NA	2.950%	1/30/23	1,100	1,135
	PNC Bank NA	3.800%	7/25/23	700	740
[8]	PNC Bank NA	3.300%	10/30/24	887	955
[8]	PNC Bank NA	2.950%	2/23/25	1,089	1,158
[8]	PNC Bank NA	3.250%	6/1/25	825	890
[8]	PNC Bank NA	4.200%	11/1/25	825	924
[8]	PNC Bank NA	3.100%	10/25/27	250	273
[8]	PNC Bank NA	3.250%	1/22/28	600	657
[8]	PNC Bank NA	4.050%	7/26/28	1,000	1,139
[8]	PNC Bank NA	2.700%	10/22/29	300	314
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	411
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	213
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	539
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	883
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	765
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,189
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,404
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,266
	Principal Financial Group Inc.	3.125%	5/15/23	200	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	3.400%	5/15/25	696	748
	Principal Financial Group Inc.	3.100%	11/15/26	300	323
	Principal Financial Group Inc.	3.700%	5/15/29	500	558
	Principal Financial Group Inc.	2.125%	6/15/30	100	99
	Principal Financial Group Inc.	4.625%	9/15/42	500	623
	Principal Financial Group Inc.	4.350%	5/15/43	340	410
	Principal Financial Group Inc.	4.300%	11/15/46	265	321
	Progressive Corp.	6.625%	3/1/29	150	196
	Progressive Corp.	3.700%	1/26/45	250	284
	Progressive Corp.	4.125%	4/15/47	385	468
	Progressive Corp.	4.200%	3/15/48	465	571
	Progressive Corp.	3.950%	3/26/50	1,520	1,815
	Prospect Capital Corp.	5.875%	3/15/23	27	29
	Prospect Capital Corp.	3.364%	11/15/26	625	635
[8]	Prudential Financial Inc.	2.100%	3/10/30	1,000	1,011
[8]	Prudential Financial Inc.	5.750%	7/15/33	345	451
[8]	Prudential Financial Inc.	5.700%	12/14/36	805	1,090
[8]	Prudential Financial Inc.	6.625%	12/1/37	300	438
[8]	Prudential Financial Inc.	6.625%	6/21/40	250	376
[8]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,355
[8]	Prudential Financial Inc.	5.100%	8/15/43	225	269
[8]	Prudential Financial Inc.	4.600%	5/15/44	1,600	2,013
[8]	Prudential Financial Inc.	5.375%	5/15/45	650	719
	Prudential Financial Inc.	3.905%	12/7/47	1,882	2,191
[8]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,342
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,664
[8]	Prudential Financial Inc.	4.350%	2/25/50	935	1,173
[8]	Prudential Financial Inc.	3.700%	10/1/50	700	734
	Prudential plc	3.125%	4/14/30	740	798
	Raymond James Financial Inc.	4.650%	4/1/30	250	296
	Raymond James Financial Inc.	4.950%	7/15/46	875	1,128
	Raymond James Financial Inc.	3.750%	4/1/51	500	556
[8]	Regions Bank	6.450%	6/26/37	500	710
	Regions Financial Corp.	1.800%	8/12/28	500	494
	Regions Financial Corp.	7.375%	12/10/37	500	761
[8]	Reinsurance Group of America Inc.	4.700%	9/15/23	250	269
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	363
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	334
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	171
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	245
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	219
[8]	Royal Bank of Canada	2.800%	4/29/22	1,000	1,015
[8]	Royal Bank of Canada	1.950%	1/17/23	400	409
[8]	Royal Bank of Canada	1.600%	4/17/23	900	918
[8]	Royal Bank of Canada	3.700%	10/5/23	1,050	1,118
[8]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,494
[8]	Royal Bank of Canada	2.550%	7/16/24	975	1,024
	Royal Bank of Canada	0.650%	7/29/24	1,000	997
[8]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,827
[8]	Royal Bank of Canada	1.150%	6/10/25	2,050	2,054
[8]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,378
[8]	Royal Bank of Canada	4.650%	1/27/26	1,865	2,115
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,665
[8]	Royal Bank of Canada	1.150%	7/14/26	600	595
	Santander Holdings USA Inc.	3.400%	1/18/23	850	879
	Santander Holdings USA Inc.	4.500%	7/17/25	867	955
	Santander Holdings USA Inc.	3.244%	10/5/26	3,850	4,113
	Santander Holdings USA Inc.	4.400%	7/13/27	900	1,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK Group Holdings plc	3.571%	1/10/23	700	706
[8]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,995
[8]	Santander UK Group Holdings plc	3.823%	11/3/28	500	547
	Santander UK Group Holdings plc	2.896%	3/15/32	500	510
	Santander UK plc	2.100%	1/13/23	818	836
	Santander UK plc	4.000%	3/13/24	1,200	1,296
	Santander UK plc	2.875%	6/18/24	225	238
	Selective Insurance Group Inc.	5.375%	3/1/49	240	307
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	240
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	506
[3]	Societe Generale SA	3.000%	1/22/30	1,000	1,034
	Sompo International Holdings Ltd.	4.700%	10/15/22	220	229
[3]	Standard Chartered plc	4.644%	4/1/31	1,000	1,152
	State Street Corp.	3.100%	5/15/23	550	575
[8]	State Street Corp.	3.776%	12/3/24	1,000	1,072
	State Street Corp.	3.550%	8/18/25	635	696
[8]	State Street Corp.	2.354%	11/1/25	550	575
	State Street Corp.	2.650%	5/19/26	4,500	4,792
[8]	State Street Corp.	4.141%	12/3/29	800	934
	State Street Corp.	2.400%	1/24/30	625	647
	State Street Corp.	2.200%	3/3/31	500	499
[8]	State Street Corp.	3.031%	11/1/34	550	580
	Stifel Financial Corp.	4.250%	7/18/24	400	436
	Stifel Financial Corp.	4.000%	5/15/30	100	111
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	80
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	780
[8]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,131
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,276
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	821
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,553
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,059
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,138
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	847
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,623
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,568
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,874
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,259
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	815
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,263
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	992
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	697
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,093
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,843
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,866
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	730
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	1,000	989
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	287
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,058
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,158
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	414
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,220
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,283
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	715
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	985
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	552
	SVB Financial Group	3.500%	1/29/25	319	342
	SVB Financial Group	2.100%	5/15/28	500	505
	SVB Financial Group	3.125%	6/5/30	300	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SVB Financial Group	1.800%	2/2/31	700	673
	Swiss Re America Holding Corp.	7.000%	2/15/26	250	309
	Synchrony Financial	4.375%	3/19/24	500	539
	Synchrony Financial	4.250%	8/15/24	700	757
	Synchrony Financial	4.500%	7/23/25	1,298	1,433
	Synchrony Financial	3.700%	8/4/26	500	542
	Synchrony Financial	3.950%	12/1/27	1,125	1,241
	Synovus Financial Corp.	3.125%	11/1/22	250	255
	TD Ameritrade Holding Corp.	2.950%	4/1/22	850	857
[8]	Toronto-Dominion Bank	1.900%	12/1/22	900	917
[8]	Toronto-Dominion Bank	0.250%	1/6/23	2,000	1,999
[8]	Toronto-Dominion Bank	0.750%	6/12/23	5,000	5,031
[8]	Toronto-Dominion Bank	3.500%	7/19/23	1,000	1,056
[8]	Toronto-Dominion Bank	0.450%	9/11/23	1,000	1,000
[8]	Toronto-Dominion Bank	3.250%	3/11/24	550	584
[8]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	3,157
[8]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,554
[8]	Toronto-Dominion Bank	0.750%	1/6/26	900	885
[8]	Toronto-Dominion Bank	1.250%	9/10/26	600	596
[8]	Toronto-Dominion Bank	2.000%	9/10/31	600	590
[8]	Toronto-Dominion Bank	3.625%	9/15/31	500	548
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	964
	Travelers Cos. Inc.	6.750%	6/20/36	475	711
[8]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,540
	Travelers Cos. Inc.	5.350%	11/1/40	530	733
	Travelers Cos. Inc.	4.600%	8/1/43	500	643
	Travelers Cos. Inc.	4.300%	8/25/45	250	313
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	1,263
	Travelers Cos. Inc.	4.050%	3/7/48	250	303
	Travelers Cos. Inc.	2.550%	4/27/50	500	476
	Trinity Acquisition plc	4.400%	3/15/26	450	503
[8]	Truist Bank	3.000%	2/2/23	450	465
[8]	Truist Bank	2.750%	5/1/23	250	259
[8]	Truist Bank	3.200%	4/1/24	3,000	3,187
[8]	Truist Bank	3.689%	8/2/24	725	768
[8]	Truist Bank	2.150%	12/6/24	2,300	2,397
[8]	Truist Bank	3.625%	9/16/25	2,600	2,838
[8]	Truist Bank	3.300%	5/15/26	1,216	1,325
[8]	Truist Bank	3.800%	10/30/26	400	445
[8]	Truist Financial Corp.	2.750%	4/1/22	750	758
[8]	Truist Financial Corp.	3.750%	12/6/23	900	962
[8]	Truist Financial Corp.	2.500%	8/1/24	100	105
[8]	Truist Financial Corp.	2.850%	10/26/24	791	841
	Truist Financial Corp.	4.000%	5/1/25	35	38
[8]	Truist Financial Corp.	3.700%	6/5/25	1,902	2,082
[8]	Truist Financial Corp.	1.200%	8/5/25	500	504
[8]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,991
[8]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,688
[8]	Truist Financial Corp.	3.875%	3/19/29	600	677
[8]	Truist Financial Corp.	1.887%	6/7/29	675	675
[8]	Truist Financial Corp.	1.950%	6/5/30	300	300
[3]	UBS Group AG	3.126%	8/13/30	1,175	1,249
	Unum Group	4.000%	3/15/24	200	214
	Unum Group	4.000%	6/15/29	210	233
	Unum Group	5.750%	8/15/42	400	500
	Unum Group	4.500%	12/15/49	500	533
	Unum Group	4.125%	6/15/51	500	506
[8]	US Bancorp	3.000%	3/15/22	575	581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	US Bancorp	3.700%	1/30/24	650	695
	US Bancorp	3.375%	2/5/24	1,000	1,063
	US Bancorp	2.400%	7/30/24	1,025	1,074
[8]	US Bancorp	3.950%	11/17/25	150	167
[8]	US Bancorp	3.100%	4/27/26	2,257	2,437
[8]	US Bancorp	2.375%	7/22/26	125	132
[8]	US Bancorp	3.150%	4/27/27	1,450	1,580
[8]	US Bancorp	3.900%	4/26/28	525	597
[8]	US Bancorp	3.000%	7/30/29	1,775	1,903
[8]	US Bank NA	3.450%	11/16/21	300	301
	US Bank NA	1.950%	1/9/23	1,220	1,244
[8]	US Bank NA	2.850%	1/23/23	600	619
[8]	US Bank NA	3.400%	7/24/23	850	895
[8]	US Bank NA	2.050%	1/21/25	1,250	1,297
[8]	US Bank NA	2.800%	1/27/25	1,749	1,853
	Visa Inc.	2.800%	12/14/22	1,500	1,540
	Visa Inc.	3.150%	12/14/25	4,000	4,339
	Visa Inc.	1.900%	4/15/27	1,400	1,446
	Visa Inc.	0.750%	8/15/27	500	487
	Visa Inc.	2.750%	9/15/27	896	965
	Visa Inc.	2.050%	4/15/30	1,475	1,500
	Visa Inc.	1.100%	2/15/31	800	749
	Visa Inc.	4.150%	12/14/35	2,100	2,530
	Visa Inc.	2.700%	4/15/40	1,450	1,478
	Visa Inc.	4.300%	12/14/45	3,130	3,933
	Visa Inc.	3.650%	9/15/47	655	753
	Visa Inc.	2.000%	8/15/50	1,500	1,297
	Voya Financial Inc.	3.125%	7/15/24	1,150	1,219
	Voya Financial Inc.	3.650%	6/15/26	750	823
	Voya Financial Inc.	5.700%	7/15/43	650	893
	Voya Financial Inc.	4.800%	6/15/46	125	158
	W R Berkley Corp.	4.750%	8/1/44	290	363
	W R Berkley Corp.	3.550%	3/30/52	1,000	1,065
	W R Berkley Corp.	3.150%	9/30/61	500	483
	Wachovia Corp.	6.605%	10/1/25	1,000	1,195
	Wachovia Corp.	7.500%	4/15/35	150	221
	Wachovia Corp.	5.500%	8/1/35	325	419
	Wachovia Corp.	6.550%	10/15/35	100	136
[8]	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,645
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,785
[8]	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,069
[8]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,099
[8]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,251
[8]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,542
[8]	Wells Fargo & Co.	2.164%	2/11/26	5,000	5,161
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,320
[8]	Wells Fargo & Co.	2.188%	4/30/26	3,000	3,098
[8]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,967
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,437
[8]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,702
[8]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,547
[8]	Wells Fargo & Co.	4.150%	1/24/29	200	227
[8]	Wells Fargo & Co.	2.879%	10/30/30	8,000	8,367
[8]	Wells Fargo & Co.	4.478%	4/4/31	5,210	6,077
[8]	Wells Fargo & Co.	5.950%	12/15/36	225	306
[8]	Wells Fargo & Co.	3.068%	4/30/41	6,000	6,176
	Wells Fargo & Co.	5.375%	11/2/43	1,550	2,055
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,649
	Wells Fargo & Co.	3.900%	5/1/45	650	758
[8]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,896
[8]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,637
[8]	Wells Fargo & Co.	4.750%	12/7/46	2,175	2,721
[8]	Wells Fargo & Co.	5.013%	4/4/51	5,500	7,404
	Wells Fargo Bank NA	5.950%	8/26/36	550	746
[8]	Wells Fargo Bank NA	5.850%	2/1/37	425	576
[8]	Wells Fargo Bank NA	6.600%	1/15/38	605	879
	Western Union Co.	2.850%	1/10/25	400	420
	Western Union Co.	1.350%	3/15/26	500	493
	Western Union Co.	2.750%	3/15/31	500	500
	Western Union Co.	6.200%	11/17/36	410	522
	Westpac Banking Corp.	2.750%	1/11/23	800	825
	Westpac Banking Corp.	2.000%	1/13/23	620	634
	Westpac Banking Corp.	3.650%	5/15/23	400	422
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,065
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,647
	Westpac Banking Corp.	2.850%	5/13/26	450	484
	Westpac Banking Corp.	2.700%	8/19/26	5,650	6,053
	Westpac Banking Corp.	3.350%	3/8/27	800	879
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,721
[8]	Westpac Banking Corp.	2.894%	2/4/30	3,007	3,114
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,901
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,224
	Westpac Banking Corp.	2.963%	11/16/40	1,000	986
	Willis North America Inc.	3.600%	5/15/24	600	640
	Willis North America Inc.	4.500%	9/15/28	1,500	1,714
	Willis North America Inc.	2.950%	9/15/29	1,260	1,317
	Willis North America Inc.	5.050%	9/15/48	200	257
	Willis North America Inc.	3.875%	9/15/49	625	694
	XLIT Ltd.	4.450%	3/31/25	467	518
	XLIT Ltd.	5.250%	12/15/43	100	138
	XLIT Ltd.	5.500%	3/31/45	450	621
	Zions Bancorp NA	3.250%	10/29/29	250	260
					1,710,792
Health Care (1.2%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,875
	Abbott Laboratories	3.875%	9/15/25	1,539	1,700
	Abbott Laboratories	3.750%	11/30/26	1,502	1,684
	Abbott Laboratories	1.150%	1/30/28	1,850	1,814
	Abbott Laboratories	1.400%	6/30/30	400	385
	Abbott Laboratories	4.750%	11/30/36	1,200	1,528
	Abbott Laboratories	6.150%	11/30/37	425	620
	Abbott Laboratories	6.000%	4/1/39	250	364
	Abbott Laboratories	5.300%	5/27/40	310	425
	Abbott Laboratories	4.900%	11/30/46	4,865	6,586
	AbbVie Inc.	3.250%	10/1/22	2,150	2,197
	AbbVie Inc.	2.900%	11/6/22	2,150	2,208
	AbbVie Inc.	3.200%	11/6/22	1,075	1,103
	AbbVie Inc.	2.300%	11/21/22	1,625	1,660
	AbbVie Inc.	2.800%	3/15/23	225	231
	AbbVie Inc.	2.850%	5/14/23	1,025	1,060
	AbbVie Inc.	3.750%	11/14/23	1,250	1,331
	AbbVie Inc.	3.850%	6/15/24	975	1,049
	AbbVie Inc.	2.600%	11/21/24	2,925	3,075
	AbbVie Inc.	3.800%	3/15/25	2,407	2,615
	AbbVie Inc.	3.600%	5/14/25	3,618	3,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.200%	5/14/26	5,071	5,466
	AbbVie Inc.	2.950%	11/21/26	4,390	4,704
	AbbVie Inc.	4.250%	11/14/28	650	745
	AbbVie Inc.	3.200%	11/21/29	4,150	4,472
	AbbVie Inc.	4.550%	3/15/35	3,150	3,767
	AbbVie Inc.	4.500%	5/14/35	2,030	2,427
	AbbVie Inc.	4.300%	5/14/36	1,675	1,972
	AbbVie Inc.	4.050%	11/21/39	3,850	4,423
	AbbVie Inc.	4.625%	10/1/42	930	1,123
	AbbVie Inc.	4.400%	11/6/42	2,619	3,127
	AbbVie Inc.	4.850%	6/15/44	945	1,186
	AbbVie Inc.	4.750%	3/15/45	2,525	3,140
	AbbVie Inc.	4.700%	5/14/45	2,757	3,403
	AbbVie Inc.	4.450%	5/14/46	1,500	1,804
	AbbVie Inc.	4.875%	11/14/48	400	513
	AbbVie Inc.	4.250%	11/21/49	4,465	5,286
	Adventist Health System	2.952%	3/1/29	350	367
	Adventist Health System	3.630%	3/1/49	375	410
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	253
[8]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	101
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	467
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	275
[8]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	310
	Aetna Inc.	2.750%	11/15/22	650	663
	Aetna Inc.	2.800%	6/15/23	950	984
	Aetna Inc.	3.500%	11/15/24	995	1,070
	Aetna Inc.	6.625%	6/15/36	1,100	1,581
	Aetna Inc.	6.750%	12/15/37	350	511
	Aetna Inc.	4.500%	5/15/42	375	447
	Aetna Inc.	4.125%	11/15/42	325	371
	Aetna Inc.	3.875%	8/15/47	1,000	1,109
	Agilent Technologies Inc.	3.875%	7/15/23	400	422
	Agilent Technologies Inc.	3.050%	9/22/26	450	483
	Agilent Technologies Inc.	2.750%	9/15/29	293	306
	Agilent Technologies Inc.	2.100%	6/4/30	325	322
	Agilent Technologies Inc.	2.300%	3/12/31	500	502
	AHS Hospital Corp.	5.024%	7/1/45	325	439
[8]	AHS Hospital Corp.	2.780%	7/1/51	500	488
[8]	Allina Health System	3.887%	4/15/49	325	378
	AmerisourceBergen Corp.	3.400%	5/15/24	900	954
	AmerisourceBergen Corp.	3.250%	3/1/25	325	346
	AmerisourceBergen Corp.	3.450%	12/15/27	700	764
	AmerisourceBergen Corp.	2.800%	5/15/30	975	1,011
	AmerisourceBergen Corp.	2.700%	3/15/31	1,000	1,022
	AmerisourceBergen Corp.	4.250%	3/1/45	100	116
	AmerisourceBergen Corp.	4.300%	12/15/47	816	945
	Amgen Inc.	3.625%	5/22/24	1,150	1,232
	Amgen Inc.	1.900%	2/21/25	840	864
	Amgen Inc.	3.125%	5/1/25	300	320
	Amgen Inc.	2.600%	8/19/26	1,845	1,949
	Amgen Inc.	2.200%	2/21/27	2,475	2,559
	Amgen Inc.	3.200%	11/2/27	1,000	1,088
	Amgen Inc.	1.650%	8/15/28	1,000	982
	Amgen Inc.	2.450%	2/21/30	1,675	1,712
	Amgen Inc.	2.300%	2/25/31	2,100	2,105
	Amgen Inc.	2.000%	1/15/32	1,250	1,205
	Amgen Inc.	3.150%	2/21/40	2,800	2,854
	Amgen Inc.	2.800%	8/15/41	1,000	967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.950%	10/1/41	500	631
	Amgen Inc.	5.150%	11/15/41	451	577
	Amgen Inc.	4.400%	5/1/45	2,350	2,817
	Amgen Inc.	4.563%	6/15/48	656	811
	Amgen Inc.	3.375%	2/21/50	1,875	1,940
	Amgen Inc.	4.663%	6/15/51	1,939	2,448
	Amgen Inc.	3.000%	1/15/52	4,500	4,346
	Amgen Inc.	2.770%	9/1/53	1,626	1,506
	Anthem Inc.	2.950%	12/1/22	600	617
	Anthem Inc.	3.300%	1/15/23	771	800
	Anthem Inc.	3.500%	8/15/24	975	1,044
	Anthem Inc.	2.375%	1/15/25	1,409	1,468
	Anthem Inc.	3.650%	12/1/27	1,750	1,942
	Anthem Inc.	2.875%	9/15/29	425	448
	Anthem Inc.	2.250%	5/15/30	4,000	4,005
	Anthem Inc.	2.550%	3/15/31	1,280	1,316
	Anthem Inc.	5.850%	1/15/36	300	402
	Anthem Inc.	6.375%	6/15/37	300	424
	Anthem Inc.	4.625%	5/15/42	1,275	1,563
	Anthem Inc.	4.650%	1/15/43	1,750	2,153
	Anthem Inc.	5.100%	1/15/44	1,200	1,554
	Anthem Inc.	4.650%	8/15/44	525	647
	Anthem Inc.	4.375%	12/1/47	1,100	1,325
	Anthem Inc.	4.550%	3/1/48	120	148
	Anthem Inc.	3.700%	9/15/49	700	770
	Anthem Inc.	3.125%	5/15/50	1,270	1,285
	Anthem Inc.	3.600%	3/15/51	1,500	1,638
[8]	Ascension Health	2.532%	11/15/29	1,056	1,107
[8]	Ascension Health	3.106%	11/15/39	300	322
	Ascension Health	3.945%	11/15/46	650	788
[8]	Ascension Health	4.847%	11/15/53	610	867
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	1,001
	AstraZeneca Finance LLC	1.200%	5/28/26	500	500
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	1,107
	AstraZeneca Finance LLC	2.250%	5/28/31	500	508
	AstraZeneca plc	0.300%	5/26/23	500	500
	AstraZeneca plc	3.500%	8/17/23	590	623
	AstraZeneca plc	3.375%	11/16/25	2,574	2,807
	AstraZeneca plc	0.700%	4/8/26	1,000	978
	AstraZeneca plc	3.125%	6/12/27	500	544
	AstraZeneca plc	1.375%	8/6/30	1,020	971
	AstraZeneca plc	6.450%	9/15/37	2,105	3,114
	AstraZeneca plc	4.000%	9/18/42	670	795
	AstraZeneca plc	4.375%	11/16/45	975	1,230
	AstraZeneca plc	4.375%	8/17/48	550	696
	AstraZeneca plc	2.125%	8/6/50	500	432
	AstraZeneca plc	3.000%	5/28/51	1,000	1,031
	Banner Health	2.338%	1/1/30	375	383
	Banner Health	1.897%	1/1/31	500	494
[8]	Banner Health	3.181%	1/1/50	225	237
	Banner Health	2.913%	1/1/51	500	499
[8]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	480
[8]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	533
	Baxalta Inc.	3.600%	6/23/22	97	99
	Baxalta Inc.	4.000%	6/23/25	1,411	1,544
	Baxalta Inc.	5.250%	6/23/45	415	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	2.600%	8/15/26	400	423
	Baxter International Inc.	3.950%	4/1/30	555	629
	Baxter International Inc.	1.730%	4/1/31	600	575
	Baxter International Inc.	3.500%	8/15/46	375	401
[8]	Baylor Scott & White Holdings	1.777%	11/15/30	500	490
	Baylor Scott & White Holdings	4.185%	11/15/45	400	493
[8]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,485
	Becton Dickinson & Co.	3.363%	6/6/24	873	928
	Becton Dickinson & Co.	3.734%	12/15/24	495	535
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,581
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,047
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	973
	Becton Dickinson & Co.	4.875%	5/15/44	88	103
	Becton Dickinson & Co.	4.685%	12/15/44	769	954
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,525
	Biogen Inc.	4.050%	9/15/25	1,450	1,600
	Biogen Inc.	2.250%	5/1/30	2,625	2,607
	Biogen Inc.	3.150%	5/1/50	1,175	1,128
[3]	Biogen Inc.	3.250%	2/15/51	1,309	1,281
[8]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	336
[8]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	248
[8]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	260
	Boston Scientific Corp.	3.450%	3/1/24	725	769
	Boston Scientific Corp.	3.850%	5/15/25	420	460
	Boston Scientific Corp.	1.900%	6/1/25	650	666
	Boston Scientific Corp.	3.750%	3/1/26	1,034	1,136
	Boston Scientific Corp.	4.000%	3/1/29	675	765
	Boston Scientific Corp.	2.650%	6/1/30	1,200	1,239
	Boston Scientific Corp.	7.000%	11/15/35	325	460
	Boston Scientific Corp.	4.550%	3/1/39	750	911
	Boston Scientific Corp.	7.375%	1/15/40	225	353
	Boston Scientific Corp.	4.700%	3/1/49	1,600	2,039
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	710
	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	746
	Bristol-Myers Squibb Co.	2.750%	2/15/23	575	593
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	133
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	825
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,867
	Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,420
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	495
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,985	2,164
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,215
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,922
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,395	3,762
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	479
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,589
	Bristol-Myers Squibb Co.	2.350%	11/13/40	825	783
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	421
	Bristol-Myers Squibb Co.	5.000%	8/15/45	2,091	2,810
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	2,179
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,725	3,496
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	4,411
	Bristol-Myers Squibb Co.	2.550%	11/13/50	825	778
	Cardinal Health Inc.	3.200%	3/15/23	325	338
	Cardinal Health Inc.	3.079%	6/15/24	500	528
	Cardinal Health Inc.	3.750%	9/15/25	225	245
	Cardinal Health Inc.	4.600%	3/15/43	400	465
	Cardinal Health Inc.	4.500%	11/15/44	250	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	4.900%	9/15/45	375	447
	Cardinal Health Inc.	4.368%	6/15/47	500	563
[8]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	519
	Children's Health System of Texas	2.511%	8/15/50	500	464
[8]	Children's Hospital	2.928%	7/15/50	500	491
[8]	Children's Hospital Corp.	4.115%	1/1/47	200	252
[8]	Children's Hospital Corp.	2.585%	2/1/50	200	191
	Children's Hospital Medical Center	4.268%	5/15/44	150	188
[8]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	485
[8]	CHRISTUS Health	4.341%	7/1/28	425	485
[8]	Cigna Corp.	3.050%	11/30/22	500	514
[8]	Cigna Corp.	3.000%	7/15/23	1,375	1,432
	Cigna Corp.	3.750%	7/15/23	476	503
[8]	Cigna Corp.	3.250%	4/15/25	3,576	3,823
[8]	Cigna Corp.	4.500%	2/25/26	1,655	1,865
[8]	Cigna Corp.	3.400%	3/1/27	2,850	3,111
	Cigna Corp.	4.375%	10/15/28	1,775	2,051
	Cigna Corp.	2.400%	3/15/30	1,515	1,541
	Cigna Corp.	4.800%	8/15/38	1,570	1,921
	Cigna Corp.	3.200%	3/15/40	1,250	1,281
[8]	Cigna Corp.	6.125%	11/15/41	334	471
[8]	Cigna Corp.	4.800%	7/15/46	4,550	5,666
[8]	Cigna Corp.	3.875%	10/15/47	1,775	1,963
	Cigna Corp.	3.400%	3/15/50	1,725	1,782
	Cigna Corp.	3.400%	3/15/51	1,000	1,033
[8]	City of Hope	5.623%	11/15/43	250	360
[8]	City of Hope	4.378%	8/15/48	500	619
	CommonSpirit Health	2.950%	11/1/22	200	205
	CommonSpirit Health	2.760%	10/1/24	500	526
	CommonSpirit Health	1.547%	10/1/25	500	502
	CommonSpirit Health	3.347%	10/1/29	725	779
	CommonSpirit Health	2.782%	10/1/30	500	515
[8]	CommonSpirit Health	4.350%	11/1/42	790	905
	CommonSpirit Health	3.817%	10/1/49	225	249
	CommonSpirit Health	4.187%	10/1/49	780	890
	CommonSpirit Health	3.910%	10/1/50	330	361
[8]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,973
[8]	Cottage Health Obligated Group	3.304%	11/1/49	425	452
	CVS Health Corp.	2.750%	12/1/22	1,575	1,610
	CVS Health Corp.	4.750%	12/1/22	775	805
	CVS Health Corp.	3.700%	3/9/23	3,195	3,336
	CVS Health Corp.	3.375%	8/12/24	360	384
	CVS Health Corp.	3.875%	7/20/25	3,175	3,477
	CVS Health Corp.	2.875%	6/1/26	6,547	6,974
	CVS Health Corp.	3.000%	8/15/26	1,300	1,396
	CVS Health Corp.	3.625%	4/1/27	475	524
	CVS Health Corp.	1.300%	8/21/27	1,000	984
	CVS Health Corp.	4.300%	3/25/28	4,284	4,885
	CVS Health Corp.	3.250%	8/15/29	675	726
	CVS Health Corp.	3.750%	4/1/30	1,563	1,737
	CVS Health Corp.	1.750%	8/21/30	2,000	1,918
	CVS Health Corp.	1.875%	2/28/31	1,000	965
	CVS Health Corp.	2.125%	9/15/31	1,000	982
	CVS Health Corp.	4.875%	7/20/35	525	636
	CVS Health Corp.	4.780%	3/25/38	4,300	5,263
	CVS Health Corp.	6.125%	9/15/39	375	519
	CVS Health Corp.	4.125%	4/1/40	2,175	2,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	2.700%	8/21/40	3,500	3,353
	CVS Health Corp.	5.300%	12/5/43	650	854
	CVS Health Corp.	5.125%	7/20/45	3,775	4,862
	CVS Health Corp.	5.050%	3/25/48	5,465	7,048
	CVS Health Corp.	4.250%	4/1/50	1,700	2,011
	Danaher Corp.	3.350%	9/15/25	1,102	1,196
	Danaher Corp.	2.600%	10/1/50	800	762
[8]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	352
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	612
	DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,172
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,509
	DH Europe Finance II Sarl	3.250%	11/15/39	725	774
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	1,298
	Dignity Health	3.125%	11/1/22	150	154
	Dignity Health	3.812%	11/1/24	100	107
	Dignity Health	4.500%	11/1/42	550	651
	Dignity Health	5.267%	11/1/64	225	305
[8]	Duke University Health System Inc.	3.920%	6/1/47	450	535
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	544
	Eli Lilly & Co.	2.750%	6/1/25	380	402
	Eli Lilly & Co.	3.375%	3/15/29	335	372
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,624
	Eli Lilly & Co.	2.500%	9/15/60	1,000	921
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	570
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,063
	Gilead Sciences Inc.	0.750%	9/29/23	750	750
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,469
	Gilead Sciences Inc.	3.500%	2/1/25	345	371
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,715
	Gilead Sciences Inc.	2.950%	3/1/27	175	188
	Gilead Sciences Inc.	1.200%	10/1/27	900	880
	Gilead Sciences Inc.	1.650%	10/1/30	500	481
	Gilead Sciences Inc.	4.600%	9/1/35	700	849
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,437
	Gilead Sciences Inc.	2.600%	10/1/40	500	476
	Gilead Sciences Inc.	5.650%	12/1/41	800	1,098
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,665
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,699
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	3,360
	Gilead Sciences Inc.	2.800%	10/1/50	1,825	1,729
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	78
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	2,050	2,150
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	2,047
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,434
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	239
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,313
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	751
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	1,087
[8]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	496
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	612
[8]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	497
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	300
[8]	Hartford HealthCare Corp.	3.447%	7/1/54	300	312
	HCA Inc.	4.750%	5/1/23	1,075	1,142
	HCA Inc.	5.000%	3/15/24	1,650	1,810
	HCA Inc.	5.250%	4/15/25	1,350	1,530
	HCA Inc.	5.250%	6/15/26	1,150	1,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	4.500%	2/15/27	1,535	1,728
	HCA Inc.	4.125%	6/15/29	2,420	2,703
	HCA Inc.	2.375%	7/15/31	750	737
	HCA Inc.	5.125%	6/15/39	825	1,019
	HCA Inc.	5.500%	6/15/47	1,700	2,195
	HCA Inc.	5.250%	6/15/49	1,445	1,833
	HCA Inc.	3.500%	7/15/51	1,000	992
	Humana Inc.	3.150%	12/1/22	400	410
	Humana Inc.	2.900%	12/15/22	600	617
	Humana Inc.	0.650%	8/3/23	700	700
	Humana Inc.	3.850%	10/1/24	861	931
	Humana Inc.	4.500%	4/1/25	750	832
	Humana Inc.	1.350%	2/3/27	500	493
	Humana Inc.	3.950%	3/15/27	950	1,059
	Humana Inc.	3.125%	8/15/29	400	426
	Humana Inc.	4.875%	4/1/30	480	571
	Humana Inc.	2.150%	2/3/32	500	488
	Humana Inc.	4.625%	12/1/42	375	460
	Humana Inc.	4.950%	10/1/44	620	797
	Humana Inc.	3.950%	8/15/49	470	536
	IHC Health Services Inc.	4.131%	5/15/48	300	374
	Illumina Inc.	0.550%	3/23/23	500	500
	Illumina Inc.	2.550%	3/23/31	500	505
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	602
[8]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	508
[8]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	842
[8]	Iowa Health System	3.665%	2/15/50	400	447
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	666
	Johnson & Johnson	2.050%	3/1/23	600	614
	Johnson & Johnson	6.730%	11/15/23	245	277
	Johnson & Johnson	3.375%	12/5/23	650	694
	Johnson & Johnson	2.625%	1/15/25	1,506	1,592
	Johnson & Johnson	0.550%	9/1/25	925	913
	Johnson & Johnson	2.450%	3/1/26	1,600	1,696
	Johnson & Johnson	0.950%	9/1/27	1,225	1,206
	Johnson & Johnson	2.900%	1/15/28	1,100	1,190
	Johnson & Johnson	6.950%	9/1/29	250	346
	Johnson & Johnson	1.300%	9/1/30	800	772
	Johnson & Johnson	4.950%	5/15/33	550	714
	Johnson & Johnson	4.375%	12/5/33	900	1,110
	Johnson & Johnson	3.550%	3/1/36	1,325	1,526
	Johnson & Johnson	3.625%	3/3/37	2,150	2,478
	Johnson & Johnson	5.950%	8/15/37	745	1,080
	Johnson & Johnson	3.400%	1/15/38	800	903
	Johnson & Johnson	5.850%	7/15/38	325	470
	Johnson & Johnson	2.100%	9/1/40	925	873
	Johnson & Johnson	4.500%	9/1/40	419	539
	Johnson & Johnson	4.850%	5/15/41	225	297
	Johnson & Johnson	4.500%	12/5/43	550	716
	Johnson & Johnson	3.700%	3/1/46	1,650	1,935
	Johnson & Johnson	3.750%	3/3/47	500	594
	Johnson & Johnson	3.500%	1/15/48	250	288
	Johnson & Johnson	2.250%	9/1/50	925	857
	Johnson & Johnson	2.450%	9/1/60	1,025	957
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	516
[8]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,228
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	824
[8]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	400
[8]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,532
	Koninklijke Philips NV	6.875%	3/11/38	300	447
	Koninklijke Philips NV	5.000%	3/15/42	785	1,017
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	532
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	443
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,527
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	501
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	494
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	554
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	510
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	974
[8]	Mass General Brigham Inc.	3.765%	7/1/48	150	173
[8]	Mass General Brigham Inc.	3.192%	7/1/49	400	421
[8]	Mass General Brigham Inc.	4.117%	7/1/55	275	336
[8]	Mass General Brigham Inc.	3.342%	7/1/60	725	774
[8]	Mayo Clinic	3.774%	11/15/43	250	290
[8]	Mayo Clinic	4.000%	11/15/47	150	182
[8]	Mayo Clinic	4.128%	11/15/52	125	157
[8]	Mayo Clinic	3.196%	11/15/61	750	797
	McKesson Corp.	2.700%	12/15/22	2,370	2,422
	McKesson Corp.	0.900%	12/3/25	750	739
[8]	MedStar Health Inc.	3.626%	8/15/49	250	274
	Medtronic Inc.	3.500%	3/15/25	938	1,018
	Medtronic Inc.	4.375%	3/15/35	2,608	3,213
	Medtronic Inc.	4.625%	3/15/45	1,254	1,636
	Memorial Health Services	3.447%	11/1/49	500	553
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	135
[8]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	252
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	562
[8]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	190
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,078
	Merck & Co. Inc.	2.900%	3/7/24	500	527
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,381
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,708
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,661
	Merck & Co. Inc.	1.450%	6/24/30	770	745
	Merck & Co. Inc.	6.500%	12/1/33	525	769
	Merck & Co. Inc.	3.900%	3/7/39	600	701
	Merck & Co. Inc.	2.350%	6/24/40	1,275	1,215
	Merck & Co. Inc.	3.600%	9/15/42	1,425	1,610
	Merck & Co. Inc.	4.150%	5/18/43	980	1,192
	Merck & Co. Inc.	3.700%	2/10/45	2,295	2,615
	Merck & Co. Inc.	4.000%	3/7/49	600	719
	Merck & Co. Inc.	2.450%	6/24/50	1,250	1,162
[8]	Mercy Health	4.302%	7/1/28	175	200
[8]	Methodist Hospital	2.705%	12/1/50	500	483
[8]	Montefiore Obligated Group	5.246%	11/1/48	600	698
[8]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	229
[8]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	493
[8]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	518
	MultiCare Health System	2.803%	8/15/50	500	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	4.200%	11/29/23	705	750
	Mylan Inc.	4.550%	4/15/28	575	656
	Mylan Inc.	5.400%	11/29/43	400	496
	Mylan Inc.	5.200%	4/15/48	625	765
	New York & Presbyterian Hospital	4.024%	8/1/45	480	585
	New York & Presbyterian Hospital	4.063%	8/1/56	425	533
	New York & Presbyterian Hospital	2.606%	8/1/60	500	464
[8]	New York & Presbyterian Hospital	3.954%	8/1/19	400	468
	Northwell Healthcare Inc.	3.979%	11/1/46	525	591
	Northwell Healthcare Inc.	4.260%	11/1/47	850	1,000
	Northwell Healthcare Inc.	3.809%	11/1/49	375	418
	Novant Health Inc.	2.637%	11/1/36	500	506
	Novant Health Inc.	3.168%	11/1/51	500	521
	Novant Health Inc.	3.318%	11/1/61	1,000	1,056
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,933
	Novartis Capital Corp.	1.750%	2/14/25	255	262
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,505
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,419
	Novartis Capital Corp.	3.100%	5/17/27	800	872
	Novartis Capital Corp.	2.200%	8/14/30	2,175	2,231
	Novartis Capital Corp.	3.700%	9/21/42	525	604
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,342
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,447
	Novartis Capital Corp.	2.750%	8/14/50	850	856
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	229
[8]	NYU Langone Hospitals	5.750%	7/1/43	375	528
	NYU Langone Hospitals	4.784%	7/1/44	325	413
[8]	NYU Langone Hospitals	4.368%	7/1/47	425	503
[8]	NYU Langone Hospitals	3.380%	7/1/55	525	543
[8]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	492
[8]	OhioHealth Corp.	3.042%	11/15/50	300	312
	Orlando Health Obligated Group	4.089%	10/1/48	225	269
	Orlando Health Obligated Group	3.327%	10/1/50	500	529
[8]	PeaceHealth Obligated Group	4.787%	11/15/48	300	403
[8]	PeaceHealth Obligated Group	3.218%	11/15/50	500	520
	PerkinElmer Inc.	0.550%	9/15/23	500	500
	PerkinElmer Inc.	0.850%	9/15/24	500	500
	PerkinElmer Inc.	1.900%	9/15/28	500	496
	PerkinElmer Inc.	3.300%	9/15/29	650	700
	PerkinElmer Inc.	2.550%	3/15/31	500	508
	PerkinElmer Inc.	2.250%	9/15/31	500	494
	PerkinElmer Inc.	3.625%	3/15/51	350	374
	Pfizer Inc.	3.000%	6/15/23	1,136	1,187
	Pfizer Inc.	3.200%	9/15/23	475	500
	Pfizer Inc.	2.950%	3/15/24	500	528
	Pfizer Inc.	3.400%	5/15/24	200	215
	Pfizer Inc.	0.800%	5/28/25	300	299
	Pfizer Inc.	2.750%	6/3/26	2,556	2,752
	Pfizer Inc.	3.000%	12/15/26	1,295	1,416
	Pfizer Inc.	3.600%	9/15/28	600	674
	Pfizer Inc.	3.450%	3/15/29	750	834
	Pfizer Inc.	2.625%	4/1/30	1,175	1,240
	Pfizer Inc.	1.700%	5/28/30	1,750	1,726
	Pfizer Inc.	1.750%	8/18/31	1,900	1,856
	Pfizer Inc.	4.000%	12/15/36	1,050	1,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.100%	9/15/38	600	717
	Pfizer Inc.	3.900%	3/15/39	550	643
	Pfizer Inc.	7.200%	3/15/39	1,015	1,633
	Pfizer Inc.	2.550%	5/28/40	750	742
	Pfizer Inc.	5.600%	9/15/40	1,100	1,553
	Pfizer Inc.	4.300%	6/15/43	780	956
	Pfizer Inc.	4.400%	5/15/44	725	907
	Pfizer Inc.	4.125%	12/15/46	1,575	1,919
	Pfizer Inc.	4.200%	9/15/48	500	619
	Pfizer Inc.	4.000%	3/15/49	850	1,028
	Pfizer Inc.	2.700%	5/28/50	3,275	3,226
	Pharmacia LLC	6.600%	12/1/28	912	1,211
[8]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	491
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	486
[8]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	133
[8]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	520
[8]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	370
[8]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	470
	Quest Diagnostics Inc.	4.250%	4/1/24	300	323
	Quest Diagnostics Inc.	3.500%	3/30/25	250	269
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,241
	Quest Diagnostics Inc.	4.200%	6/30/29	350	400
	Quest Diagnostics Inc.	2.950%	6/30/30	800	845
	Quest Diagnostics Inc.	2.800%	6/30/31	425	444
	Quest Diagnostics Inc.	5.750%	1/30/40	61	77
	Quest Diagnostics Inc.	4.700%	3/30/45	200	246
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	950
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	831
	Royalty Pharma plc	0.750%	9/2/23	500	502
	Royalty Pharma plc	1.200%	9/2/25	1,000	993
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,394
	Royalty Pharma plc	2.200%	9/2/30	900	882
	Royalty Pharma plc	3.300%	9/2/40	1,000	999
	Royalty Pharma plc	3.550%	9/2/50	800	787
	Royalty Pharma plc	3.350%	9/2/51	500	474
[8]	Rush Obligated Group	3.922%	11/15/29	245	277
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	414
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	111
	Sanofi	3.375%	6/19/23	1,050	1,102
	Sanofi	3.625%	6/19/28	1,000	1,138
[8]	Seattle Children's Hospital	2.719%	10/1/50	500	486
[8]	Sharp HealthCare	2.680%	8/1/50	500	477
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,450
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,899
	Smith & Nephew plc	2.032%	10/14/30	820	799
[8]	Spectrum Health System Obligated Group	3.487%	7/15/49	275	306
[8]	SSM Health Care Corp.	3.688%	6/1/23	725	757
[8]	SSM Health Care Corp.	3.823%	6/1/27	375	419
[8]	Stanford Health Care	3.795%	11/15/48	450	528
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	648
	Stryker Corp.	0.600%	12/1/23	500	500
	Stryker Corp.	3.375%	5/15/24	475	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	1.150%	6/15/25	400	403
	Stryker Corp.	3.375%	11/1/25	500	541
	Stryker Corp.	3.500%	3/15/26	890	971
	Stryker Corp.	3.650%	3/7/28	450	500
	Stryker Corp.	1.950%	6/15/30	750	740
	Stryker Corp.	4.100%	4/1/43	325	374
	Stryker Corp.	4.375%	5/15/44	1,275	1,548
	Stryker Corp.	4.625%	3/15/46	155	198
	Stryker Corp.	2.900%	6/15/50	500	499
[8]	Sutter Health	1.321%	8/15/25	500	501
[8]	Sutter Health	3.695%	8/15/28	300	334
[8]	Sutter Health	2.294%	8/15/30	500	503
[8]	Sutter Health	3.161%	8/15/40	500	518
[8]	Sutter Health	4.091%	8/15/48	375	445
[8]	Sutter Health	3.361%	8/15/50	475	499
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,694
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,935
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	2,191
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,700	2,734
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,818
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	946
	Texas Health Resources	2.328%	11/15/50	500	446
[8]	Texas Health Resources	4.330%	11/15/55	100	130
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	810	892
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	1,230	1,340
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	1,396	1,500
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	707
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	499
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	931
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	305	360
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	979
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,500	1,496
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	482
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	485
[8]	Toledo Hospital	5.325%	11/15/28	275	312
	Toledo Hospital	6.015%	11/15/48	325	386
[8]	Trinity Health Corp.	2.632%	12/1/40	500	489
	Trinity Health Corp.	4.125%	12/1/45	450	552
	UnitedHealth Group Inc.	2.375%	10/15/22	405	414
	UnitedHealth Group Inc.	2.750%	2/15/23	400	411
	UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,379
	UnitedHealth Group Inc.	3.500%	6/15/23	500	526
	UnitedHealth Group Inc.	2.375%	8/15/24	550	576
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	3,032
	UnitedHealth Group Inc.	3.700%	12/15/25	200	221
	UnitedHealth Group Inc.	1.250%	1/15/26	781	787
	UnitedHealth Group Inc.	3.100%	3/15/26	750	814
	UnitedHealth Group Inc.	1.150%	5/15/26	500	501
	UnitedHealth Group Inc.	3.450%	1/15/27	600	662
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,378
	UnitedHealth Group Inc.	3.875%	12/15/28	500	569
	UnitedHealth Group Inc.	2.875%	8/15/29	475	509
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,944
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,960
	UnitedHealth Group Inc.	6.500%	6/15/37	200	296
	UnitedHealth Group Inc.	6.625%	11/15/37	325	486
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	2,082
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	2,254
	UnitedHealth Group Inc.	5.950%	2/15/41	240	346
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,449
	UnitedHealth Group Inc.	4.375%	3/15/42	325	397
	UnitedHealth Group Inc.	3.950%	10/15/42	800	940
	UnitedHealth Group Inc.	4.250%	3/15/43	75	91
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,723
	UnitedHealth Group Inc.	4.200%	1/15/47	775	936
	UnitedHealth Group Inc.	4.250%	4/15/47	950	1,164
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,474
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,393
	UnitedHealth Group Inc.	3.700%	8/15/49	680	773
	UnitedHealth Group Inc.	2.900%	5/15/50	520	521
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	2,026
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,656
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	2,703
[3]	Universal Health Services Inc.	2.650%	10/15/30	700	705
[8]	UPMC	3.600%	4/3/25	400	431
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,212
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	2,752
[3]	Viatris Inc.	1.650%	6/22/25	600	606
[3]	Viatris Inc.	2.300%	6/22/27	2,350	2,400
[3]	Viatris Inc.	2.700%	6/22/30	1,525	1,540
[3]	Viatris Inc.	3.850%	6/22/40	1,425	1,528
[3]	Viatris Inc.	4.000%	6/22/50	2,425	2,578
[8]	Willis-Knighton Medical Center	4.813%	9/1/48	200	257
[8]	Willis-Knighton Medical Center	3.065%	3/1/51	500	498
	Wyeth LLC	7.250%	3/1/23	350	383
	Wyeth LLC	6.450%	2/1/24	780	885
	Wyeth LLC	6.500%	2/1/34	500	717
	Wyeth LLC	6.000%	2/15/36	410	580
	Wyeth LLC	5.950%	4/1/37	1,605	2,258
[8]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	463
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	678
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	235
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,371
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	2,000	2,187
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	265
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	331
	Zoetis Inc.	3.250%	2/1/23	1,475	1,520
	Zoetis Inc.	4.500%	11/13/25	350	394
	Zoetis Inc.	3.000%	9/12/27	800	861
	Zoetis Inc.	3.900%	8/20/28	400	450
	Zoetis Inc.	2.000%	5/15/30	575	568
	Zoetis Inc.	4.700%	2/1/43	900	1,149
	Zoetis Inc.	3.950%	9/12/47	400	466
	Zoetis Inc.	4.450%	8/20/48	325	408
	Zoetis Inc.	3.000%	5/15/50	250	254
					699,972
Industrials (0.8%)
	3M Co.	1.750%	2/14/23	500	509
[8]	3M Co.	2.250%	3/15/23	1,325	1,360
[8]	3M Co.	3.250%	2/14/24	400	425
	3M Co.	2.000%	2/14/25	600	620
	3M Co.	2.650%	4/15/25	1,069	1,128
[8]	3M Co.	2.250%	9/19/26	100	105
	3M Co.	2.875%	10/15/27	1,639	1,773
[8]	3M Co.	3.375%	3/1/29	650	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	3M Co.	2.375%	8/26/29	1,555	1,611
	3M Co.	3.050%	4/15/30	600	648
[8]	3M Co.	3.125%	9/19/46	1,125	1,162
[8]	3M Co.	3.625%	10/15/47	450	507
[8]	3M Co.	4.000%	9/14/48	182	217
	3M Co.	3.250%	8/26/49	375	399
	3M Co.	3.700%	4/15/50	1,200	1,374
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	685
	Allegion plc	3.500%	10/1/29	325	352
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	136
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	378
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	211	218
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	343	354
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	787	795
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	179	181
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	391	407
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	335	342
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	202	206
	Amphenol Corp.	3.200%	4/1/24	200	211
	Amphenol Corp.	2.050%	3/1/25	170	175
	Amphenol Corp.	4.350%	6/1/29	300	347
	Amphenol Corp.	2.800%	2/15/30	750	784
	Amphenol Corp.	2.200%	9/15/31	400	397
[8]	BNSF Funding Trust I	6.613%	12/15/55	325	371
	Boeing Co.	1.167%	2/4/23	1,200	1,203
	Boeing Co.	2.800%	3/1/23	345	355
	Boeing Co.	4.508%	5/1/23	2,625	2,773
	Boeing Co.	1.875%	6/15/23	500	509
	Boeing Co.	1.950%	2/1/24	500	512
	Boeing Co.	1.433%	2/4/24	2,225	2,228
	Boeing Co.	2.800%	3/1/24	450	468
	Boeing Co.	2.850%	10/30/24	450	471
	Boeing Co.	4.875%	5/1/25	3,980	4,431
	Boeing Co.	2.750%	2/1/26	500	520
	Boeing Co.	2.196%	2/4/26	5,000	5,040
	Boeing Co.	3.100%	5/1/26	400	422
	Boeing Co.	2.250%	6/15/26	325	331
	Boeing Co.	2.700%	2/1/27	1,715	1,777
	Boeing Co.	2.800%	3/1/27	200	208
	Boeing Co.	5.040%	5/1/27	1,760	2,023
	Boeing Co.	3.250%	2/1/28	1,100	1,163
	Boeing Co.	3.250%	3/1/28	275	288
	Boeing Co.	3.450%	11/1/28	200	212
	Boeing Co.	3.200%	3/1/29	900	937
	Boeing Co.	2.950%	2/1/30	500	509
	Boeing Co.	5.150%	5/1/30	3,915	4,597
	Boeing Co.	3.625%	2/1/31	1,350	1,446
	Boeing Co.	6.125%	2/15/33	325	411
	Boeing Co.	3.600%	5/1/34	1,375	1,433
	Boeing Co.	3.250%	2/1/35	600	602
	Boeing Co.	6.625%	2/15/38	100	134
	Boeing Co.	3.500%	3/1/39	200	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	6.875%	3/15/39	285	393
Boeing Co.	5.875%	2/15/40	545	684
Boeing Co.	5.705%	5/1/40	3,965	5,045
Boeing Co.	3.375%	6/15/46	450	433
Boeing Co.	3.650%	3/1/47	475	466
Boeing Co.	3.850%	11/1/48	200	204
Boeing Co.	3.900%	5/1/49	650	670
Boeing Co.	3.750%	2/1/50	1,100	1,115
Boeing Co.	5.805%	5/1/50	5,000	6,683
Boeing Co.	3.825%	3/1/59	225	221
Boeing Co.	3.950%	8/1/59	360	366
Boeing Co.	5.930%	5/1/60	3,415	4,666
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	645
Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	661
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	428
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	429
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	266
Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	301
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	864
Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	964
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	178
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	1,110
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	876
Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	884
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,670
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	260
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	703
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	613
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,057
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	674
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,441
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	755
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	600
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	772
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	640
Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	270
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	2,239
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	699
Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	769
Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	861
Canadian National Railway Co.	2.950%	11/21/24	288	305
Canadian National Railway Co.	2.750%	3/1/26	375	399
Canadian National Railway Co.	6.250%	8/1/34	350	490
Canadian National Railway Co.	6.200%	6/1/36	350	493
Canadian National Railway Co.	6.375%	11/15/37	350	502
Canadian National Railway Co.	3.200%	8/2/46	500	524
Canadian National Railway Co.	4.450%	1/20/49	1,000	1,260
Canadian National Railway Co.	2.450%	5/1/50	1,700	1,568
Canadian Pacific Railway Co.	4.450%	3/15/23	430	450
Canadian Pacific Railway Co.	2.900%	2/1/25	100	106
Canadian Pacific Railway Co.	2.050%	3/5/30	400	395
Canadian Pacific Railway Co.	7.125%	10/15/31	275	384
Canadian Pacific Railway Co.	5.750%	3/15/33	425	551
Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,056
Canadian Pacific Railway Co.	4.800%	8/1/45	675	848
Canadian Pacific Railway Co.	6.125%	9/15/15	830	1,255
Carrier Global Corp.	2.242%	2/15/25	1,600	1,658
Carrier Global Corp.	2.493%	2/15/27	1,475	1,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,714
	Carrier Global Corp.	2.700%	2/15/31	390	401
	Carrier Global Corp.	3.377%	4/5/40	1,950	2,043
	Carrier Global Corp.	3.577%	4/5/50	1,900	2,017
[8]	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,324
[8]	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,026
[8]	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,470
	Caterpillar Financial Services Corp.	0.650%	7/7/23	500	503
[8]	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,825	1,828
[8]	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	428
[8]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	344
[8]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	783
[8]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	500
[8]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,701
[8]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	382
[8]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	819
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	212
[8]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	499
[8]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,484
	Caterpillar Inc.	3.400%	5/15/24	450	481
	Caterpillar Inc.	2.600%	4/9/30	2,585	2,719
	Caterpillar Inc.	1.900%	3/12/31	500	497
	Caterpillar Inc.	6.050%	8/15/36	720	1,035
	Caterpillar Inc.	5.200%	5/27/41	475	649
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,764
	Caterpillar Inc.	4.300%	5/15/44	375	474
	Caterpillar Inc.	3.250%	9/19/49	1,600	1,731
	Caterpillar Inc.	3.250%	4/9/50	700	761
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	142
	CNH Industrial Capital LLC	1.950%	7/2/23	250	256
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,636
	CNH Industrial Capital LLC	1.875%	1/15/26	260	264
	CNH Industrial Capital LLC	1.450%	7/15/26	400	398
[8]	CNH Industrial NV	3.850%	11/15/27	375	417
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	407	427
	Crane Co.	4.450%	12/15/23	400	429
	Crane Co.	4.200%	3/15/48	525	574
	CSX Corp.	3.400%	8/1/24	400	429
	CSX Corp.	3.350%	11/1/25	400	432
	CSX Corp.	2.600%	11/1/26	200	212
	CSX Corp.	3.250%	6/1/27	650	707
	CSX Corp.	3.800%	3/1/28	1,275	1,422
	CSX Corp.	4.250%	3/15/29	900	1,035
	CSX Corp.	2.400%	2/15/30	2,525	2,585
	CSX Corp.	6.150%	5/1/37	1,000	1,397
	CSX Corp.	6.220%	4/30/40	599	867
	CSX Corp.	5.500%	4/15/41	725	977
	CSX Corp.	4.750%	5/30/42	460	577
	CSX Corp.	4.400%	3/1/43	93	111
	CSX Corp.	4.100%	3/15/44	800	928
	CSX Corp.	3.800%	11/1/46	400	450
	CSX Corp.	4.300%	3/1/48	1,000	1,209
	CSX Corp.	4.500%	3/15/49	900	1,123
	CSX Corp.	3.800%	4/15/50	1,105	1,252
	CSX Corp.	2.500%	5/15/51	500	453
	CSX Corp.	4.250%	11/1/66	500	605
	CSX Corp.	4.650%	3/1/68	275	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	3.650%	10/1/23	350	370
	Cummins Inc.	0.750%	9/1/25	821	814
	Cummins Inc.	1.500%	9/1/30	800	764
	Cummins Inc.	4.875%	10/1/43	525	692
	Cummins Inc.	2.600%	9/1/50	600	560
	Deere & Co.	2.750%	4/15/25	750	794
	Deere & Co.	5.375%	10/16/29	455	573
	Deere & Co.	3.100%	4/15/30	470	511
	Deere & Co.	7.125%	3/3/31	400	568
	Deere & Co.	3.900%	6/9/42	1,000	1,189
	Deere & Co.	2.875%	9/7/49	200	205
	Deere & Co.	3.750%	4/15/50	650	772
[3]	Delta Air Lines Inc.	7.000%	5/1/25	1,169	1,365
[3]	Delta Air Lines Inc.	4.750%	10/20/28	500	558
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	453
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	376	376
	Dover Corp.	2.950%	11/4/29	575	611
	Dover Corp.	5.375%	3/1/41	280	364
	Eaton Corp.	2.750%	11/2/22	1,075	1,103
	Eaton Corp.	3.103%	9/15/27	665	721
	Eaton Corp.	4.000%	11/2/32	717	833
	Eaton Corp.	4.150%	11/2/42	75	88
	Eaton Corp.	3.915%	9/15/47	550	631
	Emerson Electric Co.	2.625%	2/15/23	300	308
	Emerson Electric Co.	3.150%	6/1/25	450	483
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,962
	Emerson Electric Co.	1.800%	10/15/27	750	763
	Emerson Electric Co.	1.950%	10/15/30	375	373
	Emerson Electric Co.	5.250%	11/15/39	135	180
	Emerson Electric Co.	2.750%	10/15/50	450	437
	FedEx Corp.	3.250%	4/1/26	500	542
	FedEx Corp.	3.400%	2/15/28	1,000	1,094
	FedEx Corp.	3.100%	8/5/29	825	881
	FedEx Corp.	4.250%	5/15/30	1,600	1,833
	FedEx Corp.	2.400%	5/15/31	450	453
	FedEx Corp.	3.900%	2/1/35	200	226
	FedEx Corp.	3.250%	5/15/41	450	455
	FedEx Corp.	3.875%	8/1/42	200	220
	FedEx Corp.	4.100%	4/15/43	300	336
	FedEx Corp.	5.100%	1/15/44	600	765
	FedEx Corp.	4.100%	2/1/45	300	336
	FedEx Corp.	4.750%	11/15/45	1,075	1,312
	FedEx Corp.	4.550%	4/1/46	2,050	2,443
	FedEx Corp.	4.400%	1/15/47	800	935
	FedEx Corp.	4.050%	2/15/48	700	785
	FedEx Corp.	4.950%	10/17/48	750	948
	FedEx Corp.	5.250%	5/15/50	1,150	1,519
	FedEx Corp.	4.500%	2/1/65	150	174
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	779	767
	Flowserve Corp.	3.500%	9/15/22	225	230
	Flowserve Corp.	4.000%	11/15/23	375	397
	Flowserve Corp.	3.500%	10/1/30	500	524
	Fortive Corp.	3.150%	6/15/26	585	631
	Fortive Corp.	4.300%	6/15/46	425	503
	General Dynamics Corp.	2.250%	11/15/22	900	915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.375%	5/15/23	700	733
	General Dynamics Corp.	1.875%	8/15/23	500	513
	General Dynamics Corp.	3.250%	4/1/25	525	564
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,628
	General Dynamics Corp.	2.125%	8/15/26	250	261
	General Dynamics Corp.	3.500%	4/1/27	350	387
	General Dynamics Corp.	2.625%	11/15/27	500	532
	General Dynamics Corp.	3.750%	5/15/28	705	792
	General Dynamics Corp.	3.625%	4/1/30	755	847
	General Dynamics Corp.	2.250%	6/1/31	500	510
	General Dynamics Corp.	4.250%	4/1/40	570	692
	General Dynamics Corp.	3.600%	11/15/42	625	708
	General Dynamics Corp.	4.250%	4/1/50	505	638
[8]	General Electric Co.	3.150%	9/7/22	318	327
[8]	General Electric Co.	3.100%	1/9/23	4,149	4,290
[8]	General Electric Co.	3.450%	5/15/24	425	452
	General Electric Co.	3.450%	5/1/27	1,250	1,372
	General Electric Co.	3.625%	5/1/30	2,625	2,918
[8]	General Electric Co.	6.750%	3/15/32	1,185	1,626
[8]	General Electric Co.	5.875%	1/14/38	2,512	3,399
[8]	General Electric Co.	6.875%	1/10/39	1,555	2,313
	General Electric Co.	4.250%	5/1/40	2,000	2,341
	General Electric Co.	4.125%	10/9/42	500	573
	General Electric Co.	4.350%	5/1/50	2,700	3,254
	Honeywell International Inc.	2.150%	8/8/22	600	609
	Honeywell International Inc.	0.483%	8/19/22	140	140
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,247
	Honeywell International Inc.	2.300%	8/15/24	800	837
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,785
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,220
	Honeywell International Inc.	1.100%	3/1/27	1,150	1,140
	Honeywell International Inc.	2.700%	8/15/29	350	372
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,128
	Honeywell International Inc.	1.750%	9/1/31	1,150	1,120
	Honeywell International Inc.	5.700%	3/15/36	300	409
	Honeywell International Inc.	5.700%	3/15/37	305	419
	Honeywell International Inc.	5.375%	3/1/41	855	1,179
	Honeywell International Inc.	2.800%	6/1/50	500	507
[3]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	500	500
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	271
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	431
[3]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	500	493
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	902
	IDEX Corp.	3.000%	5/1/30	300	315
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,218
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,177
	Illinois Tool Works Inc.	3.900%	9/1/42	800	931
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	408
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	719
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	677	738
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	469	470
[8]	John Deere Capital Corp.	2.700%	1/6/23	425	438
	John Deere Capital Corp.	2.800%	1/27/23	275	284
[8]	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,554
[8]	John Deere Capital Corp.	3.450%	6/7/23	200	210
[8]	John Deere Capital Corp.	0.700%	7/5/23	375	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	John Deere Capital Corp.	0.400%	10/10/23	500	500
	John Deere Capital Corp.	3.650%	10/12/23	200	213
[8]	John Deere Capital Corp.	0.450%	1/17/24	1,000	999
[8]	John Deere Capital Corp.	2.600%	3/7/24	400	420
[8]	John Deere Capital Corp.	3.350%	6/12/24	700	752
[8]	John Deere Capital Corp.	0.625%	9/10/24	925	925
[8]	John Deere Capital Corp.	2.050%	1/9/25	575	597
[8]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,330
[8]	John Deere Capital Corp.	3.400%	9/11/25	325	354
[8]	John Deere Capital Corp.	0.700%	1/15/26	500	492
[8]	John Deere Capital Corp.	2.650%	6/10/26	300	321
[8]	John Deere Capital Corp.	1.050%	6/17/26	500	497
[8]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,729
[8]	John Deere Capital Corp.	2.800%	9/8/27	250	269
[8]	John Deere Capital Corp.	3.050%	1/6/28	600	652
[8]	John Deere Capital Corp.	1.500%	3/6/28	500	497
[8]	John Deere Capital Corp.	3.450%	3/7/29	623	693
[8]	John Deere Capital Corp.	2.800%	7/18/29	490	524
[8]	John Deere Capital Corp.	2.450%	1/9/30	1,000	1,040
	John Deere Capital Corp.	1.450%	1/15/31	500	477
[8]	John Deere Capital Corp.	2.000%	6/17/31	300	300
[8]	Johnson Controls International plc	3.625%	7/2/24	442	472
[8]	Johnson Controls International plc	3.900%	2/14/26	219	241
	Johnson Controls International plc	1.750%	9/15/30	500	485
	Johnson Controls International plc	2.000%	9/16/31	500	488
[8]	Johnson Controls International plc	6.000%	1/15/36	210	291
[8]	Johnson Controls International plc	4.625%	7/2/44	800	974
[8]	Johnson Controls International plc	5.125%	9/14/45	80	105
	Johnson Controls International plc	4.500%	2/15/47	400	493
[8]	Johnson Controls International plc	4.950%	7/2/64	286	378
[8]	Kansas City Southern	3.000%	5/15/23	400	414
	Kansas City Southern	2.875%	11/15/29	550	577
[8]	Kansas City Southern	4.300%	5/15/43	500	586
[8]	Kansas City Southern	4.950%	8/15/45	500	632
	Kansas City Southern	3.500%	5/1/50	1,600	1,679
	Kennametal Inc.	4.625%	6/15/28	1,000	1,129
	Keysight Technologies Inc.	4.550%	10/30/24	734	811
	Keysight Technologies Inc.	4.600%	4/6/27	375	433
	Keysight Technologies Inc.	3.000%	10/30/29	425	450
	Kirby Corp.	4.200%	3/1/28	1,200	1,319
	L3Harris Technologies Inc.	3.850%	6/15/23	775	817
	L3Harris Technologies Inc.	3.950%	5/28/24	270	290
	L3Harris Technologies Inc.	3.832%	4/27/25	550	598
	L3Harris Technologies Inc.	3.850%	12/15/26	200	222
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	600	685
	L3Harris Technologies Inc.	2.900%	12/15/29	750	786
	L3Harris Technologies Inc.	1.800%	1/15/31	600	576
	L3Harris Technologies Inc.	4.854%	4/27/35	100	124
	L3Harris Technologies Inc.	6.150%	12/15/40	425	609
	L3Harris Technologies Inc.	5.054%	4/27/45	475	620
	Lennox International Inc.	3.000%	11/15/23	100	105
	Lennox International Inc.	1.350%	8/1/25	500	500
	Lennox International Inc.	1.700%	8/1/27	500	496
	Lockheed Martin Corp.	3.100%	1/15/23	270	278
	Lockheed Martin Corp.	2.900%	3/1/25	463	493
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,319
	Lockheed Martin Corp.	1.850%	6/15/30	1,000	993
	Lockheed Martin Corp.	3.600%	3/1/35	485	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.500%	5/15/36	565	699
[8]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,727
	Lockheed Martin Corp.	5.720%	6/1/40	316	440
	Lockheed Martin Corp.	4.070%	12/15/42	1,775	2,118
	Lockheed Martin Corp.	3.800%	3/1/45	750	868
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,378
	Lockheed Martin Corp.	2.800%	6/15/50	700	694
	Lockheed Martin Corp.	4.090%	9/15/52	622	762
	Norfolk Southern Corp.	2.903%	2/15/23	1,580	1,624
	Norfolk Southern Corp.	3.850%	1/15/24	200	213
	Norfolk Southern Corp.	3.650%	8/1/25	415	452
	Norfolk Southern Corp.	7.800%	5/15/27	100	133
	Norfolk Southern Corp.	3.150%	6/1/27	125	136
	Norfolk Southern Corp.	3.800%	8/1/28	750	839
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,246
	Norfolk Southern Corp.	4.837%	10/1/41	565	721
	Norfolk Southern Corp.	3.950%	10/1/42	425	489
	Norfolk Southern Corp.	4.450%	6/15/45	975	1,193
	Norfolk Southern Corp.	4.650%	1/15/46	300	376
	Norfolk Southern Corp.	3.942%	11/1/47	150	171
	Norfolk Southern Corp.	4.150%	2/28/48	50	59
	Norfolk Southern Corp.	4.100%	5/15/49	615	720
	Norfolk Southern Corp.	3.400%	11/1/49	330	350
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,590
	Norfolk Southern Corp.	4.050%	8/15/52	973	1,137
	Norfolk Southern Corp.	3.155%	5/15/55	756	757
	Norfolk Southern Corp.	4.100%	5/15/21	500	555
	Northrop Grumman Corp.	3.250%	8/1/23	500	526
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,377
	Northrop Grumman Corp.	3.200%	2/1/27	675	731
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,673
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,800
	Northrop Grumman Corp.	5.150%	5/1/40	2,165	2,816
	Northrop Grumman Corp.	5.050%	11/15/40	850	1,095
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,965
	Northrop Grumman Corp.	4.030%	10/15/47	1,550	1,824
	Northrop Grumman Corp.	5.250%	5/1/50	795	1,108
	nVent Finance Sarl	3.950%	4/15/23	220	229
	nVent Finance Sarl	4.550%	4/15/28	300	329
	Oshkosh Corp.	4.600%	5/15/28	400	457
	Oshkosh Corp.	3.100%	3/1/30	80	84
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,627
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,402
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,437
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	2,050
	Otis Worldwide Corp.	3.362%	2/15/50	550	576
[8]	PACCAR Financial Corp.	2.300%	8/10/22	250	255
	PACCAR Financial Corp.	3.400%	8/9/23	300	317
[8]	PACCAR Financial Corp.	0.350%	8/11/23	500	500
[8]	PACCAR Financial Corp.	0.350%	2/2/24	500	498
[8]	PACCAR Financial Corp.	2.150%	8/15/24	250	260
[8]	PACCAR Financial Corp.	1.800%	2/6/25	750	772
	Parker-Hannifin Corp.	2.700%	6/14/24	475	499
[8]	Parker-Hannifin Corp.	3.300%	11/21/24	467	500
	Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,734
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	1,075
[8]	Parker-Hannifin Corp.	4.200%	11/21/34	200	230
[8]	Parker-Hannifin Corp.	6.250%	5/15/38	575	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	4.100%	3/1/47	500	576
	Parker-Hannifin Corp.	4.000%	6/14/49	950	1,090
	Precision Castparts Corp.	2.500%	1/15/23	1,075	1,099
	Precision Castparts Corp.	3.250%	6/15/25	675	727
	Precision Castparts Corp.	3.900%	1/15/43	375	426
	Precision Castparts Corp.	4.375%	6/15/45	275	334
	Raytheon Technologies Corp.	3.200%	3/15/24	775	821
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,851
	Raytheon Technologies Corp.	3.500%	3/15/27	2,000	2,196
	Raytheon Technologies Corp.	3.125%	5/4/27	975	1,058
	Raytheon Technologies Corp.	7.200%	8/15/27	75	98
	Raytheon Technologies Corp.	6.700%	8/1/28	150	194
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,922
	Raytheon Technologies Corp.	7.500%	9/15/29	400	554
	Raytheon Technologies Corp.	2.250%	7/1/30	500	505
	Raytheon Technologies Corp.	1.900%	9/1/31	925	898
	Raytheon Technologies Corp.	5.400%	5/1/35	500	653
	Raytheon Technologies Corp.	6.050%	6/1/36	585	809
	Raytheon Technologies Corp.	6.125%	7/15/38	925	1,302
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,211
	Raytheon Technologies Corp.	5.700%	4/15/40	625	857
	Raytheon Technologies Corp.	4.875%	10/15/40	225	285
	Raytheon Technologies Corp.	4.700%	12/15/41	925	1,147
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	3,874
	Raytheon Technologies Corp.	4.800%	12/15/43	285	358
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	1,198
	Raytheon Technologies Corp.	3.750%	11/1/46	900	1,000
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,598
	Raytheon Technologies Corp.	4.050%	5/4/47	800	929
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,490
	Raytheon Technologies Corp.	2.820%	9/1/51	925	882
	Republic Services Inc.	2.500%	8/15/24	60	63
	Republic Services Inc.	3.200%	3/15/25	500	534
	Republic Services Inc.	0.875%	11/15/25	500	493
	Republic Services Inc.	2.900%	7/1/26	2,322	2,472
	Republic Services Inc.	2.300%	3/1/30	725	734
	Republic Services Inc.	1.450%	2/15/31	500	468
	Republic Services Inc.	1.750%	2/15/32	625	593
	Republic Services Inc.	6.200%	3/1/40	475	678
	Republic Services Inc.	5.700%	5/15/41	300	412
	Republic Services Inc.	3.050%	3/1/50	650	662
	Rockwell Automation Inc.	0.350%	8/15/23	500	500
	Rockwell Automation Inc.	3.500%	3/1/29	350	390
	Rockwell Automation Inc.	1.750%	8/15/31	500	487
	Rockwell Automation Inc.	4.200%	3/1/49	575	710
	Rockwell Automation Inc.	2.800%	8/15/61	500	477
[8]	Ryder System Inc.	3.400%	3/1/23	350	364
[8]	Ryder System Inc.	3.750%	6/9/23	1,490	1,571
[8]	Ryder System Inc.	3.650%	3/18/24	550	587
[8]	Ryder System Inc.	2.500%	9/1/24	250	261
[8]	Ryder System Inc.	4.625%	6/1/25	581	648
[8]	Ryder System Inc.	2.900%	12/1/26	325	346
	Southwest Airlines Co.	2.750%	11/16/22	100	102
	Southwest Airlines Co.	4.750%	5/4/23	675	719
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,961
	Southwest Airlines Co.	3.000%	11/15/26	400	426
	Southwest Airlines Co.	5.125%	6/15/27	1,925	2,251
	Southwest Airlines Co.	3.450%	11/16/27	540	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	2.625%	2/10/30	400	406
[8]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	22	22
[8]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	222	232
	Teledyne Technologies Inc.	0.650%	4/1/23	500	500
	Teledyne Technologies Inc.	0.950%	4/1/24	500	501
	Teledyne Technologies Inc.	2.250%	4/1/28	500	508
	Teledyne Technologies Inc.	2.750%	4/1/31	900	921
	Textron Inc.	4.300%	3/1/24	625	670
	Textron Inc.	3.875%	3/1/25	225	243
	Textron Inc.	4.000%	3/15/26	300	331
	Textron Inc.	3.650%	3/15/27	1,025	1,126
	Textron Inc.	3.375%	3/1/28	325	350
	Textron Inc.	3.900%	9/17/29	250	278
	Timken Co.	3.875%	9/1/24	200	214
	Timken Co.	4.500%	12/15/28	400	447
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	900	957
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,332
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,450
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	353
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	1,089
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	188
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	434
	Trimble Inc.	4.150%	6/15/23	100	105
	Trimble Inc.	4.750%	12/1/24	600	664
	Trimble Inc.	4.900%	6/15/28	400	463
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,064
	Tyco Electronics Group SA	3.125%	8/15/27	450	493
	Tyco Electronics Group SA	7.125%	10/1/37	550	832
	Union Pacific Corp.	2.950%	1/15/23	650	667
	Union Pacific Corp.	2.750%	4/15/23	200	206
	Union Pacific Corp.	3.500%	6/8/23	600	630
	Union Pacific Corp.	3.646%	2/15/24	325	345
	Union Pacific Corp.	3.150%	3/1/24	400	424
	Union Pacific Corp.	3.250%	1/15/25	400	428
	Union Pacific Corp.	3.750%	7/15/25	930	1,019
	Union Pacific Corp.	3.250%	8/15/25	900	969
	Union Pacific Corp.	2.750%	3/1/26	648	689
	Union Pacific Corp.	2.150%	2/5/27	400	415
	Union Pacific Corp.	3.000%	4/15/27	240	259
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,513
	Union Pacific Corp.	2.375%	5/20/31	500	512
	Union Pacific Corp.	3.375%	2/1/35	900	979
[3]	Union Pacific Corp.	2.891%	4/6/36	1,800	1,868
	Union Pacific Corp.	3.600%	9/15/37	708	787
	Union Pacific Corp.	3.200%	5/20/41	500	527
	Union Pacific Corp.	4.050%	3/1/46	500	583
	Union Pacific Corp.	3.350%	8/15/46	550	582
	Union Pacific Corp.	3.250%	2/5/50	850	893
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,249
	Union Pacific Corp.	2.950%	3/10/52	500	498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.950%	8/15/59	425	498
	Union Pacific Corp.	3.839%	3/20/60	1,106	1,269
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,957
	Union Pacific Corp.	4.100%	9/15/67	350	413
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,565
[3]	Union Pacific Corp.	3.799%	4/6/71	1,700	1,915
[8]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	546	575
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	457	490
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	502	530
[8]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	200	204
[8]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	316	318
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,833	3,160
[8]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	208	219
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	434	452
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	410	444
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	456	461
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	1,215	1,285
	United Parcel Service Inc.	2.450%	10/1/22	800	817
	United Parcel Service Inc.	2.800%	11/15/24	950	1,010
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,314
	United Parcel Service Inc.	2.400%	11/15/26	1,575	1,666
	United Parcel Service Inc.	2.500%	9/1/29	400	419
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,191
	United Parcel Service Inc.	6.200%	1/15/38	505	733
	United Parcel Service Inc.	5.200%	4/1/40	465	622
	United Parcel Service Inc.	4.875%	11/15/40	350	453
	United Parcel Service Inc.	3.625%	10/1/42	300	341
	United Parcel Service Inc.	3.400%	11/15/46	390	430
	United Parcel Service Inc.	4.250%	3/15/49	800	1,001
	United Parcel Service Inc.	3.400%	9/1/49	200	221
	United Parcel Service Inc.	5.300%	4/1/50	2,870	4,147
	Valmont Industries Inc.	5.000%	10/1/44	475	584
	Valmont Industries Inc.	5.250%	10/1/54	300	374
[3]	Vontier Corp.	1.800%	4/1/26	500	498
[3]	Vontier Corp.	2.400%	4/1/28	500	495
[3]	Vontier Corp.	2.950%	4/1/31	500	497
	Waste Connections Inc.	4.250%	12/1/28	375	431
	Waste Connections Inc.	3.500%	5/1/29	950	1,041
	Waste Connections Inc.	2.600%	2/1/30	500	515
	Waste Connections Inc.	2.200%	1/15/32	700	690
	Waste Connections Inc.	3.050%	4/1/50	300	299
	Waste Connections Inc.	2.950%	1/15/52	700	685
	Waste Management Inc.	2.400%	5/15/23	1,100	1,132
	Waste Management Inc.	0.750%	11/15/25	500	492
	Waste Management Inc.	3.150%	11/15/27	1,600	1,737
	Waste Management Inc.	1.150%	3/15/28	500	482
	Waste Management Inc.	1.500%	3/15/31	1,400	1,317
	Waste Management Inc.	2.950%	6/1/41	500	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	2.500%	11/15/50	500	460
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,183
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,135
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	777
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	863
	WW Grainger Inc.	1.850%	2/15/25	475	489
	WW Grainger Inc.	4.600%	6/15/45	825	1,059
	WW Grainger Inc.	3.750%	5/15/46	325	372
	WW Grainger Inc.	4.200%	5/15/47	350	431
	Xylem Inc.	3.250%	11/1/26	300	326
	Xylem Inc.	1.950%	1/30/28	250	251
	Xylem Inc.	2.250%	1/30/31	400	400
	Xylem Inc.	4.375%	11/1/46	475	565
					487,997
Materials (0.3%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	250	258
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,283
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	154
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	708
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	605
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	995
	Albemarle Corp.	4.150%	12/1/24	532	581
	Albemarle Corp.	5.450%	12/1/44	325	418
	Amcor Finance USA Inc.	4.500%	5/15/28	500	577
[8]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	319
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	510
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	512
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	500	512
	ArcelorMittal SA	4.550%	3/11/26	400	446
	ArcelorMittal SA	4.250%	7/16/29	400	440
	ArcelorMittal SA	7.000%	10/15/39	809	1,143
	ArcelorMittal SA	6.750%	3/1/41	480	660
	Barrick Gold Corp.	6.450%	10/15/35	375	515
	Barrick Gold Corp.	5.250%	4/1/42	500	647
	Barrick North America Finance LLC	5.700%	5/30/41	770	1,042
	Barrick North America Finance LLC	5.750%	5/1/43	250	342
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	675	925
[3]	Berry Global Inc.	0.950%	2/15/24	1,100	1,101
[3]	Berry Global Inc.	1.570%	1/15/26	1,400	1,401
[3]	Berry Global Inc.	1.650%	1/15/27	1,000	989
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	508
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	182
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	1,008
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	3,127
	Cabot Corp.	4.000%	7/1/29	240	261
	Carlisle Cos. Inc.	3.750%	11/15/22	175	180
	Carlisle Cos. Inc.	3.500%	12/1/24	150	161
	Carlisle Cos. Inc.	3.750%	12/1/27	650	719
	Carlisle Cos. Inc.	2.750%	3/1/30	675	696
	Celanese US Holdings LLC	3.500%	5/8/24	400	426
	Celanese US Holdings LLC	1.400%	8/5/26	500	497
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	323
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	998
	CF Industries Inc.	3.450%	6/1/23	225	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CF Industries Inc.	5.150%	3/15/34	700	856
	CF Industries Inc.	4.950%	6/1/43	775	934
	CF Industries Inc.	5.375%	3/15/44	700	889
	Dow Chemical Co.	4.550%	11/30/25	50	56
	Dow Chemical Co.	3.625%	5/15/26	800	877
	Dow Chemical Co.	7.375%	11/1/29	58	79
	Dow Chemical Co.	2.100%	11/15/30	750	743
	Dow Chemical Co.	4.250%	10/1/34	386	443
	Dow Chemical Co.	9.400%	5/15/39	556	1,001
	Dow Chemical Co.	5.250%	11/15/41	375	485
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,533
	Dow Chemical Co.	4.625%	10/1/44	400	484
	Dow Chemical Co.	5.550%	11/30/48	1,450	1,990
	Dow Chemical Co.	4.800%	5/15/49	925	1,167
	Dow Chemical Co.	3.600%	11/15/50	750	797
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,201
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,687
	DuPont de Nemours Inc.	4.725%	11/15/28	2,225	2,608
	DuPont de Nemours Inc.	5.319%	11/15/38	2,025	2,619
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	2,195
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,161
	Eastman Chemical Co.	4.500%	12/1/28	125	144
	Eastman Chemical Co.	4.800%	9/1/42	490	595
	Eastman Chemical Co.	4.650%	10/15/44	850	1,019
	Ecolab Inc.	2.700%	11/1/26	600	640
	Ecolab Inc.	3.250%	12/1/27	1,400	1,531
	Ecolab Inc.	4.800%	3/24/30	700	849
	Ecolab Inc.	1.300%	1/30/31	500	470
[3]	Ecolab Inc.	2.750%	8/18/55	1,578	1,518
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	715
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	407
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	267
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	172
	FMC Corp.	4.100%	2/1/24	750	799
	FMC Corp.	3.200%	10/1/26	300	321
	FMC Corp.	3.450%	10/1/29	400	431
	FMC Corp.	4.500%	10/1/49	400	471
[3]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	999
	Georgia-Pacific LLC	8.875%	5/15/31	700	1,093
	Huntsman International LLC	4.500%	5/1/29	250	283
	Huntsman International LLC	2.950%	6/15/31	300	307
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	104
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	478
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	648
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	643
	International Paper Co.	3.800%	1/15/26	131	144
	International Paper Co.	5.000%	9/15/35	150	186
	International Paper Co.	7.300%	11/15/39	805	1,239
	International Paper Co.	6.000%	11/15/41	300	421
	International Paper Co.	4.800%	6/15/44	600	752
	International Paper Co.	5.150%	5/15/46	1,325	1,733
	International Paper Co.	4.350%	8/15/48	450	551
	Kinross Gold Corp.	5.950%	3/15/24	400	443
	Kinross Gold Corp.	4.500%	7/15/27	100	115
	Linde Inc.	2.650%	2/5/25	500	525
	Linde Inc.	1.100%	8/10/30	500	465
	Linde Inc.	3.550%	11/7/42	300	338
	Linde Inc.	2.000%	8/10/50	700	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance BV	4.000%	7/15/23	284	301
	LYB International Finance BV	5.250%	7/15/43	700	900
	LYB International Finance BV	4.875%	3/15/44	500	614
	LYB International Finance II BV	3.500%	3/2/27	450	491
	LYB International Finance III LLC	1.250%	10/1/25	2,000	1,996
	LYB International Finance III LLC	3.375%	5/1/30	1,000	1,085
	LYB International Finance III LLC	2.250%	10/1/30	900	901
	LYB International Finance III LLC	3.375%	10/1/40	600	619
	LYB International Finance III LLC	4.200%	10/15/49	560	637
	LYB International Finance III LLC	4.200%	5/1/50	850	969
	LYB International Finance III LLC	3.625%	4/1/51	1,300	1,358
	LYB International Finance III LLC	3.800%	10/1/60	500	521
	LyondellBasell Industries NV	4.625%	2/26/55	910	1,099
	Martin Marietta Materials Inc.	0.650%	7/15/23	169	169
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,247
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	545
[8]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	382
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	509
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	696
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	739
	Mosaic Co.	3.250%	11/15/22	650	669
	Mosaic Co.	4.250%	11/15/23	1,000	1,067
	Mosaic Co.	4.050%	11/15/27	600	674
	Mosaic Co.	5.450%	11/15/33	100	125
	Mosaic Co.	5.625%	11/15/43	425	562
	NewMarket Corp.	2.700%	3/18/31	500	500
	Newmont Corp.	3.700%	3/15/23	371	384
	Newmont Corp.	2.800%	10/1/29	550	573
	Newmont Corp.	2.250%	10/1/30	1,600	1,592
[8]	Newmont Corp.	5.875%	4/1/35	725	958
	Newmont Corp.	6.250%	10/1/39	500	707
	Newmont Corp.	4.875%	3/15/42	1,450	1,816
	Nucor Corp.	4.000%	8/1/23	325	343
	Nucor Corp.	2.000%	6/1/25	1,014	1,044
	Nucor Corp.	2.700%	6/1/30	300	313
[3]	Nucor Corp.	2.979%	12/15/55	1,400	1,364
	Nutrien Ltd.	3.150%	10/1/22	410	419
	Nutrien Ltd.	1.900%	5/13/23	400	409
	Nutrien Ltd.	3.500%	6/1/23	275	286
	Nutrien Ltd.	3.375%	3/15/25	2,050	2,195
	Nutrien Ltd.	3.000%	4/1/25	250	265
	Nutrien Ltd.	4.000%	12/15/26	500	559
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,240
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,417
	Nutrien Ltd.	5.875%	12/1/36	300	404
	Nutrien Ltd.	5.625%	12/1/40	385	520
	Nutrien Ltd.	4.900%	6/1/43	225	283
	Nutrien Ltd.	5.250%	1/15/45	300	395
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,569
	Packaging Corp. of America	4.500%	11/1/23	640	686
	Packaging Corp. of America	3.650%	9/15/24	500	537
	Packaging Corp. of America	3.400%	12/15/27	400	437
	Packaging Corp. of America	3.000%	12/15/29	950	1,003
	Packaging Corp. of America	4.050%	12/15/49	200	232
	Packaging Corp. of America	3.050%	10/1/51	100	99
	PPG Industries Inc.	2.400%	8/15/24	300	313
	PPG Industries Inc.	1.200%	3/15/26	500	497
	PPG Industries Inc.	2.550%	6/15/30	600	617

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	378
Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	673
Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,759
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	450
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	612
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,858
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	300
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	756
Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,412
Rio Tinto Finance USA plc	4.125%	8/21/42	119	144
Rohm & Haas Co.	7.850%	7/15/29	150	206
RPM International Inc.	3.450%	11/15/22	250	256
RPM International Inc.	3.750%	3/15/27	150	164
RPM International Inc.	4.550%	3/1/29	275	314
RPM International Inc.	5.250%	6/1/45	75	94
RPM International Inc.	4.250%	1/15/48	450	502
Sherwin-Williams Co.	3.125%	6/1/24	1,925	2,039
Sherwin-Williams Co.	3.450%	8/1/25	900	975
Sherwin-Williams Co.	3.950%	1/15/26	600	664
Sherwin-Williams Co.	3.450%	6/1/27	300	329
Sherwin-Williams Co.	2.950%	8/15/29	700	741
Sherwin-Williams Co.	2.300%	5/15/30	500	504
Sherwin-Williams Co.	4.000%	12/15/42	220	249
Sherwin-Williams Co.	4.550%	8/1/45	270	330
Sherwin-Williams Co.	4.500%	6/1/47	1,100	1,339
Sherwin-Williams Co.	3.800%	8/15/49	1,000	1,120
Sherwin-Williams Co.	3.300%	5/15/50	1,400	1,450
Sonoco Products Co.	3.125%	5/1/30	700	742
Southern Copper Corp.	3.500%	11/8/22	600	619
Southern Copper Corp.	3.875%	4/23/25	650	706
Southern Copper Corp.	7.500%	7/27/35	425	608
Southern Copper Corp.	6.750%	4/16/40	750	1,047
Southern Copper Corp.	5.875%	4/23/45	2,505	3,384
Steel Dynamics Inc.	2.800%	12/15/24	725	764
Steel Dynamics Inc.	2.400%	6/15/25	300	312
Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,286
Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,375
Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,386
Steel Dynamics Inc.	3.250%	10/15/50	500	492
Suzano Austria GmbH	6.000%	1/15/29	1,050	1,233
Suzano Austria GmbH	5.000%	1/15/30	1,200	1,332
Suzano Austria GmbH	3.750%	1/15/31	1,000	1,029
Suzano Austria GmbH	3.125%	1/15/32	1,200	1,161
Teck Resources Ltd.	3.900%	7/15/30	1,000	1,086
Teck Resources Ltd.	6.125%	10/1/35	1,025	1,325
Teck Resources Ltd.	6.000%	8/15/40	150	193
Teck Resources Ltd.	6.250%	7/15/41	800	1,069
Vale Overseas Ltd.	6.250%	8/10/26	1,228	1,456
Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,140
Vale Overseas Ltd.	8.250%	1/17/34	375	541
Vale Overseas Ltd.	6.875%	11/21/36	1,980	2,647
Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,435
Vale SA	5.625%	9/11/42	923	1,134
Vulcan Materials Co.	4.500%	4/1/25	250	276
Vulcan Materials Co.	3.500%	6/1/30	575	631
Vulcan Materials Co.	4.500%	6/15/47	1,050	1,270
Westlake Chemical Corp.	3.375%	6/15/30	900	970
Westlake Chemical Corp.	2.875%	8/15/41	350	334

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westlake Chemical Corp.	5.000%	8/15/46	825	1,022
Westlake Chemical Corp.	4.375%	11/15/47	435	497
Westlake Chemical Corp.	3.125%	8/15/51	500	472
Westlake Chemical Corp.	3.375%	8/15/61	400	376
WestRock MWV LLC	8.200%	1/15/30	475	664
WestRock MWV LLC	7.950%	2/15/31	275	390
WRKCo Inc.	3.000%	9/15/24	525	556
WRKCo Inc.	4.650%	3/15/26	600	681
WRKCo Inc.	3.375%	9/15/27	1,325	1,441
WRKCo Inc.	4.000%	3/15/28	800	894
WRKCo Inc.	3.900%	6/1/28	607	676
WRKCo Inc.	4.900%	3/15/29	1,325	1,570
WRKCo Inc.	4.200%	6/1/32	700	804
WRKCo Inc.	3.000%	6/15/33	1,000	1,043
				180,163
Real Estate (0.4%)
Agree LP	2.000%	6/15/28	500	496
Agree LP	2.600%	6/15/33	500	497
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	646
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	335
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	221
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	392
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	233
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,592
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	593
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	469
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	654
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	500	485
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,829
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	257
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	649
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	487
American Assets Trust LP	3.375%	2/1/31	500	518
American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	234
American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	271
American Campus Communities Operating Partnership LP	3.300%	7/15/26	313	335
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	327
American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	514
American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	279
American Homes 4 Rent LP	4.900%	2/15/29	325	380
American Homes 4 Rent LP	2.375%	7/15/31	675	669
American Homes 4 Rent LP	3.375%	7/15/51	500	506
American Tower Corp.	3.500%	1/31/23	1,075	1,119
American Tower Corp.	5.000%	2/15/24	1,900	2,087
American Tower Corp.	3.375%	5/15/24	500	532
American Tower Corp.	2.950%	1/15/25	885	935
American Tower Corp.	1.600%	4/15/26	500	502
American Tower Corp.	1.450%	9/15/26	550	547
American Tower Corp.	3.375%	10/15/26	1,069	1,157
American Tower Corp.	2.750%	1/15/27	2,709	2,845
American Tower Corp.	3.125%	1/15/27	575	613
American Tower Corp.	3.550%	7/15/27	1,100	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.600%	1/15/28	500	545
	American Tower Corp.	1.500%	1/31/28	1,000	970
	American Tower Corp.	3.800%	8/15/29	1,075	1,190
	American Tower Corp.	2.900%	1/15/30	1,490	1,551
	American Tower Corp.	2.100%	6/15/30	560	548
	American Tower Corp.	1.875%	10/15/30	700	672
	American Tower Corp.	2.700%	4/15/31	500	512
	American Tower Corp.	2.300%	9/15/31	550	543
	American Tower Corp.	3.700%	10/15/49	500	540
	American Tower Corp.	3.100%	6/15/50	560	546
	American Tower Corp.	2.950%	1/15/51	1,000	944
[8]	AvalonBay Communities Inc.	2.850%	3/15/23	200	205
[8]	AvalonBay Communities Inc.	4.200%	12/15/23	865	926
[8]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,132
[8]	AvalonBay Communities Inc.	3.450%	6/1/25	425	459
[8]	AvalonBay Communities Inc.	2.950%	5/11/26	250	268
[8]	AvalonBay Communities Inc.	2.900%	10/15/26	50	54
[8]	AvalonBay Communities Inc.	3.350%	5/15/27	300	330
[8]	AvalonBay Communities Inc.	3.200%	1/15/28	350	378
[8]	AvalonBay Communities Inc.	2.300%	3/1/30	500	508
[8]	AvalonBay Communities Inc.	2.450%	1/15/31	855	876
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,479
[8]	AvalonBay Communities Inc.	3.900%	10/15/46	255	299
	Boston Properties LP	3.850%	2/1/23	1,150	1,191
	Boston Properties LP	3.125%	9/1/23	1,375	1,434
	Boston Properties LP	3.800%	2/1/24	2,521	2,678
	Boston Properties LP	3.200%	1/15/25	550	584
	Boston Properties LP	2.750%	10/1/26	475	501
	Boston Properties LP	2.900%	3/15/30	1,000	1,036
	Boston Properties LP	3.250%	1/30/31	600	636
	Boston Properties LP	2.550%	4/1/32	500	500
	Brandywine Operating Partnership LP	3.950%	2/15/23	270	280
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,122
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,387
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	513
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	443
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	328
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	2,018
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	1,223
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,559
	Camden Property Trust	2.950%	12/15/22	1,000	1,023
	Camden Property Trust	4.100%	10/15/28	250	286
	Camden Property Trust	3.150%	7/1/29	100	108
	Camden Property Trust	2.800%	5/15/30	1,735	1,832
	Camden Property Trust	3.350%	11/1/49	800	876
	CBRE Services Inc.	4.875%	3/1/26	625	714
	CBRE Services Inc.	2.500%	4/1/31	500	503
	CC Holdings GS V LLC	3.849%	4/15/23	1,000	1,050
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	108
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,193
	Crown Castle International Corp.	3.150%	7/15/23	625	653
	Crown Castle International Corp.	3.200%	9/1/24	525	559
	Crown Castle International Corp.	1.350%	7/15/25	522	524
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,573
	Crown Castle International Corp.	3.700%	6/15/26	1,175	1,284
	Crown Castle International Corp.	1.050%	7/15/26	500	490

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,307
Crown Castle International Corp.	3.800%	2/15/28	525	578
Crown Castle International Corp.	3.100%	11/15/29	400	420
Crown Castle International Corp.	3.300%	7/1/30	1,300	1,386
Crown Castle International Corp.	2.250%	1/15/31	1,250	1,221
Crown Castle International Corp.	2.100%	4/1/31	500	482
Crown Castle International Corp.	2.500%	7/15/31	600	598
Crown Castle International Corp.	2.900%	4/1/41	1,500	1,442
Crown Castle International Corp.	4.750%	5/15/47	300	368
Crown Castle International Corp.	5.200%	2/15/49	430	557
Crown Castle International Corp.	4.150%	7/1/50	700	795
Crown Castle International Corp.	3.250%	1/15/51	1,200	1,189
CubeSmart LP	4.375%	12/15/23	500	536
CubeSmart LP	4.000%	11/15/25	160	175
CubeSmart LP	3.125%	9/1/26	425	452
CubeSmart LP	4.375%	2/15/29	150	171
CubeSmart LP	3.000%	2/15/30	500	526
CubeSmart LP	2.000%	2/15/31	300	292
CyrusOne LP	2.900%	11/15/24	1,505	1,577
CyrusOne LP	2.150%	11/1/30	500	471
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,548
Digital Realty Trust LP	3.600%	7/1/29	1,100	1,206
Duke Realty LP	3.750%	12/1/24	202	218
Duke Realty LP	3.250%	6/30/26	1,075	1,159
Duke Realty LP	3.375%	12/15/27	250	273
Duke Realty LP	4.000%	9/15/28	500	566
Duke Realty LP	2.875%	11/15/29	250	263
Duke Realty LP	1.750%	7/1/30	750	720
Duke Realty LP	3.050%	3/1/50	175	172
EPR Properties	4.500%	6/1/27	564	612
EPR Properties	3.750%	8/15/29	686	708
Equinix Inc.	2.625%	11/18/24	900	943
Equinix Inc.	1.250%	7/15/25	500	498
Equinix Inc.	1.000%	9/15/25	500	494
Equinix Inc.	1.450%	5/15/26	420	419
Equinix Inc.	2.900%	11/18/26	1,250	1,326
Equinix Inc.	1.800%	7/15/27	1,150	1,157
Equinix Inc.	1.550%	3/15/28	116	113
Equinix Inc.	2.000%	5/15/28	250	250
Equinix Inc.	3.200%	11/18/29	1,000	1,061
Equinix Inc.	2.150%	7/15/30	825	807
Equinix Inc.	2.500%	5/15/31	850	856
Equinix Inc.	3.000%	7/15/50	400	383
Equinix Inc.	2.950%	9/15/51	400	375
Equinix Inc.	3.400%	2/15/52	400	409
ERP Operating LP	3.000%	4/15/23	625	646
ERP Operating LP	3.375%	6/1/25	350	376
ERP Operating LP	2.850%	11/1/26	1,300	1,384
ERP Operating LP	3.500%	3/1/28	500	549
ERP Operating LP	4.150%	12/1/28	300	342
ERP Operating LP	3.000%	7/1/29	250	267
ERP Operating LP	2.500%	2/15/30	300	308
ERP Operating LP	1.850%	8/1/31	600	580
ERP Operating LP	4.500%	7/1/44	550	689
ERP Operating LP	4.500%	6/1/45	350	439
Essex Portfolio LP	3.250%	5/1/23	50	52
Essex Portfolio LP	3.875%	5/1/24	275	294
Essex Portfolio LP	3.500%	4/1/25	200	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	3.375%	4/15/26	963	1,039
	Essex Portfolio LP	4.000%	3/1/29	280	314
	Essex Portfolio LP	3.000%	1/15/30	405	426
	Essex Portfolio LP	1.650%	1/15/31	877	820
	Essex Portfolio LP	2.650%	3/15/32	455	461
	Essex Portfolio LP	4.500%	3/15/48	1,000	1,224
	Extra Space Storage LP	2.550%	6/1/31	500	501
	Extra Space Storage LP	2.350%	3/15/32	500	489
	Federal Realty Investment Trust	2.750%	6/1/23	325	335
	Federal Realty Investment Trust	3.250%	7/15/27	225	243
	Federal Realty Investment Trust	3.200%	6/15/29	75	80
	Federal Realty Investment Trust	4.500%	12/1/44	825	983
	GLP Capital LP	5.375%	11/1/23	500	540
	GLP Capital LP	3.350%	9/1/24	300	317
	GLP Capital LP	5.250%	6/1/25	625	697
	GLP Capital LP	5.375%	4/15/26	1,100	1,252
	GLP Capital LP	5.750%	6/1/28	100	118
	GLP Capital LP	5.300%	1/15/29	825	956
	GLP Capital LP	4.000%	1/15/30	570	614
	GLP Capital LP	4.000%	1/15/31	800	863
	Healthcare Realty Trust Inc.	3.625%	1/15/28	300	328
	Healthcare Realty Trust Inc.	2.400%	3/15/30	300	302
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	877	951
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	442
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	415
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	480
	Healthpeak Properties Inc.	3.400%	2/1/25	213	227
	Healthpeak Properties Inc.	3.250%	7/15/26	150	163
	Healthpeak Properties Inc.	3.500%	7/15/29	500	547
	Healthpeak Properties Inc.	3.000%	1/15/30	4,000	4,217
	Healthpeak Properties Inc.	2.875%	1/15/31	100	104
	Healthpeak Properties Inc.	6.750%	2/1/41	175	263
	Highwoods Realty LP	4.125%	3/15/28	850	948
	Highwoods Realty LP	3.050%	2/15/30	500	522
	Highwoods Realty LP	2.600%	2/1/31	500	503
[8]	Host Hotels & Resorts LP	3.750%	10/15/23	240	251
[8]	Host Hotels & Resorts LP	4.000%	6/15/25	728	781
[8]	Host Hotels & Resorts LP	3.375%	12/15/29	400	412
[8]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,260
	Hudson Pacific Properties LP	3.950%	11/1/27	250	274
	Hudson Pacific Properties LP	4.650%	4/1/29	200	230
	Hudson Pacific Properties LP	3.250%	1/15/30	240	252
	Kilroy Realty LP	3.800%	1/15/23	250	258
	Kilroy Realty LP	3.450%	12/15/24	850	908
	Kilroy Realty LP	4.750%	12/15/28	350	405
	Kilroy Realty LP	3.050%	2/15/30	1,200	1,258
	Kilroy Realty LP	2.500%	11/15/32	500	491
[10]	Kilroy Realty LP	2.650%	11/15/33	1,500	1,481
	Kimco Realty Corp.	3.375%	10/15/22	200	205
	Kimco Realty Corp.	3.500%	4/15/23	200	207
	Kimco Realty Corp.	3.125%	6/1/23	550	570
	Kimco Realty Corp.	4.450%	1/15/24	75	80
	Kimco Realty Corp.	3.300%	2/1/25	500	533
	Kimco Realty Corp.	2.800%	10/1/26	1,294	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	1.900%	3/1/28	1,000	999
	Kimco Realty Corp.	2.700%	10/1/30	250	257
	Kimco Realty Corp.	2.250%	12/1/31	500	490
	Kimco Realty Corp.	4.250%	4/1/45	425	490
	Kimco Realty Corp.	4.450%	9/1/47	250	300
	Kite Realty Group LP	4.000%	10/1/26	725	782
	Lexington Realty Trust	2.700%	9/15/30	500	506
	Life Storage LP	3.500%	7/1/26	475	518
	Life Storage LP	3.875%	12/15/27	100	112
	Life Storage LP	4.000%	6/15/29	125	140
	Life Storage LP	2.200%	10/15/30	500	495
[10]	Life Storage LP	2.400%	10/15/31	950	941
	Mid-America Apartments LP	4.300%	10/15/23	350	373
	Mid-America Apartments LP	3.750%	6/15/24	325	348
	Mid-America Apartments LP	3.600%	6/1/27	1,000	1,104
	Mid-America Apartments LP	2.750%	3/15/30	295	307
	Mid-America Apartments LP	1.700%	2/15/31	900	855
	Mid-America Apartments LP	2.875%	9/15/51	500	480
	National Health Investors Inc.	3.000%	2/1/31	1,000	972
	National Retail Properties Inc.	3.900%	6/15/24	275	295
	National Retail Properties Inc.	4.000%	11/15/25	450	496
	National Retail Properties Inc.	3.500%	10/15/27	550	596
	National Retail Properties Inc.	4.300%	10/15/28	300	340
	National Retail Properties Inc.	2.500%	4/15/30	325	329
	National Retail Properties Inc.	4.800%	10/15/48	250	312
	National Retail Properties Inc.	3.100%	4/15/50	500	484
	National Retail Properties Inc.	3.500%	4/15/51	500	521
	National Retail Properties Inc.	3.000%	4/15/52	500	474
	Office Properties Income Trust	4.250%	5/15/24	500	530
	Office Properties Income Trust	4.500%	2/1/25	250	268
	Office Properties Income Trust	2.650%	6/15/26	500	504
	Office Properties Income Trust	3.450%	10/15/31	550	540
	Omega Healthcare Investors Inc.	4.375%	8/1/23	452	479
	Omega Healthcare Investors Inc.	4.950%	4/1/24	275	299
	Omega Healthcare Investors Inc.	4.500%	1/15/25	281	306
	Omega Healthcare Investors Inc.	5.250%	1/15/26	475	539
	Omega Healthcare Investors Inc.	4.750%	1/15/28	300	337
	Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	2,106
	Omega Healthcare Investors Inc.	3.375%	2/1/31	750	764
[10]	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	989
	Physicians Realty LP	4.300%	3/15/27	290	328
	Physicians Realty LP	3.950%	1/15/28	300	329
	Piedmont Operating Partnership LP	3.400%	6/1/23	300	310
	Piedmont Operating Partnership LP	4.450%	3/15/24	275	294
	Piedmont Operating Partnership LP	3.150%	8/15/30	250	257
	Piedmont Operating Partnership LP	2.750%	4/1/32	500	493
	Prologis LP	2.125%	4/15/27	900	933
	Prologis LP	3.875%	9/15/28	300	341
	Prologis LP	4.375%	2/1/29	50	58
	Prologis LP	2.250%	4/15/30	400	406
	Prologis LP	1.250%	10/15/30	1,214	1,138
	Prologis LP	1.625%	3/15/31	1,000	964
	Prologis LP	4.375%	9/15/48	300	381
	Prologis LP	3.000%	4/15/50	510	521
	Prologis LP	2.125%	10/15/50	500	427
	Public Storage	3.094%	9/15/27	300	327
	Public Storage	1.850%	5/1/28	600	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	3.385%	5/1/29	420	461
	Public Storage	2.300%	5/1/31	1,000	1,013
	Realty Income Corp.	4.650%	8/1/23	500	533
	Realty Income Corp.	3.875%	7/15/24	250	270
	Realty Income Corp.	3.875%	4/15/25	200	219
	Realty Income Corp.	4.125%	10/15/26	775	870
	Realty Income Corp.	3.000%	1/15/27	525	562
	Realty Income Corp.	3.650%	1/15/28	1,290	1,431
	Realty Income Corp.	3.250%	6/15/29	575	627
	Realty Income Corp.	3.250%	1/15/31	2,000	2,170
	Realty Income Corp.	1.800%	3/15/33	500	474
	Realty Income Corp.	4.650%	3/15/47	820	1,056
	Regency Centers LP	3.600%	2/1/27	340	374
	Regency Centers LP	4.125%	3/15/28	250	280
	Regency Centers LP	2.950%	9/15/29	400	420
	Regency Centers LP	4.400%	2/1/47	400	468
	Rexford Industrial Realty LP	2.150%	9/1/31	650	627
	Sabra Health Care LP	4.800%	6/1/24	240	264
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,491
	Simon Property Group LP	2.750%	6/1/23	3,400	3,511
	Simon Property Group LP	3.750%	2/1/24	500	533
	Simon Property Group LP	2.000%	9/13/24	595	616
	Simon Property Group LP	3.500%	9/1/25	700	761
	Simon Property Group LP	3.300%	1/15/26	195	211
	Simon Property Group LP	3.250%	11/30/26	300	325
	Simon Property Group LP	1.375%	1/15/27	500	495
	Simon Property Group LP	3.375%	6/15/27	820	895
	Simon Property Group LP	3.375%	12/1/27	1,000	1,089
	Simon Property Group LP	1.750%	2/1/28	500	496
	Simon Property Group LP	2.450%	9/13/29	1,595	1,628
	Simon Property Group LP	2.650%	7/15/30	500	514
	Simon Property Group LP	2.200%	2/1/31	600	590
	Simon Property Group LP	2.250%	1/15/32	500	488
	Simon Property Group LP	6.750%	2/1/40	500	743
	Simon Property Group LP	4.750%	3/15/42	350	429
	Simon Property Group LP	4.250%	11/30/46	425	492
	Simon Property Group LP	3.250%	9/13/49	700	709
	Simon Property Group LP	3.800%	7/15/50	1,500	1,651
	SITE Centers Corp.	3.625%	2/1/25	463	491
	SITE Centers Corp.	4.250%	2/1/26	250	271
	SITE Centers Corp.	4.700%	6/1/27	1,000	1,126
	SL Green Operating Partnership LP	3.250%	10/15/22	350	359
	Spirit Realty LP	3.200%	1/15/27	315	336
	Spirit Realty LP	2.100%	3/15/28	1,200	1,189
	Spirit Realty LP	4.000%	7/15/29	245	271
	Spirit Realty LP	3.400%	1/15/30	520	552
	STORE Capital Corp.	4.500%	3/15/28	225	254
	STORE Capital Corp.	4.625%	3/15/29	300	341
[10]	Sun Communities Operating LP	2.300%	11/1/28	725	727
	Sun Communities Operating LP	2.700%	7/15/31	500	505
	Tanger Properties LP	3.125%	9/1/26	723	754
	Tanger Properties LP	3.875%	7/15/27	250	270
[8]	UDR Inc.	2.950%	9/1/26	600	638
[8]	UDR Inc.	3.500%	7/1/27	150	164
[8]	UDR Inc.	3.500%	1/15/28	50	54
[8]	UDR Inc.	3.200%	1/15/30	240	257
[8]	UDR Inc.	2.100%	8/1/32	1,175	1,131
[8]	UDR Inc.	1.900%	3/15/33	1,000	933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UDR Inc.	3.100%	11/1/34	265	277
	Ventas Realty LP	3.500%	4/15/24	325	346
	Ventas Realty LP	3.750%	5/1/24	200	213
	Ventas Realty LP	2.650%	1/15/25	456	476
	Ventas Realty LP	3.500%	2/1/25	59	63
	Ventas Realty LP	3.850%	4/1/27	275	304
	Ventas Realty LP	3.000%	1/15/30	325	339
	Ventas Realty LP	4.750%	11/15/30	450	529
	Ventas Realty LP	5.700%	9/30/43	325	432
	Ventas Realty LP	4.375%	2/1/45	250	284
	Ventas Realty LP	4.875%	4/15/49	650	812
	VEREIT Operating Partnership LP	4.600%	2/6/24	375	405
	VEREIT Operating Partnership LP	4.625%	11/1/25	738	830
	VEREIT Operating Partnership LP	4.875%	6/1/26	350	401
	VEREIT Operating Partnership LP	3.950%	8/15/27	475	531
	VEREIT Operating Partnership LP	3.400%	1/15/28	1,000	1,081
	VEREIT Operating Partnership LP	2.200%	6/15/28	500	506
	VEREIT Operating Partnership LP	3.100%	12/15/29	500	532
	VEREIT Operating Partnership LP	2.850%	12/15/32	500	519
	Vornado Realty LP	3.500%	1/15/25	425	452
	Vornado Realty LP	3.400%	6/1/31	500	518
	Welltower Inc.	4.500%	1/15/24	725	779
	Welltower Inc.	3.625%	3/15/24	225	240
	Welltower Inc.	4.000%	6/1/25	1,264	1,383
	Welltower Inc.	4.250%	4/1/26	856	957
	Welltower Inc.	2.700%	2/15/27	701	741
	Welltower Inc.	4.250%	4/15/28	750	851
	Welltower Inc.	4.125%	3/15/29	500	564
	Welltower Inc.	3.100%	1/15/30	1,250	1,321
	Welltower Inc.	2.750%	1/15/31	500	514
	Welltower Inc.	2.800%	6/1/31	700	720
	Welltower Inc.	6.500%	3/15/41	200	288
	Welltower Inc.	4.950%	9/1/48	400	514
	Weyerhaeuser Co.	8.500%	1/15/25	150	184
	Weyerhaeuser Co.	4.000%	11/15/29	750	845
	Weyerhaeuser Co.	4.000%	4/15/30	800	903
	Weyerhaeuser Co.	7.375%	3/15/32	775	1,102
	Weyerhaeuser Co.	6.875%	12/15/33	125	172
	WP Carey Inc.	4.600%	4/1/24	550	597
	WP Carey Inc.	4.000%	2/1/25	200	217
	WP Carey Inc.	4.250%	10/1/26	300	337
	WP Carey Inc.	3.850%	7/15/29	200	222
	WP Carey Inc.	2.250%	4/1/33	1,000	954
					238,975
Technology (1.0%)
	Adobe Inc.	1.700%	2/1/23	280	285
	Adobe Inc.	1.900%	2/1/25	100	103
	Adobe Inc.	3.250%	2/1/25	800	858
	Adobe Inc.	2.150%	2/1/27	500	523
	Adobe Inc.	2.300%	2/1/30	1,100	1,138
	Altera Corp.	4.100%	11/15/23	750	807
	Amdocs Ltd.	2.538%	6/15/30	600	597
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,423
	Analog Devices Inc.	3.125%	12/5/23	400	421
	Analog Devices Inc.	2.950%	4/1/25	300	319
	Analog Devices Inc.	3.900%	12/15/25	50	56
	Analog Devices Inc.	3.500%	12/5/26	500	551
[10]	Analog Devices Inc.	1.700%	10/1/28	800	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Analog Devices Inc.	2.100%	10/1/31	900	902
[10]	Analog Devices Inc.	2.800%	10/1/41	950	950
[10]	Analog Devices Inc.	2.950%	10/1/51	950	949
	Apple Inc.	2.850%	2/23/23	1,634	1,685
	Apple Inc.	2.400%	5/3/23	5,790	5,979
	Apple Inc.	0.750%	5/11/23	2,500	2,518
	Apple Inc.	3.000%	2/9/24	1,375	1,449
	Apple Inc.	2.850%	5/11/24	2,500	2,638
	Apple Inc.	1.800%	9/11/24	1,500	1,552
	Apple Inc.	2.750%	1/13/25	1,200	1,271
	Apple Inc.	1.125%	5/11/25	6,450	6,492
	Apple Inc.	0.550%	8/20/25	1,000	985
	Apple Inc.	0.700%	2/8/26	2,200	2,176
	Apple Inc.	3.250%	2/23/26	3,805	4,141
	Apple Inc.	2.450%	8/4/26	500	529
	Apple Inc.	2.050%	9/11/26	3,000	3,124
	Apple Inc.	3.350%	2/9/27	200	220
	Apple Inc.	3.200%	5/11/27	2,700	2,961
	Apple Inc.	2.900%	9/12/27	2,531	2,743
	Apple Inc.	3.000%	11/13/27	1,025	1,115
	Apple Inc.	1.200%	2/8/28	2,200	2,155
	Apple Inc.	1.400%	8/5/28	2,000	1,970
	Apple Inc.	2.200%	9/11/29	4,325	4,452
	Apple Inc.	1.650%	5/11/30	3,000	2,941
	Apple Inc.	1.250%	8/20/30	1,000	948
	Apple Inc.	1.650%	2/8/31	2,500	2,438
	Apple Inc.	1.700%	8/5/31	900	877
	Apple Inc.	4.500%	2/23/36	825	1,033
	Apple Inc.	2.375%	2/8/41	1,300	1,247
	Apple Inc.	3.850%	5/4/43	3,025	3,532
	Apple Inc.	4.450%	5/6/44	625	793
	Apple Inc.	3.450%	2/9/45	2,344	2,590
	Apple Inc.	4.375%	5/13/45	2,275	2,867
	Apple Inc.	4.650%	2/23/46	3,720	4,841
	Apple Inc.	3.850%	8/4/46	2,350	2,743
	Apple Inc.	4.250%	2/9/47	800	990
	Apple Inc.	3.750%	9/12/47	1,842	2,119
	Apple Inc.	3.750%	11/13/47	1,000	1,154
	Apple Inc.	2.950%	9/11/49	1,600	1,626
	Apple Inc.	2.650%	5/11/50	1,855	1,786
	Apple Inc.	2.400%	8/20/50	1,000	919
	Apple Inc.	2.650%	2/8/51	2,700	2,598
	Apple Inc.	2.700%	8/5/51	1,600	1,556
	Apple Inc.	2.550%	8/20/60	1,500	1,368
	Apple Inc.	2.800%	2/8/61	1,600	1,539
	Apple Inc.	2.850%	8/5/61	1,300	1,257
	Applied Materials Inc.	3.900%	10/1/25	756	837
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,171
	Applied Materials Inc.	1.750%	6/1/30	350	344
	Applied Materials Inc.	5.100%	10/1/35	400	523
	Applied Materials Inc.	5.850%	6/15/41	250	362
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,526
	Applied Materials Inc.	2.750%	6/1/50	550	537
	Arrow Electronics Inc.	4.500%	3/1/23	400	418
	Arrow Electronics Inc.	3.250%	9/8/24	509	540
	Arrow Electronics Inc.	4.000%	4/1/25	300	324
	Arrow Electronics Inc.	3.875%	1/12/28	250	270
	Autodesk Inc.	3.600%	12/15/22	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Autodesk Inc.	4.375%	6/15/25	250	276
	Autodesk Inc.	3.500%	6/15/27	375	411
	Autodesk Inc.	2.850%	1/15/30	360	377
	Automatic Data Processing Inc.	3.375%	9/15/25	825	899
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	1,012
	Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,236
	Avnet Inc.	4.875%	12/1/22	400	419
	Avnet Inc.	4.625%	4/15/26	450	501
	Avnet Inc.	3.000%	5/15/31	200	201
	Block Financial LLC	5.500%	11/1/22	500	514
	Block Financial LLC	5.250%	10/1/25	350	396
	Block Financial LLC	2.500%	7/15/28	400	405
	Block Financial LLC	3.875%	8/15/30	600	653
	Broadcom Corp.	3.875%	1/15/27	3,150	3,462
	Broadcom Corp.	3.500%	1/15/28	1,100	1,195
	Broadcom Inc.	2.250%	11/15/23	700	722
	Broadcom Inc.	4.700%	4/15/25	1,600	1,781
	Broadcom Inc.	3.150%	11/15/25	1,233	1,317
	Broadcom Inc.	4.250%	4/15/26	3,600	4,007
	Broadcom Inc.	3.459%	9/15/26	1,588	1,716
[3]	Broadcom Inc.	1.950%	2/15/28	600	593
	Broadcom Inc.	4.110%	9/15/28	1,865	2,077
	Broadcom Inc.	4.750%	4/15/29	2,000	2,296
	Broadcom Inc.	5.000%	4/15/30	1,700	1,987
	Broadcom Inc.	4.150%	11/15/30	2,000	2,218
[3]	Broadcom Inc.	2.450%	2/15/31	2,200	2,135
	Broadcom Inc.	4.300%	11/15/32	1,500	1,679
[3]	Broadcom Inc.	2.600%	2/15/33	1,500	1,450
[3]	Broadcom Inc.	3.419%	4/15/33	2,692	2,790
[3]	Broadcom Inc.	3.469%	4/15/34	2,902	3,001
[3]	Broadcom Inc.	3.500%	2/15/41	2,100	2,083
[3]	Broadcom Inc.	3.750%	2/15/51	1,500	1,504
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	349
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	393
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	914
	Cadence Design Systems Inc.	4.375%	10/15/24	279	304
	CDW LLC	4.125%	5/1/25	300	311
	CDW LLC	4.250%	4/1/28	347	362
	CDW LLC	3.250%	2/15/29	487	499
[3]	CGI Inc.	1.450%	9/14/26	625	619
[3]	CGI Inc.	2.300%	9/14/31	400	389
	Cintas Corp. No. 2	3.700%	4/1/27	825	920
	Cisco Systems Inc.	2.600%	2/28/23	250	258
	Cisco Systems Inc.	2.200%	9/20/23	500	517
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,150
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,676
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,440
	Cisco Systems Inc.	5.900%	2/15/39	1,400	2,024
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,782
	Citrix Systems Inc.	1.250%	3/1/26	500	491
	Citrix Systems Inc.	4.500%	12/1/27	800	884
	Citrix Systems Inc.	3.300%	3/1/30	300	307
	Corning Inc.	4.700%	3/15/37	750	891
	Corning Inc.	5.750%	8/15/40	665	897
	Corning Inc.	4.750%	3/15/42	300	373
	Corning Inc.	4.375%	11/15/57	775	933
	Corning Inc.	5.850%	11/15/68	400	584
	Corning Inc.	5.450%	11/15/79	700	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	5.450%	6/15/23	3,850	4,132
	Dell International LLC	4.000%	7/15/24	1,625	1,758
	Dell International LLC	5.850%	7/15/25	700	814
	Dell International LLC	6.020%	6/15/26	4,500	5,367
	Dell International LLC	4.900%	10/1/26	1,000	1,151
	Dell International LLC	6.100%	7/15/27	800	989
	Dell International LLC	5.300%	10/1/29	1,650	1,995
	Dell International LLC	6.200%	7/15/30	1,675	2,144
	Dell International LLC	8.100%	7/15/36	1,800	2,731
	Dell International LLC	8.350%	7/15/46	2,308	3,769
	DXC Technology Co.	1.800%	9/15/26	700	699
	DXC Technology Co.	2.375%	9/15/28	600	594
	Equifax Inc.	3.950%	6/15/23	225	237
	Equifax Inc.	2.600%	12/1/24	200	210
	Equifax Inc.	2.600%	12/15/25	375	393
	Equifax Inc.	3.100%	5/15/30	445	470
	Equifax Inc.	2.350%	9/15/31	900	887
	Fidelity National Information Services Inc.	0.375%	3/1/23	500	500
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	500
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	1,091
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	691
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	279
	Fidelity National Information Services Inc.	2.250%	3/1/31	1,200	1,190
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	709
	Fiserv Inc.	3.800%	10/1/23	1,000	1,063
	Fiserv Inc.	2.750%	7/1/24	2,400	2,527
	Fiserv Inc.	3.850%	6/1/25	2,267	2,474
	Fiserv Inc.	3.200%	7/1/26	2,100	2,268
	Fiserv Inc.	2.250%	6/1/27	1,550	1,598
	Fiserv Inc.	4.200%	10/1/28	800	910
	Fiserv Inc.	3.500%	7/1/29	2,505	2,728
	Fiserv Inc.	2.650%	6/1/30	1,900	1,946
	Fiserv Inc.	4.400%	7/1/49	1,650	1,972
	Flex Ltd.	5.000%	2/15/23	500	529
	Flex Ltd.	4.750%	6/15/25	25	28
	Flex Ltd.	4.875%	6/15/29	514	591
	Fortinet Inc.	1.000%	3/15/26	500	493
	Fortinet Inc.	2.200%	3/15/31	500	497
	Global Payments Inc.	3.750%	6/1/23	500	523
	Global Payments Inc.	4.000%	6/1/23	475	501
	Global Payments Inc.	2.650%	2/15/25	1,425	1,489
	Global Payments Inc.	1.200%	3/1/26	1,000	990
	Global Payments Inc.	4.800%	4/1/26	600	680
	Global Payments Inc.	4.450%	6/1/28	300	342
	Global Payments Inc.	3.200%	8/15/29	1,100	1,163
	Global Payments Inc.	2.900%	5/15/30	500	517
	Global Payments Inc.	4.150%	8/15/49	1,200	1,349
[3]	GXO Logistics Inc.	2.650%	7/15/31	500	498
	Harman International Industries Inc.	4.150%	5/15/25	351	384
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,451	1,500
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	307
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	2,032
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	800	884
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,810
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	447
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,255
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,818
	HP Inc.	2.200%	6/17/25	1,925	1,987
[3]	HP Inc.	1.450%	6/17/26	900	897
	HP Inc.	3.000%	6/17/27	2,500	2,675
	HP Inc.	3.400%	6/17/30	1,500	1,595
[3]	HP Inc.	2.650%	6/17/31	900	891
	HP Inc.	6.000%	9/15/41	1,110	1,434
	Hubbell Inc.	3.350%	3/1/26	300	323
	Hubbell Inc.	3.150%	8/15/27	275	294
	Hubbell Inc.	3.500%	2/15/28	400	435
	IHS Markit Ltd.	3.625%	5/1/24	1,900	2,021
	IHS Markit Ltd.	4.750%	8/1/28	800	937
	IHS Markit Ltd.	4.250%	5/1/29	400	458
	Intel Corp.	2.700%	12/15/22	768	790
	Intel Corp.	2.875%	5/11/24	2,675	2,829
	Intel Corp.	3.400%	3/25/25	1,050	1,135
	Intel Corp.	3.700%	7/29/25	2,005	2,196
	Intel Corp.	2.600%	5/19/26	1,140	1,214
	Intel Corp.	3.750%	3/25/27	1,750	1,962
	Intel Corp.	1.600%	8/12/28	900	897
	Intel Corp.	2.450%	11/15/29	1,400	1,459
	Intel Corp.	3.900%	3/25/30	1,240	1,423
	Intel Corp.	2.000%	8/12/31	1,000	994
	Intel Corp.	4.000%	12/15/32	1,125	1,329
	Intel Corp.	4.600%	3/25/40	1,000	1,254
	Intel Corp.	2.800%	8/12/41	700	698
	Intel Corp.	4.800%	10/1/41	1,065	1,369
	Intel Corp.	4.100%	5/19/46	1,350	1,584
	Intel Corp.	4.100%	5/11/47	800	948
	Intel Corp.	3.734%	12/8/47	2,200	2,455
	Intel Corp.	3.250%	11/15/49	1,544	1,601
	Intel Corp.	4.750%	3/25/50	2,185	2,868
	Intel Corp.	3.050%	8/12/51	1,000	1,001
	Intel Corp.	3.100%	2/15/60	600	589
	Intel Corp.	4.950%	3/25/60	855	1,196
	Intel Corp.	3.200%	8/12/61	700	708
	International Business Machines Corp.	1.875%	8/1/22	2,050	2,078
	International Business Machines Corp.	2.875%	11/9/22	1,150	1,183
	International Business Machines Corp.	3.375%	8/1/23	1,100	1,160
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,498
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,652
	International Business Machines Corp.	3.450%	2/19/26	900	986
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,580
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,345
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,285
	International Business Machines Corp.	1.950%	5/15/30	2,000	1,976
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,591
	International Business Machines Corp.	5.600%	11/30/39	514	710
	International Business Machines Corp.	2.850%	5/15/40	1,970	1,967
	International Business Machines Corp.	4.000%	6/20/42	730	842
	International Business Machines Corp.	4.250%	5/15/49	2,800	3,394
	International Business Machines Corp.	2.950%	5/15/50	970	956
	Intuit Inc.	0.650%	7/15/23	300	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intuit Inc.	0.950%	7/15/25	650	649
	Intuit Inc.	1.350%	7/15/27	400	398
	Intuit Inc.	1.650%	7/15/30	400	390
	Jabil Inc.	3.950%	1/12/28	400	441
	Jabil Inc.	3.600%	1/15/30	500	539
	Jabil Inc.	3.000%	1/15/31	450	460
	Juniper Networks Inc.	1.200%	12/10/25	500	497
	Juniper Networks Inc.	3.750%	8/15/29	500	547
	Juniper Networks Inc.	2.000%	12/10/30	500	479
	Juniper Networks Inc.	5.950%	3/15/41	150	198
	KLA Corp.	4.650%	11/1/24	825	911
	KLA Corp.	4.100%	3/15/29	300	342
	KLA Corp.	5.000%	3/15/49	800	1,075
	KLA Corp.	3.300%	3/1/50	700	738
	Lam Research Corp.	3.800%	3/15/25	501	546
	Lam Research Corp.	3.750%	3/15/26	600	665
	Lam Research Corp.	4.000%	3/15/29	800	917
	Lam Research Corp.	1.900%	6/15/30	600	598
	Lam Research Corp.	4.875%	3/15/49	500	674
	Lam Research Corp.	2.875%	6/15/50	500	502
	Lam Research Corp.	3.125%	6/15/60	400	410
	Legrand France SA	8.500%	2/15/25	300	372
	Leidos Inc.	2.950%	5/15/23	375	388
	Leidos Inc.	3.625%	5/15/25	355	383
	Leidos Inc.	4.375%	5/15/30	1,200	1,358
	Leidos Inc.	2.300%	2/15/31	800	781
[3]	Marvell Technology Inc.	4.200%	6/22/23	425	448
[3]	Marvell Technology Inc.	2.450%	4/15/28	400	408
[3]	Marvell Technology Inc.	4.875%	6/22/28	300	346
[3]	Marvell Technology Inc.	2.950%	4/15/31	300	307
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	414
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	274
	Microchip Technology Inc.	4.333%	6/1/23	500	529
	Micron Technology Inc.	2.497%	4/24/23	1,000	1,029
	Micron Technology Inc.	4.640%	2/6/24	275	298
	Micron Technology Inc.	4.975%	2/6/26	275	315
	Micron Technology Inc.	4.185%	2/15/27	750	843
	Micron Technology Inc.	5.327%	2/6/29	575	684
	Micron Technology Inc.	4.663%	2/15/30	300	347
	Microsoft Corp.	2.650%	11/3/22	1,000	1,022
	Microsoft Corp.	2.375%	5/1/23	250	257
	Microsoft Corp.	2.000%	8/8/23	1,900	1,956
	Microsoft Corp.	2.875%	2/6/24	2,213	2,328
	Microsoft Corp.	3.125%	11/3/25	2,270	2,460
	Microsoft Corp.	2.400%	8/8/26	7,700	8,181
	Microsoft Corp.	3.300%	2/6/27	3,800	4,205
	Microsoft Corp.	3.500%	2/12/35	1,325	1,527
	Microsoft Corp.	3.450%	8/8/36	2,450	2,808
	Microsoft Corp.	4.100%	2/6/37	1,075	1,313
	Microsoft Corp.	3.700%	8/8/46	4,024	4,754
	Microsoft Corp.	2.525%	6/1/50	6,365	6,146
	Microsoft Corp.	2.921%	3/17/52	7,076	7,361
	Microsoft Corp.	2.675%	6/1/60	3,407	3,310
	Microsoft Corp.	3.041%	3/17/62	3,671	3,864
	Moody's Corp.	4.875%	2/15/24	425	463
	Moody's Corp.	3.250%	1/15/28	300	326
	Moody's Corp.	2.000%	8/19/31	600	587
	Moody's Corp.	2.750%	8/19/41	600	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	4.875%	12/17/48	300	392
	Moody's Corp.	3.250%	5/20/50	250	257
	Moody's Corp.	2.550%	8/18/60	500	437
	Motorola Solutions Inc.	4.000%	9/1/24	300	327
	Motorola Solutions Inc.	4.600%	2/23/28	550	633
	Motorola Solutions Inc.	4.600%	5/23/29	500	580
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	982
	Motorola Solutions Inc.	2.750%	5/24/31	500	509
	Motorola Solutions Inc.	5.500%	9/1/44	300	388
	NetApp Inc.	3.300%	9/29/24	300	320
	NetApp Inc.	1.875%	6/22/25	500	512
	NetApp Inc.	2.375%	6/22/27	400	417
	NetApp Inc.	2.700%	6/22/30	600	617
	NVIDIA Corp.	0.309%	6/15/23	1,000	1,000
	NVIDIA Corp.	0.584%	6/14/24	1,000	1,001
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,932
	NVIDIA Corp.	1.550%	6/15/28	1,000	996
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,232
	NVIDIA Corp.	2.000%	6/15/31	1,000	996
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,888
	NVIDIA Corp.	3.500%	4/1/50	1,965	2,187
	NVIDIA Corp.	3.700%	4/1/60	350	404
[3]	NXP BV	4.875%	3/1/24	800	873
[3]	NXP BV	5.350%	3/1/26	787	909
[3]	NXP BV	3.875%	6/18/26	300	331
[3]	NXP BV	3.150%	5/1/27	930	994
[3]	NXP BV	5.550%	12/1/28	675	819
[3]	NXP BV	4.300%	6/18/29	750	851
[3]	NXP BV	3.400%	5/1/30	1,100	1,192
[3]	NXP BV	2.500%	5/11/31	900	907
[3]	NXP BV	3.250%	5/11/41	900	931
	Oracle Corp.	2.500%	10/15/22	2,000	2,045
	Oracle Corp.	2.400%	9/15/23	1,720	1,780
	Oracle Corp.	3.400%	7/8/24	1,100	1,174
	Oracle Corp.	2.950%	11/15/24	2,860	3,035
	Oracle Corp.	2.500%	4/1/25	4,156	4,348
	Oracle Corp.	2.950%	5/15/25	3,125	3,314
	Oracle Corp.	1.650%	3/25/26	2,500	2,535
	Oracle Corp.	2.650%	7/15/26	5,000	5,272
	Oracle Corp.	2.800%	4/1/27	4,450	4,714
	Oracle Corp.	2.300%	3/25/28	1,700	1,739
	Oracle Corp.	2.950%	4/1/30	3,950	4,132
	Oracle Corp.	2.875%	3/25/31	3,000	3,092
	Oracle Corp.	4.300%	7/8/34	1,350	1,535
	Oracle Corp.	3.900%	5/15/35	1,375	1,511
	Oracle Corp.	3.850%	7/15/36	1,180	1,279
	Oracle Corp.	3.800%	11/15/37	1,484	1,593
	Oracle Corp.	6.125%	7/8/39	500	677
	Oracle Corp.	3.600%	4/1/40	6,325	6,558
	Oracle Corp.	5.375%	7/15/40	2,160	2,719
	Oracle Corp.	3.650%	3/25/41	2,550	2,651
	Oracle Corp.	4.500%	7/8/44	685	789
	Oracle Corp.	4.125%	5/15/45	1,825	1,969
	Oracle Corp.	4.000%	7/15/46	3,340	3,540
	Oracle Corp.	4.000%	11/15/47	2,475	2,628
	Oracle Corp.	3.600%	4/1/50	3,600	3,604
	Oracle Corp.	3.950%	3/25/51	3,025	3,205
	Oracle Corp.	4.375%	5/15/55	650	728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.850%	4/1/60	3,000	3,055
	Oracle Corp.	4.100%	3/25/61	1,300	1,391
	PayPal Holdings Inc.	1.350%	6/1/23	300	305
	PayPal Holdings Inc.	2.400%	10/1/24	400	420
	PayPal Holdings Inc.	1.650%	6/1/25	450	461
	PayPal Holdings Inc.	2.650%	10/1/26	900	962
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	1,065
	PayPal Holdings Inc.	2.300%	6/1/30	900	923
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	1,075
	Qorvo Inc.	4.375%	10/15/29	800	870
	QUALCOMM Inc.	2.600%	1/30/23	375	386
	QUALCOMM Inc.	2.900%	5/20/24	612	647
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,263
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,261
	QUALCOMM Inc.	1.300%	5/20/28	964	942
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,422
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,838
	QUALCOMM Inc.	4.650%	5/20/35	800	996
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,317
	QUALCOMM Inc.	4.300%	5/20/47	1,375	1,709
	QUALCOMM Inc.	3.250%	5/20/50	500	535
	Quanta Services Inc.	2.900%	10/1/30	800	827
	RELX Capital Inc.	3.500%	3/16/23	575	599
	RELX Capital Inc.	4.000%	3/18/29	800	901
	RELX Capital Inc.	3.000%	5/22/30	500	530
	Roper Technologies Inc.	2.350%	9/15/24	500	523
	Roper Technologies Inc.	1.000%	9/15/25	500	497
	Roper Technologies Inc.	3.850%	12/15/25	250	275
	Roper Technologies Inc.	3.800%	12/15/26	600	666
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,970
	Roper Technologies Inc.	4.200%	9/15/28	650	740
	Roper Technologies Inc.	2.950%	9/15/29	475	504
	Roper Technologies Inc.	2.000%	6/30/30	1,275	1,251
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,903
	S&P Global Inc.	4.000%	6/15/25	550	605
	S&P Global Inc.	2.500%	12/1/29	375	391
	S&P Global Inc.	1.250%	8/15/30	500	471
	S&P Global Inc.	3.250%	12/1/49	1,050	1,120
	S&P Global Inc.	2.300%	8/15/60	1,000	852
	salesforce.com Inc.	3.250%	4/11/23	825	860
	salesforce.com Inc.	3.700%	4/11/28	1,275	1,434
	salesforce.com Inc.	1.500%	7/15/28	965	961
	salesforce.com Inc.	1.950%	7/15/31	600	598
	salesforce.com Inc.	2.700%	7/15/41	1,200	1,196
	salesforce.com Inc.	2.900%	7/15/51	2,300	2,302
	salesforce.com Inc.	3.050%	7/15/61	1,200	1,216
	ServiceNow Inc.	1.400%	9/1/30	1,200	1,126
	Skyworks Solutions Inc.	1.800%	6/1/26	500	506
	Skyworks Solutions Inc.	3.000%	6/1/31	500	512
[3]	SYNNEX Corp.	1.750%	8/9/26	500	495
[3]	SYNNEX Corp.	2.375%	8/9/28	500	495
	Teledyne FLIR LLC	2.500%	8/1/30	500	504
	Texas Instruments Inc.	2.625%	5/15/24	225	236
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,932
	Texas Instruments Inc.	1.125%	9/15/26	500	500
	Texas Instruments Inc.	2.900%	11/3/27	400	434
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,133
	Texas Instruments Inc.	1.750%	5/4/30	560	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	1.900%	9/15/31	450	448
	Texas Instruments Inc.	3.875%	3/15/39	600	707
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,521
	Texas Instruments Inc.	2.700%	9/15/51	500	493
	Verisk Analytics Inc.	4.000%	6/15/25	125	138
	Verisk Analytics Inc.	4.125%	3/15/29	900	1,021
	Verisk Analytics Inc.	5.500%	6/15/45	600	802
	Verisk Analytics Inc.	3.625%	5/15/50	600	636
	VMware Inc.	2.950%	8/21/22	1,410	1,439
	VMware Inc.	0.600%	8/15/23	900	901
	VMware Inc.	4.500%	5/15/25	2,086	2,324
	VMware Inc.	1.400%	8/15/26	1,400	1,394
	VMware Inc.	4.650%	5/15/27	1,200	1,377
	VMware Inc.	3.900%	8/21/27	1,050	1,169
	VMware Inc.	1.800%	8/15/28	700	690
	VMware Inc.	4.700%	5/15/30	610	719
	VMware Inc.	2.200%	8/15/31	1,400	1,371
	Xilinx Inc.	2.950%	6/1/24	1,000	1,054
	Xilinx Inc.	2.375%	6/1/30	550	561
					573,568
Utilities (0.9%)
	AEP Texas Inc.	2.400%	10/1/22	300	306
	AEP Texas Inc.	3.950%	6/1/28	400	446
	AEP Texas Inc.	3.800%	10/1/47	250	269
[8]	AEP Texas Inc.	3.450%	1/15/50	2,379	2,468
	AEP Transmission Co. LLC	3.100%	12/1/26	200	216
	AEP Transmission Co. LLC	4.000%	12/1/46	325	381
	AEP Transmission Co. LLC	3.750%	12/1/47	450	505
	AEP Transmission Co. LLC	4.250%	9/15/48	325	395
	AEP Transmission Co. LLC	3.800%	6/15/49	270	308
	AEP Transmission Co. LLC	3.150%	9/15/49	70	73
[8]	AEP Transmission Co. LLC	3.650%	4/1/50	300	338
[8]	AEP Transmission Co. LLC	2.750%	8/15/51	500	480
	AES Corp.	1.375%	1/15/26	2,900	2,851
	AES Corp.	2.450%	1/15/31	800	792
[8]	Alabama Power Co.	3.550%	12/1/23	700	746
[8]	Alabama Power Co.	1.450%	9/15/30	500	475
	Alabama Power Co.	6.000%	3/1/39	100	140
	Alabama Power Co.	3.850%	12/1/42	125	142
	Alabama Power Co.	4.150%	8/15/44	300	355
	Alabama Power Co.	3.750%	3/1/45	570	645
	Alabama Power Co.	4.300%	1/2/46	300	363
[8]	Alabama Power Co.	3.700%	12/1/47	325	367
	Alabama Power Co.	3.450%	10/1/49	3,750	4,068
	Alabama Power Co.	3.125%	7/15/51	1,800	1,845
	Ameren Corp.	2.500%	9/15/24	1,250	1,306
	Ameren Corp.	3.650%	2/15/26	440	478
	Ameren Corp.	1.750%	3/15/28	500	490
	Ameren Corp.	3.500%	1/15/31	680	740
	Ameren Illinois Co.	3.250%	3/1/25	275	294
	Ameren Illinois Co.	3.800%	5/15/28	350	392
	Ameren Illinois Co.	1.550%	11/15/30	500	477
	Ameren Illinois Co.	4.150%	3/15/46	475	572
	Ameren Illinois Co.	3.700%	12/1/47	350	398
	Ameren Illinois Co.	3.250%	3/15/50	240	255
	Ameren Illinois Co.	2.900%	6/15/51	500	505
[8]	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	1,000
[8]	American Electric Power Co. Inc.	1.000%	11/1/25	500	494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Electric Power Co. Inc.	4.300%	12/1/28	500	569
	American Electric Power Co. Inc.	3.250%	3/1/50	500	500
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,654
	American Water Capital Corp.	3.400%	3/1/25	450	485
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,318
	American Water Capital Corp.	3.450%	6/1/29	2,000	2,199
	American Water Capital Corp.	2.800%	5/1/30	200	210
	American Water Capital Corp.	2.300%	6/1/31	300	304
	American Water Capital Corp.	6.593%	10/15/37	700	1,027
	American Water Capital Corp.	4.300%	12/1/42	125	150
	American Water Capital Corp.	4.000%	12/1/46	500	581
	American Water Capital Corp.	3.750%	9/1/47	475	532
	American Water Capital Corp.	4.200%	9/1/48	450	543
	American Water Capital Corp.	4.150%	6/1/49	400	475
	American Water Capital Corp.	3.450%	5/1/50	500	537
	American Water Capital Corp.	3.250%	6/1/51	500	519
	Appalachian Power Co.	3.400%	6/1/25	400	429
[8]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,774
	Appalachian Power Co.	7.000%	4/1/38	260	384
	Appalachian Power Co.	4.400%	5/15/44	575	676
[8]	Appalachian Power Co.	4.500%	3/1/49	900	1,101
[8]	Appalachian Power Co.	3.700%	5/1/50	300	327
	Arizona Public Service Co.	3.150%	5/15/25	500	534
	Arizona Public Service Co.	2.950%	9/15/27	300	321
	Arizona Public Service Co.	2.600%	8/15/29	500	520
	Arizona Public Service Co.	5.050%	9/1/41	525	674
	Arizona Public Service Co.	4.500%	4/1/42	325	393
	Arizona Public Service Co.	4.350%	11/15/45	350	418
	Arizona Public Service Co.	3.750%	5/15/46	895	985
	Arizona Public Service Co.	3.350%	5/15/50	300	314
	Atlantic City Electric Co.	2.300%	3/15/31	500	507
	Atmos Energy Corp.	0.625%	3/9/23	500	500
	Atmos Energy Corp.	3.000%	6/15/27	375	404
	Atmos Energy Corp.	2.625%	9/15/29	150	156
	Atmos Energy Corp.	1.500%	1/15/31	1,000	943
	Atmos Energy Corp.	5.500%	6/15/41	800	1,068
	Atmos Energy Corp.	4.150%	1/15/43	75	87
	Atmos Energy Corp.	4.125%	3/15/49	900	1,072
	Atmos Energy Corp.	3.375%	9/15/49	720	760
[10]	Atmos Energy Corp.	2.850%	2/15/52	650	622
	Avangrid Inc.	3.150%	12/1/24	957	1,020
	Avangrid Inc.	3.800%	6/1/29	600	668
	Avista Corp.	4.350%	6/1/48	300	374
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	938
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	236
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,034
[8]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	285
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	297
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	154
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	265
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	269
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,375
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	1,090
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	2,251
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	479
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,384
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	612
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	854
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	282
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	1,052
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	2,118
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	478
	Black Hills Corp.	4.250%	11/30/23	500	534
	Black Hills Corp.	1.037%	8/23/24	550	550
	Black Hills Corp.	3.950%	1/15/26	250	273
	Black Hills Corp.	3.150%	1/15/27	325	346
	Black Hills Corp.	3.050%	10/15/29	170	180
	Black Hills Corp.	4.350%	5/1/33	350	405
	Black Hills Corp.	4.200%	9/15/46	250	283
	Black Hills Corp.	3.875%	10/15/49	240	259
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	253
[8]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	158
[8]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	510
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	781
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	384
[8]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	746
[8]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	201
[8]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	761
	CenterPoint Energy Inc.	3.850%	2/1/24	250	266
	CenterPoint Energy Inc.	2.500%	9/1/24	900	940
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	1,001
	CenterPoint Energy Inc.	4.250%	11/1/28	375	428
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,819
	CenterPoint Energy Inc.	2.650%	6/1/31	500	511
	CenterPoint Energy Inc.	3.700%	9/1/49	300	328
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	261
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	503
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	480
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	516
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	288
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	463
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	336
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,438
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	432
	CMS Energy Corp.	3.000%	5/15/26	300	321
	CMS Energy Corp.	3.450%	8/15/27	300	329
	CMS Energy Corp.	4.875%	3/1/44	275	352
[8]	CMS Energy Corp.	4.750%	6/1/50	400	449
	CMS Energy Corp.	3.750%	12/1/50	500	504
[8]	Commonwealth Edison Co.	2.950%	8/15/27	275	296
	Commonwealth Edison Co.	5.900%	3/15/36	500	700
	Commonwealth Edison Co.	6.450%	1/15/38	750	1,089
	Commonwealth Edison Co.	4.700%	1/15/44	825	1,047
	Commonwealth Edison Co.	3.700%	3/1/45	625	703
	Commonwealth Edison Co.	4.350%	11/15/45	900	1,104
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	1,123
[8]	Commonwealth Edison Co.	3.750%	8/15/47	500	571
	Commonwealth Edison Co.	4.000%	3/1/48	775	912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.000%	3/1/49	700	826
[8]	Commonwealth Edison Co.	3.200%	11/15/49	250	260
	Commonwealth Edison Co.	3.000%	3/1/50	500	505
[8]	Commonwealth Edison Co.	2.750%	9/1/51	300	289
	Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,339
[8]	Connecticut Light & Power Co.	0.750%	12/1/25	500	494
[8]	Connecticut Light & Power Co.	3.200%	3/15/27	250	273
[8]	Connecticut Light & Power Co.	2.050%	7/1/31	300	299
	Connecticut Light & Power Co.	4.300%	4/15/44	375	460
[8]	Connecticut Light & Power Co.	4.150%	6/1/45	75	91
	Connecticut Light & Power Co.	4.000%	4/1/48	625	744
[8]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	296
[8]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,000	2,188
[8]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	379
[8]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,141
[8]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	413
[8]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	587
[8]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	792
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,287
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	618
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	733
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	572
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	2,027
[8]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	835
[8]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	742
[8]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	2,058
[8]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	88
[8]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	420
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	605
[8]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,000	933
	Consumers Energy Co.	0.350%	6/1/23	1,000	999
	Consumers Energy Co.	3.375%	8/15/23	225	236
	Consumers Energy Co.	3.800%	11/15/28	250	282
	Consumers Energy Co.	3.950%	5/15/43	600	696
	Consumers Energy Co.	3.250%	8/15/46	550	577
	Consumers Energy Co.	3.950%	7/15/47	500	585
	Consumers Energy Co.	4.050%	5/15/48	500	594
	Consumers Energy Co.	4.350%	4/15/49	530	660
	Consumers Energy Co.	3.100%	8/15/50	567	589
	Consumers Energy Co.	3.500%	8/1/51	850	943
	Consumers Energy Co.	2.650%	8/15/52	500	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	2.500%	5/1/60	450	397
	Delmarva Power & Light Co.	3.500%	11/15/23	125	132
	Delmarva Power & Light Co.	4.150%	5/15/45	600	710
	Dominion Energy Inc.	3.071%	8/15/24	500	529
	Dominion Energy Inc.	3.900%	10/1/25	425	465
[8]	Dominion Energy Inc.	1.450%	4/15/26	500	502
[8]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,988
	Dominion Energy Inc.	4.250%	6/1/28	200	227
[8]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,493
[8]	Dominion Energy Inc.	2.250%	8/15/31	920	918
[8]	Dominion Energy Inc.	6.300%	3/15/33	500	671
[8]	Dominion Energy Inc.	5.250%	8/1/33	200	249
	Dominion Energy Inc.	7.000%	6/15/38	300	439
[8]	Dominion Energy Inc.	3.300%	4/15/41	500	522
[8]	Dominion Energy Inc.	4.900%	8/1/41	890	1,110
[8]	Dominion Energy Inc.	4.050%	9/15/42	400	452
[8]	Dominion Energy Inc.	4.600%	3/15/49	500	627
[8]	Dominion Energy Inc.	5.750%	10/1/54	375	411
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	516
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	633
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	341
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,764
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	611
	DTE Electric Co.	3.650%	3/15/24	825	879
	DTE Electric Co.	3.375%	3/1/25	150	161
[8]	DTE Electric Co.	1.900%	4/1/28	500	506
	DTE Electric Co.	2.250%	3/1/30	500	508
[8]	DTE Electric Co.	2.625%	3/1/31	400	417
[8]	DTE Electric Co.	4.000%	4/1/43	300	352
	DTE Electric Co.	3.700%	3/15/45	200	227
	DTE Electric Co.	3.700%	6/1/46	550	622
	DTE Electric Co.	3.750%	8/15/47	450	514
[8]	DTE Electric Co.	4.050%	5/15/48	500	597
	DTE Electric Co.	3.950%	3/1/49	500	592
[8]	DTE Electric Co.	3.250%	4/1/51	500	533
[8]	DTE Energy Co.	0.550%	11/1/22	650	651
	DTE Energy Co.	2.250%	11/1/22	455	464
[8]	DTE Energy Co.	2.529%	10/1/24	1,000	1,045
[8]	DTE Energy Co.	1.050%	6/1/25	1,600	1,587
	DTE Energy Co.	2.850%	10/1/26	675	715
[8]	DTE Energy Co.	3.400%	6/15/29	140	152
	DTE Energy Co.	2.950%	3/1/30	235	247
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,620
[8]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	377
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	78
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	411
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	518
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	580
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	454
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	737
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	946
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,190
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	773
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	571
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	473
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	462
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	779
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,017
	Duke Energy Corp.	3.950%	10/15/23	225	239
	Duke Energy Corp.	3.750%	4/15/24	725	774
	Duke Energy Corp.	0.900%	9/15/25	500	496
	Duke Energy Corp.	2.650%	9/1/26	595	628
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,719
	Duke Energy Corp.	2.550%	6/15/31	625	635
	Duke Energy Corp.	4.800%	12/15/45	700	866
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,501
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,374
	Duke Energy Corp.	3.500%	6/15/51	600	619
	Duke Energy Corp.	3.250%	1/15/82	500	498
	Duke Energy Florida LLC	3.200%	1/15/27	450	488
	Duke Energy Florida LLC	3.800%	7/15/28	425	477
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,971
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,652
	Duke Energy Florida LLC	6.350%	9/15/37	675	983
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,166
	Duke Energy Florida LLC	3.400%	10/1/46	900	967
	Duke Energy Florida LLC	4.200%	7/15/48	425	511
[8]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	70	69
[8]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	418
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,593
[8]	Duke Energy Indiana LLC	4.900%	7/15/43	250	318
	Duke Energy Indiana LLC	3.750%	5/15/46	875	970
	Duke Energy Indiana LLC	2.750%	4/1/50	775	742
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	199
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	729
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,224
	Duke Energy Progress LLC	3.375%	9/1/23	150	158
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,214
	Duke Energy Progress LLC	3.700%	9/1/28	425	475
	Duke Energy Progress LLC	2.000%	8/15/31	500	492
	Duke Energy Progress LLC	6.300%	4/1/38	300	429
	Duke Energy Progress LLC	4.375%	3/30/44	525	639
	Duke Energy Progress LLC	4.150%	12/1/44	100	118
	Duke Energy Progress LLC	4.200%	8/15/45	625	742
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	2,341
	Duke Energy Progress LLC	2.500%	8/15/50	550	498
	Duke Energy Progress LLC	2.900%	8/15/51	550	541
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	250	263
[8]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	419
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	180
	Edison International	2.950%	3/15/23	750	771
	Edison International	4.950%	4/15/25	900	992
	Edison International	5.750%	6/15/27	100	115
	El Paso Electric Co.	6.000%	5/15/35	175	233
	El Paso Electric Co.	5.000%	12/1/44	250	303
	Emera US Finance LP	4.750%	6/15/46	1,785	2,111
	Enel Americas SA	4.000%	10/25/26	700	765
	Enel Chile SA	4.875%	6/12/28	600	691
	Entergy Arkansas LLC	3.500%	4/1/26	150	164
	Entergy Arkansas LLC	3.350%	6/15/52	800	846
	Entergy Corp.	0.900%	9/15/25	500	491
	Entergy Corp.	2.950%	9/1/26	530	564
	Entergy Corp.	1.900%	6/15/28	500	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	2.800%	6/15/30	500	516
	Entergy Corp.	2.400%	6/15/31	500	496
	Entergy Corp.	3.750%	6/15/50	1,400	1,507
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,609
	Entergy Louisiana LLC	0.620%	11/17/23	500	500
[10]	Entergy Louisiana LLC	0.950%	10/1/24	700	700
	Entergy Louisiana LLC	5.400%	11/1/24	238	270
	Entergy Louisiana LLC	2.400%	10/1/26	200	209
	Entergy Louisiana LLC	3.120%	9/1/27	350	377
	Entergy Louisiana LLC	3.250%	4/1/28	300	324
	Entergy Louisiana LLC	3.050%	6/1/31	375	400
	Entergy Louisiana LLC	2.350%	6/15/32	500	500
	Entergy Louisiana LLC	4.000%	3/15/33	725	833
	Entergy Louisiana LLC	3.100%	6/15/41	500	515
	Entergy Louisiana LLC	4.950%	1/15/45	400	437
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	1,380
	Entergy Louisiana LLC	4.200%	4/1/50	500	604
	Entergy Louisiana LLC	2.900%	3/15/51	700	678
	Entergy Mississippi LLC	2.850%	6/1/28	750	793
	Entergy Mississippi LLC	3.850%	6/1/49	250	283
	Entergy Texas Inc.	1.750%	3/15/31	500	474
	Entergy Texas Inc.	3.550%	9/30/49	1,905	2,022
	Essential Utilities Inc.	3.566%	5/1/29	275	302
	Essential Utilities Inc.	2.704%	4/15/30	400	414
	Essential Utilities Inc.	4.276%	5/1/49	435	514
	Essential Utilities Inc.	3.351%	4/15/50	600	618
	Evergy Inc.	2.450%	9/15/24	1,450	1,514
	Evergy Inc.	2.900%	9/15/29	1,450	1,521
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	605
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	457
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	495
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	380
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	120
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	1,039
	Evergy Metro Inc.	3.150%	3/15/23	220	227
[8]	Evergy Metro Inc.	2.250%	6/1/30	300	303
	Evergy Metro Inc.	5.300%	10/1/41	480	641
	Evergy Metro Inc.	4.200%	6/15/47	225	270
[8]	Eversource Energy	3.800%	12/1/23	350	373
[8]	Eversource Energy	2.900%	10/1/24	275	290
[8]	Eversource Energy	3.150%	1/15/25	1,475	1,566
[8]	Eversource Energy	0.800%	8/15/25	500	492
[8]	Eversource Energy	3.300%	1/15/28	200	217
[8]	Eversource Energy	4.250%	4/1/29	325	373
[8]	Eversource Energy	1.650%	8/15/30	1,300	1,237
	Eversource Energy	2.550%	3/15/31	500	510
	Eversource Energy	3.450%	1/15/50	500	524
[8]	Exelon Corp.	3.950%	6/15/25	637	694
	Exelon Corp.	3.400%	4/15/26	1,500	1,625
	Exelon Corp.	4.050%	4/15/30	975	1,104
[8]	Exelon Corp.	4.950%	6/15/35	800	976
	Exelon Corp.	5.625%	6/15/35	415	537
	Exelon Corp.	5.100%	6/15/45	180	236
	Exelon Corp.	4.450%	4/15/46	500	604
	Exelon Corp.	4.700%	4/15/50	2,700	3,408
	Exelon Generation Co. LLC	3.250%	6/1/25	1,750	1,866
	Exelon Generation Co. LLC	6.250%	10/1/39	1,100	1,405
	Exelon Generation Co. LLC	5.750%	10/1/41	325	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,356
	Florida Power & Light Co.	2.850%	4/1/25	1,984	2,106
	Florida Power & Light Co.	3.125%	12/1/25	500	537
	Florida Power & Light Co.	5.625%	4/1/34	225	302
	Florida Power & Light Co.	4.950%	6/1/35	50	64
	Florida Power & Light Co.	5.650%	2/1/37	425	573
	Florida Power & Light Co.	5.950%	2/1/38	175	249
	Florida Power & Light Co.	5.960%	4/1/39	225	324
	Florida Power & Light Co.	4.125%	2/1/42	1,675	2,019
	Florida Power & Light Co.	4.050%	6/1/42	475	568
	Florida Power & Light Co.	3.800%	12/15/42	375	435
	Florida Power & Light Co.	4.050%	10/1/44	450	547
	Florida Power & Light Co.	3.700%	12/1/47	550	637
	Florida Power & Light Co.	3.950%	3/1/48	800	966
	Florida Power & Light Co.	3.990%	3/1/49	1,000	1,206
	Florida Power & Light Co.	3.150%	10/1/49	1,190	1,260
	Fortis Inc.	3.055%	10/4/26	847	909
[8]	Georgia Power Co.	2.100%	7/30/23	475	489
[8]	Georgia Power Co.	2.200%	9/15/24	395	410
	Georgia Power Co.	3.250%	4/1/26	256	275
	Georgia Power Co.	3.250%	3/30/27	550	593
[8]	Georgia Power Co.	2.650%	9/15/29	250	261
[8]	Georgia Power Co.	4.750%	9/1/40	625	762
	Georgia Power Co.	4.300%	3/15/42	575	673
	Georgia Power Co.	4.300%	3/15/43	250	292
[8]	Georgia Power Co.	3.700%	1/30/50	250	269
[8]	Georgia Power Co.	3.250%	3/15/51	500	508
[8]	Gulf Power Co.	3.300%	5/30/27	250	272
	Iberdrola International BV	6.750%	7/15/36	175	262
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,115
[8]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,612
[8]	Indiana Michigan Power Co.	3.750%	7/1/47	550	613
	Indiana Michigan Power Co.	3.250%	5/1/51	500	521
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,171
	Interstate Power & Light Co.	4.100%	9/26/28	450	512
	Interstate Power & Light Co.	3.600%	4/1/29	240	265
	Interstate Power & Light Co.	2.300%	6/1/30	300	302
	Interstate Power & Light Co.	6.250%	7/15/39	250	350
	Interstate Power & Light Co.	3.700%	9/15/46	406	453
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	449
	ITC Holdings Corp.	2.700%	11/15/22	400	409
	ITC Holdings Corp.	3.650%	6/15/24	300	320
	ITC Holdings Corp.	3.350%	11/15/27	400	435
	ITC Holdings Corp.	5.300%	7/1/43	900	1,183
[8]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	149	180
	Kentucky Utilities Co.	5.125%	11/1/40	650	839
	Kentucky Utilities Co.	3.300%	6/1/50	500	524
[8]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,893
	MidAmerican Energy Co.	3.100%	5/1/27	450	489
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,014
[8]	MidAmerican Energy Co.	5.800%	10/15/36	775	1,071
	MidAmerican Energy Co.	4.800%	9/15/43	300	387
	MidAmerican Energy Co.	4.400%	10/15/44	400	494
	MidAmerican Energy Co.	3.650%	8/1/48	575	646
[8]	Mississippi Power Co.	4.250%	3/15/42	375	443
	National Fuel Gas Co.	3.750%	3/1/23	375	388
	National Fuel Gas Co.	5.500%	1/15/26	100	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Fuel Gas Co.	3.950%	9/15/27	275	296
	National Fuel Gas Co.	4.750%	9/1/28	750	840
	National Fuel Gas Co.	2.950%	3/1/31	100	101
	National Grid USA	5.803%	4/1/35	250	308
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,440
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,681
[8]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	512
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,318
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	547
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	283
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,717
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	435
[8]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	475
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,179
[8]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	325	338
[8]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	357
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	1,015
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	489
[8]	Nevada Power Co.	3.700%	5/1/29	500	559
[8]	Nevada Power Co.	2.400%	5/1/30	441	449
[8]	Nevada Power Co.	6.650%	4/1/36	410	600
[8]	Nevada Power Co.	3.125%	8/1/50	300	307
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	861
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	669
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	1,000	1,004
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	529
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	6,450	6,806
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	215
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	768
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,153
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	383
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	314
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,518
[8]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	505
[8]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	351
	NiSource Inc.	0.950%	8/15/25	500	494
	NiSource Inc.	3.490%	5/15/27	1,100	1,205
	NiSource Inc.	2.950%	9/1/29	1,500	1,573
	NiSource Inc.	3.600%	5/1/30	500	549
	NiSource Inc.	1.700%	2/15/31	500	472
	NiSource Inc.	5.950%	6/15/41	382	531
	NiSource Inc.	4.800%	2/15/44	200	249
	NiSource Inc.	5.650%	2/1/45	500	689
	NiSource Inc.	4.375%	5/15/47	1,575	1,879
	NiSource Inc.	3.950%	3/30/48	500	569
	Northern States Power Co.	2.250%	4/1/31	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	6.250%	6/1/36	325	466
	Northern States Power Co.	6.200%	7/1/37	250	364
	Northern States Power Co.	5.350%	11/1/39	375	513
	Northern States Power Co.	3.400%	8/15/42	410	449
	Northern States Power Co.	4.000%	8/15/45	200	238
	Northern States Power Co.	2.900%	3/1/50	1,890	1,916
	Northern States Power Co.	2.600%	6/1/51	600	570
	Northern States Power Co.	3.200%	4/1/52	500	531
	NorthWestern Corp.	4.176%	11/15/44	250	289
	NSTAR Electric Co.	2.375%	10/15/22	125	127
	NSTAR Electric Co.	3.200%	5/15/27	550	600
	NSTAR Electric Co.	3.250%	5/15/29	300	328
	NSTAR Electric Co.	5.500%	3/15/40	540	744
	NSTAR Electric Co.	4.400%	3/1/44	223	275
	Oglethorpe Power Corp.	5.950%	11/1/39	100	133
	Oglethorpe Power Corp.	5.375%	11/1/40	630	797
[8]	Ohio Power Co.	1.625%	1/15/31	500	478
	Ohio Power Co.	4.000%	6/1/49	500	582
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	335
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	216
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	266
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	286
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	422
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	292
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	926
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	168
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	530
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,469
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	636
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	629
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	201
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	229
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	289
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	485
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	1,244
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	231
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	374
	ONE Gas Inc.	0.850%	3/11/23	500	500
	ONE Gas Inc.	1.100%	3/11/24	500	500
	ONE Gas Inc.	2.000%	5/15/30	200	197
	ONE Gas Inc.	4.658%	2/1/44	507	625
	Pacific Gas & Electric Co.	1.367%	3/10/23	500	498
	Pacific Gas & Electric Co.	3.250%	6/15/23	500	513
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,820
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	522
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,377
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,267
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	605
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,779
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,489
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	498
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	2,352
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	495
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,533
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	1,060
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,435
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	3,185
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	3.600%	4/1/24	500	533
	PacifiCorp	3.500%	6/15/29	600	663
	PacifiCorp	2.700%	9/15/30	2,800	2,918
	PacifiCorp	5.250%	6/15/35	475	609
	PacifiCorp	6.100%	8/1/36	525	725
	PacifiCorp	5.750%	4/1/37	410	553
	PacifiCorp	6.250%	10/15/37	625	885
	PacifiCorp	6.350%	7/15/38	250	356
	PacifiCorp	4.125%	1/15/49	1,700	2,007
	PacifiCorp	3.300%	3/15/51	750	781
	PacifiCorp	2.900%	6/15/52	3,700	3,591
	PECO Energy Co.	3.000%	9/15/49	1,000	1,016
	PECO Energy Co.	2.800%	6/15/50	1,000	984
	PECO Energy Co.	3.050%	3/15/51	500	512
	PECO Energy Co.	2.850%	9/15/51	500	493
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	413
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	504
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	183
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	374
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	309
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	698
	Potomac Electric Power Co.	6.500%	11/15/37	400	582
	Potomac Electric Power Co.	4.150%	3/15/43	550	654
	PPL Capital Funding Inc.	3.100%	5/15/26	600	639
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	433
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	835
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	361
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	416
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	368
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,510
	Progress Energy Inc.	7.750%	3/1/31	510	718
	Progress Energy Inc.	7.000%	10/30/31	200	273
	Progress Energy Inc.	6.000%	12/1/39	480	661
	PSEG Power LLC	3.850%	6/1/23	575	606
	Public Service Co. of Colorado	3.700%	6/15/28	300	335
[8]	Public Service Co. of Colorado	1.900%	1/15/31	300	296
	Public Service Co. of Colorado	1.875%	6/15/31	700	688
	Public Service Co. of Colorado	3.600%	9/15/42	225	252
	Public Service Co. of Colorado	4.300%	3/15/44	700	847
	Public Service Co. of Colorado	4.100%	6/15/48	300	361
[8]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,371
[8]	Public Service Co. of Colorado	2.700%	1/15/51	200	194
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	158
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	282
[8]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	531
[8]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	497
[8]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	271
[8]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	327
[8]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	207
[8]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,779
[8]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,157
[8]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	310
[8]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	411
[8]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	788
[8]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	826
[8]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	429
[8]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	514
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	393
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	709
	Puget Energy Inc.	3.650%	5/15/25	300	321
[3]	Puget Energy Inc.	2.379%	6/15/28	85	85
	Puget Energy Inc.	4.100%	6/15/30	400	441
	Puget Sound Energy Inc.	6.274%	3/15/37	450	625
	Puget Sound Energy Inc.	5.757%	10/1/39	495	669
	Puget Sound Energy Inc.	5.638%	4/15/41	390	530
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,264
	Puget Sound Energy Inc.	4.223%	6/15/48	500	601
[8]	San Diego Gas & Electric Co.	3.600%	9/1/23	75	79
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	369
[8]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	481
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	349
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	620
[8]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	365
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	387
[8]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	844
	Sempra Energy	2.900%	2/1/23	425	438
	Sempra Energy	4.050%	12/1/23	775	826
	Sempra Energy	3.750%	11/15/25	330	359
	Sempra Energy	3.250%	6/15/27	1,575	1,700
	Sempra Energy	3.400%	2/1/28	1,650	1,786
	Sempra Energy	3.800%	2/1/38	900	996
	Sempra Energy	6.000%	10/15/39	1,705	2,360
	Sempra Energy	4.000%	2/1/48	400	447
	Sierra Pacific Power Co.	2.600%	5/1/26	600	634
[8]	Southern California Edison Co.	1.845%	2/1/22	25	25
	Southern California Edison Co.	0.700%	4/3/23	500	501
[8]	Southern California Edison Co.	3.400%	6/1/23	475	496
[8]	Southern California Edison Co.	0.700%	8/1/23	500	500
[8]	Southern California Edison Co.	3.500%	10/1/23	300	315
	Southern California Edison Co.	1.100%	4/1/24	500	502
[8]	Southern California Edison Co.	0.975%	8/1/24	500	501
[8]	Southern California Edison Co.	3.700%	8/1/25	700	761
[8]	Southern California Edison Co.	1.200%	2/1/26	500	496
[8]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,528
[8]	Southern California Edison Co.	4.200%	3/1/29	200	225
	Southern California Edison Co.	6.650%	4/1/29	850	1,054
	Southern California Edison Co.	2.850%	8/1/29	825	856
	Southern California Edison Co.	2.250%	6/1/30	300	297
[8]	Southern California Edison Co.	2.500%	6/1/31	500	503
[8]	Southern California Edison Co.	5.750%	4/1/35	508	644
[8]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,410
	Southern California Edison Co.	5.625%	2/1/36	500	627
	Southern California Edison Co.	5.500%	3/15/40	400	503
	Southern California Edison Co.	4.500%	9/1/40	505	572
	Southern California Edison Co.	4.050%	3/15/42	1,945	2,083
[8]	Southern California Edison Co.	3.900%	3/15/43	475	499
[8]	Southern California Edison Co.	3.600%	2/1/45	150	151
	Southern California Edison Co.	4.000%	4/1/47	1,920	2,054
[8]	Southern California Edison Co.	4.125%	3/1/48	970	1,057
[8]	Southern California Edison Co.	4.875%	3/1/49	400	478
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,332
[8]	Southern California Edison Co.	2.950%	2/1/51	500	458
[8]	Southern California Edison Co.	3.650%	6/1/51	500	514
	Southern California Gas Co.	3.150%	9/15/24	425	452
[8]	Southern California Gas Co.	2.600%	6/15/26	725	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Southern California Gas Co.	2.550%	2/1/30	450	463
	Southern California Gas Co.	3.750%	9/15/42	330	366
[8]	Southern California Gas Co.	4.125%	6/1/48	325	387
[8]	Southern California Gas Co.	4.300%	1/15/49	500	618
[8]	Southern California Gas Co.	3.950%	2/15/50	250	293
	Southern Co.	2.950%	7/1/23	525	545
[8]	Southern Co.	0.600%	2/26/24	500	499
	Southern Co.	3.250%	7/1/26	500	538
[8]	Southern Co.	1.750%	3/15/28	500	495
	Southern Co.	4.250%	7/1/36	575	662
	Southern Co.	4.400%	7/1/46	1,135	1,339
[8]	Southern Co.	4.000%	1/15/51	1,200	1,269
[8]	Southern Co.	3.750%	9/15/51	900	923
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	78
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	404
[8]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	952
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	172
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	147
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,082
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	589
[8]	Southern Power Co.	2.500%	12/15/21	300	301
	Southern Power Co.	4.150%	12/1/25	375	416
	Southern Power Co.	5.150%	9/15/41	660	811
	Southern Power Co.	5.250%	7/15/43	500	625
[8]	Southern Power Co.	4.950%	12/15/46	300	362
	Southwest Gas Corp.	3.700%	4/1/28	450	495
	Southwest Gas Corp.	3.800%	9/29/46	250	268
	Southwest Gas Corp.	4.150%	6/1/49	200	227
[8]	Southwestern Electric Power Co.	1.650%	3/15/26	500	505
[8]	Southwestern Electric Power Co.	2.750%	10/1/26	300	316
[8]	Southwestern Electric Power Co.	4.100%	9/15/28	550	620
	Southwestern Electric Power Co.	6.200%	3/15/40	300	418
[8]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	1,091
[8]	Southwestern Electric Power Co.	3.850%	2/1/48	375	411
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,161
	Southwestern Public Service Co.	4.500%	8/15/41	850	1,042
	Southwestern Public Service Co.	3.400%	8/15/46	950	1,011
[8]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,248
	Southwestern Public Service Co.	3.750%	6/15/49	750	852
[8]	Southwestern Public Service Co.	3.150%	5/1/50	800	836
	Tampa Electric Co.	2.400%	3/15/31	500	508
	Tampa Electric Co.	4.350%	5/15/44	150	181
	Tampa Electric Co.	4.300%	6/15/48	300	366
	Tampa Electric Co.	3.625%	6/15/50	250	279
	Tampa Electric Co.	3.450%	3/15/51	500	539
	Toledo Edison Co.	6.150%	5/15/37	250	344
	Tucson Electric Power Co.	3.050%	3/15/25	200	212
	Tucson Electric Power Co.	4.850%	12/1/48	490	630
	Union Electric Co.	3.500%	4/15/24	990	1,052
	Union Electric Co.	2.950%	6/15/27	300	321
	Union Electric Co.	3.500%	3/15/29	350	386
	Union Electric Co.	2.950%	3/15/30	800	852
	Union Electric Co.	2.150%	3/15/32	500	496
	Union Electric Co.	3.900%	9/15/42	425	485
	Union Electric Co.	3.650%	4/15/45	575	643
	Union Electric Co.	4.000%	4/1/48	1,100	1,296
	Union Electric Co.	3.250%	10/1/49	100	107
	Union Electric Co.	2.625%	3/15/51	800	758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Veolia Environnement SA	6.750%	6/1/38	125	188
	Virginia Electric & Power Co.	3.450%	2/15/24	250	265
[8]	Virginia Electric & Power Co.	3.100%	5/15/25	500	532
[8]	Virginia Electric & Power Co.	2.950%	11/15/26	300	322
[8]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,377
[8]	Virginia Electric & Power Co.	3.800%	4/1/28	525	587
[8]	Virginia Electric & Power Co.	6.000%	1/15/36	375	516
[8]	Virginia Electric & Power Co.	6.000%	5/15/37	500	691
	Virginia Electric & Power Co.	6.350%	11/30/37	375	537
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,114
	Virginia Electric & Power Co.	4.000%	1/15/43	500	576
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,341
[8]	Virginia Electric & Power Co.	4.200%	5/15/45	877	1,044
[8]	Virginia Electric & Power Co.	4.000%	11/15/46	500	585
[8]	Virginia Electric & Power Co.	3.800%	9/15/47	425	484
	Virginia Electric & Power Co.	4.600%	12/1/48	550	709
	Virginia Electric & Power Co.	3.300%	12/1/49	400	426
	Virginia Electric & Power Co.	2.450%	12/15/50	500	451
[8]	Washington Gas Light Co.	3.796%	9/15/46	350	396
[8]	Washington Gas Light Co.	3.650%	9/15/49	500	559
	WEC Energy Group Inc.	0.550%	9/15/23	500	500
	WEC Energy Group Inc.	0.800%	3/15/24	500	501
	WEC Energy Group Inc.	1.375%	10/15/27	500	491
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	961
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	312
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	499
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	260
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	309
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	424
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	282
	Wisconsin Public Service Corp.	3.350%	11/21/21	850	854
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	85
	Xcel Energy Inc.	0.500%	10/15/23	1,200	1,201
	Xcel Energy Inc.	3.300%	6/1/25	100	107
	Xcel Energy Inc.	4.000%	6/15/28	750	844
	Xcel Energy Inc.	2.600%	12/1/29	540	560
	Xcel Energy Inc.	3.400%	6/1/30	450	492
	Xcel Energy Inc.	6.500%	7/1/36	610	871
	Xcel Energy Inc.	3.500%	12/1/49	400	427
					518,945
Total Corporate Bonds (Cost $5,917,086)					6,280,556
Sovereign Bonds (1.4%)
[8]	African Development Bank	2.125%	11/16/22	2,000	2,043
	African Development Bank	0.750%	4/3/23	1,500	1,511
	African Development Bank	3.000%	9/20/23	1,600	1,683
	African Development Bank	0.875%	3/23/26	2,500	2,489
[8]	African Development Bank	0.875%	7/22/26	1,600	1,589
	Asian Development Bank	1.625%	1/24/23	1,500	1,528
[8]	Asian Development Bank	2.750%	3/17/23	1,500	1,555
[8]	Asian Development Bank	0.250%	7/14/23	5,000	4,997
[8]	Asian Development Bank	0.250%	10/6/23	4,600	4,592
	Asian Development Bank	2.625%	1/30/24	2,000	2,102
[8]	Asian Development Bank	0.375%	6/11/24	8,000	7,970
[8,10]	Asian Development Bank	0.625%	10/8/24	3,500	3,504
	Asian Development Bank	1.500%	10/18/24	1,000	1,027
[8]	Asian Development Bank	2.000%	1/22/25	1,027	1,072
[8]	Asian Development Bank	2.125%	3/19/25	700	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Development Bank	0.625%	4/29/25	2,000	1,993
[8]	Asian Development Bank	0.375%	9/3/25	6,129	6,031
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,926
[8]	Asian Development Bank	1.000%	4/14/26	3,000	3,004
[8]	Asian Development Bank	2.000%	4/24/26	400	418
[8]	Asian Development Bank	1.750%	8/14/26	1,841	1,904
[8]	Asian Development Bank	2.625%	1/12/27	800	862
[8]	Asian Development Bank	2.500%	11/2/27	2,985	3,210
[8]	Asian Development Bank	2.750%	1/19/28	1,000	1,090
[8]	Asian Development Bank	1.250%	6/9/28	500	498
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,788
[8]	Asian Development Bank	1.750%	9/19/29	200	205
[8]	Asian Development Bank	1.875%	1/24/30	1,000	1,031
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,402
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,988
	Asian Infrastructure Investment Bank	0.250%	9/29/23	1,600	1,597
	Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,090
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	991
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,650
	Canadian Government Bond	2.000%	11/15/22	860	877
	Canadian Government Bond	1.625%	1/22/25	2,290	2,364
	Canadian Government Bond	0.750%	5/19/26	5,200	5,152
	Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,170
	Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,505
	Corp. Andina de Fomento	2.375%	5/12/23	200	205
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,324
	Corp. Andina de Fomento	1.625%	9/23/25	600	606
	Council of Europe Development Bank	2.625%	2/13/23	1,900	1,960
	Council of Europe Development Bank	0.250%	10/20/23	1,500	1,497
	Council of Europe Development Bank	2.500%	2/27/24	50	52
	Council of Europe Development Bank	0.375%	6/10/24	565	563
	Council of Europe Development Bank	1.375%	2/27/25	850	869
	Council of Europe Development Bank	0.875%	9/22/26	1,000	992
	Equinor ASA	2.450%	1/17/23	2,960	3,040
	Equinor ASA	2.650%	1/15/24	3,240	3,389
	Equinor ASA	3.250%	11/10/24	550	591
	Equinor ASA	3.625%	9/10/28	1,200	1,338
	Equinor ASA	3.125%	4/6/30	500	543
	Equinor ASA	2.375%	5/22/30	1,500	1,543
	Equinor ASA	5.100%	8/17/40	2,100	2,775
	Equinor ASA	4.250%	11/23/41	325	391
	Equinor ASA	3.950%	5/15/43	175	202
	Equinor ASA	4.800%	11/8/43	1,015	1,305
	Equinor ASA	3.250%	11/18/49	750	791
	Equinor ASA	3.700%	4/6/50	2,360	2,711
[8]	European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,486
[8]	European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	2,998
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	515
[8]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	694
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,579
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.000%	12/15/22	5,525	5,645
	European Investment Bank	2.500%	3/15/23	625	645
	European Investment Bank	1.375%	5/15/23	4,300	4,378
[8]	European Investment Bank	2.875%	8/15/23	3,300	3,458
	European Investment Bank	0.250%	9/15/23	5,500	5,493
[8]	European Investment Bank	3.125%	12/14/23	1,300	1,378
	European Investment Bank	3.250%	1/29/24	3,210	3,420
	European Investment Bank	2.625%	3/15/24	3,660	3,854
	European Investment Bank	2.250%	6/24/24	2,010	2,104
	European Investment Bank	0.375%	7/24/24	3,000	2,988
	European Investment Bank	2.500%	10/15/24	864	914
	European Investment Bank	1.875%	2/10/25	4,413	4,591
	European Investment Bank	1.625%	3/14/25	5,000	5,160
	European Investment Bank	0.625%	7/25/25	3,700	3,682
	European Investment Bank	0.375%	12/15/25	5,500	5,393
	European Investment Bank	0.375%	3/26/26	5,000	4,876
	European Investment Bank	2.125%	4/13/26	1,000	1,052
	European Investment Bank	0.750%	10/26/26	1,950	1,923
	European Investment Bank	2.375%	5/24/27	800	854
	European Investment Bank	0.625%	10/21/27	500	483
	European Investment Bank	1.625%	10/9/29	350	355
	European Investment Bank	0.875%	5/17/30	400	380
	European Investment Bank	0.750%	9/23/30	1,200	1,124
	European Investment Bank	1.250%	2/14/31	3,000	2,924
	European Investment Bank	4.875%	2/15/36	1,300	1,788
[12]	Export Development Canada	2.500%	1/24/23	60	62
[12]	Export Development Canada	1.375%	2/24/23	2,600	2,642
[12]	Export Development Canada	2.750%	3/15/23	1,200	1,243
[12]	Export Development Canada	2.625%	2/21/24	800	841
	Export-Import Bank of Korea	3.625%	11/27/23	600	641
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,266
	Export-Import Bank of Korea	0.375%	2/9/24	500	498
	Export-Import Bank of Korea	3.250%	11/10/25	300	326
	Export-Import Bank of Korea	0.625%	2/9/26	500	489
	Export-Import Bank of Korea	2.625%	5/26/26	600	639
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,074
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,523
	Export-Import Bank of Korea	1.375%	2/9/31	500	479
	Export-Import Bank of Korea	2.500%	6/29/41	875	868
[8]	Hydro-Quebec	8.050%	7/7/24	2,665	3,182
	Inter-American Development Bank	2.500%	1/18/23	5,330	5,487
	Inter-American Development Bank	0.500%	5/24/23	1,200	1,205
	Inter-American Development Bank	0.250%	11/15/23	5,200	5,189
	Inter-American Development Bank	2.625%	1/16/24	2,500	2,624
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,924
	Inter-American Development Bank	0.500%	9/23/24	5,500	5,489
	Inter-American Development Bank	2.125%	1/15/25	1,000	1,048
[8]	Inter-American Development Bank	1.750%	3/14/25	500	518
	Inter-American Development Bank	0.875%	4/3/25	1,000	1,006
	Inter-American Development Bank	7.000%	6/15/25	250	305
	Inter-American Development Bank	0.625%	7/15/25	5,100	5,073
[8]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,984
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	2,003
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,689
	Inter-American Development Bank	2.375%	7/7/27	800	854
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,578
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,970
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	2.250%	6/18/29	1,000	1,061
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	3,374
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	2,042
	Inter-American Development Bank	3.200%	8/7/42	550	635
	Inter-American Development Bank	4.375%	1/24/44	450	615
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	27
	International Bank for Reconstruction & Development	0.125%	4/20/23	5,500	5,491
[8]	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,165
	International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,739
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	5,149
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,781
[8]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,305
[8]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,823
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	2,064
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,487
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,926
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,898
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,923
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,188
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,263
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,430
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,552
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,534
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	951
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,980
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,849
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	599
[8]	International Finance Corp.	2.000%	10/24/22	1,000	1,019
[8]	International Finance Corp.	2.875%	7/31/23	2,000	2,093
[8]	International Finance Corp.	1.375%	10/16/24	1,400	1,433
[8]	International Finance Corp.	0.375%	7/16/25	1,000	985
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,583
	International Finance Corp.	0.750%	8/27/30	800	749
[13]	Japan Bank for International Cooperation	2.500%	6/1/22	700	711
[8,13]	Japan Bank for International Cooperation	1.625%	10/17/22	750	761
[13]	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,038
[13]	Japan Bank for International Cooperation	0.625%	5/22/23	4,200	4,219
[13]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,390
[13]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,698
[13]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,696
[8,13]	Japan Bank for International Cooperation	0.500%	4/15/24	700	698
[8,13]	Japan Bank for International Cooperation	2.500%	5/23/24	400	420
[8,13]	Japan Bank for International Cooperation	3.000%	5/29/24	650	691
[8,13]	Japan Bank for International Cooperation	1.750%	10/17/24	600	618
[8,13]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,504
[8,13]	Japan Bank for International Cooperation	2.500%	5/28/25	500	529
[13]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,979
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,624
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	542
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,375
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,449
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,700
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	309
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	963
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	507
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	753
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	615
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	189
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	502
[14]	KFW	2.000%	10/4/22	2,150	2,190
[14]	KFW	2.375%	12/29/22	4,100	4,211
[14]	KFW	2.125%	1/17/23	1,750	1,793
[14]	KFW	1.625%	2/15/23	2,500	2,548
[14]	KFW	0.250%	4/25/23	6,500	6,501
[14]	KFW	0.250%	10/19/23	8,000	7,986
[14]	KFW	2.625%	2/28/24	3,000	3,156
[14]	KFW	0.250%	3/8/24	2,500	2,489
[14]	KFW	1.375%	8/5/24	500	512
[14]	KFW	0.500%	9/20/24	3,600	3,593
[14]	KFW	2.500%	11/20/24	5,750	6,085
[14]	KFW	2.000%	5/2/25	1,250	1,306
[14]	KFW	0.375%	7/18/25	6,000	5,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	KFW	0.625%	1/22/26	4,000	3,951
[14]	KFW	2.875%	4/3/28	2,300	2,528
[14]	KFW	1.750%	9/14/29	900	922
[14]	KFW	0.750%	9/30/30	2,000	1,875
[14]	KFW	0.000%	4/18/36	600	455
[14]	KFW	0.000%	6/29/37	1,700	1,264
	Korea Development Bank	3.375%	3/12/23	3,200	3,334
	Korea Development Bank	2.750%	3/19/23	600	620
	Korea Development Bank	3.750%	1/22/24	1,500	1,611
	Korea Development Bank	2.125%	10/1/24	400	418
	Korea Development Bank	1.625%	1/19/31	1,000	982
[14]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,375
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,607
[8,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	495
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,032
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,391
[8,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	854
[8,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,715
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	945
	Nordic Investment Bank	1.375%	10/17/22	700	709
	Nordic Investment Bank	0.375%	5/19/23	1,000	1,002
	Nordic Investment Bank	2.875%	7/19/23	950	994
	Nordic Investment Bank	2.250%	5/21/24	600	627
	Nordic Investment Bank	0.375%	9/20/24	800	795
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,474
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	982
[8,15]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,556
[15]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	634
[15]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	513
[15]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,473
[8,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,158
[8]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,211
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,123
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	2,345	2,712
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	485	726
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,204
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,815	3,586
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	3,000	3,762
[8,16]	Petroleos Mexicanos	2.290%	2/15/24	50	50
[16]	Petroleos Mexicanos	2.378%	4/15/25	80	82
	Province of Alberta	3.350%	11/1/23	1,700	1,803
	Province of Alberta	2.950%	1/23/24	600	634
	Province of Alberta	1.875%	11/13/24	1,800	1,866
	Province of Alberta	1.000%	5/20/25	830	835
	Province of Alberta	3.300%	3/15/28	1,100	1,223
	Province of Alberta	1.300%	7/22/30	2,566	2,460
	Province of British Columbia	2.000%	10/23/22	300	306
[8]	Province of British Columbia	1.750%	9/27/24	600	620
	Province of British Columbia	2.250%	6/2/26	1,707	1,803
	Province of British Columbia	0.900%	7/20/26	1,275	1,267
	Province of British Columbia	1.300%	1/29/31	500	484
[8]	Province of Manitoba	2.600%	4/16/24	1,250	1,313
	Province of Manitoba	3.050%	5/14/24	500	531
	Province of Manitoba	2.125%	6/22/26	850	889
	Province of New Brunswick	2.500%	12/12/22	400	409
	Province of New Brunswick	3.625%	2/24/28	500	567
	Province of Ontario	2.200%	10/3/22	500	510
	Province of Ontario	1.750%	1/24/23	1,190	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Ontario	3.400%	10/17/23	3,130	3,321
	Province of Ontario	3.050%	1/29/24	2,000	2,118
	Province of Ontario	3.200%	5/16/24	1,000	1,068
	Province of Ontario	2.500%	4/27/26	1,000	1,064
	Province of Ontario	2.300%	6/15/26	2,000	2,112
	Province of Ontario	2.000%	10/2/29	1,700	1,749
	Province of Ontario	1.125%	10/7/30	2,800	2,657
	Province of Ontario	1.600%	2/25/31	5,000	4,927
	Province of Quebec	2.625%	2/13/23	2,050	2,116
[8]	Province of Quebec	7.125%	2/9/24	3,050	3,509
[8]	Province of Quebec	2.875%	10/16/24	700	747
[8]	Province of Quebec	1.500%	2/11/25	155	159
	Province of Quebec	0.600%	7/23/25	1,500	1,487
	Province of Quebec	2.500%	4/20/26	700	746
	Province of Quebec	2.750%	4/12/27	3,250	3,511
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,532
	Province of Quebec	1.350%	5/28/30	1,200	1,169
	Province of Quebec	1.900%	4/21/31	7,500	7,605
	Republic of Chile	2.250%	10/30/22	225	229
	Republic of Chile	3.125%	3/27/25	200	213
	Republic of Chile	3.125%	1/21/26	710	759
[8]	Republic of Chile	3.240%	2/6/28	2,910	3,100
[8]	Republic of Chile	2.450%	1/31/31	1,600	1,587
[8]	Republic of Chile	2.550%	1/27/32	1,600	1,589
[8]	Republic of Chile	2.550%	7/27/33	2,300	2,247
[8]	Republic of Chile	3.100%	5/7/41	2,150	2,080
	Republic of Chile	3.860%	6/21/47	875	941
[8]	Republic of Chile	3.500%	1/25/50	1,900	1,904
[8]	Republic of Chile	3.100%	1/22/61	2,000	1,811
[8]	Republic of Chile	3.250%	9/21/71	700	636
	Republic of Hungary	5.375%	2/21/23	2,000	2,133
	Republic of Hungary	5.750%	11/22/23	1,000	1,106
	Republic of Hungary	5.375%	3/25/24	1,600	1,777
	Republic of Hungary	7.625%	3/29/41	1,150	1,918
	Republic of Indonesia	2.950%	1/11/23	350	360
	Republic of Indonesia	4.450%	2/11/24	625	679
[8]	Republic of Indonesia	3.850%	7/18/27	200	222
	Republic of Indonesia	3.500%	1/11/28	1,300	1,412
	Republic of Indonesia	4.100%	4/24/28	1,000	1,125
	Republic of Indonesia	4.750%	2/11/29	1,350	1,576
	Republic of Indonesia	3.400%	9/18/29	200	215
	Republic of Indonesia	2.850%	2/14/30	350	362
	Republic of Indonesia	3.850%	10/15/30	2,100	2,348
	Republic of Indonesia	1.850%	3/12/31	600	576
	Republic of Indonesia	2.150%	7/28/31	1,100	1,077
[3,8]	Republic of Indonesia	4.750%	7/18/47	300	352
	Republic of Indonesia	4.350%	1/11/48	2,075	2,311
	Republic of Indonesia	5.350%	2/11/49	1,500	1,932
	Republic of Indonesia	3.700%	10/30/49	825	837
	Republic of Indonesia	4.200%	10/15/50	2,205	2,443
	Republic of Indonesia	3.050%	3/12/51	850	804
[8]	Republic of Indonesia	3.200%	9/23/61	600	560
	Republic of Indonesia	4.450%	4/15/70	500	570
	Republic of Indonesia	3.350%	3/12/71	500	462
	Republic of Italy	6.875%	9/27/23	2,300	2,577
	Republic of Italy	0.875%	5/6/24	1,500	1,497
	Republic of Italy	2.375%	10/17/24	1,950	2,024
	Republic of Italy	1.250%	2/17/26	2,900	2,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Italy	2.875%	10/17/29	2,000	2,074
	Republic of Italy	5.375%	6/15/33	1,925	2,419
	Republic of Italy	4.000%	10/17/49	1,900	2,103
	Republic of Italy	3.875%	5/6/51	2,500	2,707
	Republic of Korea	2.750%	1/19/27	3,800	4,075
	Republic of Korea	1.000%	9/16/30	1,000	945
	Republic of Korea	4.125%	6/10/44	655	837
	Republic of Korea	3.875%	9/20/48	390	493
[8]	Republic of Panama	4.000%	9/22/24	600	646
[8]	Republic of Panama	3.750%	3/16/25	1,450	1,558
	Republic of Panama	7.125%	1/29/26	358	438
	Republic of Panama	8.875%	9/30/27	368	502
[8]	Republic of Panama	3.875%	3/17/28	1,980	2,151
	Republic of Panama	9.375%	4/1/29	1,070	1,559
[8]	Republic of Panama	3.160%	1/23/30	400	412
[8]	Republic of Panama	2.252%	9/29/32	2,000	1,883
[8]	Republic of Panama	6.700%	1/26/36	1,744	2,322
[8]	Republic of Panama	4.500%	5/15/47	200	219
[8]	Republic of Panama	4.500%	4/16/50	3,310	3,604
[8]	Republic of Panama	4.300%	4/29/53	1,250	1,326
[8]	Republic of Panama	4.500%	4/1/56	2,650	2,877
[8]	Republic of Panama	3.870%	7/23/60	3,200	3,129
[8]	Republic of Peru	2.392%	1/23/26	600	613
	Republic of Peru	4.125%	8/25/27	250	277
	Republic of Peru	2.844%	6/20/30	500	504
[8]	Republic of Peru	2.783%	1/23/31	3,900	3,873
[8]	Republic of Peru	1.862%	12/1/32	900	821
	Republic of Peru	8.750%	11/21/33	2,535	3,911
[8]	Republic of Peru	6.550%	3/14/37	600	810
[8]	Republic of Peru	3.300%	3/11/41	900	875
	Republic of Peru	5.625%	11/18/50	2,150	2,923
[8]	Republic of Peru	3.550%	3/10/51	500	498
[8]	Republic of Peru	2.780%	12/1/60	1,500	1,268
[8]	Republic of Peru	3.230%	7/28/21	2,000	1,663
	Republic of Poland	3.000%	3/17/23	3,100	3,218
	Republic of Poland	4.000%	1/22/24	625	674
	Republic of Poland	3.250%	4/6/26	1,150	1,261
	Republic of the Philippines	4.200%	1/21/24	1,400	1,505
	Republic of the Philippines	9.500%	10/21/24	550	691
	Republic of the Philippines	10.625%	3/16/25	425	560
	Republic of the Philippines	5.500%	3/30/26	1,500	1,765
	Republic of the Philippines	3.000%	2/1/28	3,800	4,071
	Republic of the Philippines	3.750%	1/14/29	1,000	1,118
	Republic of the Philippines	9.500%	2/2/30	1,525	2,366
	Republic of the Philippines	2.457%	5/5/30	2,000	2,045
	Republic of the Philippines	7.750%	1/14/31	775	1,119
	Republic of the Philippines	1.648%	6/10/31	673	642
	Republic of the Philippines	1.950%	1/6/32	675	654
	Republic of the Philippines	6.375%	1/15/32	600	810
	Republic of the Philippines	6.375%	10/23/34	3,175	4,396
	Republic of the Philippines	5.000%	1/13/37	400	494
	Republic of the Philippines	3.950%	1/20/40	1,500	1,637
	Republic of the Philippines	3.700%	3/1/41	1,534	1,627
	Republic of the Philippines	3.700%	2/2/42	1,885	2,001
	Republic of the Philippines	2.950%	5/5/45	1,750	1,668
	Republic of the Philippines	2.650%	12/10/45	2,135	1,951
	Republic of the Philippines	3.200%	7/6/46	1,500	1,476
	State of Israel	3.150%	6/30/23	1,100	1,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	2.875%	3/16/26	1,100	1,179
	State of Israel	3.250%	1/17/28	790	867
	State of Israel	2.500%	1/15/30	200	209
	State of Israel	2.750%	7/3/30	1,550	1,649
	State of Israel	4.500%	1/30/43	1,400	1,752
	State of Israel	4.125%	1/17/48	800	964
	State of Israel	3.375%	1/15/50	2,635	2,799
	State of Israel	3.875%	7/3/50	1,650	1,881
	State of Israel	4.500%	4/3/20	900	1,132
	Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,524
[8]	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,452
[8]	Svensk Exportkredit AB	0.250%	9/29/23	500	499
[8]	Svensk Exportkredit AB	0.375%	3/11/24	800	797
[8]	Svensk Exportkredit AB	0.375%	7/30/24	800	795
[10]	Svensk Exportkredit AB	0.625%	10/7/24	1,000	999
[8]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,485
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,974
	United Mexican States	3.600%	1/30/25	3,284	3,575
[8]	United Mexican States	3.900%	4/27/25	1,300	1,431
	United Mexican States	4.125%	1/21/26	2,968	3,322
	United Mexican States	4.150%	3/28/27	3,370	3,802
	United Mexican States	3.750%	1/11/28	1,175	1,281
	United Mexican States	4.500%	4/22/29	1,500	1,688
[8]	United Mexican States	3.250%	4/16/30	5,100	5,236
[8]	United Mexican States	2.659%	5/24/31	2,200	2,122
[8]	United Mexican States	8.300%	8/15/31	1,000	1,459
[8]	United Mexican States	4.750%	4/27/32	2,500	2,817
[8]	United Mexican States	7.500%	4/8/33	400	559
[8]	United Mexican States	6.750%	9/27/34	200	264
	United Mexican States	6.050%	1/11/40	2,321	2,848
[8]	United Mexican States	4.280%	8/14/41	3,090	3,155
[8]	United Mexican States	4.750%	3/8/44	3,022	3,228
	United Mexican States	5.550%	1/21/45	1,000	1,171
	United Mexican States	4.600%	1/23/46	2,530	2,627
	United Mexican States	4.350%	1/15/47	1,880	1,890
	United Mexican States	4.600%	2/10/48	3,510	3,631
[8]	United Mexican States	4.500%	1/31/50	2,100	2,152
[8]	United Mexican States	5.000%	4/27/51	2,800	3,078
[8]	United Mexican States	3.771%	5/24/61	4,100	3,641
[8]	United Mexican States	5.750%	10/12/10	2,914	3,320
Total Sovereign Bonds (Cost $767,593)					789,915
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	155	164
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	163
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	329
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	163
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	73
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	1,377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	160	226
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	696
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	315
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	566
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,590
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	220
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	2,123
California GO	5.700%	11/1/21	1,000	1,004
California GO	3.375%	4/1/25	426	465
California GO	2.650%	4/1/26	250	269
California GO	1.700%	2/1/28	350	352
California GO	3.500%	4/1/28	400	446
California GO	2.500%	10/1/29	290	305
California GO	1.750%	11/1/30	260	256
California GO	4.500%	4/1/33	850	989
California GO	7.500%	4/1/34	2,770	4,265
California GO	4.600%	4/1/38	1,925	2,231
California GO	7.550%	4/1/39	4,615	7,777
California GO	7.300%	10/1/39	1,000	1,581
California GO	7.350%	11/1/39	725	1,153
California GO	7.625%	3/1/40	500	832
California GO	7.600%	11/1/40	2,000	3,448
California State University Systemwide Revenue	3.899%	11/1/47	250	292
California State University Systemwide Revenue	2.897%	11/1/51	500	492
California State University Systemwide Revenue	2.975%	11/1/51	465	475
California State University Systemwide Revenue	2.719%	11/1/52	500	487
California State University Systemwide Revenue	2.939%	11/1/52	500	489
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	138
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	524
Chicago IL GO	7.045%	1/1/29	170	196
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	698
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	609
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	420
Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,545	2,185
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	504
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	568
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	324
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	459
	Connecticut GO	5.090%	10/1/30	575	674
	Connecticut GO	5.850%	3/15/32	610	804
	Cook County IL GO	6.229%	11/15/34	400	542
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	138
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	442
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	103
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	285	400
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	157
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	1,875	1,964
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	340
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	64
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	392
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	455
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,314
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	864
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	1,011
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	538
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	594	892
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,367	2,086
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	145	213
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	250
[10]	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	430
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	406
[10]	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	506
[10]	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	500	509
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	425
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,540
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	6.290%	3/1/32	760	960
	Houston TX GO	3.961%	3/1/47	355	416
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	300
	Illinois GO	4.950%	6/1/23	598	631
	Illinois GO	5.100%	6/1/33	5,870	6,842
	Illinois GO	6.630%	2/1/35	130	161
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	484
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	420
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	434
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	337
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	185
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	264
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	588
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	307
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	496
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,458
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	549
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	141
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	662
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	848
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,660
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	353
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	529
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	82
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	516
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	515
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	138
	Massachusetts GO	4.200%	12/1/21	685	689
	Massachusetts GO	5.456%	12/1/39	845	1,165
	Massachusetts GO	2.514%	7/1/41	2,175	2,178
	Massachusetts GO	2.813%	9/1/43	300	312
	Massachusetts GO	2.900%	9/1/49	575	606
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	689
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	357
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	68
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	145
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	1,001
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	633
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	295
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	270
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	409
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705%	10/15/40	800	785
	Michigan State University Revenue	4.496%	8/15/48	200	230
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	279
	Mississippi GO	5.245%	11/1/34	250	320
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	445
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	417
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,839
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	549
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	539
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	668
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	455
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	939
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,280	3,624
	New York City NY GO	5.517%	10/1/37	475	644
	New York City NY GO	6.271%	12/1/37	325	471
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	148
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	447
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	152

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	114
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	473
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,840
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	381
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	200
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	823
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	133
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	438
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	1,225	1,672
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	835
New York State Dormitory Authority Revenue	3.142%	7/1/43	1,355	1,382
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	497
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	215
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	122
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	213
New York State Thruway Authority General Revenue	2.900%	1/1/35	330	348
New York State Thruway Authority General Revenue	3.500%	1/1/42	200	211
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	334
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	561
North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	177
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,161
Ohio State University General Receipts Revenue	4.910%	6/1/40	275	364
Ohio State University General Receipts Revenue	3.798%	12/1/46	100	120
Ohio State University General Receipts Revenue	4.800%	6/1/11	615	877
Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	308
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	119
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	308
Oregon GO	5.762%	6/1/23	189	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon GO	5.892%	6/1/27	375	449
[18]	Oregon GO	3.424%	3/1/60	750	772
[20]	Oregon School Boards Association GO	5.528%	6/30/28	125	147
	Pennsylvania State University	2.790%	9/1/43	425	431
	Pennsylvania State University	2.840%	9/1/50	300	301
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	523
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	276
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	163
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	281
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,122
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,325
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	414
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	212
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	189
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	252
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	3,070
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	770
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	435
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	295
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	237
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	75	84
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	436
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	105
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	423
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	381
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	280
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	294
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	482
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	322
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	707
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	555
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,497
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	250	252
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	457
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	409
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	799
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	140
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	756
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	295
	Texas GO	5.517%	4/1/39	1,030	1,481
	Texas GO	3.211%	4/1/44	425	445
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	866
	Texas Transportation Commission GO	2.562%	4/1/42	725	733
	Texas Transportation Commission GO	2.472%	10/1/44	725	708
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	335
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	130
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	388
[20]	Tucson City AZ COP	2.856%	7/1/47	300	296
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	3,474
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	191
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	511
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	709
	University of California Revenue	0.883%	5/15/25	225	227
	University of California Revenue	3.063%	7/1/25	400	430
	University of California Revenue	1.316%	5/15/27	925	925
	University of California Revenue	1.614%	5/15/30	525	509
	University of California Revenue	4.601%	5/15/31	500	586
	University of California Revenue	5.946%	5/15/45	275	387
	University of California Revenue	3.071%	5/15/51	500	507
	University of California Revenue	4.858%	5/15/12	1,330	1,868
	University of California Revenue	4.767%	5/15/15	150	206
	University of Michigan	2.437%	4/1/40	275	275
	University of Michigan	2.562%	4/1/50	200	196
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	248
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	1,025	1,110
	University of Texas Financing System Revenue	4.794%	8/15/46	300	400
	University of Texas Financing System Revenue	3.354%	8/15/47	200	229
	University of Texas Financing System Revenue	2.439%	8/15/49	225	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	1,016
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	282
	University of Virginia Revenue	2.256%	9/1/50	1,075	989
	University of Virginia Revenue	4.179%	9/1/17	250	328
	Utah GO	4.554%	7/1/24	75	80
	Utah GO	3.539%	7/1/25	576	609
	Washington GO	5.140%	8/1/40	480	663
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	255	293
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	329
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,120
Total Taxable Municipal Bonds (Cost $143,948)					162,970

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[21,22]	Vanguard Market Liquidity Fund (Cost $1,525,371)	0.068%	15,256,027	1,525,603
Total Investments (100.8%) (Cost $33,028,806)				58,354,673
Other Assets and Liabilities—Net (-0.8%)				(453,007)
Net Assets (100%)				57,901,666
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,949,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $97,814,000, representing 0.2% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Securities with a value of $1,560,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2021.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $74,826,000 was received for securities on loan, of which $74,506,000 is held in Vanguard Market Liquidity Fund and $320,000 is held in cash.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	6,324	832,298	(9,894)
E-mini Russell 2000 Index	December 2021	162	17,827	(169)
E-mini S&P 500 Index	December 2021	574	123,345	(4,316)
				(14,379)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,874,808	1	330	34,875,139
Preferred Stocks	9	—	100	109
U.S. Government and Agency Obligations	—	14,162,930	—	14,162,930
Asset-Backed/Commercial Mortgage-Backed Securities	—	557,451	—	557,451
Corporate Bonds	—	6,280,556	—	6,280,556
Sovereign Bonds	—	789,915	—	789,915
Taxable Municipal Bonds	—	162,970	—	162,970
Temporary Cash Investments	1,525,603	—	—	1,525,603
Total	36,400,420	21,953,823	430	58,354,673

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14,379	—	—	14,379
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	1,548,665	NA1	NA1	—	—	817	—	1,525,603
Vanguard Total Bond Market ETF	33,105	—	—	—	(1,028)	404	20	32,077
Total	1,581,770				(1,028)	1,221	20	1,557,680
1	Not applicable—purchases and sales are for temporary cash investment purposes.